UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

  FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

    Investment Company Act file number: 811-22235

AQR Funds

      (Exact name of registrant as specified in charter)

             Two Greenwich Plaza
                            Greenwich, CT 06830

       (Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
 AQR Capital Management, LLC
         Two Greenwich Plaza
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2020 to September 30, 2021

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Annual Report
September 30, 2021
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund
AQR Core Plus Bond Fund
Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.

Table of Contents
Shareholder Letters (Unaudited)
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
4
AQR International Multi-Style Fund
..................................................................
6
AQR Emerging Multi-Style II Fund
...................................................................
8
AQR Large Cap Momentum Style Fund
...............................................................
10
AQR Small Cap Momentum Style Fund
...............................................................
12
AQR International Momentum Style Fund
..............................................................
14
AQR Large Cap Defensive Style Fund
................................................................
16
AQR International Defensive Style Fund
...............................................................
18
AQR Global Equity Fund
..........................................................................
20
AQR International Equity Fund
......................................................................
23
AQR Core Plus Bond Fund
........................................................................
26
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
29
AQR Small Cap Multi-Style Fund
....................................................................
34
AQR International Multi-Style Fund
..................................................................
43
AQR Emerging Multi-Style II Fund
...................................................................
47
AQR Large Cap Momentum Style Fund
...............................................................
53
AQR Small Cap Momentum Style Fund
...............................................................
60
AQR International Momentum Style Fund
..............................................................
69
AQR Large Cap Defensive Style Fund
................................................................
74
AQR International Defensive Style Fund
...............................................................
79
AQR Global Equity Fund
..........................................................................
84
AQR International Equity Fund
......................................................................
92
AQR Core Plus Bond Fund
........................................................................
99
Financial Statements and Notes
........................................................................
111
Report of Independent Registered Public Accounting Firm
.....................................................
177
Other Federal Tax Information (Unaudited)
................................................................
178
Fund Expense Examples (Unaudited)
....................................................................
180
Trustees and Officers (Unaudited)
......................................................................
183
Board Approval of Investment Advisory Agreements (Unaudited)
................................................
184
Liquidity Risk Management Program (Unaudited)
...........................................................
187

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Large Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2021, the Fund returned 30.1% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 30.96%. The Fund’s underperformance was driven primarily by sector selection (-2.8%), while sector stock selection offset some of those losses. For sector selection,
Energy (-0.8%) and Financials (-0.6%) drove losses. Within sector stock selection, gains from Consumer
Discretionary (0.8%) and Information Technology (0.8%) were partially offset by losses within Financials
(-0.6%).
Over the course of the period, the Fund's largest active positions included sector overweights to Consumer
Discretionary (4.0%) and Industrials (3.4%), and underweights to Real Estate (-2.8%) and Energy (-1.7%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.40%, 0.65% and 0.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR LARGE CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QCELX 30.10% 11.44% 14.02% 12.69% 3/26/2013
Fund - Class N: QCENX 29.73% 11.15% 13.72% 12.42% 3/26/2013
Fund - Class R6: QCERX 30.26% 11.55% 14.14% 10.63% 7/10/2014
Russell 1000® Total Return Index 30.96% 16.43% 17.11% 14.93% 3/26/2013

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Small Cap Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued U.S.
small-cap companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2021, the Fund returned 51.47% while the Russell 2000®
Total Return Index (the “Benchmark”) returned 47.68%. The Fund’s outperformance was driven by sector stock selection, while sector selection also provided modest gains. Within sector stock selection, Industrials
(1.8%), Information Technology (1.5%), and Health Care (1.0%) drove gains, but were partially offset by losses in Consumer Discretionary (-0.5%). For sector selection, Health Care (0.6%), Utilities (0.5%), and
Consumer Discretionary (0.4%) contributed positively, but were partially offset by losses in Energy (-0.4%).
Over the course of the period, the Fund’s largest active positions included sector overweights to consumer discretionary (4.7%) and industrials (3.1%), and underweights to real estate (-2.6%) and healthcare (-2.2%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.72%, 0.97% and 0.62%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance
AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR SMALL CAP MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QSMLX 51.47% 10.58% 11.76% 11.37% 3/26/2013
Fund - Class N: QSMNX 51.05% 10.30% 11.48% 11.09% 3/26/2013
Fund - Class R6: QSERX 51.60% 10.67% 11.86% 9.47% 7/10/2014
Russell 2000® Total Return Index 47.68% 10.54% 13.45% 11.87% 3/26/2013

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR International Multi-Style Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value, or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2021, the Fund returned 24.97% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned 26.50%. The Fund’s underperformance was driven by sector stock selection, while sector selection provided additional losses. Within sector stock selection, losses in Financials (-1.6%) were partially offset by gains in Communication Services (0.9%). For sector selection, losses in Energy (-0.5%) and Health Care (-0.3%) were partially offset by gains in Consumer Staples (0.4%),
Financials (0.2%) and Utilities (0.2%).
Over the course of the period, the Fund 's largest active positions included sector overweights to Consumer
Discretionary (3.6%) and Information Technology (1.9%), and underweights to Industrials (-2.7%) and
Consumer Staples (-2.4%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.58%, 0.83% and 0.48%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MULTI-STYLE FUNDVS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 3/26/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR INTERNATIONAL MULTI-STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QICLX 24.97% 6.67% 7.97% 5.47% 3/26/2013
Fund - Class N: QICNX 24.67% 6.44% 7.71% 5.20% 3/26/2013
Fund - Class R6: QICRX 25.13% 6.80% 8.07% 3.87% 7/10/2014
MSCI Daily TR Net World Ex USA Index* 26.50% 7.87% 8.88% 6.36% 3/26/2013

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Emerging Multi-Style II Fund (the “Fund”) seeks to invest in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong quality. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Quality styles.
For the one-year period ended September 30, 2021, the Fund returned 17.26% while the MSCI Daily TR
Net Emerging Markets Index* (the “Benchmark”) returned 18.20%. The Fund’s underperformance was driven by stock selection within sector, while sector selection provided some offsetting gains. Within sector stock selection, losses in Materials (-1.4%), Communication Services (-1.2%) and Industrials (-1.2%) were slightly offset by gains in Consumer Discretionary (1.6%). For sector selection, gains in Materials (0.9%) and
Information Technology (0.5%) were slightly offset by losses in Financials (-0.6%).
Over the course of the period, the Fund's largest active positions included sector overweights to Materials
(4.6%) and Information Technology (2.7%), and underweights to Financials (-4.4%) and Communication
Services (-1.7%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.76%, 1.01% and 0.66%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EMERGING MULTI-STYLE II FUND VS.MSCI DAILY TR NET EMERGING MARKETS INDEX* VALUE OF
$10,000 INVESTED ON 2/11/2015
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR EMERGING MULTI-STYLE II FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QTELX 17.26% 7.06% 7.82% 4.72% 2/11/2015
Fund - Class N: QTENX 16.96% 6.78% 7.53% 4.45% 2/11/2015
Fund - Class R6: QTERX 17.32% 7.14% 7.92% 4.80% 2/11/2015
MSCI Daily TR Net Emerging Market Index* 18.20% 8.58% 9.23% 6.57% 2/11/2015

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Large Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of large and mid-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2021, the Fund returned 28.54% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 30.96%. The Fund’s underperformance was driven primarily by sector selection, though stock selection within sector also generated losses. Within sector stock selection, losses in Industrials (-0.8%) and Financials (-0.6%) were partially offset by gains from Information
Technology (0.7%) and Health Care (0.7%). For sector selection, losses were driven by Financials (-1.0%)
and Energy (-0.6%).
Over the course of the period, the Fund's largest active positions included sector overweights to Information
Technology (5.7%) and Consumer Discretionary (5.4%), and underweights to Consumer Staples (-3.3%) and
Financials (-3.1%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.41%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR LARGE CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AMOMX 28.54% 15.92% 17.57% 16.76% 15.92% 7/9/2009
Fund - Class N: AMONX 28.27% 15.64% 17.28% N/A 15.35% 12/17/2012
Fund - Class R6: QMORX 28.68% 16.05% 17.69% N/A 13.63% 7/10/2014
Russell 1000® Total Return Index 30.96% 16.43% 17.11% 16.76% 16.33% 7/9/2009

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Small Cap Momentum Style Fund (the “Fund”) seeks to invest in stocks of small-cap U.S.
companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2021, the Fund returned 41.25% while the Russell 2000®
Total Return Index (the “Benchmark”) returned 47.68%. The Fund’s underperformance was driven by sector stock selection, while sector selection provided additional losses. Within sector stock selection, losses in
Information Technology (-1.3%), Industrials (-1.1%), and Financials (-0.9%) were slightly offset by gains in
Consumer Staples (0.5%). In sector selection, losses in Financials (-0.9%) and Health Care (-0.8%) were partially offset by gains in Utilities (0.5%).
Over the course of the period, the Fund's largest active positions included sector overweights to the
Consumer Discretionary (8.9%) and Health Care (2.7%) sectors, and underweights to Financials (-8.2%)
and Real Estate (-3.2%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.65%, 0.90% and 0.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR SMALL CAP MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ASMOX 41.25% 11.08% 14.64% 15.56% 14.86% 7/9/2009
Fund - Class N: ASMNX 40.98% 10.82% 14.38% N/A 13.39% 12/17/2012
Fund - Class R6: QSMRX 41.41% 11.19% 14.76% N/A 10.99% 7/10/2014
Russell 2000® Total Return Index 47.68% 10.54% 13.45% 14.63% 14.81% 7/9/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR International Momentum Style Fund (the “Fund”) seeks to invest in stocks of non-U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.
For the one-year period ended September 30, 2021, the Fund returned 19.40% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned 26.50%. The Fund’s underperformance was driven by stock selection within sector, while sector selection provided additional losses. Within sector stock selection, losses in Communication Services (-1.3%), Financials (-1.1%), and Materials (-1.1%) were partially offset by gains in Information Technology (0.4%). For sector selection, losses in Financials (-1.5%) and Health Care
(-1.0%) were only partially offset by gains in Consumer Staples (0.7%).
Over the course of the period, the Fund's largest active positions included sector overweights to Information
Technology (5.4%), Industrials (5.0%), and Materials (3.4%), and underweights to Consumer Staples (-6.8%)
and Financials (-3.8%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.59%, 0.84% and 0.49%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL MOMENTUM STYLE FUNDVS. MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR INTERNATIONAL MOMENTUM STYLE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AIMOX 19.40% 8.51% 8.85% 8.10% 7.61% 7/9/2009
Fund - Class N: AIONX 19.18% 8.26% 8.59% N/A 6.29% 12/17/2012
Fund - Class R6: QIORX 19.55% 8.62% 8.95% N/A 5.21% 7/10/2014
MSCI Daily TR Net World Ex USA Index* 26.50% 7.87% 8.88% 7.88% 7.79% 7/9/2009

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In seeking this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2021, the Fund returned 20.53% while the Russell 1000®
Total Return Index (the “Benchmark”) returned 30.96%. The Fund’s underperformance was driven primarily by sector stock selection while sector selection also detracted. Within sector stock selection, losses were driven by Financials (-1.1%), Materials (-1.0%) and Communication Services (-0.9%). For sector selection, losses were driven by Consumer Staples (-2.5%), Utilities (-1.0%) and Energy (-0.9%).
Over the course of the period, the Fund's largest active positions included sector overweights to Consumer
Staples (12.2%) and Utilities (4.2%), and underweights to Information Technology (-9.1%) and Consumer
Discretionary (-4.3%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.40%, 0.66% and 0.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® TOTAL RETURN INDEX VALUE OF $10,000
INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR LARGE CAP DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: AUEIX 20.53% 13.33% 15.42% 15.05% 7/9/2012
Fund - Class N: AUENX 20.17% 13.03% 15.10% 14.76% 7/9/2012
Fund - Class R6: QUERX 20.55% 13.42% 15.51% 14.16% 9/2/2014
Russell 1000® Total Return Index 30.96% 16.43% 17.11% 15.79% 7/9/2012

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large and mid-cap companies that we believe to be profitable, stable, low-risk businesses. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.
For the one-year period ended September 30, 2021, the Fund returned 16.44% while the MSCI Daily TR
Net World Ex USA Index* (the “Benchmark”) returned 26.50%. The Fund’s underperformance was driven primarily by sector selection, while stock selection within sector also detracted. For sector selection, losses from Consumer Staples (-2.0%) and Utilities (-1.4%) drove losses. Within sector stock selection, losses from
Financials (-1.5%) and Consumer Discretionary (-0.9%) were only slightly offset by gains in Health Care
(0.4%).
Over the course of the period, the Fund's largest active positions included sectors overweights to Consumer
Staples (11.8%) and Communication Services (6.6%), and underweights to Industrials (-8.0%) and
Financials (-6.1%).
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with Global Domestic Product (“GDP”) on track to expand at a high single digit pace. Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Michele Aghassi
Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.64%, 0.90% and 0.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL DEFENSIVE STYLE FUND VS.MSCI DAILY TR NET WORLD EX USA INDEX* VALUE OF
$10,000 INVESTED ON 7/9/2012
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR INTERNATIONAL DEFENSIVE STYLE FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: ANDIX 16.44% 6.38% 6.69% 6.94% 7/9/2012
Fund - Class N: ANDNX 16.13% 6.13% 6.43% 6.67% 7/9/2012
Fund - Class R6: ANDRX 16.54% 6.48% 6.80% 4.76% 9/2/2014
MSCI Daily TR Net World Ex USA Index* 26.50% 7.87% 8.88% 8.02% 7/9/2012

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over- and under-weight countries and currencies relative to the benchmark.
For the one-year period ended September 30, 2021, the Fund returned 22.81% while the MSCI Daily TR Net
World Index* (the “Benchmark”) returned 28.82%. The portfolio's underperformance was driven primarily by country selection (-3.2%), while currency selection (-1.6%) and stock selection (-1.2%) also detracted.
Specifically, within the stock selection strategy, sector selection (-2.0%) drove losses while stock selection within sector (0.8%) offset some of those losses. For sector selection, losses from Financials (-1.0%) and
Energy (-0.7%) were slightly offset by gains in Consumer Staples (0.2%) and Utilities (0.2%). Within sector stock selection, gains from Consumer Discretionary (0.8%) and Information Technology (0.6%) were slightly offset by losses in Financials (-0.3%) and Materials (-0.3%).
Over the course of the period, the Fund's largest active positions within the stock selection strategy included overweights to Consumer Discretionary (5.8%) and Materials (4.3%), and underweights to Financials (-3.3%)
and Communication Services (-3.0%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies. During the fiscal year ended September 30, 2021, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX* VALUE OF $10,000 INVESTED ON
12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQGIX 22.81% 7.21% 9.87% 11.61% 9.52% 12/31/2009
Fund - Class N: AQGNX 22.46% 6.88% 9.58% 11.30% 9.21% 12/31/2009
Fund - Class R6: AQGRX 23.00% 7.27% 9.98% N/A 8.04% 1/8/2014
MSCI Daily TR Net World Index* 28.82% 13.14% 13.74% 12.68% 10.51% 12/31/2009

Shareholder Letter (Unaudited)
AQR GLOBAL EQUITY FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.83%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX* VALUE OF $10,000 INVESTED ON
12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR GLOBAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQGIX 22.81% 7.21% 9.87% 11.61% 6.51% 6/30/2006
Fund - Class N:AQGNX 22.46% 6.88% 9.58% 11.30% 6.19% 6/30/2006
Fund - Class R6:AQGRX 23.00% 7.27% 9.98% N/A 8.04% 1/8/2014
MSCI Daily TR Net World Index* 28.82% 13.14% 13.74% 12.68% 7.65% 6/30/2006

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its
Benchmark in three ways: by selecting stocks within each country and by using futures and forwards contracts to over- and under-weight countries and currencies relative to the Benchmark.
For the one-year period ended September 30, 2021, the Fund returned 19.55% while the MSCI Daily TR Net
EAFE Index* (the “Benchmark”) returned 25.73%. The portfolio's underperformance was driven primarily by country selection (-4.6%), while currency selection (-1.2%) and stock selection (-0.4%) also detracted.
Specifically, within the stock selection strategy, sector selection (-1.5%) drove losses while stock selection within sector (1.1%) partially offset some of those losses. In sector selection, losses in Financials (-0.8%),
Health Care (-0.4%) and Energy (-0.4%) were partially offset by gains in Consumer Staples (0.5%). Within sector stock selection, gains in Materials (1.1%) were partially offset by Health Care (-0.3%) and Industrials
(-0.3%).
Over the course of the period, the Fund's largest active positions included sector overweights to Materials
(4.4%) and Information Technology (2.8%), and underweights to Financials (-5.2%) and Consumer Staples
(-4.0%).
Utilization of derivative instruments is inherent to the Fund’s principal investment strategies. During the fiscal year ended September 30, 2021, the Fund’s use of derivative instruments in accordance with its principal investment strategies did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
Global equity markets were up for the one-year period ended September 30, 2021, with the MSCI World
Index returning 28.8%. The growth environment remained strong for the one-year period ended September
30, 2021, with global Gross Domestic Product (“GDP”) on track to expand at a high single digit pace.
Nonetheless, the period saw an end to the steady upward march in growth forecasts since the end of 2020, as forecasts for 2021 GDP saw their first downtick since November of last year.
The evolution of the COVID-19 pandemic also continued to play a key role in global equity markets for the one-year period ended September 30, 2021, as the global vaccination campaign was challenged by the spread of the more-contagious Delta variant. Delta outbreaks in countries such as China and Vietnam had global impacts on already strained global supply chains still fighting to recover from 2020. Alongside the Delta variant, rising inflation has also raised concerns. We have seen the Consumer Price Index (CPI)
accelerate to a multi-year high across major economies such as the U.S., Eurozone, and UK. Finally, meaningfully tighter financial conditions in emerging economies and regulatory oversight of Chinese technology companies and real estate developers have increased uncertainty in emerging markets as we move into the fourth quarter.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and where applicable country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience during last year’s COVID-19 environment, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while adjusting where necessary to limit active portfolio risk. We will continue to remain vigilant as the COVID-19 recovery remains a potential factor within the equity market environment.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Andrea Frazzini
Principal
Ronen Israel
Principal
Michael Katz
Principal
Lars Nielsen
Principal

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.92%, 1.15% and 0.83%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX* VALUE OF $10,000 INVESTED ON
12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQIIX 19.55% 3.73% 5.75% 7.69% 5.52% 9/29/2009
Fund - Class N: AQINX 19.32% 3.48% 5.51% 7.39% 5.25% 9/29/2009
Fund - Class R6: AQIRX 19.63% 3.81% 5.84% N/A 3.73% 1/8/2014
MSCI Daily TR Net EAFE Index* 25.73% 7.62% 8.81% 8.10% 6.11% 9/29/2009

Shareholder Letter (Unaudited)
AQR INTERNATIONAL EQUITY FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.92%, 1.15% and 0.83%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX* VALUE OF $10,000 INVESTED ON
12/31/2010
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
* MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR INTERNATIONAL EQUITY FUND
PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I:AQIIX 19.55% 3.73% 5.75% 7.69% 5.69% 7/31/2004
Fund - Class N:AQINX 19.32% 3.48% 5.51% 7.39% 5.37% 7/31/2004
Fund - Class R6:AQIRX 19.63% 3.81% 5.84% N/A 3.73% 1/8/2014
MSCI Daily TR Net EAFE Index* 25.73% 7.62% 8.81% 8.10% 6.23% 7/31/2004

Shareholder Letter (Unaudited)
AQR CORE PLUS BOND FUND

AQR Funds | Annual Report | September 2021
Dear Shareholder:
The AQR Core Plus Bond Fund (the “Fund”) is a U.S. Aggregate Bond-benchmarked fixed income offering that seeks total return, consisting of capital appreciation and income. Excess-of-benchmark returns are pursued through a systematic application of fundamental investment principles. These principles, which are implemented through numerous signals, can be grouped into broad investment themes such as value, momentum, carry and defensive. The goal is a portfolio weighted towards issuers and securities that are undervalued, have improving prices and fundamentals, have attractive yields and have higher quality characteristics. This investment approach is expected to provide attractive levels of outperformance and, importantly, to be lowly correlated to major market factors as well as other active managers in the space.
Ultimately, we believe an approach that seeks to match the risk profile of the benchmark, outperform through a systematic security selection process and provide diversification to both traditional active management as well as existing portfolio exposures, is an attractive offering to investors.
Out-of-benchmark sectors are strictly used to increase security selection breadth, while still seeking to match the interest rate, credit and securitized risks of the benchmark at each point in time. In addition to cash bonds (e.g., government bonds, corporate bonds), the Fund uses derivatives (e.g. currency forwards, interest rate swaps, and bond futures) to more efficiently implement security selection views and to maintain risks in line with the benchmark. During the fiscal year ended September 30, 2021, the Fund’s use of derivative instruments did not cause the Fund’s performance to materially deviate from AQR’s performance expectations for the Fund under the market conditions experienced over this period.
For the fiscal year ended September 30, 2021, the Fund returned -2.27% while its benchmark, the
Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD Index, returned -0.90%. The
Fund’s underperformance was driven primarily by the maturity selection sub-strategy, while the corporate security selection and emerging bond selection sub-strategies contributed positively, offsetting some underperformance. The remaining sub-strategies were roughly flat. Within maturity selection in early 2021, a yield-curve flattener in the U.S., driven by value and carry signals, underperformed as longer-maturity yields rose sharply in the U.S. while the front-end of the curve remained anchored. A yield-curve steepener in Germany, driven by value signals and a yield-curve steepener in Norway, driven by carry signals added to underperformance. In our curvature views (i.e., butterfly positions), the majority of signals drove overweights in the bellies of the U.S., Canadian and UK yield curves. At the end of February, these positions underperformed as the front-end of many developed markets remained anchored while longer-maturity bonds sold-off. Additionally, the belly of the U.S. curve performed particularly poorly as five-year and seven-
year Treasury auctions in late February were met with very weak demand.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis. The fixed income portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic portfolio management process that considers moderate position-
level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. During the COVID-19 environment, as with other past periods of volatility, we have been able to successfully maintain portfolio liquidity, and to execute our strategies effectively, while making adjustments where necessary to limit portfolio risk. Most recently, we witnessed the evolution of the COVID-19 pandemic continue to play a role in markets as the spread of the more-contagious Delta variant struck a blow to hopes of a smooth and rapid normalization of the global economy. In July 2021, risk-off sentiment led to outperformance in safe-haven assets such as US
Treasuries. While the Delta wave may have slowed recovery in specific industries such as restaurants and tourism, broad measures of economic activity generally showed little signs of a slowdown. As of September
30, 2021, fixed income markets continue to react to the pandemic as well as to the monetary and fiscal policy responses. We will continue to remain vigilant in our portfolio management process as the pandemic remains a key influence for global fixed income markets.
Ronan Israel
Principal
Scott Richardson
Principal
Jordan Brooks
Principal

Shareholder Letter (Unaudited)
AQR CORE PLUS BOND FUND
AQR Funds | Annual Report | September 2021
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 0.67%, 0.88% and 0.57%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR CORE PLUS BOND FUND VS. BLOOMBERG BARCLAYS U.S. AGGREGATE TOTAL RETURN
VALUE UNHEDGED USD INDEX VALUE OF $10,000 INVESTED ON 4/5/2018
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 09/30/2021
AQR CORE PLUS BOND FUND
1 Year 3 Year
Since
Inception
Date of
Inception
Fund - Class I: QCPIX -2.27% 4.59% 3.93% 4/5/2018
Fund - Class N: QCPNX -2.54% 4.32% 3.67% 4/5/2018
Fund - Class R6: QCPRX -2.18% 4.68% 4.01% 4/5/2018
Bloomberg Barclays U.S. Aggregate Total Return Value Unhedged USD
Index -0.90% 5.36% 4.65% 4/5/2018

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | September 2021
DEFINITIONS:
The MSCI Daily TR Ne t EAFE Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net Emerging Markets Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI D aily TR Net World Ex USA Index : captures large and mid-cap securities exhibiting overall growth style characteristics across 22 Developed
Markets countries and 23 Emerging Markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.
The MSCI Daily TR Net World Index : is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 1000® Total Return Index
:
measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000
®
Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.
The Russell 2000® Total Return Index
:
measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Total Return Index is a subset of the Russell 3000
®
Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.
Bloomberg Barc lays® U.S. Aggregate Bond Index
:
is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.6%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.
7,365 929,316
Howmet Aerospace, Inc.
40,076 1,250,371
Huntington Ingalls Industries, Inc.
37,392 7,218,899
Lockheed Martin Corp.
3,293 1,136,414
Textron, Inc.
54,692 3,818,049
14,353,049
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.
4,231 368,097
Expeditors International of
Washington, Inc. 5,168 615,664
FedEx Corp.
7,598 1,666,165
United Parcel Service, Inc., Class
B 22,460 4,089,966
6,739,892
Automobiles - 1.9%
General Motors Co. *
63,656 3,355,308
Tesla, Inc. *
27,261 21,140,360
24,495,668
Banks - 2.2%
Bank OZK
14,397 618,783
Citigroup, Inc.
10,007 702,291
Citizens Financial Group, Inc.
34,638 1,627,293
First Citizens BancShares , Inc.,
Class A 1,751 1,476,391
FNB Corp.
51,751 601,347
JPMorgan Chase & Co.
68,419 11,199,506
People's United Financial, Inc.
56,108 980,207
Popular, Inc.
134,671 10,459,896
Wells Fargo & Co.
17,775 824,938
Wintrust Financial Corp.
5,321 427,649
28,918,301
Beverages - 0.1%
Monster Beverage Corp. *
8,223 730,449
PepsiCo, Inc.
4,117 619,238
1,349,687
Biotechnology - 1.8%
AbbVie, Inc.
11,941 1,288,076
Amgen, Inc.
13,098 2,785,290
Horizon Therapeutics plc *
26,140 2,863,376
Moderna , Inc. *
12,333 4,746,478
United Therapeutics Corp. *
66,185 12,216,427
23,899,647
Building Products - 1.4%
A O Smith Corp.
14,233 869,209
Carlisle Cos., Inc.
14,794 2,940,899
Carrier Global Corp.
75,528 3,909,329
Fortune Brands Home & Security,
Inc. 4,817 430,736
INVESTMENTS SHARES VALUE ($)
Building Products - 1.4% (continued)
Johnson Controls International plc
56,981 3,879,267
Masco Corp.
12,392 688,376
Owens Corning
34,561 2,954,966
Trane Technologies plc
17,146 2,960,257
18,633,039
Capital Markets - 1.8%
Ameriprise Financial, Inc.
22,509 5,945,077
Bank of New York Mellon Corp.
(The) 35,963 1,864,322
BlackRock, Inc.
749 628,156
Goldman Sachs Group, Inc. (The)
11,764 4,447,145
Jefferies Financial Group, Inc.
11,248 417,638
Morgan Stanley
12,253 1,192,339
MSCI, Inc.
908 552,373
State Street Corp.
29,509 2,500,003
T. Rowe Price Group, Inc.
4,156 817,485
Virtu Financial, Inc., Class A
209,525 5,118,696
23,483,234
Chemicals - 1.1%
Corteva , Inc.
86,483 3,639,205
Eastman Chemical Co.
34,809 3,506,659
Huntsman Corp.
65,880 1,949,389
LyondellBasell Industries NV, Class
A 19,558 1,835,518
NewMarket Corp.
2,554 865,219
Olin Corp.
44,202 2,132,746
13,928,736
Commercial Services & Supplies - 0.6%
Cintas Corp.
1,315 500,568
Copart , Inc. *
5,071 703,449
Waste Management, Inc.
43,926 6,560,787
7,764,804
Communications Equipment - 0.6%
Cisco Systems, Inc. 133,797 7,282,571
Construction & Engineering - 0.1%
Quanta Services, Inc.
4,911 558,970
Valmont Industries, Inc.
931 218,897
777,867
Consumer Finance - 1.2%
Ally Financial, Inc.
55,232 2,819,593
Capital One Financial Corp.
43,798 7,093,962
Santander Consumer USA
Holdings, Inc. 9,931 414,123
SLM Corp.
307,140 5,405,664
15,733,342
Containers & Packaging - 1.6%
Berry Global Group, Inc. *
18,175 1,106,494
Graphic Packaging Holding Co.
114,054 2,171,588
International Paper Co.
185,011 10,345,815

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - 1.6% (continued)
Packaging Corp. of America
19,959 2,743,165
Sealed Air Corp.
19,818 1,085,828
Silgan Holdings, Inc.
57,426 2,202,862
Sonoco Products Co.
21,857 1,302,240
20,957,992
Distributors - 0.1%
LKQ Corp. * 32,592 1,640,029
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B * 59,684 16,290,151
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
245,758 6,637,924
Verizon Communications, Inc.
122,307 6,605,801
13,243,725
Electric Utilities - 0.6%
Exelon Corp.
51,781 2,503,094
NRG Energy, Inc.
143,306 5,851,184
8,354,278
Electrical Equipment - 1.3%
Acuity Brands, Inc.
47,683 8,266,802
Eaton Corp. plc
6,236 931,097
Hubbell, Inc.
14,172 2,560,455
Regal Beloit Corp.
31,619 4,753,601
16,511,955
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc. *
125,806 14,126,756
CDW Corp.
27,147 4,941,297
Jabil, Inc.
110,761 6,465,120
SYNNEX Corp.
60,504 6,298,466
Teledyne Technologies, Inc. *
1,723 740,166
32,571,805
Energy Equipment & Services - 0.1%
Schlumberger NV 44,339 1,314,208
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.
1,846 489,947
EPR Properties
564 27,850
Kimco Realty Corp.
23,476 487,127
Public Storage
5,056 1,502,138
Ventas, Inc.
6,599 364,331
VEREIT, Inc.
7,562 342,029
3,213,422
Food & Staples Retailing - 1.6%
Albertsons Cos., Inc., Class A
73,185 2,278,249
Costco Wholesale Corp.
5,737 2,577,921
Kroger Co. (The)
173,875 7,029,766
Walgreens Boots Alliance, Inc.
17,732 834,291
Walmart, Inc.
56,207 7,834,132
20,554,359
INVESTMENTS SHARES VALUE ($)
Food Products - 1.0%
Flowers Foods, Inc.
17,814 420,945
Ingredion, Inc.
6,350 565,214
J M Smucker Co. (The)
43,311 5,198,619
Pilgrim's Pride Corp. *
22,078 642,028
Tyson Foods, Inc., Class A
78,986 6,235,155
13,061,961
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
6,000 708,780
Baxter International, Inc.
15,913 1,279,883
Danaher Corp.
30,060 9,151,466
Medtronic plc
43,297 5,427,279
16,567,408
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.
4,674 558,309
Anthem, Inc.
30,301 11,296,213
CVS Health Corp.
66,540 5,646,584
Humana, Inc.
6,667 2,594,463
McKesson Corp.
15,144 3,019,411
Molina Healthcare, Inc. *
30,437 8,257,863
Quest Diagnostics, Inc.
39,696 5,768,226
UnitedHealth Group, Inc.
19,334 7,554,567
44,695,636
Health Care Technology - 0.2%
Teladoc Health, Inc. *
3,483 441,679
Veeva Systems, Inc., Class A *
5,355 1,543,151
1,984,830
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
22,484 3,405,651
McDonald's Corp.
1,933 466,066
3,871,717
Household Durables - 1.4%
Lennar Corp., Class A
50,051 4,688,778
Mohawk Industries, Inc. *
13,673 2,425,590
PulteGroup, Inc.
77,305 3,549,846
Toll Brothers, Inc.
44,205 2,444,094
Whirlpool Corp.
23,440 4,778,478
17,886,786
Household Products - 1.3%
Procter & Gamble Co. (The) 121,655 17,007,369
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 53,274 910,985
Industrial Conglomerates - 1.0%
3M Co.
18,015 3,160,191
General Electric Co.
34,103 3,513,632
Honeywell International, Inc.
21,563 4,577,394
Roper Technologies, Inc.
3,234 1,442,784
12,694,001

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Insurance - 3.6%
Allstate Corp. (The)
129,472 16,483,080
Assurant, Inc.
24,894 3,927,029
Assured Guaranty Ltd.
8,667 405,702
Everest Re Group Ltd.
38,549 9,667,318
First American Financial Corp.
88,484 5,932,852
Mercury General Corp.
17,382 967,656
MetLife, Inc.
10,090 622,856
Old Republic International Corp.
207,622 4,802,297
Progressive Corp. (The)
20,762 1,876,677
Travelers Cos., Inc. (The)
2,976 452,382
White Mountains Insurance Group
Ltd. 2,012 2,152,055
47,289,904
Interactive Media & Services - 7.5%
Alphabet, Inc., Class A *
14,720 39,354,214
Alphabet, Inc., Class C *
8,464 22,559,184
Facebook, Inc., Class A *
106,035 35,987,219
97,900,617
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. *
11,096 36,450,804
Qurate Retail, Inc., Series A
214,327 2,183,992
38,634,796
IT Services - 2.7%
Accenture plc, Class A
14,799 4,734,496
Akamai Technologies, Inc. *
42,555 4,450,827
Alliance Data Systems Corp.
60,084 6,061,875
Amdocs Ltd.
50,314 3,809,273
Cognizant Technology Solutions
Corp., Class A 10,270 762,137
Concentrix Corp. *
38,658 6,842,466
Gartner, Inc. *
6,538 1,986,767
International Business Machines
Corp. 4,634 643,802
Snowflake, Inc., Class A *
5,945 1,797,946
VeriSign, Inc. *
9,225 1,891,217
Visa, Inc., Class A
8,641 1,924,783
34,905,589
Leisure Products - 0.1%
Brunswick Corp.
9,451 900,397
Polaris, Inc.
4,787 572,812
1,473,209
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc., Class
A * 2,200 1,641,090
Charles River Laboratories
International, Inc. * 22,100 9,120,007
Thermo Fisher Scientific, Inc.
23,195 13,251,999
24,013,096
INVESTMENTS SHARES VALUE ($)
Machinery - 3.6%
AGCO Corp.
88,326 10,822,585
Cummins, Inc.
51,002 11,453,009
ITT, Inc.
6,926 594,528
Oshkosh Corp.
96,805 9,909,928
Pentair plc
27,261 1,979,966
Snap-on, Inc.
32,104 6,708,131
Timken Co. (The)
87,344 5,714,044
47,182,191
Media - 0.4%
Comcast Corp., Class A
18,515 1,035,544
DISH Network Corp., Class A *
25,929 1,126,874
Interpublic Group of Cos., Inc.
(The) 98,645 3,617,312
5,779,730
Metals & Mining - 0.9%
Nucor Corp.
4,917 484,275
Reliance Steel & Aluminum Co.
48,404 6,893,698
Steel Dynamics, Inc.
6,528 381,758
United States Steel Corp.
162,092 3,561,161
11,320,892
Multiline Retail - 1.3%
Dollar General Corp.
18,932 4,016,235
Kohl's Corp.
7,208 339,425
Target Corp.
55,651 12,731,279
17,086,939
Multi-Utilities - 0.2%
Ameren Corp.
8,706 705,186
MDU Resources Group, Inc.
48,742 1,446,175
2,151,361
Oil, Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.
523,432 11,389,880
ConocoPhillips
153,784 10,421,942
Devon Energy Corp.
213,438 7,579,183
EOG Resources, Inc.
136,108 10,925,389
Exxon Mobil Corp.
137,734 8,101,514
Kinder Morgan, Inc.
109,645 1,834,361
Marathon Oil Corp.
125,788 1,719,522
51,971,791
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 2,193,388
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.
44,724 2,646,319
Eli Lilly & Co.
5,145 1,188,752
Johnson & Johnson
109,199 17,635,639
Merck & Co., Inc.
8,655 650,077

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.3% (continued)
Pfizer, Inc.
188,999 8,128,847
30,249,634
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.
41,226 3,271,283
CACI International, Inc., Class A *
15,663 4,105,272
IHS Markit Ltd.
15,153 1,767,143
ManpowerGroup , Inc.
44,494 4,817,810
Robert Half International, Inc.
34,886 3,500,113
17,461,621
Road & Rail - 0.7%
AMERCO
4,863 3,141,644
Knight-Swift Transportation
Holdings, Inc. 10,168 520,093
Ryder System, Inc.
44,658 3,693,663
Schneider National, Inc., Class B
49,578 1,127,404
8,482,804
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.
79,128 10,186,147
Intel Corp.
274,879 14,645,553
Lam Research Corp.
14,577 8,296,500
Micron Technology, Inc.
79,324 5,630,418
Qorvo , Inc. *
15,215 2,543,796
QUALCOMM, Inc.
21,481 2,770,619
Skyworks Solutions, Inc.
4,916 810,058
Teradyne, Inc.
12,312 1,344,101
Texas Instruments, Inc.
20,600 3,959,526
Xilinx, Inc.
9,412 1,421,118
51,607,836
Software - 8.8%
Adobe, Inc. *
17,610 10,138,429
Cadence Design Systems, Inc. *
32,463 4,916,197
Fortinet, Inc. *
1,643 479,822
Intuit, Inc.
1,554 838,398
Manhattan Associates, Inc. *
4,944 756,580
Microsoft Corp.
280,580 79,101,114
Oracle Corp.
164,608 14,342,295
Palantir Technologies, Inc., Class
A * 51,841 1,246,258
Teradata Corp. *
21,873 1,254,416
VMware, Inc., Class A *(a)
6,694 995,398
114,068,907
Specialty Retail - 4.1%
AutoNation, Inc. *
104,176 12,684,470
Best Buy Co., Inc.
27,413 2,897,828
Dick's Sporting Goods, Inc.
91,311 10,936,318
Foot Locker, Inc.
62,770 2,866,078
Home Depot, Inc. (The)
20,880 6,854,069
Lowe's Cos., Inc.
13,584 2,755,650
Penske Automotive Group, Inc.
51,358 5,166,615
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.1% (continued)
Williams-Sonoma, Inc.
54,708 9,701,370
53,862,398
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.
583,843 82,613,784
Dell Technologies, Inc., Class C *
13,871 1,443,139
HP, Inc.
241,182 6,598,740
Xerox Holdings Corp.
56,613 1,141,884
91,797,547
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.
22,482 2,186,150
Columbia Sportswear Co.
20,649 1,979,000
Deckers Outdoor Corp. *
15,303 5,512,141
Lululemon Athletica , Inc. *
3,796 1,536,241
NIKE, Inc., Class B
11,109 1,613,360
Ralph Lauren Corp.
4,926 546,983
Skechers USA, Inc., Class A *
27,084 1,140,778
Tapestry, Inc.
17,715 655,809
15,170,462
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 55,406 828,874
Tobacco - 0.5%
Altria Group, Inc.
55,142 2,510,064
Philip Morris International, Inc.
49,206 4,664,237
7,174,301
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc.,
Class A 79,293 6,358,506
United Rentals, Inc. *
14,863 5,215,872
Watsco , Inc.
21,264 5,626,880
17,201,258
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. * 16,099 2,056,808
TOTAL COMMON STOCKS
(Cost $688,799,920) 1,242,558,407
PREFERRED STOCKS - 0.0% (b)
Internet & Direct Marketing Retail - 0.0% (b)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $476,826) 4,865 526,150
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $54,829,748) 54,851,689 54,829,748

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 512,915 512,915
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 505,188 504,986
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,018,103) 1,017,901
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $745,124,597) 1,298,932,206
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (e) 1,343,848
NET ASSETS - 100.0% 1,300,276,054
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 118,980,880 9.1%
Consumer Discretionary 174,648,155 13.4
Consumer Staples 61,341,064 4.7
Energy 53,285,999 4.1
Financials 132,543,806 10.2
Health Care 141,410,250 10.9
Industrials 167,802,481 12.9
Information Technology 332,234,256 25.6
Materials 46,207,620 3.6
Real Estate 3,213,422 0.2
Utilities 11,416,624 0.9
Short-Term Investments 54,829,748 4.2
Securities Lending Collateral 1,017,901 0.1
Total Investments In Securities
At Value 1,298,932,206 99.9
Other Assets in Excess of
Liabilities (e ) 1,343,848 0.1
Net Assets
$ 1,300,276,054 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$997,496.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 211 12/2021 USD $ 45,341,263 $ (1,226,217)
$ (1,226,217)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 3,346,374 $ 3,346,374

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Aerospace & Defense - 0.6%
AAR Corp. *
1,965 63,725
Aerojet Rocketdyne Holdings, Inc.
3,808 165,839
Vectrus , Inc. *
9,876 496,565
726,129
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. *
3,716 303,523
Hub Group, Inc., Class A *
6,511 447,631
751,154
Airlines - 0.3%
Allegiant Travel Co. *
806 157,557
SkyWest, Inc. *
2,603 128,432
Spirit Airlines, Inc. *
4,469 115,926
401,915
Auto Components - 1.9%
Adient plc *
4,662 193,240
Dana, Inc.
22,664 504,047
Fox Factory Holding Corp. *
2,389 345,306
Goodyear Tire & Rubber Co.
(The) * 3,187 56,410
LCI Industries
3,795 510,921
Patrick Industries, Inc.
5,106 425,330
XPEL, Inc. *(a)
6,291 477,235
2,512,489
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 138,452
Banks - 5.8%
1st Source Corp.
4,426 209,084
BancFirst Corp.
1,011 60,781
Bancorp, Inc. (The) *
12,926 328,967
Cadence Bancorp
3,228 70,887
Cathay General Bancorp
9,546 395,109
CIT Group, Inc.
5,501 285,777
Columbia Banking System, Inc.
4,804 182,504
Customers Bancorp, Inc. *
19,317 831,017
Dime Community Bancshares, Inc.
3,240 105,818
Eastern Bankshares , Inc.
7,990 162,197
Financial Institutions, Inc.
1,682 51,553
First Bancorp/PR
23,233 305,514
First Interstate BancSystem , Inc.,
Class A 4,570 183,988
First Merchants Corp.
4,786 200,246
Fulton Financial Corp.
10,873 166,140
Glacier Bancorp, Inc.
3,253 180,054
Great Southern Bancorp, Inc.
7,773 426,038
Hancock Whitney Corp.
4,008 188,857
Hanmi Financial Corp.
5,324 106,799
Heartland Financial USA, Inc.
10,270 493,782
Hilltop Holdings, Inc.
18,531 605,408
Home BancShares , Inc.
16,787 394,998
INVESTMENTS SHARES VALUE ($)
Banks - 5.8% (continued)
International Bancshares Corp.
10,482 436,471
Investors Bancorp, Inc.
9,978 150,768
Midland States Bancorp, Inc.
1,712 42,338
NBT Bancorp, Inc.
4,174 150,765
OFG Bancorp
3,523 88,850
Old National Bancorp
12,058 204,383
QCR Holdings, Inc.
961 49,434
ServisFirst Bancshares, Inc.
4,239 329,794
SouthState Corp.
1,300 97,071
Trustmark Corp.
1,383 44,560
7,529,952
Beverages - 1.1%
Celsius Holdings, Inc. *
5,387 485,315
Coca-Cola Consolidated, Inc.
971 382,749
MGP Ingredients, Inc.
2,225 144,848
National Beverage Corp.
5,023 263,657
Primo Water Corp.
7,159 112,539
1,389,108
Biotechnology - 6.6%
Affimed NV (Germany) *
5,787 35,764
Agenus, Inc. *
6,632 34,818
Agios Pharmaceuticals, Inc. *
4,007 184,923
Alkermes plc *
11,690 360,520
Allakos , Inc. *
909 96,236
Alpine Immune Sciences, Inc. *(b)
4,449 47,471
Amicus Therapeutics, Inc. *
15,837 151,243
AnaptysBio , Inc. *
4,307 116,806
Anavex Life Sciences Corp. *(b)
2,168 38,916
Anika Therapeutics, Inc. *
1,718 73,118
Arcus Biosciences, Inc. *
2,827 98,577
Arena Pharmaceuticals, Inc. *
3,941 234,687
Arrowhead Pharmaceuticals, Inc. *
5,157 321,951
Atara Biotherapeutics , Inc. *
2,245 40,185
Atossa Therapeutics, Inc. *
10,995 35,844
Beam Therapeutics, Inc. *
2,063 179,502
BioCryst Pharmaceuticals, Inc. *
6,166 88,605
Biohaven Pharmaceutical Holding
Co. Ltd. * 2,436 338,385
Blueprint Medicines Corp. *
3,376 347,087
Bridgebio Pharma, Inc. *
3,151 147,687
CareDx , Inc. *
739 46,830
Catalyst Pharmaceuticals, Inc. *
59,114 313,304
Cerevel Therapeutics Holdings,
Inc. * 1,318 38,881
Cortexyme , Inc. *
724 66,362
Crinetics Pharmaceuticals, Inc. *
1,883 39,637
Curis , Inc. *
8,615 67,455
Denali Therapeutics, Inc. *
3,910 197,259
DermTech , Inc. *(b)
1,061 34,069
Eagle Pharmaceuticals, Inc. *
1,950 108,771
Editas Medicine, Inc. *
2,570 105,576
Emergent BioSolutions , Inc. *
5,522 276,487
Enanta Pharmaceuticals, Inc. *
1,676 95,214

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.6% (continued)
Fate Therapeutics, Inc. *
4,788 283,785
Gritstone bio, Inc. *
3,226 34,841
Halozyme Therapeutics, Inc. *
8,467 344,438
Ideaya Biosciences, Inc. *
4,296 109,505
Insmed , Inc. *
6,637 182,783
Intellia Therapeutics, Inc. *
2,863 384,071
Invitae Corp. *
3,778 107,409
Ironwood Pharmaceuticals, Inc. *
10,111 132,050
IVERIC bio, Inc. *
2,279 37,011
Karuna Therapeutics, Inc. *
573 70,095
Kodiak Sciences, Inc. *
1,894 181,786
Ligand Pharmaceuticals, Inc. *
572 79,691
MeiraGTx Holdings plc *
4,734 62,394
Morphic Holding, Inc. *
1,056 59,812
Myriad Genetics, Inc. *
5,288 170,749
OPKO Health, Inc. *(b)
12,780 46,647
Organogenesis Holdings, Inc. *
4,738 67,469
PDL BioPharma , Inc. (3)*(c)
32,677 73,367
Precision BioSciences , Inc. *
3,681 42,479
REVOLUTION Medicines, Inc. *
1,174 32,297
Selecta Biosciences, Inc. *
22,275 92,664
Sorrento Therapeutics, Inc. *(b)
11,647 88,867
SpringWorks Therapeutics, Inc. *
1,111 70,482
Surface Oncology, Inc. *
7,384 55,897
Sutro Biopharma, Inc. *
2,017 38,101
TG Therapeutics, Inc. *
7,265 241,779
Travere Therapeutics, Inc. *
1,617 39,212
Turning Point Therapeutics, Inc. *
1,699 112,865
Twist Bioscience Corp. *
1,089 116,490
Veracyte , Inc. *
4,543 211,022
Vericel Corp. *
7,091 346,041
Vir Biotechnology, Inc. *
1,751 76,203
VistaGen Therapeutics, Inc. *
25,507 69,889
XBiotech , Inc.
4,835 62,613
Xencor , Inc. *
1,064 34,750
Zentalis Pharmaceuticals, Inc. *
830 55,311
8,577,035
Building Products - 1.8%
Apogee Enterprises, Inc.
16,622 627,647
Griffon Corp.
1,689 41,549
Insteel Industries, Inc.
12,798 486,964
Masonite International Corp. *
870 92,333
Simpson Manufacturing Co., Inc.
826 88,357
UFP Industries, Inc.
14,996 1,019,428
2,356,278
Capital Markets - 2.1%
Artisan Partners Asset
Management, Inc., Class A 9,798 479,318
Brightsphere Investment Group,
Inc. 9,927 259,393
Cohen & Steers, Inc.
1,237 103,624
Cowen, Inc., Class A
15,482 531,187
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.1% (continued)
Diamond Hill Investment Group,
Inc. 512 89,938
Donnelley Financial Solutions,
Inc. * 9,790 338,930
Federated Hermes, Inc.
7,470 242,775
Houlihan Lokey , Inc.
1,072 98,731
Oppenheimer Holdings, Inc., Class
A 4,322 195,743
StoneX Group, Inc. *
1,990 131,141
Virtus Investment Partners, Inc.
789 244,842
2,715,622
Chemicals - 0.6%
AdvanSix , Inc. *
5,856 232,776
Amyris , Inc. *
2,821 38,732
Balchem Corp.
638 92,555
Intrepid Potash, Inc. *
1,832 56,609
Rayonier Advanced Materials,
Inc. * 6,832 51,240
Stepan Co.
2,781 314,086
785,998
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.
6,164 277,442
ACCO Brands Corp.
43,267 371,664
Cimpress plc (Ireland) *
817 70,940
Ennis, Inc.
2,498 47,087
Healthcare Services Group, Inc.
4,680 116,953
HNI Corp.
7,145 262,364
Interface, Inc.
16,972 257,126
RR Donnelley & Sons Co. *
47,910 246,257
1,649,833
Communications Equipment - 0.9%
Calix, Inc. *
8,409 415,657
Cambium Networks Corp. *
6,272 226,984
Digi International, Inc. *
3,152 66,255
Extreme Networks, Inc. *
18,579 183,003
NETGEAR, Inc. *
6,514 207,862
NetScout Systems, Inc. *
4,190 112,920
1,212,681
Construction & Engineering - 2.3%
API Group Corp. *
9,020 183,557
Arcosa , Inc.
3,429 172,033
Comfort Systems USA, Inc.
2,375 169,385
EMCOR Group, Inc.
5,140 593,053
Great Lakes Dredge & Dock
Corp. * 6,296 95,007
MYR Group, Inc. *
15,604 1,552,598
Primoris Services Corp.
5,206 127,495
Sterling Construction Co., Inc. *
4,126 93,536
Tutor Perini Corp. *
3,878 50,337
3,037,001

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 7,598 242,908
Consumer Finance - 0.5%
Curo Group Holdings Corp.
5,143 89,128
Encore Capital Group, Inc. *
4,225 208,166
Enova International, Inc. *
3,466 119,750
LendingClub Corp. *
3,237 91,413
Navient Corp.
3,591 70,851
Oportun Financial Corp. *
1,545 38,671
617,979
Containers & Packaging - 0.2%
Greif, Inc., Class A
604 39,018
O-I Glass, Inc. *
10,899 155,529
194,547
Diversified Consumer Services - 0.4%
American Public Education, Inc. *
7,704 197,300
Houghton Mifflin Harcourt Co. *
15,398 206,795
Laureate Education, Inc., Class A *
5,783 98,253
Perdoceo Education Corp. *
5,000 52,800
555,148
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. * 5,494 170,918
Diversified Telecommunication Services - 0.5%
Anterix , Inc. *
714 43,340
ATN International, Inc.
955 44,742
Cogent Communications Holdings,
Inc. 1,515 107,323
Consolidated Communications
Holdings, Inc. * 26,424 242,836
IDT Corp., Class B *
1,261 52,899
Iridium Communications, Inc. *
1,778 70,853
Ooma , Inc. *
4,035 75,091
637,084
Electric Utilities - 0.2%
PNM Resources, Inc. 4,384 216,920
Electrical Equipment - 1.3%
Atkore , Inc. *
11,522 1,001,492
Encore Wire Corp.
5,463 518,056
EnerSys
631 46,972
GrafTech International Ltd.
12,665 130,703
1,697,223
Electronic Equipment, Instruments & Components - 2.5%
ePlus , Inc. *
3,442 353,183
Fabrinet (Thailand) *
5,468 560,525
II-VI, Inc. *
997 59,182
Insight Enterprises, Inc. *
8,746 787,840
Kimball Electronics, Inc. *
3,278 84,474
Methode Electronics, Inc.
9,348 393,083
MicroVision , Inc. *(b)
4,201 46,421
PC Connection, Inc.
7,882 347,044
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.5%
(continued)
Plexus Corp. *
629 56,239
Sanmina Corp. *
14,509 559,177
Vishay Intertechnology , Inc.
2,321 46,629
3,293,797
Energy Equipment & Services - 0.8%
Cactus, Inc., Class A
2,222 83,814
ChampionX Corp. *
10,428 233,170
FTS International, Inc., Class A *
1,747 42,976
Nabors Industries Ltd. *
1,064 102,655
National Energy Services Reunited
Corp. * 13,486 168,844
ProPetro Holding Corp. *
53,512 462,879
1,094,338
Entertainment - 0.5%
AMC Entertainment Holdings, Inc.,
Class A *(b) 18,442 701,903
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexander & Baldwin, Inc.
3,040 71,258
Alexander's, Inc.
237 61,767
American Finance Trust, Inc.
16,080 129,283
Apple Hospitality REIT, Inc.
3,766 59,239
Braemar Hotels & Resorts, Inc. *
12,380 60,043
Broadstone Net Lease, Inc.
6,085 150,969
Chatham Lodging Trust *
5,336 65,366
CorePoint Lodging, Inc. *
2,465 38,208
EastGroup Properties, Inc.
1,890 314,931
Healthcare Realty Trust, Inc.
8,582 255,572
Independence Realty Trust, Inc.
6,241 127,004
Industrial Logistics Properties Trust
4,209 106,951
Kite Realty Group Trust
3,416 69,550
Lexington Realty Trust
11,810 150,577
Monmouth Real Estate Investment
Corp. 1,998 37,263
National Health Investors, Inc.
1,294 69,229
National Storage Affiliates Trust
5,618 296,574
NexPoint Residential Trust, Inc.
1,268 78,464
Office Properties Income Trust
5,323 134,832
One Liberty Properties, Inc.
1,902 57,992
Physicians Realty Trust
8,095 142,634
PotlatchDeltic Corp.
1,410 72,728
PS Business Parks, Inc.
1,322 207,210
Ryman Hospitality Properties, Inc. *
1,592 133,250
Sabra Health Care REIT, Inc.
10,777 158,637
Service Properties Trust
5,565 62,384
STAG Industrial, Inc.
4,119 161,671
Tanger Factory Outlet Centers, Inc.
2,198 35,827
Terreno Realty Corp.
1,442 91,178
Uniti Group, Inc.
12,744 157,643
Urban Edge Properties
12,023 220,141
Urstadt Biddle Properties, Inc.,
Class A 4,410 83,481
Ventas, Inc.
2,033 112,242

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.2% (continued)
Whitestone REIT
23,431 229,155
4,203,253
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings,
Inc. * 2,854 156,742
Ingles Markets, Inc., Class A
7,717 509,553
Performance Food Group Co. *
6,796 315,742
SpartanNash Co.
1,939 42,464
United Natural Foods, Inc. *
7,626 369,251
Weis Markets, Inc.
2,014 105,836
1,499,588
Food Products - 1.1%
B&G Foods, Inc.
8,829 263,899
Fresh Del Monte Produce, Inc.
1,557 50,167
John B Sanfilippo & Son, Inc.
6,645 543,029
Sanderson Farms, Inc.
881 165,804
Seneca Foods Corp., Class A *
9,075 437,596
1,460,495
Gas Utilities - 0.0% (d)
Southwest Gas Holdings, Inc. 816 54,574
Health Care Equipment & Supplies - 2.3%
Asensus Surgical, Inc. *(b)
36,207 66,983
Atrion Corp.
66 46,035
CONMED Corp.
1,602 209,590
Cutera , Inc. *
1,278 59,555
Glaukos Corp. *
1,111 53,517
Inari Medical, Inc. *
570 46,227
Inogen , Inc. *
782 33,696
Integer Holdings Corp. *
4,048 361,648
Invacare Corp. *
10,579 50,356
LeMaitre Vascular, Inc.
2,334 123,912
LivaNova plc *
2,578 204,152
Meridian Bioscience, Inc. *
8,035 154,593
Merit Medical Systems, Inc. *
5,491 394,254
Natus Medical, Inc. *
2,770 69,472
Neogen Corp. *
6,002 260,667
NuVasive , Inc. *
2,078 124,368
Retractable Technologies, Inc. *
10,316 113,786
Shockwave Medical, Inc. *
1,530 314,996
Sientra , Inc. *
6,408 36,718
STAAR Surgical Co. *
1,480 190,224
Surmodics , Inc. *
819 45,536
Varex Imaging Corp. *
1,385 39,057
Zynex , Inc. *(b)
3,713 42,291
3,041,633
Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. *
3,616 414,936
Apollo Medical Holdings, Inc. *(b)
1,768 160,976
Community Health Systems, Inc. *
18,014 210,764
CorVel Corp. *
2,593 482,868
Ensign Group, Inc. (The)
4,930 369,208
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.6% (continued)
Fulgent Genetics, Inc. *(b)
1,400 125,930
HealthEquity , Inc. *
589 38,143
Joint Corp. (The) *
4,882 478,534
LHC Group, Inc. *
1,746 273,965
Magellan Health, Inc. *
1,311 123,955
MEDNAX, Inc. *
1,523 43,299
ModivCare , Inc. *
1,311 238,104
National Research Corp.
3,848 162,270
Option Care Health, Inc. *
6,191 150,194
Owens & Minor, Inc.
11,361 355,486
Patterson Cos., Inc.
10,730 323,402
Select Medical Holdings Corp.
10,100 365,317
Tenet Healthcare Corp. *
4,187 278,184
Triple-S Management Corp. *
4,668 165,107
4,760,642
Health Care Technology - 1.4%
Castlight Health, Inc., Class B *
50,021 78,533
Computer Programs and Systems,
Inc. * 8,963 317,828
Evolent Health, Inc., Class A *
8,955 277,605
Inovalon Holdings, Inc., Class A *
7,954 320,467
Inspire Medical Systems, Inc. *
430 100,138
NextGen Healthcare, Inc. *
3,083 43,470
Omnicell , Inc. *
4,004 594,314
OptimizeRx Corp. *
919 78,620
Simulations Plus, Inc.
1,686 66,597
1,877,572
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. *
1,110 46,354
Bloomin ' Brands, Inc. *
4,222 105,550
Brinker International, Inc. *
3,504 171,871
Cheesecake Factory, Inc. (The) *
1,042 48,974
Cracker Barrel Old Country Store,
Inc. 321 44,889
El Pollo Loco Holdings, Inc. *
2,818 47,624
Fiesta Restaurant Group, Inc. *
11,481 125,832
International Game Technology
plc * 1,890 49,745
ONE Group Hospitality, Inc. (The) *
3,477 37,169
Papa John's International, Inc.
1,229 156,071
RCI Hospitality Holdings, Inc.
2,387 163,533
Red Rock Resorts, Inc., Class A *
2,270 116,269
Scientific Games Corp. *
1,003 83,319
Texas Roadhouse, Inc.
4,893 446,878
Wingstop , Inc.
570 93,440
1,737,518
Household Durables - 2.0%
Century Communities, Inc.
6,869 422,100
Helen of Troy Ltd. *
1,166 261,977
Hooker Furnishings Corp.
1,395 37,651
KB Home
2,891 112,518
La-Z-Boy, Inc.
4,817 155,252

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Household Durables - 2.0% (continued)
LGI Homes, Inc. *
1,219 172,988
M/I Homes, Inc. *
4,825 278,885
MDC Holdings, Inc.
3,873 180,947
Meritage Homes Corp. *
4,023 390,231
Skyline Champion Corp. *
2,310 138,739
Tri Pointe Homes, Inc. *
15,364 322,951
Universal Electronics, Inc. *
1,590 78,307
2,552,546
Household Products - 0.2%
WD-40 Co. 879 203,471
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
5,241 158,645
Ormat Technologies, Inc.
2,731 181,912
Sunnova Energy International,
Inc. * 3,576 117,793
458,350
Insurance - 1.7%
CNO Financial Group, Inc.
5,575 131,236
Employers Holdings, Inc.
13,872 547,805
Horace Mann Educators Corp.
11,281 448,871
Kinsale Capital Group, Inc.
393 63,548
Selective Insurance Group, Inc.
4,313 325,761
Stewart Information Services Corp.
6,315 399,487
Tiptree, Inc.
24,063 241,111
2,157,819
Interactive Media & Services - 0.2%
Cars.com, Inc. *
5,585 70,650
fuboTV , Inc. *(b)
2,218 53,144
Yelp, Inc. *
1,897 70,644
194,438
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *
15,448 471,318
Duluth Holdings, Inc., Class B *
17,267 235,349
Groupon, Inc. *
3,551 80,998
Lands' End, Inc. *
13,140 309,316
Liquidity Services, Inc. *
1,710 36,953
Shutterstock , Inc.
3,014 341,547
Stamps.com, Inc. *
772 254,598
1,730,079
IT Services - 2.0%
BigCommerce Holdings, Inc.,
Series 1 * 1,992 100,875
Cass Information Systems, Inc.
3,009 125,927
Conduent , Inc. *
48,370 318,758
CSG Systems International, Inc.
2,538 122,332
EVERTEC, Inc.
6,528 298,460
GreenSky , Inc., Class A *
3,059 34,200
Hackett Group, Inc. (The)
9,556 187,489
International Money Express, Inc. *
7,210 120,407
Maximus, Inc.
5,923 492,793
INVESTMENTS SHARES VALUE ($)
IT Services - 2.0% (continued)
MoneyGram International, Inc. *
8,517 68,306
Perficient , Inc. *
3,774 436,652
TTEC Holdings, Inc.
3,352 313,512
2,619,711
Leisure Products - 1.7%
Acushnet Holdings Corp.
3,239 151,261
Callaway Golf Co. *
2,951 81,536
Johnson Outdoors, Inc., Class A
4,990 527,942
Malibu Boats, Inc., Class A *
4,788 335,064
MasterCraft Boat Holdings, Inc. *
2,753 69,045
Smith & Wesson Brands, Inc.
13,106 272,081
Sturm Ruger & Co., Inc.
2,661 196,329
Vista Outdoor, Inc. *
15,498 624,724
2,257,982
Life Sciences Tools & Services - 1.7%
Bionano Genomics, Inc. *(b)
13,362 73,491
Fluidigm Corp. *
16,915 111,470
Harvard Bioscience, Inc. *
31,666 221,029
Inotiv , Inc. *
3,265 95,468
Medpace Holdings, Inc. *
5,849 1,107,099
NeoGenomics , Inc. *
5,053 243,757
Pacific Biosciences of California,
Inc. * 8,331 212,857
Quanterix Corp. *
2,835 141,154
2,206,325
Machinery - 2.2%
Chart Industries, Inc. *
264 50,453
Columbus McKinnon Corp.
6,930 335,065
Federal Signal Corp.
2,937 113,427
Greenbrier Cos., Inc. (The)
2,377 102,187
Lydall , Inc. *
1,768 109,775
Meritor, Inc. *
17,445 371,753
Miller Industries, Inc.
3,896 132,620
Mueller Industries, Inc.
18,631 765,734
Rexnord Corp.
5,807 373,332
Shyft Group, Inc. (The)
5,859 222,701
Terex Corp.
848 35,701
Wabash National Corp.
4,895 74,061
Welbilt , Inc. *
6,286 146,087
2,832,896
Marine - 1.2%
Costamare , Inc. (Monaco)
15,594 241,551
Eagle Bulk Shipping, Inc. *
829 41,798
Genco Shipping & Trading Ltd.
12,785 257,362
Matson, Inc.
8,484 684,744
Safe Bulkers, Inc. (Greece) *
77,406 400,189
1,625,644

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Media - 1.0%
AMC Networks, Inc., Class A *
4,671 217,622
Entravision Communications Corp.,
Class A 21,241 150,811
Gannett Co., Inc. *
29,773 198,884
Gray Television, Inc.
3,584 81,787
John Wiley & Sons, Inc., Class A
733 38,270
Magnite , Inc. *
5,623 157,444
Meredith Corp. *
1,251 69,681
TechTarget , Inc. *
1,587 130,800
TEGNA, Inc.
14,461 285,171
1,330,470
Metals & Mining - 1.2%
Arconic Corp. *
10,490 330,855
Commercial Metals Co.
21,209 646,026
Ryerson Holding Corp.
7,379 164,330
SunCoke Energy, Inc.
15,698 98,583
TimkenSteel Corp. *
21,976 287,446
Worthington Industries, Inc.
778 41,001
1,568,241
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate
Finance, Inc. 10,665 158,162
Blackstone Mortgage Trust, Inc.,
Class A 9,163 277,822
Chimera Investment Corp.
12,242 181,794
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 246,222
PennyMac Mortgage Investment
Trust 6,655 131,037
995,037
Multiline Retail - 0.3%
Big Lots, Inc.
2,559 110,958
Macy's, Inc.
13,067 295,314
406,272
Multi-Utilities - 0.4%
Avista Corp.
3,368 131,756
Black Hills Corp.
3,256 204,347
NorthWestern Corp.
2,627 150,527
486,630
Oil, Gas & Consumable Fuels - 3.8%
Altus Midstream Co.
575 39,692
Antero Resources Corp. *
24,367 458,343
Bonanza Creek Energy, Inc.
8,579 410,934
California Resources Corp. *
1,862 76,342
Centennial Resource Development,
Inc., Class A * 27,460 183,982
Chesapeake Energy Corp.
4,657 286,825
CONSOL Energy, Inc. *
9,269 241,179
Denbury, Inc. *
2,240 157,360
Earthstone Energy, Inc., Class A *
4,713 43,360
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 3.8% (continued)
Falcon Minerals Corp.
17,504 82,269
Gevo , Inc. *(b)
9,266 61,526
International Seaways, Inc.
4,044 73,682
Laredo Petroleum, Inc. *
845 68,504
Magnolia Oil & Gas Corp., Class A
16,603 295,367
Matador Resources Co.
7,015 266,851
Murphy Oil Corp.
5,287 132,016
Ovintiv , Inc.
13,088 430,333
PDC Energy, Inc.
9,307 441,059
Range Resources Corp. *
2,900 65,627
Renewable Energy Group, Inc. *
3,028 152,006
REX American Resources Corp. *
1,617 129,150
Scorpio Tankers, Inc. (Monaco)
3,055 56,640
SM Energy Co.
11,557 304,874
Southwestern Energy Co. *
13,542 75,023
W&T Offshore, Inc. *
11,818 43,963
Whiting Petroleum Corp. *
5,254 306,886
World Fuel Services Corp.
1,904 64,012
4,947,805
Paper & Forest Products - 0.0% (d)
Verso Corp., Class A 1,305 27,079
Personal Products - 0.7%
Edgewell Personal Care Co.
7,187 260,888
Medifast , Inc.
2,022 389,518
USANA Health Sciences, Inc. *
2,837 261,572
911,978
Pharmaceuticals - 0.8%
Citius Pharmaceuticals, Inc. *
18,243 37,033
Collegium Pharmaceutical, Inc. *
4,027 79,493
Corcept Therapeutics, Inc. *
15,134 297,837
Evolus , Inc. *
8,438 64,297
Innoviva , Inc. *
3,683 61,543
KemPharm , Inc. *
9,613 89,689
Oramed Pharmaceuticals, Inc.
(Israel) *(b) 1,865 40,993
Phibro Animal Health Corp., Class
A 5,358 115,411
Prestige Consumer Healthcare,
Inc. * 2,551 143,137
Supernus Pharmaceuticals, Inc. *
5,371 143,245
1,072,678
Professional Services - 2.1%
ASGN, Inc. *
458 51,818
Barrett Business Services, Inc.
1,855 141,462
CRA International, Inc.
433 43,014
Insperity , Inc.
1,137 125,911
KBR, Inc.
8,809 347,075
Kelly Services, Inc., Class A
12,283 231,903
Kforce , Inc.
21,500 1,282,260
Korn Ferry
2,917 211,074
Resources Connection, Inc.
3,815 60,201
TrueBlue , Inc. *
3,297 89,283

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.1% (continued)
Upwork , Inc. *
3,822 172,105
2,756,106
Real Estate Management & Development - 0.8%
Cushman & Wakefield plc *
2,556 47,567
eXp World Holdings, Inc.
8,882 353,237
Kennedy-Wilson Holdings, Inc.
2,102 43,974
Newmark Group, Inc., Class A
11,859 169,703
Realogy Holdings Corp. *
10,232 179,469
Redfin Corp. *
4,718 236,372
1,030,322
Road & Rail - 1.1%
ArcBest Corp.
11,325 926,045
Avis Budget Group, Inc. *
1,453 169,289
Covenant Logistics Group, Inc. *
2,964 81,955
Werner Enterprises, Inc.
4,273 189,166
1,366,455
Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc.
44,754 1,116,612
Axcelis Technologies, Inc. *
2,277 107,087
CMC Materials, Inc.
614 75,663
Diodes, Inc. *
6,970 631,412
FormFactor , Inc. *
16,501 615,982
Ichor Holdings Ltd. *
5,628 231,255
Kulicke & Soffa Industries, Inc.
(Singapore) 1,559 90,859
Lattice Semiconductor Corp. *
9,396 607,451
Onto Innovation, Inc. *
3,224 232,934
Photronics , Inc. *
28,791 392,421
Power Integrations, Inc.
7,411 733,615
SiTime Corp. *
170 34,709
SMART Global Holdings, Inc. *
3,901 173,595
Synaptics , Inc. *
5,098 916,264
Ultra Clean Holdings, Inc. *
11,554 492,200
6,452,059
Software - 4.6%
ACI Worldwide, Inc. *
1,838 56,482
Agilysys , Inc. *
726 38,013
American Software, Inc., Class A
5,824 138,320
Appfolio , Inc., Class A *
1,355 163,142
Appian Corp. *
406 37,559
Asana, Inc., Class A *
3,098 321,696
Avaya Holdings Corp. *
6,399 126,636
Blackline, Inc. *
2,407 284,170
Cerence , Inc. *
2,747 264,014
ChannelAdvisor Corp. *
13,348 336,770
Cloudera, Inc. *
10,812 172,668
CommVault Systems, Inc. *
607 45,713
Cornerstone OnDemand , Inc. *
741 42,430
Digital Turbine, Inc. *
5,789 397,994
Domo, Inc., Class B *
939 79,289
Ebix , Inc.
4,038 108,743
INVESTMENTS SHARES VALUE ($)
Software - 4.6% (continued)
J2 Global, Inc. *
5,737 783,789
Marathon Digital Holdings, Inc. *(b)
2,119 66,918
MicroStrategy , Inc., Class A *(b)
93 53,791
Mimecast Ltd. *
714 45,410
Mitek Systems, Inc. *
6,033 111,611
Progress Software Corp.
5,680 279,399
Q2 Holdings, Inc. *
639 51,210
Qualys , Inc. *
786 87,474
Rapid7, Inc. *
866 97,875
Rimini Street, Inc. *
3,967 38,282
SecureWorks Corp., Class A *
19,980 397,202
Smith Micro Software, Inc. *
13,650 66,066
Sprout Social, Inc., Class A *
1,411 172,072
SPS Commerce, Inc. *
5,029 811,228
Tenable Holdings, Inc. *
1,382 63,766
Verint Systems, Inc. *
1,525 68,305
Veritone , Inc. *
1,764 42,142
Workiva , Inc. *
931 131,234
Xperi Holding Corp.
4,036 76,038
6,057,451
Specialty Retail - 3.7%
Abercrombie & Fitch Co., Class A *
6,331 238,236
Academy Sports & Outdoors, Inc. *
3,263 130,585
Asbury Automotive Group, Inc. *
2,821 555,004
Bed Bath & Beyond, Inc. *
4,810 83,093
Big 5 Sporting Goods Corp.
3,937 90,708
Citi Trends, Inc. *
2,530 184,589
Conn's, Inc. *
4,067 92,850
Genesco, Inc. *
3,420 197,437
Group 1 Automotive, Inc.
2,783 522,870
Hibbett, Inc.
6,252 442,266
MarineMax , Inc. *
6,544 317,515
Murphy USA, Inc.
1,573 263,100
ODP Corp. (The) *
9,864 396,138
Sally Beauty Holdings, Inc. *
11,415 192,343
Shoe Carnival, Inc.
1,320 42,794
Signet Jewelers Ltd.
5,769 455,520
Sleep Number Corp. *
2,327 217,528
Sonic Automotive, Inc., Class A
4,258 223,715
Sportsman's Warehouse Holdings,
Inc. * 3,441 60,562
Urban Outfitters, Inc. *
2,610 77,491
Zumiez , Inc. *
1,278 50,813
4,835,157
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *
5,055 139,366
Avid Technology, Inc. *
6,235 180,316
Diebold Nixdorf, Inc. *
5,267 53,250
Super Micro Computer, Inc. *
9,404 343,904
Turtle Beach Corp. *
4,206 117,011
833,847

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. *
2,946 422,692
Fossil Group, Inc. *
5,732 67,924
G-III Apparel Group Ltd. *
12,955 366,627
Kontoor Brands, Inc.
7,405 369,880
Movado Group, Inc.
4,092 128,857
Oxford Industries, Inc.
745 67,177
Superior Group of Cos., Inc.
1,532 35,680
1,458,837
Thrifts & Mortgage Finance - 2.4%
Flagstar Bancorp, Inc.
2,261 114,814
HomeStreet , Inc.
5,139 211,470
Mr Cooper Group, Inc. *
25,081 1,032,585
PennyMac Financial Services, Inc.
8,653 528,958
Provident Financial Services, Inc.
2,099 49,263
Radian Group, Inc.
17,777 403,893
Walker & Dunlop, Inc.
6,798 771,573
Waterstone Financial, Inc.
2,029 41,574
3,154,130
Tobacco - 0.1%
Turning Point Brands, Inc.
583 27,838
Vector Group Ltd.
6,859 87,452
115,290
Trading Companies & Distributors - 2.9%
BlueLinx Holdings, Inc. *
1,936 94,632
Boise Cascade Co.
17,542 946,917
CAI International, Inc.
2,263 126,525
GMS, Inc. *
7,975 349,305
Rush Enterprises, Inc., Class A
13,668 617,247
Textainer Group Holdings Ltd.
(China) * 7,363 257,042
Titan Machinery, Inc. *
3,029 78,482
Triton International Ltd.
3,107 161,688
Veritiv Corp. *
9,995 895,152
WESCO International, Inc. *
2,426 279,766
3,806,756
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 3,062 96,698
TOTAL COMMON STOCKS
(Cost $75,912,928) 124,390,246
PREFERRED STOCKS - 0.2%
Media - 0.1%
Liberty Broadband Corp., Series A,
7.00%, 3/10/2039 (e)
2,832 78,871
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (e)(f)
2,999 94,109
TOTAL PREFERRED STOCKS
(Cost $105,425) 172,980
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.01% (g)
(Cost $5,663,770) 5,666,036 5,663,770
SECURITIES LENDING COLLATERAL - 0.8%
Investment Companies - 0.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (g)(h) 532,768 532,768
Limited Purpose Cash Investment
Fund 0.01% (g)(h) 524,742 524,532
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,057,510) 1,057,300
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.6%
(Cost $82,739,633) 131,284,296
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.6)% ( i ) (724,778)
NET ASSETS - 100.0% 130,559,518
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,039,463 2.3%
Consumer Discretionary 18,184,479 13.9
Consumer Staples 5,579,930 4.3
Energy 6,042,143 4.6
Financials 17,341,457 13.3
Health Care 21,535,887 16.6
Industrials 23,101,497 17.7
Information Technology 20,469,547 15.7
Materials 2,818,773 2.2
Real Estate 5,233,575 4.0
Utilities 1,216,475 0.9
Short-Term Investments 5,663,770 4.3
Securities Lending Collateral 1,057,300 0.8
Total Investments In Securities
At Value 131,284,296 100.6
Liabilities in Excess of Other
Assets ( i ) (724,778) (0.6)
Net Assets
$ 130,559,518 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $477,235 or 0.37% of net assets.
(b) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$1,016,504.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $73,367, which represents approximately 0.06% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) Perpetual security. The rate reflected was the rate in effect on September 30, 2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.
(g) Represents 7-day effective yield as of September 30, 2021.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 41 12/2021 USD $ 4,511,640 $ (74,349)
$ (74,349)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 324,446 $ 324,446

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.5%
Australia - 5.5%
Afterpay Ltd. * 5,690 494,319
Aristocrat Leisure Ltd. 8,511 283,046
Aurizon Holdings Ltd. 931,811 2,522,823
BHP Group Ltd. 75,493 2,016,257
BHP Group plc 75,993 1,914,593
BlueScope Steel Ltd. 269,694 3,907,757
CSL Ltd. 4,834 1,009,974
Dexus , REIT 138,456 1,065,640
Fortescue Metals Group Ltd. 426,268 4,540,614
Goodman Group, REIT 72,718 1,118,918
GPT Group (The), REIT 232,279 836,646
REA Group Ltd. 7,075 796,863
Rio Tinto Ltd. 8,995 640,363
Rio Tinto plc 44,322 2,905,402
Scentre Group, REIT 354,218 753,905
South32 Ltd. 839,139 2,082,353
Tabcorp Holdings Ltd. 57,040 198,191
Wesfarmers Ltd. 16,013 636,892
27,724,556
—
Austria - 0.1%
Mondi plc 23,998 588,095
Belgium - 0.6%
Ageas SA/NV 22,700 1,124,114
Groupe Bruxelles Lambert SA 1,467 161,364
Proximus SADP 84,164 1,670,191
2,955,669
—
Canada - 10.5%
Alimentation Couche-Tard, Inc.,
Class B (1) 15,914 608,868
Bank of Montreal (1) 12,049 1,202,902
Bank of Nova Scotia (The) (1) 8,454 520,349
Canadian Apartment Properties,
REIT (1) 3,482 162,499
Canadian Imperial Bank of
Commerce (1) 17,788 1,980,189
Canadian Natural Resources Ltd.
(1) 23,966 876,256
Canadian Pacific Railway Ltd. (1) 48,960 3,197,127
Canadian Tire Corp. Ltd., Class A
(1) 33,728 4,719,684
CCL Industries, Inc., Class B (1) 4,615 239,021
CGI, Inc. (1)* 38,306 3,253,863
CI Financial Corp. (1) 31,000 629,252
Constellation Software, Inc. (1) 1,663 2,724,426
Empire Co. Ltd., Class A (1) 78,122 2,380,790
Fairfax Financial Holdings Ltd. (1) 2,516 1,015,677
Gildan Activewear , Inc. (1) 4,276 156,240
Great-West Lifeco , Inc. (1) 6,006 182,750
iA Financial Corp., Inc. (1) 12,987 736,812
IGM Financial, Inc. (1) 31,421 1,122,533
Kinross Gold Corp. (1) 437,491 2,345,305
Kirkland Lake Gold Ltd. (1) 7,689 320,284
Loblaw Cos. Ltd. (1) 9,400 645,072
Magna International, Inc. (1) 36,000 2,709,237
National Bank of Canada (1) 18,499 1,420,798
Onex Corp. (1) 22,412 1,584,376
INVESTMENTS SHARES VALUE ($)
Canada - 10.5% (continued)
Open Text Corp. (1) 62,257 3,038,629
Power Corp. of Canada (1) 5,259 173,349
Quebecor, Inc., Class B (1) 28,453 687,625
Royal Bank of Canada (1) 23,203 2,308,759
Teck Resources Ltd., Class B (1) 95,122 2,367,911
Thomson Reuters Corp. (1) 33,548 3,709,456
Toronto-Dominion Bank (The) (1) 12,139 803,612
West Fraser Timber Co. Ltd. (1) 52,089 4,387,222
52,210,873
—
Chile - 0.1%
Lundin Mining Corp. (1) 89,493 643,677
China - 0.3%
BOC Hong Kong Holdings Ltd. 529,500 1,595,606
Denmark - 3.2%
Coloplast A/S, Class B 5,961 932,077
Demant A/S * 6,495 327,291
DSV A/S 5,938 1,421,343
Genmab A/S * 2,453 1,071,769
GN Store Nord A/S 20,603 1,424,968
Novo Nordisk A/S, Class B 56,397 5,436,083
Pandora A/S 45,389 5,510,212
16,123,743
—
Finland - 1.7%
Kesko OYJ, Class B 50,333 1,736,157
Kone OYJ, Class B 53,362 3,748,594
Neste OYJ 32,823 1,851,622
Nokia OYJ * 124,892 688,818
Orion OYJ, Class B 15,954 631,631
8,656,822
—
France - 7.5%
Arkema SA 11,265 1,485,481
BNP Paribas SA 65,235 4,173,781
Bollore SA 58,919 340,245
Carrefour SA 330,206 5,917,766
Cie de Saint-Gobain 71,539 4,814,363
Cie Generale des Etablissements
Michelin SCA 2,784 426,900
CNP Assurances 101,639 1,604,182
Credit Agricole SA 111,077 1,526,803
Electricite de France SA 184,387 2,317,035
Engie SA 12,876 168,459
Ipsen SA 19,649 1,872,354
La Francaise des Jeux SAEM (a) 3,177 163,352
L'Oreal SA 7,631 3,157,739
LVMH Moet Hennessy Louis
Vuitton SE 468 335,212
Orange SA 115,253 1,246,446
Publicis Groupe SA 45,751 3,073,452
Sanofi 49,521 4,767,092
Unibail - Rodamco -Westfield, REIT * 4,856 357,405
Vivendi SE 12,414 156,292
37,904,359
—

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Germany - 8.1%
Allianz SE (Registered) 4,879 1,093,119
Bayerische Motoren Werke AG 39,787 3,778,931
Brenntag SE 41,214 3,828,561
Covestro AG (a) 57,529 3,920,647
Daimler AG (Registered) 37,324 3,293,160
Deutsche Boerse AG 5,597 908,206
Deutsche Post AG (Registered) 27,693 1,736,623
Deutsche Wohnen SE (1)* 9,341 572,386
Evonik Industries AG 5,927 185,854
Fresenius SE & Co. KGaA 12,270 587,306
GEA Group AG 22,163 1,012,170
HelloFresh SE * 55,639 5,128,085
Infineon Technologies AG 99,417 4,065,977
KION Group AG 4,200 390,506
SAP SE 6,543 884,805
Siemens AG (Registered) 5,000 817,755
Siemens Energy AG * 3,772 100,899
Telefonica Deutschland Holding AG 51,454 146,501
Volkswagen AG (Preference) 14,324 3,192,857
Vonovia SE 13,726 825,185
Zalando SE *(a) 49,711 4,533,721
41,003,254
—
Hong Kong - 2.5%
CK Asset Holdings Ltd. 319,439 1,843,091
CLP Holdings Ltd. 85,000 818,416
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,984,852
Link, REIT 39,000 333,971
Power Assets Holdings Ltd. 23,500 137,759
Sun Hung Kai Properties Ltd. 38,500 480,724
Swire Pacific Ltd., Class A 133,000 786,967
WH Group Ltd. (a) 6,024,000 4,289,378
Xinyi Glass Holdings Ltd. 696,000 2,076,205
12,751,363
—
Italy - 1.3%
Assicurazioni Generali SpA 40,634 860,595
DiaSorin SpA 1,590 332,964
Enel SpA 117,323 900,480
Prysmian SpA 71,480 2,496,690
Telecom Italia SpA 5,251,871 2,053,541
6,644,270
—
Japan - 20.2%
Acom Co. Ltd. 26,500 96,835
Aisin Corp. 4,100 148,571
Bandai Namco Holdings, Inc. 5,500 413,477
Brother Industries Ltd. 9,300 204,649
Chubu Electric Power Co., Inc. 254,200 3,004,323
Dai-ichi Life Holdings, Inc. 87,200 1,907,157
Daiwa House Industry Co. Ltd. 19,500 650,033
ENEOS Holdings, Inc. 1,178,600 4,787,891
Fujitsu Ltd. 35,900 6,487,513
Hitachi Ltd. 21,500 1,271,955
Idemitsu Kosan Co. Ltd. 30,800 810,245
Iida Group Holdings Co. Ltd. 26,400 679,053
ITOCHU Corp. 151,300 4,406,762
Japan Post Holdings Co. Ltd. * 596,600 5,014,826
Japan Post Insurance Co. Ltd. 242,000 4,389,425
INVESTMENTS SHARES VALUE ($)
Japan - 20.2% (continued)
Japan Tobacco, Inc. 35,000 685,799
Kajima Corp. 33,400 428,007
KDDI Corp. 12,300 404,954
Kyocera Corp. 2,500 156,278
M3, Inc. 12,400 883,727
Marubeni Corp. 36,800 304,455
Mitsubishi Estate Co. Ltd. 26,800 426,731
Mitsubishi Gas Chemical Co., Inc. 8,200 161,701
Mitsubishi UFJ Financial Group,
Inc. 591,300 3,495,372
Mitsui Fudosan Co. Ltd. 20,800 494,102
Mizuho Financial Group, Inc. 379,820 5,373,375
MS&AD Insurance Group Holdings,
Inc. 204,400 6,836,513
Nabtesco Corp. 16,100 608,739
NGK Spark Plug Co. Ltd. 12,200 189,817
NH Foods Ltd. 7,300 275,680
Nippon Express Co. Ltd. 29,900 2,059,221
Nippon Telegraph & Telephone
Corp. 244,100 6,763,808
Nitto Denko Corp. 7,200 512,543
Nomura Holdings, Inc. 805,900 3,973,011
Nomura Real Estate Holdings, Inc. 10,700 278,184
Nomura Real Estate Master Fund,
Inc., REIT 128 184,227
ORIX Corp. 15,900 297,513
Osaka Gas Co. Ltd. 8,200 149,839
Resona Holdings, Inc. 1,672,200 6,688,825
Rohm Co. Ltd. 2,300 216,896
Seven & i Holdings Co. Ltd. 6,000 273,147
Shimano, Inc. 2,000 584,374
Sompo Holdings, Inc. 119,500 5,184,511
Subaru Corp. 103,400 1,910,803
Sumitomo Mitsui Financial Group,
Inc. 89,200 3,138,000
Sumitomo Mitsui Trust Holdings,
Inc. 70,000 2,410,803
T&D Holdings, Inc. 105,900 1,452,725
TDK Corp. 4,500 162,282
Tokyo Electric Power Co. Holdings,
Inc. * 1,419,800 4,042,584
Tokyo Electron Ltd. 6,700 2,959,918
Tosoh Corp. 157,500 2,854,174
Yamaha Corp. 3,700 232,738
101,328,091
—
Luxembourg - 0.1%
ArcelorMittal SA 22,726 695,703
Netherlands - 5.6%
ASM International NV 3,657 1,432,149
ASML Holding NV 13,470 10,062,877
ING Groep NV 109,319 1,589,336
Koninklijke Ahold Delhaize NV 158,904 5,291,207
Koninklijke Philips NV 3,321 147,542
NN Group NV 17,590 921,404
Randstad NV 34,392 2,315,513
Royal Dutch Shell plc, Class B 106,513 2,359,968
Universal Music Group NV (1)* 12,414 332,388

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.6% (continued)
Wolters Kluwer NV 35,973 3,813,012
28,265,396
—
Russia - 0.7%
Coca-Cola HBC AG * 6,248 201,337
Evraz plc 410,335 3,255,597
3,456,934
—
Saudi Arabia - 0.0% (b)
Delivery Hero SE *(a) 1,135 144,775
Singapore - 0.8%
CapitaLand Integrated Commercial
Trust, REIT 156,096 232,436
Genting Singapore Ltd. 634,300 334,435
Venture Corp. Ltd. 273,100 3,589,538
4,156,409
—
South Africa - 0.2%
Anglo American plc 33,855 1,186,572
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria
SA 70,234 463,587
CaixaBank SA 325,821 1,010,380
Enagas SA 24,219 538,247
Endesa SA 33,638 678,395
Iberdrola SA 102,669 1,032,895
Red Electrica Corp. SA 14,437 289,639
Repsol SA 322,059 4,204,013
Telefonica SA 577,485 2,709,893
10,927,049
—
Sweden - 4.0%
Alfa Laval AB 35,821 1,336,071
Atlas Copco AB, Class A 16,457 993,767
Atlas Copco AB, Class B 10,707 544,200
Boliden AB * 52,405 1,678,031
Electrolux AB, Series B 224,635 5,189,904
Epiroc AB, Class A 69,802 1,451,152
Essity AB, Class B 42,333 1,312,915
H & M Hennes & Mauritz AB, Class
B * 29,553 598,201
Hexagon AB, Class B 13,741 212,546
Husqvarna AB, Class B 86,502 1,033,357
ICA Gruppen AB 46,198 2,119,544
Investor AB, Class B 44,280 952,214
Skanska AB, Class B 23,967 601,275
SKF AB, Class B 38,107 898,609
Swedbank AB, Class A 16,295 328,584
Swedish Match AB 12,100 105,957
Telefonaktiebolaget LM Ericsson,
Class B 67,988 767,376
Volvo AB, Class B 7,754 173,120
20,296,823
—
Switzerland - 8.3%
Adecco Group AG (Registered) 7,064 353,947
Geberit AG (Registered) 1,854 1,361,211
Holcim Ltd. * 14,221 685,239
INVESTMENTS SHARES VALUE ($)
Switzerland - 8.3% (continued)
Kuehne + Nagel International AG
(Registered) 1,401 478,303
Logitech International SA
(Registered) 9,532 848,034
Lonza Group AG (Registered) 2,133 1,599,984
Nestle SA (Registered) 32,187 3,878,214
Novartis AG (Registered) 61,771 5,065,173
Roche Holding AG 27,669 10,098,355
SGS SA (Registered) 269 783,015
Sonova Holding AG (Registered) 16,104 6,085,836
STMicroelectronics NV 85,315 3,725,002
Swatch Group AG (The) 16,781 4,377,856
UBS Group AG (Registered) 158,262 2,526,117
41,866,286
—
United Kingdom - 9.2%
3i Group plc 30,804 529,112
Abrdn plc 71,673 245,119
Admiral Group plc 20,891 872,899
Ashtead Group plc 38,560 2,914,882
Auto Trader Group plc (a) 43,172 340,463
Aviva plc 1,179,259 6,249,926
BAE Systems plc 28,548 216,224
Barclays plc 1,804,940 4,586,315
Barratt Developments plc 66,145 584,708
Berkeley Group Holdings plc 4,237 247,423
British American Tobacco plc 64,615 2,258,587
BT Group plc * 2,065,903 4,428,907
Burberry Group plc 12,996 316,279
CK Hutchison Holdings Ltd. 223,500 1,490,998
Entain plc * 250,857 7,164,880
Halma plc 4,177 159,326
HSBC Holdings plc 42,879 224,200
Imperial Brands plc 24,800 518,733
JD Sports Fashion plc 27,106 380,934
Kingfisher plc 1,122,907 5,068,663
Lloyds Banking Group plc 486,184 302,611
London Stock Exchange Group plc 9,002 902,075
M&G plc 196,381 536,554
Next plc 22,533 2,478,650
Persimmon plc 61,693 2,206,447
Sage Group plc (The) 17,092 162,744
Smith & Nephew plc 7,933 136,668
Taylor Wimpey plc 156,722 326,875
45,851,202
—
United States - 1.7%
Schneider Electric SE 16,746 2,789,114
Stellantis NV 311,302 5,924,431
8,713,545
—
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 21,935 406,107
TOTAL COMMON STOCKS
(Cost $357,072,391) 476,097,179

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.01% (1)(c)
(Cost $21,630,059) 21,638,714 21,630,059
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.8%
(Cost $378,702,450) 497,727,238
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.2% (d) 6,296,590
NET ASSETS - 100.0% 504,023,828
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 25,151,569 5.0%
Consumer Discretionary 75,602,372 15.0
Consumer Staples 35,656,891 7.1
Energy 14,889,996 2.9
Financials 101,213,304 20.1
Health Care 42,410,793 8.4
Industrials 63,466,667 12.6
Information Technology 46,297,964 9.2
Materials 45,926,504 9.1
Real Estate 11,403,048 2.3
Utilities 14,078,071 2.8
Short-Term Investments 21,630,059 4.3
Total Investments In Securities
At Value 497,727,238 98.8
Other Assets in Exce ss of
Liabilities (d) 6,296,590 1.2
Net Assets
$ 504,023,828 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $13,392,336, which represents approximately 2.66% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 205 12/2021 USD $ 23,236,750 $ (1,023,711)
$ (1,023,711)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 2,136,823 $ 2,136,823

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.4%
Brazil - 4.2%
Ambev SA, ADR (1) 574,645 1,586,020
Banco Bradesco SA (Preference)
(1)* 133,320 509,949
Banco do Brasil SA (1) 263,700 1,399,427
Cia de Saneamento Basico do
Estado de Sao Paulo (1)* 84,100 595,646
Cia Energetica de Minas Gerais
(Preference) (1) 958,259 2,468,783
Cia Paranaense de Energia , ADR
(1) 76,274 498,069
Cia Siderurgica Nacional SA (1) 629,800 3,322,619
Itau Unibanco Holding SA, ADR (1) 35,452 186,832
Notre Dame Intermedica
Participacoes SA (1) 44,700 612,416
Petrobras Distribuidora SA (1) 963,000 4,153,858
Petroleo Brasileiro SA (Preference)
(1) 348,400 1,742,080
Telefonica Brasil SA (1) 211,900 1,668,118
TIM SA, ADR (1)* 154,408 1,658,342
Vale SA, ADR (1) 476,372 6,645,390
27,047,549
—
Chile - 0.3%
Cencosud SA (1) 573,172 1,108,452
Cia Cervecerias Unidas SA, ADR
(1) 18,157 313,935
Colbun SA (1) 1,275,330 206,683
Enel Chile SA, ADR (1) 90,710 218,611
1,847,681
—
China - 33.0%
Agricultural Bank of China Ltd.,
Class A 614,500 279,766
Agricultural Bank of China Ltd.,
Class H 6,775,000 2,327,420
Alibaba Group Holding Ltd. * 1,165,704 21,581,775
A-Living Smart City Services Co.
Ltd. (a) 133,000 472,314
Anhui Conch Cement Co. Ltd.,
Class A 22,200 140,350
Anhui Conch Cement Co. Ltd.,
Class A 48,323 305,501
Anhui Conch Cement Co. Ltd.,
Class H 229,000 1,236,933
Baidu, Inc., ADR (1)* 22,331 3,433,391
Bank of Beijing Co. Ltd., Class A 371,578 250,732
Bank of China Ltd., Class A 609,800 288,255
Bank of China Ltd., Class H 11,702,000 4,134,731
Bank of Communications Co. Ltd.,
Class A 389,700 271,485
Bank of Communications Co. Ltd.,
Class H 1,267,000 749,933
Bank of Ningbo Co. Ltd., Class A 54,000 293,428
Bank of Shanghai Co. Ltd., Class A 227,711 257,597
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 436,566
BeiGene Ltd., ADR (1)* 3,623 1,315,149
Bilibili , Inc., ADR (1)* 9,329 617,300
INVESTMENTS SHARES VALUE ($)
China - 33.0% (continued)
BOE Technology Group Co. Ltd.,
Class A 1,508,900 1,174,353
Bosideng International Holdings
Ltd. 4,342,000 3,071,019
BYD Co. Ltd., Class A 40,800 1,574,214
BYD Electronic International Co.
Ltd. 504,000 1,762,644
China Cinda Asset Management
Co. Ltd., Class H 1,101,000 185,936
China CITIC Bank Corp. Ltd., Class
H 4,634,000 2,088,674
China Construction Bank Corp.,
Class H 6,727,000 4,800,944
China Everbright Bank Co. Ltd.,
Class A 538,100 282,028
China Everbright Bank Co. Ltd.,
Class H 519,000 182,685
China Everbright Environment
Group Ltd. 871,000 654,521
China Fortune Land Development
Co. Ltd., Class A * 420,400 262,367
China Galaxy Securities Co. Ltd.,
Class H 434,500 251,990
China Hongqiao Group Ltd. 3,478,500 4,414,504
China Lesso Group Holdings Ltd. 176,000 280,127
China Longyuan Power Group
Corp. Ltd., Class H 399,000 979,070
China Medical System Holdings
Ltd. 1,396,000 2,544,194
China Merchants Bank Co. Ltd.,
Class A 16,100 125,416
China Merchants Bank Co. Ltd.,
Class A 93,558 728,800
China Merchants Port Holdings Co.
Ltd. 322,000 550,625
China Merchants Securities Co.
Ltd., Class A 240,200 678,619
China Minsheng Banking Corp.
Ltd., Class A 354,355 214,603
China Minsheng Banking Corp.
Ltd., Class H 519,000 208,256
China National Building Material
Co. Ltd., Class H 3,248,000 4,369,106
China Pacific Insurance Group Co.
Ltd., Class A 63,000 263,751
China Petroleum & Chemical Corp.,
Class A 401,800 276,022
China Railway Group Ltd., Class H 419,000 207,956
China Resources Cement Holdings
Ltd. 378,000 363,333
China Resources Land Ltd. (b) 592,000 2,491,522
China Resources Pharmaceutical
Group Ltd. (a) 882,000 432,900
China Resources Power Holdings
Co. Ltd. 1,818,000 5,221,307
China Shenhua Energy Co. Ltd.,
Class H 1,491,500 3,474,372
China Taiping Insurance Holdings
Co. Ltd. 126,400 191,256

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
China - 33.0% (continued)
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 1,421,091
China Vanke Co. Ltd., Class H 587,700 1,606,957
China Yangtze Power Co. Ltd.,
Class A 56,000 190,676
Chongqing Rural Commercial Bank
Co. Ltd., Class H 870,000 316,245
CITIC Ltd. 2,920,000 3,091,518
CITIC Securities Co. Ltd., Class A 133,100 519,647
COSCO SHIPPING Holdings Co.
Ltd., Class H * 3,486,400 5,290,377
Country Garden Holdings Co. Ltd. 3,136,000 3,233,550
Country Garden Services Holdings
Co. Ltd. 511,000 4,037,893
Dongfeng Motor Group Co. Ltd.,
Class H 746,000 664,312
Far East Horizon Ltd. 1,317,000 1,336,515
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 43,158 733,424
GDS Holdings Ltd., ADR (1)* 6,699 379,230
Great Wall Motor Co. Ltd., Class H 437,500 1,609,795
Greentown Service Group Co. Ltd.
(c) 244,000 264,718
Guotai Junan Securities Co. Ltd.,
Class A 94,200 259,494
Haier Smart Home Co. Ltd., Class A 225,900 908,196
Haitian International Holdings Ltd. 253,000 784,972
Haitong Securities Co. Ltd., Class A 186,300 349,723
Haitong Securities Co. Ltd., Class H 659,200 600,950
Huaneng Power International, Inc.,
Class H 688,000 369,127
Huatai Securities Co. Ltd., Class A 136,300 358,069
Huaxia Bank Co. Ltd., Class A 291,300 250,942
Huazhu Group Ltd., ADR (1)* 15,565 713,811
Industrial & Commercial Bank of
China Ltd., Class A 350,800 252,840
Industrial & Commercial Bank of
China Ltd., Class H 3,027,000 1,677,939
Industrial Bank Co. Ltd., Class A 122,390 345,122
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 924,717
JD.com, Inc., Class A * 135,038 4,868,435
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 256,838 1,998,461
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 737,638
Jiangxi Copper Co. Ltd., Class H 350,000 622,690
KE Holdings, Inc., ADR (1)* 22,109 403,710
Kingboard Holdings Ltd. 511,000 2,312,569
Kunlun Energy Co. Ltd. 2,636,000 2,744,685
Kweichow Moutai Co. Ltd., Class A 1,100 311,168
Kweichow Moutai Co. Ltd., Class A 6,700 1,895,297
Lee & Man Paper Manufacturing
Ltd. 248,000 181,269
Li Auto, Inc., ADR (1)* 34,548 908,267
Li Ning Co. Ltd. 71,500 824,090
Longfor Group Holdings Ltd. (a) 72,500 331,259
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,519,774
Luzhou Laojiao Co. Ltd., Class A 10,200 350,845
INVESTMENTS SHARES VALUE ($)
China - 33.0% (continued)
Luzhou Laojiao Co. Ltd., Class A 27,900 959,665
Meituan , Class B *(a) 53,200 1,698,221
Midea Group Co. Ltd., Class A 65,600 706,926
NARI Technology Co. Ltd., Class A 287,340 1,590,481
NetEase , Inc. 178,850 3,026,218
New China Life Insurance Co. Ltd.,
Class A 38,600 239,333
New China Life Insurance Co. Ltd.,
Class H 618,200 1,820,093
NIO, Inc., ADR (1)* 94,422 3,364,256
People's Insurance Co. Group of
China Ltd. (The), Class H 6,025,000 1,869,556
PetroChina Co. Ltd., Class A 408,400 378,765
PICC Property & Casualty Co. Ltd.,
Class H 3,604,000 3,496,126
Pinduoduo , Inc., ADR (1)* 31,376 2,844,862
Ping An Bank Co. Ltd., Class A 160,985 445,429
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 387,870
SAIC Motor Corp. Ltd., Class A 167,800 494,939
Sany Heavy Industry Co. Ltd.,
Class A 238,100 935,193
Sany Heavy Industry Co. Ltd.,
Class A 76,600 300,864
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 740,000 1,313,074
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 261,100 506,064
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 196,225
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 320,341
Sinopharm Group Co. Ltd., Class H 1,094,000 2,866,898
Sinotruk Hong Kong Ltd. 999,000 1,479,770
Smoore International Holdings Ltd.
(a) 139,000 647,252
Sunac China Holdings Ltd. 112,000 238,726
Suning.com Co. Ltd., Class A * 454,800 351,965
Tencent Holdings Ltd. 429,000 25,610,766
Tencent Music Entertainment
Group, ADR (1)* 27,888 202,188
Topsports International Holdings
Ltd. (a) 1,455,000 1,652,446
Trip.com Group Ltd., ADR (1)* 43,393 1,334,335
Vipshop Holdings Ltd., ADR (1)* 41,543 462,789
Wuliangye Yibin Co. Ltd., Class A 11,582 392,860
Wuliangye Yibin Co. Ltd., Class A 30,100 1,020,989
XPeng , Inc., ADR (1)* 30,187 1,072,846
Yanzhou Coal Mining Co. Ltd.,
Class H 644,000 1,214,411
Yonghui Superstores Co. Ltd.,
Class A 482,327 292,338
Yum China Holdings, Inc. (1) 33,622 1,953,774
Zai Lab Ltd., ADR (1)* 5,469 576,378
Zhongsheng Group Holdings Ltd. 769,000 6,164,464
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class H 1,027,800 915,869

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
China - 33.0% (continued)
ZTO Express Cayman, Inc., ADR
(1) 34,228 1,049,430
211,596,742
—
Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd. 356,000 581,905
Nine Dragons Paper Holdings Ltd. 270,000 329,570
Vinda International Holdings Ltd. 147,000 434,316
1,345,791
—
Hungary - 0.1%
OTP Bank Nyrt . * 7,944 464,828
India - 11.6%
Adani Enterprises Ltd. 21,214 418,283
Adani Ports & Special Economic
Zone Ltd. 296,995 2,940,799
Ambuja Cements Ltd. 66,664 358,263
Apollo Hospitals Enterprise Ltd. 50,941 3,065,685
Aurobindo Pharma Ltd. 145,237 1,412,839
Axis Bank Ltd., GDR *(c) 14,131 722,094
Bharat Electronics Ltd. 724,337 1,970,078
Cipla Ltd. 171,502 2,267,472
Container Corp. of India Ltd. 118,212 1,115,852
Dabur India Ltd. 30,670 254,494
Divi's Laboratories Ltd. 55,973 3,613,912
Dr Reddy's Laboratories Ltd., ADR
(1) 39,789 2,591,855
GAIL India Ltd. 172,365 367,177
HCL Technologies Ltd. 202,779 3,477,954
Hindalco Industries Ltd. 205,529 1,345,308
Infosys Ltd., ADR (1) 577,758 12,855,117
ITC Ltd. 137,807 436,924
Larsen & Toubro Ltd., GDR (c) 14,876 345,123
NTPC Ltd. 967,441 1,842,578
Page Industries Ltd. 2,847 1,212,640
Piramal Enterprises Ltd. 57,571 2,001,643
REC Ltd. 340,675 720,999
Reliance Industries Ltd., GDR (a) 32,737 2,229,390
State Bank of India, GDR (c) 4,662 286,713
Sun Pharmaceutical Industries Ltd. 45,486 500,555
Tata Consultancy Services Ltd. 153,805 7,794,571
Tata Steel Ltd. 207,969 3,578,966
Tech Mahindra Ltd. 369,274 6,836,753
UPL Ltd. 197,099 1,873,539
Vedanta Ltd. 550,150 2,116,472
Wipro Ltd., ADR (1) 477,231 4,213,950
74,767,998
—
Indonesia - 1.0%
Adaro Energy Tbk . PT 18,169,100 2,221,049
Astra International Tbk . PT 3,958,500 1,511,386
Bank Negara Indonesia Persero
Tbk . PT 1,295,700 482,370
Indofood Sukses Makmur Tbk . PT 1,528,200 676,098
United Tractors Tbk . PT 971,000 1,747,239
6,638,142
—
INVESTMENTS SHARES VALUE ($)
Malaysia - 0.4%
Hartalega Holdings Bhd. 128,400 188,621
Hong Leong Bank Bhd. 64,400 290,735
Kossan Rubber Industries 361,900 199,687
Malayan Banking Bhd. 140,500 270,160
MISC Bhd. 462,400 759,827
RHB Bank Bhd. 183,500 238,600
Sime Darby Bhd. 1,328,700 720,446
Telekom Malaysia Bhd. 164,500 223,826
2,891,902
—
Mexico - 0.8%
Cemex SAB de CV, ADR (1)* 25,387 182,025
Grupo Bimbo SAB de CV, Series
A (1) 134,500 378,189
Grupo Mexico SAB de CV, Series
B (1) 771,900 3,081,017
Grupo Televisa SAB, ADR (1) 65,369 717,752
Industrias Penoles SAB de CV (1)* 43,800 516,268
Orbia Advance Corp. SAB de CV
(1) 224,100 574,432
5,449,683
—
Philippines - 0.2%
Ayala Land, Inc. 344,300 226,114
International Container Terminal
Services, Inc. 168,160 642,838
PLDT, Inc. 9,420 310,245
1,179,197
—
Poland - 1.5%
Cyfrowy Polsat SA 82,336 736,568
KGHM Polska Miedz SA 28,324 1,115,721
PGE Polska Grupa Energetyczna
SA * 657,522 1,469,484
Polski Koncern Naftowy ORLEN SA 228,858 4,715,091
Polskie Gornictwo Naftowe i
Gazownictwo SA 1,109,258 1,802,814
9,839,678
—
Qatar - 0.2%
Industries Qatar QSC 29,520 125,263
Qatar Islamic Bank SAQ 27,416 137,419
Qatar National Bank QPSC 241,970 1,272,652
1,535,334
—
Russia - 3.5%
Gazprom PJSC, ADR 431,776 4,267,473
LUKOIL PJSC, ADR 29,987 2,847,996
MMC Norilsk Nickel PJSC, ADR (1) 55,553 1,662,146
MMC Norilsk Nickel PJSC, ADR 173,404 5,150,949
Novatek PJSC, GDR (c) 7,176 1,878,855
Novolipetsk Steel PJSC, GDR (c) 22,577 665,668
PhosAgro PJSC, GDR (c) 13,442 299,488
Polyus PJSC, GDR (c) 14,180 1,158,702
Rosneft Oil Co. PJSC, GDR (c) 146,347 1,225,707
Severstal PAO, GDR (c) 57,855 1,208,300
Surgutneftegas PJSC, ADR 154,146 772,141
Tatneft PJSC, ADR 28,138 1,221,525
22,358,950
—

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 4.0%
Advanced Petrochemical Co. 15,486 308,615
Al Rajhi Bank 212,576 6,925,869
Alinma Bank 263,892 1,684,278
Arab National Bank 80,290 490,907
Bank AlBilad * 74,365 808,083
Bank Al- Jazira 226,899 1,109,864
Banque Saudi Fransi 38,073 423,293
Dr Sulaiman Al Habib Medical
Services Group Co. 5,364 248,516
Etihad Etisalat Co. 223,533 1,859,447
Jarir Marketing Co. 12,182 679,815
Mobile Telecommunications Co.
Saudi Arabia * 369,737 1,380,094
Riyad Bank 156,080 1,123,566
SABIC Agri -Nutrients Co. 7,385 339,411
Sahara International Petrochemical
Co. 38,044 442,037
Saudi Basic Industries Corp. 68,961 2,330,400
Saudi British Bank (The) 39,236 346,782
Saudi Electricity Co. 37,870 270,646
Saudi Industrial Investment Group 43,779 473,765
Saudi Kayan Petrochemical Co. * 45,155 245,627
Saudi National Bank (The) 220,697 3,612,871
Saudi Telecom Co. 12,866 435,647
25,539,533
—
South Africa - 3.5%
Absa Group Ltd. 51,820 524,377
Anglo American Platinum Ltd. 24,643 2,134,611
Aspen Pharmacare Holdings Ltd. 49,833 896,572
Exxaro Resources Ltd. 164,892 1,763,264
Gold Fields Ltd., ADR (1) 140,357 1,139,699
Harmony Gold Mining Co. Ltd.,
ADR (1) 268,430 845,555
Impala Platinum Holdings Ltd. 15,884 179,010
Kumba Iron Ore Ltd. 105,832 3,477,093
Mr Price Group Ltd. 65,219 871,478
MultiChoice Group 70,062 531,185
Sasol Ltd. * 53,035 1,005,233
Shoprite Holdings Ltd. 380,803 4,520,198
Sibanye Stillwater Ltd. 1,444,447 4,387,062
22,275,337
—
South Korea - 12.9%
CJ Corp. 14,206 1,174,194
CJ ENM Co. Ltd. 2,349 297,656
CJ Logistics Corp. * 1,376 177,010
DB Insurance Co. Ltd. 42,600 2,279,256
Doosan Bobcat, Inc. * 15,379 512,749
E-MART, Inc. 37,490 5,161,045
Hana Financial Group, Inc. 152,771 5,938,489
Hankook Tire & Technology Co. Ltd. 12,107 438,749
Hanwha Corp. 9,262 264,316
Hyundai Glovis Co. Ltd. 33,668 4,662,992
Industrial Bank of Korea 305,403 2,690,844
KB Financial Group, Inc. 98,828 4,596,246
Kia Corp. 64,971 4,387,917
Korea Investment Holdings Co. Ltd. 21,062 1,513,558
Korea Zinc Co. Ltd. 3,263 1,376,604
KT&G Corp. 5,853 400,424
INVESTMENTS SHARES VALUE ($)
South Korea - 12.9% (continued)
Kumho Petrochemical Co. Ltd. 9,785 1,537,016
LG Electronics, Inc. 31,834 3,384,022
LG Innotek Co. Ltd. 8,895 1,542,834
LG Uplus Corp. 12,221 153,627
Meritz Securities Co. Ltd. 256,709 1,063,882
NH Investment & Securities Co.
Ltd. 48,472 521,952
POSCO 30,232 8,324,644
S-1 Corp. 3,671 259,202
Samsung Electronics Co. Ltd. 316,694 19,633,319
Samsung Fire & Marine Insurance
Co. Ltd. 5,965 1,178,660
Samsung Life Insurance Co. Ltd. 62,810 3,853,221
Shinhan Financial Group Co. Ltd. 135,751 4,585,613
Woori Financial Group, Inc. 137,202 1,339,114
83,249,155
—
Taiwan - 13.3%
Accton Technology Corp. 91,000 857,636
ASE Technology Holding Co. Ltd. 742,000 2,870,660
Asia Cement Corp. 127,000 206,660
Asustek Computer, Inc. 99,000 1,149,806
AU Optronics Corp. 1,189,000 745,419
Catcher Technology Co. Ltd. 40,000 239,109
Cathay Financial Holding Co. Ltd. 1,706,000 3,517,404
China Life Insurance Co. Ltd. 409,934 424,837
China Steel Corp. 302,000 390,796
Compal Electronics, Inc. 239,000 201,488
CTBC Financial Holding Co. Ltd. 938,480 768,043
E.Sun Financial Holding Co. Ltd. 880,726 828,776
First Financial Holding Co. Ltd. 1,272,383 1,027,803
Foxconn Technology Co. Ltd. 176,000 440,149
Fubon Financial Holding Co. Ltd. 547,800 1,497,046
Hon Hai Precision Industry Co. Ltd. 394,000 1,470,649
Innolux Corp. 6,307,000 3,796,273
Lite-On Technology Corp. 110,000 245,161
MediaTek , Inc. 7,000 225,312
Mega Financial Holding Co. Ltd. 722,000 828,501
Nanya Technology Corp. 705,000 1,646,245
Novatek Microelectronics Corp. 19,000 276,048
Pegatron Corp. 91,000 217,937
Phison Electronics Corp. 18,000 240,768
Pou Chen Corp. 1,570,000 1,891,606
Powertech Technology, Inc. 289,000 1,075,246
Realtek Semiconductor Corp. 63,000 1,109,928
Shin Kong Financial Holding Co.
Ltd. 3,008,067 999,520
Taishin Financial Holding Co. Ltd. 1,253,624 811,554
Taiwan Business Bank 2,783,351 952,880
Taiwan Cement Corp. 196,845 358,505
Taiwan Cooperative Financial
Holding Co. Ltd. 312,188 246,850
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 385,083 42,994,517
Uni -President Enterprises Corp. 542,000 1,324,185
United Microelectronics Corp. 2,998,000 6,795,714
Winbond Electronics Corp. 651,000 610,428
Yang Ming Marine Transport Corp. * 44,000 185,336
Yuanta Financial Holding Co. Ltd. 376,280 331,989

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.3% (continued)
Zhen Ding Technology Holding Ltd. 363,000 1,276,298
85,077,082
—
Tanzania, United Republic of - 0.2%
AngloGold Ashanti Ltd., ADR (1) 95,229 1,522,712
Thailand - 2.2%
Advanced Info Service PCL, NVDR 37,300 215,209
Charoen Pokphand Foods PCL,
NVDR 1,270,800 964,581
Indorama Ventures PCL, NVDR 1,292,700 1,683,784
Krung Thai Bank PCL, NVDR 564,500 182,167
PTT Exploration & Production PCL,
NVDR 186,200 641,447
PTT Global Chemical PCL, NVDR 2,499,900 4,633,326
Ratch Group PCL, NVDR 244,500 326,020
Siam Cement PCL (The), NVDR 58,300 690,058
Siam Commercial Bank PCL (The),
NVDR 810,200 2,900,709
Thai Union Group PCL, NVDR 3,292,596 2,111,699
14,349,000
—
Turkey - 0.1%
Akbank TAS 310,285 185,969
Turkiye Garanti Bankasi A/S 168,502 174,674
Turkiye Is Bankasi A/S, Class C 775,499 450,538
811,181
—
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC 96,468 196,710
Emirates NBD Bank PJSC 54,523 210,780
Emirates Telecommunications
Group Co. PJSC 57,006 372,643
First Abu Dhabi Bank PJSC 324,593 1,571,203
2,351,336
—
United States - 0.8%
JBS SA (1) 777,600 5,293,235
TOTAL COMMON STOCKS
(Cost $434,122,526) 607,432,046
NO. OF
RIGHTS
RIGHTS - 0.0% (d)
Taiwan - 0.0% (d)
Fubon Financial Holding Co. Ltd.,
expiring 10/18/2021 (3)*(e) 18,984 11,746
Fubon Financial Holding Co. Ltd.,
Preferred, expiring 10/18/2021
(3)*(e) 11,547 –
TOTAL RIGHTS
(Cost $–) 11,746
SHARES
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment
Fund, 0.01% (1)(f)
(Cost $30,797,264) 30,809,588 30,797,264
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(f)(g) 528,670 528,670
Limited Purpose Cash Investment
Fund 0.01% (1)(f)(g) 520,707 520,499
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,049,377) 1,049,169
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $465,969,167) 639,290,225
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (h) 3,988,426
NET ASSETS - 100.0% 643,278,651
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 43,152,566 6.7%
Consumer Discretionary 79,075,957 12.3
Consumer Staples 33,229,990 5.2
Energy 34,419,641 5.3
Financials 107,813,608 16.8
Health Care 27,151,249 4.2
Industrials 33,406,015 5.2
Information Technology 132,569,760 20.6
Materials 85,287,317 13.2
Real Estate 13,569,129 2.1
Utilities 17,768,560 2.8
Short-Term Investments 30,797,264 4.8
Securities Lending Collateral 1,049,169 0.2
Total Investments In Securities
At Value 639,290,225 99.4
Other Assets in Excess of
Liabilities (h) 3,988,426 0.6
Net Assets
$ 643,278,651 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
September 30, 2021
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $7,463,782, which represents approximately 1.16% of net assets of the fund.
(b) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$995,922.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $8,055,368 or 1.25% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $11,746, which represents approximately 0.00% of net assets of the fund.
(f) Represents 7-day effective yield as of September 30, 2021.
(g) Represents security purchased with the cash collateral received for securities on loan.
(h) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 472 12/2021 USD $ 29,396,160 $ (1,060,013)
$ (1,060,013)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 3,187,742 $ 3,187,742

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. *
8,204 1,435,864
Howmet Aerospace, Inc.
41,204 1,285,565
Lockheed Martin Corp.
5,283 1,823,163
Northrop Grumman Corp.
5,286 1,903,753
Spirit AeroSystems Holdings, Inc.,
Class A 16,362 723,037
Textron, Inc.
4,899 341,999
Virgin Galactic Holdings, Inc. *(a)
20,009 506,228
8,019,609
Air Freight & Logistics - 0.3%
Expeditors International of
Washington, Inc. 9,131 1,087,776
GXO Logistics, Inc. *
11,790 924,808
United Parcel Service, Inc., Class
B 7,300 1,329,330
3,341,914
Airlines - 0.0% (b)
Southwest Airlines Co. * 11,109 571,336
Auto Components - 0.1%
Aptiv plc * 9,353 1,393,316
Automobiles - 5.5%
Ford Motor Co. *
548,735 7,770,088
General Motors Co. *
79,236 4,176,530
Harley-Davidson, Inc.
8,945 327,476
Tesla, Inc. *
65,171 50,538,807
Thor Industries, Inc.
5,757 706,729
63,519,630
Banks - 7.9%
Bank OZK
67,266 2,891,093
Citizens Financial Group, Inc.
7,927 372,410
Comerica, Inc.
23,436 1,886,598
Commerce Bancshares, Inc.
6,194 431,598
East West Bancorp, Inc.
59,728 4,631,309
Fifth Third Bancorp
131,400 5,576,616
First Citizens BancShares , Inc.,
Class A 3,378 2,848,228
First Republic Bank
10,656 2,055,329
JPMorgan Chase & Co.
76,377 12,502,151
KeyCorp
59,472 1,285,785
PacWest Bancorp
72,656 3,292,770
Pinnacle Financial Partners, Inc.
45,262 4,258,249
PNC Financial Services Group, Inc.
(The) 7,907 1,546,926
Popular, Inc.
104,076 8,083,583
Regions Financial Corp.
17,424 371,305
Signature Bank
23,879 6,501,774
SVB Financial Group *
8,603 5,565,109
Synovus Financial Corp.
8,563 375,830
Umpqua Holdings Corp.
17,794 360,329
Webster Financial Corp.
11,509 626,780
Wells Fargo & Co.
337,334 15,655,671
INVESTMENTS SHARES VALUE ($)
Banks - 7.9% (continued)
Western Alliance Bancorp
76,963 8,375,114
Wintrust Financial Corp.
27,452 2,206,317
91,700,874
Beverages - 0.2%
Constellation Brands, Inc., Class A
4,147 873,731
Monster Beverage Corp. *
11,632 1,033,271
1,907,002
Biotechnology - 1.8%
AbbVie, Inc.
23,949 2,583,378
Exact Sciences Corp. *
4,007 382,468
Horizon Therapeutics plc *
30,920 3,386,977
Moderna , Inc. *
33,438 12,868,949
Seagen , Inc. *
7,385 1,253,973
United Therapeutics Corp. *
4,772 880,816
21,356,561
Building Products - 1.6%
A O Smith Corp.
7,208 440,192
Advanced Drainage Systems, Inc.
6,375 689,584
Builders FirstSource , Inc. *
88,963 4,602,946
Carrier Global Corp.
75,189 3,891,783
Fortune Brands Home & Security,
Inc. 9,231 825,436
Johnson Controls International plc
30,575 2,081,546
Masco Corp.
8,591 477,230
Owens Corning
9,089 777,109
Trane Technologies plc
16,727 2,887,916
Trex Co., Inc. *
17,849 1,819,349
18,493,091
Capital Markets - 5.5%
Ameriprise Financial, Inc.
8,055 2,127,487
BlackRock, Inc.
6,387 5,356,521
Brookfield Asset Management, Inc.,
Class A (Canada) 3,043 162,831
Charles Schwab Corp. (The)
125,273 9,124,885
CME Group, Inc.
4,233 818,578
Evercore , Inc., Class A
16,055 2,146,072
FactSet Research Systems, Inc.
1,562 616,646
Goldman Sachs Group, Inc. (The)
21,897 8,277,723
Intercontinental Exchange, Inc.
4,335 497,745
Invesco Ltd.
185,144 4,463,822
Janus Henderson Group plc
32,519 1,344,010
Jefferies Financial Group, Inc.
150,959 5,605,108
LPL Financial Holdings, Inc.
13,803 2,163,758
MarketAxess Holdings, Inc.
2,831 1,190,973
Moody's Corp.
2,295 814,978
Morgan Stanley
107,062 10,418,203
MSCI, Inc.
5,391 3,279,561
Nasdaq, Inc.
3,814 736,178
S&P Global, Inc.
3,044 1,293,365
T. Rowe Price Group, Inc.
9,965 1,960,116

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Capital Markets - 5.5% (continued)
Tradeweb Markets, Inc., Class A
13,617 1,099,981
63,498,541
Chemicals - 1.7%
Air Products and Chemicals, Inc.
1,700 435,387
Albemarle Corp.
14,325 3,136,745
Chemours Co. (The)
50,220 1,459,393
Eastman Chemical Co.
5,523 556,387
Ecolab, Inc.
1,833 382,401
Element Solutions, Inc.
38,953 844,501
FMC Corp.
6,321 578,751
Mosaic Co. (The)
37,682 1,346,001
Olin Corp.
110,053 5,310,057
Scotts Miracle- Gro Co. (The)
5,756 842,448
Sherwin-Williams Co. (The)
13,494 3,774,677
Westlake Chemical Corp.
6,148 560,329
19,227,077
Commercial Services & Supplies - 0.3%
Cintas Corp.
5,774 2,197,931
Copart , Inc. *
8,680 1,204,089
Rollins, Inc.
14,763 521,577
3,923,597
Communications Equipment - 0.3%
Arista Networks, Inc. *
1,206 414,430
Cisco Systems, Inc.
18,696 1,017,623
Ubiquiti, Inc.
6,766 2,020,801
3,452,854
Construction & Engineering - 0.5%
AECOM *
8,308 524,650
MasTec , Inc. *
21,371 1,843,890
Quanta Services, Inc.
22,005 2,504,609
Valmont Industries, Inc.
3,961 931,310
5,804,459
Consumer Finance - 2.2%
Ally Financial, Inc.
83,285 4,251,699
Capital One Financial Corp.
68,066 11,024,650
Discover Financial Services
40,036 4,918,422
OneMain Holdings, Inc.
56,360 3,118,399
SLM Corp.
95,728 1,684,813
Synchrony Financial
23,726 1,159,727
26,157,710
Containers & Packaging - 0.3%
Avery Dennison Corp.
4,365 904,472
Berry Global Group, Inc. *
5,515 335,753
Crown Holdings, Inc.
10,062 1,014,048
Packaging Corp. of America
5,028 691,048
Sealed Air Corp.
9,773 535,463
3,480,784
INVESTMENTS SHARES VALUE ($)
Distributors - 0.2%
LKQ Corp. *
10,484 527,555
Pool Corp.
3,281 1,425,299
1,952,854
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B * 19,131 5,221,615
Electric Utilities - 0.4%
NextEra Energy, Inc. 57,089 4,482,628
Electrical Equipment - 1.3%
AMETEK, Inc.
6,976 865,094
Eaton Corp. plc
21,326 3,184,185
Emerson Electric Co.
22,594 2,128,355
Generac Holdings, Inc. *
8,718 3,562,785
nVent Electric plc
25,240 816,009
Plug Power, Inc. *
67,830 1,732,378
Regal Beloit Corp.
6,268 942,331
Rockwell Automation, Inc.
4,609 1,355,231
Vertiv Holdings Co.
14,504 349,401
14,935,769
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A
13,224 968,393
Cognex Corp.
12,893 1,034,276
Corning, Inc.
21,097 769,830
Jabil, Inc.
8,553 499,239
Keysight Technologies, Inc. *
3,157 518,664
SYNNEX Corp.
20,347 2,118,123
Trimble, Inc. *
27,129 2,231,360
Zebra Technologies Corp., Class
A * 6,550 3,376,001
11,515,886
Energy Equipment & Services - 0.0% (b)
Baker Hughes Co. 19,935 492,993
Entertainment - 0.6%
Activision Blizzard, Inc.
22,580 1,747,466
Electronic Arts, Inc.
6,096 867,156
Netflix, Inc. *
1,751 1,068,705
Roku, Inc. *
8,839 2,769,701
Take-Two Interactive Software,
Inc. * 3,480 536,164
6,989,192
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.
4,094 1,086,589
Brixmor Property Group, Inc.
63,916 1,413,183
Camden Property Trust
5,428 800,467
CubeSmart
23,967 1,161,201
Digital Realty Trust, Inc.
3,200 462,240
Extra Space Storage, Inc.
8,875 1,490,911
Iron Mountain, Inc.
7,482 325,093
Kimco Realty Corp.
61,833 1,283,035
Life Storage, Inc.
13,250 1,520,305
Park Hotels & Resorts, Inc. *
133,859 2,562,061

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.6% (continued)
Regency Centers Corp.
4,932 332,072
Simon Property Group, Inc.
33,017 4,291,219
Ventas, Inc.
25,082 1,384,777
Welltower , Inc.
3,880 319,712
18,432,865
Food & Staples Retailing - 0.4%
Albertsons Cos., Inc., Class A
19,171 596,793
Casey's General Stores, Inc.
2,884 543,490
Costco Wholesale Corp.
6,245 2,806,191
Walmart, Inc.
3,001 418,279
4,364,753
Food Products - 0.3%
Archer-Daniels-Midland Co.
16,988 1,019,450
Bunge Ltd.
8,499 691,139
Darling Ingredients, Inc. *
7,498 539,106
Hain Celestial Group, Inc. (The) *
15,091 645,593
Tyson Foods, Inc., Class A
5,543 437,564
3,332,852
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories
15,884 1,876,377
Align Technology, Inc. *
6,204 4,128,328
Boston Scientific Corp. *
17,375 753,901
Danaher Corp.
30,504 9,286,638
Dexcom , Inc. *
6,820 3,729,585
Edwards Lifesciences Corp. *
9,810 1,110,590
Hologic , Inc. *
8,007 590,997
IDEXX Laboratories, Inc. *
5,901 3,669,832
Insulet Corp. *
6,168 1,753,131
Intuitive Surgical, Inc. *
3,924 3,901,044
Masimo Corp. *
4,546 1,230,648
Medtronic plc
4,603 576,986
Novocure Ltd. *
3,607 419,025
Penumbra, Inc. *
2,785 742,202
STERIS plc
1,626 332,159
Stryker Corp.
2,501 659,564
Teleflex, Inc.
1,073 404,038
West Pharmaceutical Services, Inc.
3,385 1,437,068
36,602,113
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. *
15,970 1,018,567
Anthem, Inc.
3,564 1,328,659
DaVita, Inc. *
3,226 375,055
HCA Healthcare, Inc.
10,832 2,629,143
McKesson Corp.
2,935 585,180
Molina Healthcare, Inc. *
4,912 1,332,675
UnitedHealth Group, Inc.
22,699 8,869,407
16,138,686
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 3,034,718
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp. *
34,735 2,197,336
Caesars Entertainment, Inc. *
22,092 2,480,490
Chipotle Mexican Grill, Inc. *
2,068 3,758,631
Domino's Pizza, Inc.
1,642 783,168
Expedia Group, Inc. *
4,638 760,168
McDonald's Corp.
1,705 411,093
MGM Resorts International
59,828 2,581,578
Starbucks Corp.
9,912 1,093,393
Travel + Leisure Co.
17,682 964,200
15,030,057
Household Durables - 1.0%
DR Horton, Inc.
26,247 2,203,960
Garmin Ltd.
12,895 2,004,657
Lennar Corp., Class A
23,003 2,154,921
Mohawk Industries, Inc. *
1,850 328,190
Tempur Sealy International, Inc.
75,246 3,492,167
Toll Brothers, Inc.
7,641 422,471
TopBuild Corp. *
2,216 453,859
Whirlpool Corp.
1,606 327,399
11,387,624
Independent Power and Renewable Electricity Producers - 0.0% (b)
AES Corp. (The) 23,240 530,569
Industrial Conglomerates - 0.2%
General Electric Co.
12,007 1,237,081
Honeywell International, Inc.
5,345 1,134,637
2,371,718
Insurance - 1.7%
American Financial Group, Inc.
25,860 3,253,964
American International Group, Inc.
93,844 5,151,097
Arthur J Gallagher & Co.
7,060 1,049,469
Assured Guaranty Ltd.
75,029 3,512,108
Hartford Financial Services Group,
Inc. (The) 35,420 2,488,255
Lincoln National Corp.
41,315 2,840,406
MetLife, Inc.
11,580 714,833
Progressive Corp. (The)
14,432 1,304,509
20,314,641
Interactive Media & Services - 8.8%
Alphabet, Inc., Class A *
30,001 80,208,274
Facebook, Inc., Class A *
33,311 11,305,420
Match Group, Inc. *
23,365 3,668,071
Pinterest, Inc., Class A *
46,188 2,353,279
Twitter, Inc. *
51,260 3,095,591
Zillow Group, Inc., Class C *
18,894 1,665,317
102,295,952
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. *
1,028 3,377,021
eBay, Inc.
21,316 1,485,086
Etsy, Inc. *
9,450 1,965,222

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 0.6% (continued)
Qurate Retail, Inc., Series A
32,970 335,964
7,163,293
IT Services - 4.2%
Accenture plc, Class A
16,959 5,425,523
Alliance Data Systems Corp.
20,455 2,063,705
Automatic Data Processing, Inc.
3,597 719,112
Cloudflare , Inc., Class A *
31,642 3,564,471
Cognizant Technology Solutions
Corp., Class A 4,878 361,996
DXC Technology Co. *
10,115 339,965
EPAM Systems, Inc. *
4,802 2,739,445
Fiserv, Inc. *
6,637 720,115
FleetCor Technologies, Inc. *
1,395 364,472
Gartner, Inc. *
5,101 1,550,092
Mastercard , Inc., Class A
11,061 3,845,688
MongoDB, Inc. *
3,099 1,461,210
Okta , Inc. *
11,290 2,679,569
PayPal Holdings, Inc. *
36,026 9,374,325
Square, Inc., Class A *
30,947 7,422,329
Twilio , Inc., Class A *
3,984 1,271,095
Visa, Inc., Class A
19,736 4,396,194
48,299,306
Leisure Products - 0.3%
Brunswick Corp.
8,966 854,191
Mattel, Inc. *
55,030 1,021,357
YETI Holdings, Inc. *
21,625 1,853,046
3,728,594
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.
9,916 1,562,068
Avantor , Inc. *
43,616 1,783,894
Bio-Rad Laboratories, Inc., Class
A * 2,328 1,736,572
Bio- Techne Corp.
2,153 1,043,279
Charles River Laboratories
International, Inc. * 5,732 2,365,425
Illumina, Inc. *
1,395 565,826
IQVIA Holdings, Inc. *
4,119 986,665
PerkinElmer, Inc.
6,856 1,188,076
Repligen Corp. *
3,577 1,033,717
Thermo Fisher Scientific, Inc.
19,433 11,102,656
23,368,178
Machinery - 1.7%
AGCO Corp.
4,172 511,195
Caterpillar, Inc.
15,455 2,966,896
Colfax Corp. *
7,733 354,945
Cummins, Inc.
3,829 859,840
Deere & Co.
16,131 5,405,014
Gates Industrial Corp. plc *
25,556 415,796
Illinois Tool Works, Inc.
9,258 1,912,980
Ingersoll Rand, Inc. *
23,782 1,198,851
Middleby Corp. (The) *
4,535 773,263
INVESTMENTS SHARES VALUE ($)
Machinery - 1.7% (continued)
PACCAR, Inc.
5,359 422,932
Parker-Hannifin Corp.
8,462 2,366,144
Pentair plc
14,706 1,068,097
Timken Co. (The)
13,787 901,946
Xylem, Inc.
6,645 821,854
19,979,753
Media - 1.0%
Cable One, Inc.
979 1,775,054
Charter Communications, Inc.,
Class A * 8,599 6,256,289
Comcast Corp., Class A
16,044 897,341
Liberty Broadband Corp., Class C *
5,423 936,552
News Corp., Class A
56,187 1,322,080
11,187,316
Metals & Mining - 1.8%
Alcoa Corp. *
84,159 4,118,741
Cleveland-Cliffs, Inc. *
108,836 2,156,041
Freeport-McMoRan, Inc.
124,111 4,037,331
Newmont Corp.
11,949 648,831
Nucor Corp.
68,041 6,701,358
Reliance Steel & Aluminum Co.
3,454 491,919
Steel Dynamics, Inc.
14,031 820,533
United States Steel Corp.
83,732 1,839,592
20,814,346
Multiline Retail - 0.9%
Dollar General Corp.
13,481 2,859,859
Kohl's Corp.
42,442 1,998,594
Target Corp.
26,604 6,086,197
10,944,650
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy, Inc. *
17,065 1,666,738
Continental Resources, Inc.
101,546 4,686,348
Devon Energy Corp.
300,177 10,659,285
Diamondback Energy, Inc.
40,092 3,795,510
EOG Resources, Inc.
14,719 1,181,494
EQT Corp. *
75,863 1,552,157
Exxon Mobil Corp.
238,302 14,016,924
Hess Corp.
11,236 877,644
Marathon Oil Corp.
329,886 4,509,542
Marathon Petroleum Corp.
10,789 666,868
New Fortress Energy, Inc. (a)
28,450 789,487
Occidental Petroleum Corp.
121,580 3,596,336
ONEOK, Inc.
46,937 2,721,877
Targa Resources Corp.
74,220 3,652,366
54,372,576
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. 44,870 2,753,672

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.6%
Coty, Inc., Class A *
250,222 1,966,745
Estee Lauder Cos., Inc. (The),
Class A 15,084 4,524,144
6,490,889
Pharmaceuticals - 0.6%
Catalent , Inc. *
14,428 1,919,934
Eli Lilly & Co.
16,715 3,862,001
Zoetis, Inc.
7,738 1,502,255
7,284,190
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.
8,867 703,597
CoStar Group, Inc. *
29,300 2,521,558
Verisk Analytics, Inc.
4,134 827,916
4,053,071
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A *
17,346 1,688,807
Jones Lang LaSalle, Inc. *
16,238 4,028,485
5,717,292
Road & Rail - 0.7%
CSX Corp.
31,383 933,331
JB Hunt Transport Services, Inc.
4,187 700,150
Lyft, Inc., Class A *
13,369 716,445
Norfolk Southern Corp.
2,500 598,125
Old Dominion Freight Line, Inc.
11,852 3,389,435
Union Pacific Corp.
5,640 1,105,496
XPO Logistics, Inc. *
11,790 938,248
8,381,230
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. *
57,490 5,915,721
Analog Devices, Inc.
4,551 762,202
Applied Materials, Inc.
36,854 4,744,215
Broadcom, Inc.
3,826 1,855,342
Enphase Energy, Inc. *
19,253 2,887,372
Entegris , Inc.
21,118 2,658,756
KLA Corp.
9,827 3,287,230
Lam Research Corp.
9,788 5,570,840
Marvell Technology, Inc.
54,270 3,273,024
Microchip Technology, Inc.
11,149 1,711,260
MKS Instruments, Inc.
3,053 460,728
Monolithic Power Systems, Inc.
4,808 2,330,341
NVIDIA Corp.
136,900 28,360,204
ON Semiconductor Corp. *
8,612 394,171
Qorvo , Inc. *
10,234 1,711,023
QUALCOMM, Inc.
38,197 4,926,649
Skyworks Solutions, Inc.
5,070 835,435
Teradyne, Inc.
19,883 2,170,627
Texas Instruments, Inc.
12,751 2,450,870
76,306,010
INVESTMENTS SHARES VALUE ($)
Software - 8.0%
Adobe, Inc. *
22,401 12,896,704
ANSYS, Inc. *
2,671 909,342
Atlassian Corp. plc, Class A *
5,451 2,133,630
Autodesk, Inc. *
5,572 1,588,967
Avalara, Inc. *
9,869 1,724,805
Bill.com Holdings, Inc. *
19,089 5,095,809
Black Knight, Inc. *
6,960 501,120
Cadence Design Systems, Inc. *
15,781 2,389,875
Ceridian HCM Holding, Inc. *
5,140 578,867
Coupa Software, Inc. *
4,571 1,001,872
Crowdstrike Holdings, Inc., Class
A * 8,891 2,185,230
DocuSign, Inc. *
11,186 2,879,612
Dynatrace , Inc. *
17,891 1,269,724
Fair Isaac Corp. *
1,436 571,427
Fortinet, Inc. *
2,876 839,907
HubSpot , Inc. *
4,385 2,964,655
Intuit, Inc.
3,380 1,823,544
Manhattan Associates, Inc. *
2,254 344,930
Microsoft Corp.
63,807 17,988,469
NortonLifeLock , Inc.
25,570 646,921
Oracle Corp.
71,871 6,262,120
Palo Alto Networks, Inc. *
1,562 748,198
Paycom Software, Inc. *
5,862 2,906,087
Paylocity Holding Corp. *
4,231 1,186,372
PTC, Inc. *
4,332 518,930
RingCentral, Inc., Class A *
8,768 1,907,040
salesforce.com, Inc. *
6,108 1,656,612
ServiceNow , Inc. *
11,738 7,304,205
Synopsys, Inc. *
9,326 2,792,298
Teradata Corp. *
20,377 1,168,621
Trade Desk, Inc. (The), Class A *
41,120 2,890,736
Zendesk , Inc. *
3,319 386,298
Zscaler , Inc. *
11,446 3,001,370
93,064,297
Specialty Retail - 3.0%
AutoNation, Inc. *
16,751 2,039,602
Bath & Body Works, Inc.
64,714 4,078,923
Best Buy Co., Inc.
7,325 774,326
Burlington Stores, Inc. *
2,806 795,697
Carvana Co. *
15,177 4,576,472
Dick's Sporting Goods, Inc.
14,976 1,793,675
Five Below, Inc. *
2,484 439,196
Floor & Decor Holdings, Inc., Class
A * 17,120 2,067,925
GameStop Corp., Class A *(a)
11,344 1,990,532
Gap, Inc. (The)
25,206 572,176
Home Depot, Inc. (The)
6,141 2,015,845
Lowe's Cos., Inc.
18,011 3,653,711
O'Reilly Automotive, Inc. *
1,264 772,380
Penske Automotive Group, Inc.
11,806 1,187,684
RH *
2,093 1,395,843
Ross Stores, Inc.
6,852 745,840
TJX Cos., Inc. (The)
5,956 392,977

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.0% (continued)
Tractor Supply Co.
7,711 1,562,326
Ulta Beauty, Inc. *
1,053 380,049
Victoria's Secret & Co. *
21,571 1,192,013
Williams-Sonoma, Inc.
11,148 1,976,875
34,404,067
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
129,958 18,389,057
Dell Technologies, Inc., Class C *
51,877 5,397,283
HP, Inc.
17,380 475,517
24,261,857
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. *
82,457 3,991,743
Deckers Outdoor Corp. *
785 282,757
Lululemon Athletica , Inc. *
4,803 1,943,774
NIKE, Inc., Class B
57,863 8,403,443
PVH Corp. *
13,506 1,388,282
Tapestry, Inc.
25,384 939,716
Under Armour , Inc., Class A *
113,338 2,287,161
19,236,876
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 54,135 809,860
Trading Companies & Distributors - 0.5%
Fastenal Co.
31,130 1,606,619
United Rentals, Inc. *
6,652 2,334,387
Watsco , Inc.
3,619 957,660
WW Grainger, Inc.
1,471 578,191
5,476,857
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. * 33,087 4,227,195
TOTAL COMMON STOCKS
(Cost $681,633,644) 1,107,601,215
PREFERRED STOCKS - 0.0% (b)
Real Estate Management & Development - 0.0% (b)
Brookfield Property Preferred LP,
6.25%, 7/26/2081
(Cost $53,285) 2,190 53,568
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment
Fund, 0.01% (c)
(Cost $50,879,382) 50,899,742 50,879,382
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(d) 1,488,634 1,488,634
Limited Purpose Cash Investment
Fund 0.01% (c)(d) 1,466,210 1,465,623
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,954,844) 2,954,257
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $735,521,155) 1,161,488,422
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% (e) (795,850)
NET ASSETS - 100.0% 1,160,692,572
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 124,699,655 10.8%
Consumer Discretionary 168,760,962 14.5
Consumer Staples 16,095,496 1.4
Energy 54,865,569 4.7
Financials 207,703,240 17.9
Health Care 107,784,446 9.3
Industrials 95,352,404 8.2
Information Technology 256,900,210 22.1
Materials 46,275,879 4.0
Real Estate 24,203,724 2.1
Utilities 5,013,198 0.4
Short-Term Investments 50,879,382 4.4
Securities Lending Collateral 2,954,257 0.3
Total Investments In Securities
At Value 1,161,488,422 100.1
Liabilities in Excess of Other
Assets (e ) (795,850) (0.1)
Net Assets
$ 1,160,692,572 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$2,890,632.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 213 12/2021 USD $ 45,771,038 $ (1,827,512)
$ (1,827,512)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 3,969,406 $ 3,969,406

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 0.3%
Maxar Technologies, Inc.
16,190 458,501
Triumph Group, Inc. *
20,656 384,821
843,322
Air Freight & Logistics - 0.0% (a)
Atlas Air Worldwide Holdings, Inc. * 1,056 86,254
Airlines - 0.1%
Mesa Air Group, Inc. * 38,269 293,141
Auto Components - 1.3%
Adient plc *
14,148 586,435
Fox Factory Holding Corp. *
6,442 931,127
Gentherm, Inc. *
6,585 532,924
LCI Industries
1,475 198,579
Modine Manufacturing Co. *
9,525 107,918
Patrick Industries, Inc.
3,367 280,471
Tenneco, Inc., Class A *
25,570 364,884
Visteon Corp. *
2,898 273,542
XPEL, Inc. *(b)
6,248 473,973
3,749,853
Automobiles - 0.1%
Winnebago Industries, Inc. 2,989 216,553
Banks - 4.6%
Amerant Bancorp, Inc. *
3,266 80,801
Ameris Bancorp
4,912 254,835
Bancorp, Inc. (The) *
14,323 364,520
BankUnited, Inc.
9,644 403,312
Berkshire Hills Bancorp, Inc.
27,338 737,579
Byline Bancorp, Inc.
4,572 112,288
Coastal Financial Corp. *
4,390 139,865
ConnectOne Bancorp, Inc.
2,742 82,287
Customers Bancorp, Inc. *
20,011 860,873
Dime Community Bancshares, Inc.
2,260 73,812
Equity Bancshares, Inc., Class A
4,963 165,665
First Bancorp/PR
26,438 347,660
First Bank
8,750 123,288
First Financial Bankshares, Inc.
1,879 86,340
First Foundation, Inc.
10,500 276,150
First Internet Bancorp
8,096 252,433
Flushing Financial Corp.
17,680 399,568
Hancock Whitney Corp.
23,367 1,101,053
Hanmi Financial Corp.
33,930 680,636
HomeTrust Bancshares, Inc.
3,378 94,517
Lakeland Financial Corp.
5,832 415,472
Live Oak Bancshares, Inc.
10,880 692,294
Metropolitan Bank Holding Corp. *
1,761 148,452
MVB Financial Corp.
7,789 333,603
Origin Bancorp, Inc.
3,655 154,789
Pacific Premier Bancorp, Inc.
8,671 359,326
Peapack-Gladstone Financial
Corp. 2,567 85,635
Reliant Bancorp, Inc.
149 4,707
ServisFirst Bancshares, Inc.
12,352 960,986
INVESTMENTS SHARES VALUE ($)
Banks - 4.6% (continued)
Silvergate Capital Corp., Class A *
6,537 755,024
Spirit of Texas Bancshares, Inc.
10,473 253,447
Stock Yards Bancorp, Inc.
3,432 201,287
Texas Capital Bancshares, Inc. *
7,747 464,975
Triumph Bancorp, Inc. *
7,294 730,348
UMB Financial Corp.
3,685 356,376
Veritex Holdings, Inc.
2,942 115,797
12,670,000
Beverages - 0.8%
Celsius Holdings, Inc. *
18,023 1,623,692
Coca-Cola Consolidated, Inc.
797 314,162
National Beverage Corp.
4,594 241,139
2,178,993
Biotechnology - 7.8%
Alector, Inc. *
8,834 201,592
Anavex Life Sciences Corp. *
28,419 510,121
Apellis Pharmaceuticals, Inc. *
8,350 275,216
Arrowhead Pharmaceuticals, Inc. *
3,075 191,972
Avid Bioservices, Inc. *
27,286 588,559
Beam Therapeutics, Inc. *
13,716 1,193,429
BioCryst Pharmaceuticals, Inc. *
54,311 780,449
Biohaven Pharmaceutical Holding
Co. Ltd. * 4,597 638,569
Bridgebio Pharma, Inc. *
12,426 582,407
CareDx, Inc. *
11,622 736,486
Celcuity, Inc. *
8,851 159,318
Celldex Therapeutics, Inc. *
10,852 585,899
Chimerix, Inc. *
30,994 191,853
Cortexyme, Inc. *
916 83,961
CTI BioPharma Corp. *
15,365 45,327
Curis, Inc. *
40,194 314,719
Cytokinetics, Inc. *
10,135 362,225
Denali Therapeutics, Inc. *
21,621 1,090,779
DermTech, Inc. *
6,687 214,720
Dicerna Pharmaceuticals, Inc. *
4,223 85,136
Editas Medicine, Inc. *
2,850 117,078
Evelo Biosciences, Inc. *(c)
24,325 171,248
Fate Therapeutics, Inc. *
17,630 1,044,930
Gritstone bio, Inc. *
15,781 170,435
GT Biopharma, Inc. *
16,975 114,411
Halozyme Therapeutics, Inc. *
20,288 825,316
ImmunoGen, Inc. *
39,763 225,456
Infinity Pharmaceuticals, Inc. *
47,006 160,760
Intellia Therapeutics, Inc. *
16,739 2,245,537
IVERIC bio, Inc. *
12,921 209,837
Lexicon Pharmaceuticals, Inc. *
16,513 79,427
Lineage Cell Therapeutics, Inc. *(c)
100,927 254,336
MannKind Corp. *(c)
49,277 214,355
Mersana Therapeutics, Inc. *
12,264 115,649
Morphic Holding, Inc. *
5,854 331,571
Myriad Genetics, Inc. *
17,700 571,533
NeuBase Therapeutics, Inc. *
380 1,372
Oncocyte Corp. *
44,728 159,232

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.8% (continued)
Organogenesis Holdings, Inc. *
34,468 490,824
Outlook Therapeutics, Inc. *
68,646 148,962
PDL BioPharma, Inc. (3)*(d)
34,242 76,881
Protagonist Therapeutics, Inc. *
5,499 97,442
Prothena Corp. plc (Ireland) *
13,346 950,636
PTC Therapeutics, Inc. *
2,436 90,644
Replimune Group, Inc. *
5,849 173,364
Rigel Pharmaceuticals, Inc. *
45,989 166,940
Rubius Therapeutics, Inc. *
27,706 495,383
Scholar Rock Holding Corp. *
8,485 280,175
Sorrento Therapeutics, Inc. *(c)
16,892 128,886
SpringWorks Therapeutics, Inc. *
5,315 337,184
Sutro Biopharma, Inc. *
9,486 179,191
Syndax Pharmaceuticals, Inc. *
7,431 142,006
TG Therapeutics, Inc. *
16,354 544,261
Twist Bioscience Corp. *
3,293 352,252
VBI Vaccines, Inc. *(c)
28,438 88,442
Veracyte, Inc. *
4,884 226,862
Verastem, Inc. *
29,592 91,143
Vericel Corp. *
5,975 291,580
VistaGen Therapeutics, Inc. *
105,055 287,851
XBiotech, Inc. (c)
7,598 98,394
21,584,523
Building Products - 1.4%
AAON, Inc.
6,349 414,844
Cornerstone Building Brands, Inc. *
25,386 370,889
CSW Industrials, Inc.
2,595 331,381
Gibraltar Industries, Inc. *
6,665 464,217
Masonite International Corp. *
3,005 318,921
Resideo Technologies, Inc. *
29,045 720,026
Simpson Manufacturing Co., Inc.
6,166 659,577
UFP Industries, Inc.
7,524 511,482
3,791,337
Capital Markets - 2.5%
Artisan Partners Asset
Management, Inc., Class A 14,557 712,128
B Riley Financial, Inc.
9,015 532,246
BGC Partners, Inc., Class A
64,602 336,576
Brightsphere Investment Group,
Inc. 19,214 502,062
Cohen & Steers, Inc.
5,364 449,342
Cowen, Inc., Class A
3,064 105,126
Donnelley Financial Solutions,
Inc. * 18,373 636,073
Focus Financial Partners, Inc.,
Class A * 9,122 477,719
Hamilton Lane, Inc., Class A
2,303 195,340
Houlihan Lokey, Inc.
2,591 238,631
Moelis & Co., Class A
8,178 505,973
Open Lending Corp., Class A *
10,416 375,705
Piper Sandler Cos.
2,886 399,596
PJT Partners, Inc., Class A
8,644 683,827
Virtus Investment Partners, Inc.
2,086 647,328
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.5% (continued)
WisdomTree Investments, Inc.
20,897 118,486
6,916,158
Chemicals - 1.8%
AdvanSix, Inc. *
10,619 422,105
Amyris, Inc. *
55,791 766,010
Avient Corp.
6,688 309,989
Hawkins, Inc.
8,382 292,364
HB Fuller Co.
2,017 130,218
Intrepid Potash, Inc. *
10,616 328,034
Kraton Corp. *
5,251 239,656
Livent Corp. *
35,532 821,145
Quaker Chemical Corp.
981 233,203
Rayonier Advanced Materials,
Inc. * 28,733 215,497
Stepan Co.
1,189 134,286
Trinseo SA
9,337 504,011
Tronox Holdings plc, Class A
29,743 733,165
5,129,683
Commercial Services & Supplies - 0.4%
Brink's Co. (The)
1,239 78,429
Casella Waste Systems, Inc., Class
A * 2,339 177,624
Pitney Bowes, Inc.
17,854 128,727
RR Donnelley & Sons Co. *
24,851 127,734
Tetra Tech, Inc.
2,966 442,942
Viad Corp. *
5,172 234,861
1,190,317
Communications Equipment - 0.9%
ADTRAN, Inc.
5,043 94,607
Aviat Networks, Inc. *
8,018 263,472
Calix, Inc. *
22,547 1,114,498
Cambium Networks Corp. *
2,280 82,513
Clearfield, Inc. *
3,744 165,298
Digi International, Inc. *
7,467 156,956
DZS, Inc. *
8,407 103,070
EMCORE Corp. *
11,423 85,444
Extreme Networks, Inc. *
39,659 390,641
Plantronics, Inc. *
2,879 74,019
2,530,518
Construction & Engineering - 1.6%
Ameresco, Inc., Class A *
15,543 908,177
Comfort Systems USA, Inc.
5,107 364,231
Concrete Pumping Holdings, Inc. *
24,728 211,177
Construction Partners, Inc., Class
A * 7,283 243,034
Dycom Industries, Inc. *
1,693 120,609
Granite Construction, Inc.
13,841 547,412
IES Holdings, Inc. *
2,983 136,293
Infrastructure and Energy
Alternatives, Inc. *(c) 21,891 250,214
INNOVATE Corp. *(c)
31,941 130,958

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.6% (continued)
MYR Group, Inc. *
4,059 403,870
NV5 Global, Inc. *
1,350 133,070
Sterling Construction Co., Inc. *
5,513 124,980
WillScot Mobile Mini Holdings
Corp. * 24,491 776,855
4,350,880
Construction Materials - 0.2%
Summit Materials, Inc., Class A * 14,071 449,850
Consumer Finance - 0.9%
Atlanticus Holdings Corp. *
6,181 327,964
Curo Group Holdings Corp.
8,516 147,582
Encore Capital Group, Inc. *
2,051 101,053
LendingClub Corp. *
31,364 885,719
Navient Corp.
29,483 581,700
Regional Management Corp.
6,697 389,632
World Acceptance Corp. *
747 141,616
2,575,266
Containers & Packaging - 0.3%
O-I Glass, Inc. *
18,588 265,251
Ranpak Holdings Corp. *
19,969 535,568
800,819
Distributors - 0.1%
Funko, Inc., Class A * 18,892 344,023
Diversified Consumer Services - 0.4%
Carriage Services, Inc.
4,901 218,536
Graham Holdings Co., Class B
150 88,374
Houghton Mifflin Harcourt Co. *
50,610 679,692
986,602
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. 3,611 216,732
Diversified Telecommunication Services - 0.8%
Consolidated Communications
Holdings, Inc. * 11,668 107,229
Globalstar, Inc. *(c)
361,346 603,448
IDT Corp., Class B *
10,430 437,539
Iridium Communications, Inc. *
21,319 849,562
Ooma, Inc. *
7,097 132,075
2,129,853
Electrical Equipment - 0.9%
Atkore, Inc. *
7,048 612,612
Babcock & Wilcox Enterprises,
Inc. * 34,699 222,421
Blink Charging Co. *(c)
9,315 266,502
FuelCell Energy, Inc. *(c)
58,392 390,642
Vicor Corp. *
8,598 1,153,508
2,645,685
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries, Inc.
4,399 386,012
Arlo Technologies, Inc. *
25,546 163,750
Badger Meter, Inc.
3,605 364,610
FARO Technologies, Inc. *
5,187 341,356
II-VI, Inc. *
14,181 841,784
Insight Enterprises, Inc. *
1,123 101,160
Luna Innovations, Inc. *
20,643 196,109
Methode Electronics, Inc.
3,694 155,333
MicroVision, Inc. *(c)
41,087 454,011
nLight, Inc. *
4,211 118,708
Novanta, Inc. *
1,513 233,758
PAR Technology Corp. *
4,913 302,199
Rogers Corp. *
430 80,186
3,738,976
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. *
13,309 612,347
ChampionX Corp. *
44,910 1,004,188
FTS International, Inc., Class A *
12,269 301,818
Liberty Oilfield Services, Inc., Class
A * 7,710 93,522
Nabors Industries Ltd. *
1,259 121,468
NexTier Oilfield Solutions, Inc. *
17,737 81,590
Oceaneering International, Inc. *
13,807 183,909
Patterson-UTI Energy, Inc.
16,224 146,016
TETRA Technologies, Inc. *
54,649 170,505
Tidewater, Inc. *
30,580 368,795
US Silica Holdings, Inc. *
25,816 206,270
3,290,428
Entertainment - 1.4%
AMC Entertainment Holdings, Inc.,
Class A *(c) 100,115 3,810,377
Lions Gate Entertainment Corp.,
Class A * 6,028 85,537
LiveXLive Media, Inc. *(c)
36,410 108,866
4,004,780
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust
11,509 234,899
Alexander & Baldwin, Inc.
3,591 84,173
Chatham Lodging Trust *
26,732 327,467
CorePoint Lodging, Inc. *
36,047 558,729
DigitalBridge Group, Inc. *(c)
130,510 786,975
EastGroup Properties, Inc.
1,066 177,628
Essential Properties Realty Trust,
Inc. 10,107 282,187
Farmland Partners, Inc.
9,873 118,377
Hersha Hospitality Trust *
16,930 157,957
Innovative Industrial Properties,
Inc. 2,923 675,710
National Storage Affiliates Trust
10,896 575,200
Retail Value, Inc.
6,940 182,730
RPT Realty
19,010 242,568
Ryman Hospitality Properties, Inc. *
8,175 684,248

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.5% (continued)
Safehold, Inc.
7,474 537,306
SITE Centers Corp.
38,601 595,999
Tanger Factory Outlet Centers, Inc.
27,188 443,164
Terreno Realty Corp.
2,183 138,031
Urstadt Biddle Properties, Inc.,
Class A 5,586 105,743
6,909,091
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings,
Inc. * 6,049 332,211
United Natural Foods, Inc. *
11,720 567,482
899,693
Food Products - 0.1%
B&G Foods, Inc.
2,720 81,301
Lancaster Colony Corp.
523 88,287
169,588
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings, Inc. *
32,809 399,942
AngioDynamics, Inc. *
20,405 529,306
Asensus Surgical, Inc. *(c)
112,555 208,227
Aspira Women's Health, Inc. *(c)
26,826 87,184
AtriCure, Inc. *
6,875 478,156
BioLife Solutions, Inc. *
2,070 87,602
ClearPoint Neuro, Inc. *(c)
13,614 241,649
CONMED Corp.
648 84,778
CryoPort, Inc. *
12,231 813,484
Cutera, Inc. *
8,163 380,396
DarioHealth Corp. *
5,804 79,225
Glaukos Corp. *
1,744 84,008
Heska Corp. *
2,317 599,037
Inari Medical, Inc. *
1,084 87,912
Inogen, Inc. *
6,396 275,604
LeMaitre Vascular, Inc.
2,370 125,823
LivaNova plc *
4,070 322,303
Merit Medical Systems, Inc. *
2,701 193,932
Nevro Corp. *
2,302 267,907
PAVmed, Inc. *
35,254 301,069
Retractable Technologies, Inc. *
11,637 128,356
Senseonics Holdings, Inc. *(c)
144,601 490,197
Shockwave Medical, Inc. *
7,034 1,448,160
STAAR Surgical Co. *
10,233 1,315,247
Varex Imaging Corp. *
2,788 78,622
ViewRay, Inc. *
44,161 318,401
9,426,527
Health Care Providers & Services - 3.2%
Addus HomeCare Corp. *
5,003 398,989
AMN Healthcare Services, Inc. *
5,953 683,107
Brookdale Senior Living, Inc. *
60,584 381,679
Community Health Systems, Inc. *
52,961 619,644
Cross Country Healthcare, Inc. *
15,776 335,082
Ensign Group, Inc. (The)
5,495 411,521
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.2% (continued)
Fulgent Genetics, Inc. *
6,028 542,219
InfuSystem Holdings, Inc. *
7,140 93,034
Joint Corp. (The) *
4,511 442,168
LHC Group, Inc. *
3,210 503,681
MEDNAX, Inc. *
5,235 148,831
ModivCare, Inc. *
2,781 505,085
Owens & Minor, Inc.
20,345 636,595
Patterson Cos., Inc.
2,954 89,034
Progyny, Inc. *
9,702 543,312
R1 RCM, Inc. *
9,951 219,021
Select Medical Holdings Corp.
25,226 912,424
Sharps Compliance Corp. *
9,970 82,452
Tenet Healthcare Corp. *
18,268 1,213,726
Tivity Health, Inc. *
3,497 80,641
8,842,245
Health Care Technology - 1.6%
Allscripts Healthcare Solutions,
Inc. * 8,740 116,854
Castlight Health, Inc., Class B *
79,578 124,937
Evolent Health, Inc., Class A *
26,133 810,123
iCAD, Inc. *
10,683 114,842
Inovalon Holdings, Inc., Class A *
5,641 227,276
Inspire Medical Systems, Inc. *
6,485 1,510,227
Omnicell, Inc. *
4,899 727,159
OptimizeRx Corp. *
6,994 598,337
Phreesia, Inc. *
5,562 343,175
4,572,930
Hotels, Restaurants & Leisure - 4.6%
Bally's Corp. *
5,323 266,895
Biglari Holdings, Inc., Class B *
1,305 224,212
Bloomin' Brands, Inc. *
6,871 171,775
Bluegreen Vacations Holding Corp.
* 8,134 209,857
Brinker International, Inc. *
1,590 77,990
Carrols Restaurant Group, Inc.
22,596 82,701
Century Casinos, Inc. *
21,971 295,949
Cheesecake Factory, Inc. (The) *
1,776 83,472
Dave & Buster's Entertainment,
Inc. * 5,361 205,487
Everi Holdings, Inc. *
19,201 464,280
Fiesta Restaurant Group, Inc. *
9,844 107,890
Full House Resorts, Inc. *
40,397 428,612
Golden Entertainment, Inc. *
18,738 919,849
Hilton Grand Vacations, Inc. *
9,207 437,977
International Game Technology
plc * 17,186 452,336
Kura Sushi USA, Inc., Class A *
4,417 192,935
Monarch Casino & Resort, Inc. *
1,222 81,862
ONE Group Hospitality, Inc. (The) *
34,392 367,651
Papa John's International, Inc.
2,630 333,984
RCI Hospitality Holdings, Inc.
8,139 557,603
Red Rock Resorts, Inc., Class A *
31,169 1,596,476
Ruth's Hospitality Group, Inc. *
15,729 325,748

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 4.6% (continued)
Scientific Games Corp. *
19,848 1,648,773
SeaWorld Entertainment, Inc. *
18,026 997,198
Target Hospitality Corp. *
30,290 112,982
Texas Roadhouse, Inc.
13,310 1,215,602
Wingstop, Inc.
5,324 872,763
12,732,859
Household Durables - 2.0%
Bassett Furniture Industries, Inc.
13,696 248,035
Century Communities, Inc.
7,546 463,702
Ethan Allen Interiors, Inc.
3,349 79,371
Flexsteel Industries, Inc.
6,241 192,722
GoPro, Inc., Class A *
31,788 297,536
Green Brick Partners, Inc. *
12,087 248,025
Helen of Troy Ltd. *
1,593 357,915
Hovnanian Enterprises, Inc., Class
A * 1,191 114,800
Installed Building Products, Inc.
4,024 431,172
LGI Homes, Inc. *
1,435 203,641
Lifetime Brands, Inc.
14,328 260,626
Lovesac Co. (The) *
7,153 472,742
M/I Homes, Inc. *
7,673 443,499
MDC Holdings, Inc.
3,574 166,977
Meritage Homes Corp. *
4,535 439,895
Sonos, Inc. *
17,927 580,118
Tri Pointe Homes, Inc. *
3,867 81,284
Tupperware Brands Corp. *
6,641 140,258
VOXX International Corp. *
6,753 77,322
Vuzix Corp. *(c)
16,254 170,017
5,469,657
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 143,018
WD-40 Co.
527 121,990
265,008
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C 5,605 169,663
Insurance - 0.9%
CNO Financial Group, Inc.
23,012 541,702
Goosehead Insurance, Inc., Class
A 4,196 639,009
HCI Group, Inc.
1,879 208,137
Kinsale Capital Group, Inc.
995 160,892
Maiden Holdings Ltd. *
54,615 172,583
RLI Corp.
1,057 105,985
State Auto Financial Corp.
2,921 148,825
Stewart Information Services Corp.
2,946 186,364
Trupanion, Inc. *
3,521 273,476
2,436,973
Interactive Media & Services - 0.3%
Cars.com, Inc. *
6,232 78,835
Eventbrite, Inc., Class A *
6,931 131,065
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - 0.3% (continued)
fuboTV, Inc. *(c)
28,699 687,628
897,528
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *
4,355 132,871
CarParts.com, Inc. *
6,399 99,889
Duluth Holdings, Inc., Class B *
11,382 155,137
Groupon, Inc. *
5,552 126,641
Lands' End, Inc. *
14,735 346,862
Liquidity Services, Inc. *
15,212 328,731
Revolve Group, Inc. *
14,277 881,890
Shutterstock, Inc.
7,290 826,103
Stitch Fix, Inc., Class A *(c)
15,193 606,960
3,505,084
IT Services - 1.3%
Conduent, Inc. *
57,479 378,787
EVERTEC, Inc.
3,230 147,675
ExlService Holdings, Inc. *
1,828 225,063
Grid Dynamics Holdings, Inc. *
18,981 554,625
MoneyGram International, Inc. *
27,133 217,607
Perficient, Inc. *
4,657 538,815
TTEC Holdings, Inc.
10,336 966,726
Unisys Corp. *
21,898 550,516
3,579,814
Leisure Products - 0.9%
Acushnet Holdings Corp.
11,396 532,193
AMMO, Inc. *
36,782 226,209
Callaway Golf Co. *
18,332 506,513
Clarus Corp.
3,169 81,221
Johnson Outdoors, Inc., Class A
1,132 119,766
Malibu Boats, Inc., Class A *
1,876 131,283
MasterCraft Boat Holdings, Inc. *
4,021 100,847
Smith & Wesson Brands, Inc.
3,750 77,850
Vista Outdoor, Inc. *
18,666 752,426
2,528,308
Life Sciences Tools & Services - 1.2%
Bionano Genomics, Inc. *(c)
84,834 466,587
Harvard Bioscience, Inc. *
19,327 134,902
Inotiv, Inc. *
7,551 220,791
Medpace Holdings, Inc. *
1,799 340,515
NanoString Technologies, Inc. *
11,121 533,919
NeoGenomics, Inc. *
9,963 480,615
Pacific Biosciences of California,
Inc. * 40,287 1,029,333
Quanterix Corp. *
4,454 221,765
3,428,427
Machinery - 2.7%
Alamo Group, Inc.
1,547 215,853
Altra Industrial Motion Corp.
9,332 516,526
Astec Industries, Inc.
2,744 147,655
Chart Industries, Inc. *
7,749 1,480,911

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Machinery - 2.7% (continued)
Columbus McKinnon Corp.
2,492 120,488
Commercial Vehicle Group, Inc. *
20,353 192,539
Energy Recovery, Inc. *
10,465 199,149
Evoqua Water Technologies
Corp. * 15,260 573,166
Franklin Electric Co., Inc.
2,799 223,500
Greenbrier Cos., Inc. (The)
5,342 229,652
Helios Technologies, Inc.
2,429 199,445
Ideanomics, Inc. *(c)
91,833 180,911
Kadant, Inc.
1,653 337,377
Lindsay Corp.
1,848 280,508
Manitowoc Co., Inc. (The) *
3,754 80,411
Mayville Engineering Co., Inc. *
6,929 130,265
Omega Flex, Inc.
868 123,855
Park-Ohio Holdings Corp.
4,435 113,181
REV Group, Inc.
21,079 361,716
Shyft Group, Inc. (The)
17,759 675,020
SPX Corp. *
2,755 147,255
SPX FLOW, Inc.
2,161 157,969
Terex Corp.
5,310 223,551
Titan International, Inc. *
54,454 389,891
Watts Water Technologies, Inc.,
Class A 1,024 172,124
7,472,918
Marine - 0.8%
Costamare, Inc. (Monaco)
30,941 479,276
Eagle Bulk Shipping, Inc. *
7,022 354,049
Genco Shipping & Trading Ltd.
16,669 335,547
Matson, Inc.
7,130 575,462
Safe Bulkers, Inc. (Greece) *
75,551 390,599
2,134,933
Media - 1.8%
AMC Networks, Inc., Class A *
6,399 298,129
Boston Omaha Corp., Class A *
3,580 138,832
Cardlytics, Inc. *
4,320 362,621
Clear Channel Outdoor Holdings,
Inc. * 128,246 347,547
Emerald Holding, Inc. *
20,132 87,373
Entercom Communications Corp. *
49,239 181,200
Entravision Communications Corp.,
Class A 61,163 434,257
Gannett Co., Inc. *
83,133 555,328
iHeartMedia, Inc., Class A *
28,090 702,812
John Wiley & Sons, Inc., Class A
1,626 84,893
Loral Space & Communications,
Inc. (Canada) 4,574 196,728
Magnite, Inc. *
24,692 691,376
TechTarget, Inc. *
9,852 812,002
4,893,098
Metals & Mining - 0.9%
Allegheny Technologies, Inc. *
4,756 79,092
Arconic Corp. *
2,498 78,787
Century Aluminum Co. *
16,274 218,885
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.9% (continued)
Haynes International, Inc.
2,137 79,603
Hecla Mining Co.
97,470 536,085
Ryerson Holding Corp.
30,784 685,560
SunCoke Energy, Inc.
12,889 80,943
TimkenSteel Corp. *
34,014 444,903
Worthington Industries, Inc.
6,835 360,205
2,564,063
Multiline Retail - 1.0%
Big Lots, Inc.
2,167 93,961
Dillard's, Inc., Class A
5,091 878,299
Franchise Group, Inc.
9,887 350,099
Macy's, Inc.
59,132 1,336,383
2,658,742
Oil, Gas & Consumable Fuels - 5.6%
Aemetis, Inc. *(c)
14,450 264,146
Alto Ingredients, Inc. *
16,419 81,110
Altus Midstream Co.
7,781 537,122
Antero Resources Corp. *
94,732 1,781,909
Bonanza Creek Energy, Inc.
2,768 132,587
Callon Petroleum Co. *
13,917 683,046
Centennial Resource Development,
Inc., Class A * 94,530 633,351
Centrus Energy Corp., Class A *
2,422 93,635
Clean Energy Fuels Corp. *
42,904 349,668
CNX Resources Corp. *
6,593 83,204
CONSOL Energy, Inc. *
17,227 448,247
Earthstone Energy, Inc., Class A *
21,229 195,307
Energy Fuels, Inc. *(c)
52,751 370,312
Falcon Minerals Corp.
20,231 95,086
Gevo, Inc. *(c)
68,132 452,396
Green Plains, Inc. *
15,330 500,524
Laredo Petroleum, Inc. *
5,365 434,941
Magnolia Oil & Gas Corp., Class A
35,414 630,015
Matador Resources Co.
28,303 1,076,646
Northern Oil and Gas, Inc.
12,501 267,521
Ovintiv, Inc.
53,551 1,760,757
PDC Energy, Inc.
18,790 890,458
Peabody Energy Corp. *
24,586 363,627
Penn Virginia Corp. *
12,311 328,334
Range Resources Corp. *
37,512 848,897
Renewable Energy Group, Inc. *
9,215 462,593
SM Energy Co.
32,454 856,137
Southwestern Energy Co. *
59,508 329,674
Tellurian, Inc. *
104,739 409,529
Uranium Energy Corp. *(c)
68,683 209,483
15,570,262
Personal Products - 0.3%
elf Beauty, Inc. *
16,044 466,078
Medifast, Inc.
1,314 253,129
Veru, Inc. *
23,712 202,263
921,470

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. *
108,293 140,781
Aclaris Therapeutics, Inc. *
27,888 501,984
Ampio Pharmaceuticals, Inc. *(c)
60,116 99,793
Arvinas, Inc. *
8,712 715,952
Cassava Sciences, Inc. *(c)
11,634 722,239
Corcept Therapeutics, Inc. *
14,802 291,304
Evolus, Inc. *
22,286 169,819
Intra-Cellular Therapies, Inc. *
8,522 317,700
Marinus Pharmaceuticals, Inc. *(c)
7,764 88,354
Ocular Therapeutix, Inc. *
11,928 119,280
Oramed Pharmaceuticals, Inc.
(Israel) *(c) 18,849 414,301
Pacira BioSciences, Inc. *
2,978 166,768
Revance Therapeutics, Inc. *
9,691 269,991
4,018,266
Professional Services - 1.4%
ASGN, Inc. *
9,197 1,040,548
CRA International, Inc.
847 84,141
Exponent, Inc.
1,771 200,389
Franklin Covey Co. *
2,804 114,375
Heidrick & Struggles International,
Inc. 5,428 242,252
Kforce, Inc.
1,698 101,269
Korn Ferry
13,166 952,692
Mistras Group, Inc. *
18,314 186,070
Upwork, Inc. *
24,074 1,084,052
4,005,788
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc.
26,257 1,044,241
Newmark Group, Inc., Class A
67,926 972,021
Rafael Holdings, Inc., Class B *(c)
6,716 206,383
Realogy Holdings Corp. *
33,062 579,907
Redfin Corp. *
10,385 520,289
St Joe Co. (The)
14,470 609,187
3,932,028
Road & Rail - 1.2%
ArcBest Corp.
2,349 192,078
Avis Budget Group, Inc. *
10,957 1,276,600
Covenant Logistics Group, Inc. *
5,720 158,158
Daseke, Inc. *
17,477 160,963
HyreCar, Inc. *
17,850 151,725
Marten Transport Ltd.
11,175 175,336
Saia, Inc. *
5,363 1,276,555
3,391,415
Semiconductors & Semiconductor Equipment - 4.7%
Alpha & Omega Semiconductor
Ltd. * 12,257 384,502
Ambarella, Inc. *
7,265 1,131,451
Amkor Technology, Inc.
46,301 1,155,210
Atomera, Inc. *
14,625 337,691
Axcelis Technologies, Inc. *
5,666 266,472
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.7% (continued)
AXT, Inc. *
17,060 142,110
CMC Materials, Inc.
786 96,859
Cohu, Inc. *
7,126 227,604
Diodes, Inc. *
4,387 397,418
FormFactor, Inc. *
18,312 683,587
Kopin Corp. *
38,254 196,243
Kulicke & Soffa Industries, Inc.
(Singapore) 7,913 461,170
Lattice Semiconductor Corp. *
29,734 1,922,303
MACOM Technology Solutions
Holdings, Inc. * 18,726 1,214,756
MaxLinear, Inc. *
4,280 210,790
PDF Solutions, Inc. *
5,510 126,950
Power Integrations, Inc.
1,946 192,635
Rambus, Inc. *
6,433 142,813
SiTime Corp. *
3,891 794,426
SunPower Corp. *
32,590 739,141
Synaptics, Inc. *
7,810 1,403,691
Ultra Clean Holdings, Inc. *
13,588 578,849
Veeco Instruments, Inc. *
12,035 267,297
13,073,968
Software - 6.2%
A10 Networks, Inc. *
17,600 237,248
Agilysys, Inc. *
5,213 272,953
Alarm.com Holdings, Inc. *
5,005 391,341
Altair Engineering, Inc., Class A *
5,223 360,074
Appfolio, Inc., Class A *
6,561 789,944
Appian Corp. *(c)
1,919 177,527
Avaya Holdings Corp. *
19,710 390,061
Blackline, Inc. *
10,226 1,207,282
Cerence, Inc. *
7,355 706,889
ChannelAdvisor Corp. *
14,025 353,851
CommVault Systems, Inc. *
1,806 136,010
Digital Turbine, Inc. *
21,781 1,497,444
Domo, Inc., Class B *
7,543 636,931
J2 Global, Inc. *
7,435 1,015,770
LivePerson, Inc. *
6,236 367,612
Marathon Digital Holdings, Inc. *(c)
25,714 812,048
MicroStrategy, Inc., Class A *(c)
2,162 1,250,501
Q2 Holdings, Inc. *
7,256 581,496
Rapid7, Inc. *
974 110,081
Rekor Systems, Inc. *(c)
8,823 101,376
Rimini Street, Inc. *
8,429 81,340
Riot Blockchain, Inc. *(c)
23,109 593,901
Sailpoint Technologies Holdings,
Inc. * 15,860 680,077
Sprout Social, Inc., Class A *
10,216 1,245,841
SPS Commerce, Inc. *
3,472 560,068
Tenable Holdings, Inc. *
2,550 117,657
Varonis Systems, Inc. *
21,907 1,333,041
Veritone, Inc. *
10,687 255,312
VirnetX Holding Corp. *
80 314
Workiva, Inc. *
6,061 854,358
17,118,348

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.4%
Abercrombie & Fitch Co., Class A *
19,775 744,133
American Eagle Outfitters, Inc.
3,405 87,849
America's Car-Mart, Inc. *
1,513 176,688
Asbury Automotive Group, Inc. *
1,578 310,456
Barnes & Noble Education, Inc. *
39,323 392,837
Bed Bath & Beyond, Inc. *
17,664 305,146
Big 5 Sporting Goods Corp.
9,778 225,285
Boot Barn Holdings, Inc. *
5,615 499,005
Buckle, Inc. (The)
10,542 417,358
Caleres, Inc.
21,180 470,619
Camping World Holdings, Inc.,
Class A 3,860 150,038
Cato Corp. (The), Class A
7,096 117,368
Chico's FAS, Inc. *
55,040 247,130
Children's Place, Inc. (The) *
5,343 402,114
Citi Trends, Inc. *
6,088 444,180
Conn's, Inc. *
7,954 181,590
Container Store Group, Inc. (The) *
7,519 71,581
Genesco, Inc. *
9,082 524,304
Group 1 Automotive, Inc.
549 103,146
GrowGeneration Corp. *
2,963 73,097
Guess?, Inc.
3,699 77,716
Haverty Furniture Cos., Inc.
8,297 279,692
Hibbett, Inc.
7,360 520,646
Kirkland's, Inc. *
4,347 83,506
MarineMax, Inc. *
7,763 376,661
National Vision Holdings, Inc. *
13,179 748,172
ODP Corp. (The) *
9,471 380,355
Party City Holdco, Inc. *
16,933 120,224
Rent-A-Center, Inc.
12,693 713,473
Shoe Carnival, Inc.
8,250 267,465
Signet Jewelers Ltd.
15,307 1,208,641
Sleep Number Corp. *
5,581 521,712
Sonic Automotive, Inc., Class A
9,147 480,583
Tilly's, Inc., Class A
10,881 152,443
Urban Outfitters, Inc. *
2,417 71,761
Zumiez, Inc. *
4,422 175,819
12,122,793
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *
31,766 875,788
Avid Technology, Inc. *
13,342 385,851
Turtle Beach Corp. *
3,485 96,953
1,358,592
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. *
14,870 2,133,548
Fossil Group, Inc. *
19,452 230,506
G-III Apparel Group Ltd. *
17,258 488,401
Kontoor Brands, Inc.
6,809 340,110
Movado Group, Inc.
10,233 322,237
Oxford Industries, Inc.
3,200 288,544
Steven Madden Ltd.
5,844 234,695
Superior Group of Cos., Inc.
3,496 81,422
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.6% (continued)
Unifi, Inc. *
3,758 82,413
Vera Bradley, Inc. *
15,520 146,043
4,347,919
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. *
1,756 90,504
HomeStreet, Inc.
5,133 211,223
Merchants Bancorp
5,107 201,573
Meta Financial Group, Inc.
9,816 515,144
Mr Cooper Group, Inc. *
26,614 1,095,698
Ocwen Financial Corp. *
9,105 256,124
PennyMac Financial Services, Inc.
13,873 848,057
Walker & Dunlop, Inc.
5,226 593,151
Waterstone Financial, Inc.
7,804 159,904
3,971,378
Tobacco - 0.2%
22nd Century Group, Inc. *(c)
75,005 222,015
Turning Point Brands, Inc.
6,260 298,915
520,930
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. *
6,730 321,425
BlueLinx Holdings, Inc. *
5,835 285,215
Boise Cascade Co.
10,490 566,250
Custom Truck One Source, Inc. *
40,234 375,383
Global Industrial Co.
8,468 320,853
GMS, Inc. *
2,005 87,819
Herc Holdings, Inc. *
6,737 1,101,230
Rush Enterprises, Inc., Class A
9,799 442,523
Textainer Group Holdings Ltd.
(China) * 13,776 480,920
Titan Machinery, Inc. *
3,211 83,197
Triton International Ltd.
11,455 596,118
Veritiv Corp. *
8,095 724,988
WESCO International, Inc. *
10,824 1,248,224
6,634,145
Water Utilities - 0.0% (a)
Cadiz, Inc. * 10,859 76,447
Wireless Telecommunication Services - 0.1%
Gogo, Inc. *(c) 22,442 388,247
TOTAL COMMON STOCKS
(Cost $179,947,356) 263,723,691
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.01% (e)
(Cost $13,123,740) 13,128,991 13,123,740

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 3.6%
Investment Companies - 3.6%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (e)(f) 5,065,930 5,065,930
Limited Purpose Cash Investment
Fund 0.01% (e)(f) 4,989,620 4,987,624
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,055,550) 10,053,554
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.3%
(Cost $203,126,646) 286,900,985
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.3)% (g) (9,287,898)
NET ASSETS - 100.0% 277,613,087
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,313,505 4.4%
Consumer Discretionary 48,662,394 17.5
Consumer Staples 4,955,683 1.8
Energy 18,860,690 6.8
Financials 28,786,507 10.4
Health Care 51,872,919 18.7
Industrials 36,840,134 13.3
Information Technology 41,400,215 14.9
Materials 8,944,415 3.2
Real Estate 10,841,118 3.9
Utilities 246,111 0.1
Short-Term Investments 13,123,740 4.7
Securities Lending Collateral 10,053,554 3.6
Total Investments In Securities
At Value 286,900,985 103.3
Liabilities in Excess of Other
Assets (g) (9,287,898) (3.3)
Net Assets
$ 277,613,087 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September
30, 2021, the value of these securities amounted to $473,973 or
0.17% of net assets.
(c) The security or a portion of this security is on loan at September
30, 2021. The total value of securities on loan at September 30,
2021 was $9,647,809.
(d) Security fair valued using significant unobservable inputs (Level
3) as of September 30, 2021 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at September 30, 2021 amounted to $76,881, which
represents approximately 0.03% of net assets of the fund.
(e) Represents 7-day effective yield as of September 30, 2021.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 102 12/2021 USD $ 11,224,080 $ (216,352)
$ (216,352)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 839,667 $ 839,667

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 7.0%
Aristocrat Leisure Ltd. 32,237 1,072,091
Australia & New Zealand Banking
Group Ltd. 42,875 861,039
BHP Group plc 121,153 3,052,370
BlueScope Steel Ltd. 53,242 771,455
Commonwealth Bank of Australia 54,956 4,078,304
CSL Ltd. 9,497 1,984,220
Domino's Pizza Enterprises Ltd. 12,605 1,441,739
Fortescue Metals Group Ltd. 203,813 2,171,020
Glencore plc * 628,661 2,957,288
Goodman Group, REIT 106,176 1,633,739
Macquarie Group Ltd. 14,096 1,821,151
National Australia Bank Ltd. 270,350 5,331,581
REA Group Ltd. 8,056 907,354
Reece Ltd. 13,590 183,283
Rio Tinto plc 63,074 4,134,635
Scentre Group, REIT 146,505 311,816
Wesfarmers Ltd. 71,019 2,824,669
Westpac Banking Corp. 327,080 6,048,852
WiseTech Global Ltd. 7,466 283,135
41,869,741
—
Austria - 0.6%
Erste Group Bank AG 42,354 1,859,730
OMV AG 17,268 1,039,804
Raiffeisen Bank International AG 10,431 272,817
voestalpine AG 12,179 449,877
3,622,228
—
Belgium - 0.1%
Sofina SA 1,469 583,695
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 351,333
Yara International ASA 5,720 283,347
634,680
—
Canada - 15.7%
Air Canada (1)* 9,996 182,542
AltaGas Ltd. (1) 14,355 283,224
Bank of Montreal (1) 68,371 6,825,764
Bank of Nova Scotia (The) (1) 88,554 5,450,553
BlackBerry Ltd. (1)* 22,872 222,653
Brookfield Asset Management, Inc.,
Class A (1) 57,530 3,082,710
CAE, Inc. (1)* 7,869 235,088
Cameco Corp. (1) 45,776 994,596
Canadian Apartment Properties,
REIT (1) 3,731 174,119
Canadian Imperial Bank of
Commerce (1) 49,201 5,477,136
Canadian National Railway Co. (1) 3,249 376,511
Canadian Natural Resources Ltd.
(1) 169,715 6,205,196
Canadian Pacific Railway Ltd. (1) 43,725 2,855,278
Canadian Tire Corp. Ltd., Class A
(1) 4,284 599,476
CCL Industries, Inc., Class B (1) 5,272 273,048
Cenovus Energy, Inc. (1) 268,556 2,707,611
INVESTMENTS SHARES VALUE ($)
Canada - 15.7% (continued)
Constellation Software, Inc. (1) 1,171 1,918,402
Dollarama , Inc. (1) 9,861 427,730
Empire Co. Ltd., Class A (1) 8,679 264,495
Fairfax Financial Holdings Ltd. (1) 2,360 952,701
Franco-Nevada Corp. (1) 3,781 491,208
GFL Environmental, Inc. (1) 11,446 425,543
Gildan Activewear , Inc. (1) 37,860 1,383,358
Great-West Lifeco , Inc. (1) 7,251 220,633
Hydro One Ltd. (1)(a) 32,356 764,834
iA Financial Corp., Inc. (1) 13,174 747,421
IGM Financial, Inc. (1) 26,846 959,089
Imperial Oil Ltd. (1) 46,898 1,482,178
Intact Financial Corp. (1) 15,569 2,058,658
International Petroleum Corp. *(b) 17,719 89,976
Ivanhoe Mines Ltd., Class A (1)* 111,802 714,982
Keyera Corp. (1) 50,946 1,281,896
Lightspeed Commerce, Inc. (1)* 14,835 1,431,497
Loblaw Cos. Ltd. (1) 2,652 181,993
Magna International, Inc. (1) 21,184 1,594,236
Manulife Financial Corp. (1) 34,228 658,834
National Bank of Canada (1) 53,565 4,114,009
Nutrien Ltd. (1) 25,261 1,639,592
Onex Corp. (1) 13,548 957,751
Power Corp. of Canada (1) 19,195 632,711
Quebecor, Inc., Class B (1) 8,676 209,673
RioCan , REIT (1) 47,837 817,300
Ritchie Bros Auctioneers, Inc. (1) 4,384 270,530
Royal Bank of Canada (1) 90,790 9,033,841
Shopify, Inc., Class A (1)* 6,676 9,061,670
Sun Life Financial, Inc. (1) 27,204 1,400,364
Teck Resources Ltd., Class B (1) 31,161 775,704
Thomson Reuters Corp. (1) 25,493 2,818,802
Toronto-Dominion Bank (The) (1) 89,964 5,955,694
West Fraser Timber Co. Ltd. (1) 14,045 1,182,947
WSP Global, Inc. (1) 13,348 1,598,261
94,464,018
—
Chile - 0.2%
Antofagasta plc 43,118 783,573
Lundin Mining Corp. (1) 66,046 475,035
1,258,608
—
China - 0.2%
Chow Tai Fook Jewellery Group
Ltd. 332,600 632,535
ESR Cayman Ltd. *(a) 73,400 221,529
Wilmar International Ltd. 92,000 284,225
1,138,289
—
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 1,087 2,942,607
Coloplast A/S, Class B 1,226 191,701
DSV A/S 17,024 4,074,932
Genmab A/S * 3,841 1,678,217
GN Store Nord A/S 3,627 250,855
Novo Nordisk A/S, Class B 4,175 402,426
Orsted A/S (a) 20,453 2,696,005
Pandora A/S 11,900 1,444,657
Tryg A/S 9,825 222,721

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Denmark - 2.8% (continued)
Vestas Wind Systems A/S 72,385 2,903,292
16,807,413
—
Finland - 0.9%
Fortum OYJ 9,746 295,948
Kesko OYJ, Class B 7,469 257,631
Kone OYJ, Class B 12,494 877,683
Neste OYJ 35,044 1,976,915
Nordea Bank Abp 32,721 421,652
Stora Enso OYJ, Class R 33,944 565,386
UPM- Kymmene OYJ 20,621 729,864
5,125,079
—
France - 7.9%
Adevinta ASA * 26,641 456,531
Air Liquide SA 5,667 907,628
Airbus SE * 30,303 4,017,448
AXA SA 6,712 186,011
BNP Paribas SA 64,851 4,149,213
Capgemini SE 2,537 526,115
Cie de Saint-Gobain 28,716 1,932,502
CNP Assurances 37,285 588,474
Credit Agricole SA 213,806 2,938,858
Dassault Systemes SE 10,725 564,409
EssilorLuxottica SA 998 190,711
Hermes International 3,589 4,951,867
Kering SA 4,053 2,878,688
Klepierre SA, REIT 10,212 228,376
Legrand SA 2,988 320,163
L'Oreal SA 6,501 2,690,140
LVMH Moet Hennessy Louis
Vuitton SE 16,781 12,019,630
Publicis Groupe SA 16,291 1,094,394
Safran SA 1,824 230,701
Sartorius Stedim Biotech 4,580 2,559,327
Societe Generale SA 102,062 3,196,058
Teleperformance 1,125 442,502
Unibail - Rodamco -Westfield, REIT * 8,824 649,452
47,719,198
—
Germany - 7.4%
adidas AG 664 208,666
Bayerische Motoren Werke AG 9,712 922,436
Brenntag SE 15,745 1,462,627
Carl Zeiss Meditec AG 1,216 232,927
Daimler AG (Registered) 65,013 5,736,207
Deutsche Bank AG (Registered) * 185,568 2,358,151
Deutsche Post AG (Registered) 80,142 5,025,690
GEA Group AG 6,902 315,210
Hannover Rueck SE 3,192 555,859
HelloFresh SE * 10,823 997,525
Infineon Technologies AG 98,224 4,017,186
KION Group AG 9,872 917,875
Merck KGaA 12,662 2,740,560
Puma SE 15,217 1,691,600
RWE AG 38,843 1,369,930
SAP SE 1,980 267,754
Siemens AG (Registered) 45,281 7,405,756
Siemens Energy AG * 23,876 638,671
Symrise AG 4,418 579,072
INVESTMENTS SHARES VALUE ($)
Germany - 7.4% (continued)
Volkswagen AG 13,464 4,152,343
Vonovia SE 16,103 968,086
Zalando SE *(a) 19,804 1,806,156
44,370,287
—
Hong Kong - 1.4%
AIA Group Ltd. 116,200 1,336,812
Hong Kong Exchanges & Clearing
Ltd. 66,100 4,061,879
Techtronic Industries Co. Ltd. 121,000 2,391,149
Xinyi Glass Holdings Ltd. 224,000 668,204
8,458,044
—
Italy - 1.4%
Enel SpA 389,082 2,986,288
Ferrari NV 10,210 2,130,827
Intesa Sanpaolo SpA 647,518 1,833,115
Mediobanca Banca di Credito
Finanziario SpA * 30,683 369,148
Moncler SpA 11,084 676,020
Prysmian SpA 9,142 319,317
8,314,715
—
Japan - 20.9%
Advantest Corp. 11,600 1,033,670
Aeon Co. Ltd. 8,200 215,578
Bandai Namco Holdings, Inc. 11,200 841,990
Bridgestone Corp. 10,500 496,768
Chugai Pharmaceutical Co. Ltd. 62,500 2,287,118
CyberAgent , Inc. 27,600 532,473
Daifuku Co. Ltd. 8,600 806,558
Dai-ichi Life Holdings, Inc. 69,600 1,522,226
Daiichi Sankyo Co. Ltd. 103,100 2,740,519
Daikin Industries Ltd. 14,500 3,161,558
Denso Corp. 40,900 2,670,662
Disco Corp. 3,600 1,008,316
FANUC Corp. 2,800 613,933
Fast Retailing Co. Ltd. 300 221,255
Fuji Electric Co. Ltd. 5,500 250,282
Fujitsu Ltd. 16,000 2,891,371
GMO Payment Gateway, Inc. 4,900 618,681
Hamamatsu Photonics KK 9,300 575,286
Hitachi Ltd. 55,700 3,295,251
Hoya Corp. 26,700 4,165,702
Isuzu Motors Ltd. 13,600 176,939
ITOCHU Corp. 90,300 2,630,077
Japan Metropolitan Fund
Investment Corp., REIT 176 168,996
JFE Holdings, Inc. 84,600 1,268,685
JSR Corp. 13,700 492,460
Kakaku.com, Inc. 21,800 703,988
Keyence Corp. 9,260 5,527,028
Kikkoman Corp. 7,600 618,432
Konami Holdings Corp. 4,700 294,592
Kubota Corp. 16,200 344,779
Kurita Water Industries Ltd. 6,600 317,581
Kyowa Kirin Co. Ltd. 22,400 807,526
Lasertec Corp. 11,400 2,595,296
Lixil Corp. 10,400 301,427
M3, Inc. 39,600 2,822,225

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Japan - 20.9% (continued)
Marubeni Corp. 203,800 1,686,083
Mazda Motor Corp. * 66,900 578,948
Mercari , Inc. * 3,600 198,929
Mitsubishi Gas Chemical Co., Inc. 13,500 266,215
Mitsubishi UFJ Financial Group,
Inc. 518,500 3,065,027
Mitsui & Co. Ltd. 33,100 723,797
Mitsui Chemicals, Inc. 6,800 227,181
Mitsui Fudosan Co. Ltd. 7,600 180,537
MonotaRO Co. Ltd. 15,800 354,080
Murata Manufacturing Co. Ltd. 28,000 2,476,670
Nabtesco Corp. 6,900 260,888
Nidec Corp. 20,600 2,270,944
Nintendo Co. Ltd. 5,600 2,676,144
Nippon Paint Holdings Co. Ltd. 53,400 581,535
Nippon Prologis REIT, Inc., REIT 85 284,074
Nippon Steel Corp. 89,300 1,606,148
Nippon Yusen KK 65,200 4,885,332
Nissan Chemical Corp. 6,200 362,615
Nissan Motor Co. Ltd. * 122,800 613,689
Nitori Holdings Co. Ltd. 2,600 512,387
Nitto Denko Corp. 7,300 519,662
Nomura Holdings, Inc. 165,500 815,899
Nomura Research Institute Ltd. 49,650 1,824,971
NTT Data Corp. 12,500 241,678
Obic Co. Ltd. 9,100 1,730,438
Olympus Corp. 81,500 1,783,871
Omron Corp. 14,800 1,464,498
Oriental Land Co. Ltd. 2,600 420,617
ORIX Corp. 61,000 1,141,403
Pan Pacific International Holdings
Corp. 31,400 647,887
Panasonic Corp. 88,400 1,095,753
Recruit Holdings Co. Ltd. 57,200 3,496,399
Renesas Electronics Corp. * 73,100 899,668
Ricoh Co. Ltd. 17,600 180,088
SG Holdings Co. Ltd. 34,800 984,528
Shimadzu Corp. 15,500 680,700
Shimano, Inc. 2,800 818,124
Shin-Etsu Chemical Co. Ltd. 24,700 4,168,594
Shionogi & Co. Ltd. 3,900 266,875
Shiseido Co. Ltd. 3,800 255,396
SMC Corp. 2,000 1,247,821
SoftBank Group Corp. 3,200 184,913
Sony Group Corp. 67,800 7,527,072
Square Enix Holdings Co. Ltd. 3,500 187,060
SUMCO Corp. 30,800 614,477
Sumitomo Chemical Co. Ltd. 34,600 179,583
Sysmex Corp. 9,900 1,229,665
Terumo Corp. 12,200 576,064
Tokyo Electron Ltd. 9,900 4,373,611
Tosoh Corp. 13,400 242,831
Toyota Motor Corp. 600,000 10,690,433
Toyota Tsusho Corp. 9,500 398,937
Unicharm Corp. 4,400 194,973
Yamaha Corp. 5,000 314,510
Yamaha Motor Co. Ltd. 24,200 673,724
Yaskawa Electric Corp. 5,900 283,309
INVESTMENTS SHARES VALUE ($)
Japan - 20.9% (continued)
Z Holdings Corp. 102,700 657,286
125,843,769
—
Luxembourg - 1.1%
ArcelorMittal SA 163,384 5,001,615
Eurofins Scientific SE 13,280 1,705,039
6,706,654
—
Netherlands - 6.9%
Adyen NV *(a) 1,859 5,196,582
Aegon NV 290,400 1,499,002
Akzo Nobel NV 1,880 205,418
ASM International NV 6,108 2,392,005
ASML Holding NV 23,498 17,554,379
ING Groep NV 412,917 6,003,199
Koninklijke DSM NV 15,147 3,029,038
Koninklijke Philips NV 4,788 212,716
NN Group NV 28,834 1,510,390
Randstad NV 3,352 225,680
Royal Dutch Shell plc, Class A 43,517 967,782
Wolters Kluwer NV 26,369 2,795,022
41,591,213
—
Norway - 0.3%
Norsk Hydro ASA 213,476 1,593,383
Schibsted ASA, Class B 10,042 427,102
2,020,485
—
Russia - 0.2%
Evraz plc 148,519 1,178,349
Saudi Arabia - 0.3%
Delivery Hero SE *(a) 16,444 2,097,518
Singapore - 0.4%
DBS Group Holdings Ltd. 61,500 1,362,754
Oversea-Chinese Banking Corp.
Ltd. 78,400 660,186
United Overseas Bank Ltd. 15,500 293,223
2,316,163
—
South Africa - 0.4%
Anglo American plc 63,325 2,219,456
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria
SA 529,021 3,491,862
Banco Santander SA 971,930 3,520,687
CaixaBank SA 328,473 1,018,603
Cellnex Telecom SA (a) 2,873 177,379
Ferrovial SA 6,756 197,199
Iberdrola SA 157,714 1,586,671
9,992,401
—
Sweden - 5.4%
Assa Abloy AB, Class B 11,958 346,861
Atlas Copco AB, Class A 72,080 4,352,597
Boliden AB * 11,623 372,174
Epiroc AB, Class A 81,303 1,690,252
EQT AB 38,067 1,580,682
Evolution AB (a) 20,737 3,140,398
Fastighets AB Balder, Class B * 4,311 259,077

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 5.4% (continued)
H & M Hennes & Mauritz AB, Class
B * 13,868 280,711
Hexagon AB, Class B 113,687 1,758,510
Husqvarna AB, Class B 20,938 250,126
Industrivarden AB, Class C 16,099 497,390
Investment AB Latour , Class B 43,535 1,347,174
Investor AB, Class B 163,308 3,511,836
L E Lundbergforetagen AB, Class B 9,185 504,056
Nibe Industrier AB, Class B 214,016 2,689,488
Sandvik AB 59,489 1,359,104
Sinch AB *(a) 63,524 1,231,857
Skandinaviska Enskilda Banken
AB, Class A 77,593 1,093,544
SKF AB, Class B 41,495 978,503
Svenska Cellulosa AB SCA, Class
B 66,697 1,033,675
Swedish Match AB 126,660 1,109,129
Volvo AB, Class B 149,495 3,337,698
32,724,842
—
Switzerland - 5.1%
ABB Ltd. (Registered) 110,239 3,687,695
Chocoladefabriken Lindt &
Spruengli AG 18 201,255
Cie Financiere Richemont SA
(Registered) 26,567 2,754,523
Credit Suisse Group AG
(Registered) 41,040 405,322
EMS- Chemie Holding AG
(Registered) 1,114 1,052,533
Geberit AG (Registered) 2,521 1,850,924
Givaudan SA (Registered) 461 2,101,742
Kuehne + Nagel International AG
(Registered) 5,019 1,713,493
Logitech International SA
(Registered) 13,601 1,210,042
Lonza Group AG (Registered) 4,266 3,199,968
Partners Group Holding AG 2,044 3,189,947
Sika AG (Registered) (b) 11,474 3,627,771
Sonova Holding AG (Registered) 1,225 462,938
STMicroelectronics NV 47,150 2,058,651
Straumann Holding AG
(Registered) 869 1,558,519
UBS Group AG (Registered) 95,625 1,526,330
30,601,653
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(c) 13,256 –
United Kingdom - 5.1%
3i Group plc 30,376 521,761
Admiral Group plc 14,798 618,312
Ashtead Group plc 46,689 3,529,379
AstraZeneca plc 11,244 1,355,101
Auto Trader Group plc (a) 29,518 232,785
Aviva plc 275,671 1,461,022
Barclays plc 1,237,646 3,144,833
Barratt Developments plc 70,007 618,847
BT Group plc * 399,990 857,503
Bunzl plc 17,175 566,681
Burberry Group plc 26,807 652,393
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.1% (continued)
CNH Industrial NV 38,386 645,233
Compass Group plc * 19,750 403,911
Croda International plc 6,531 748,304
Diageo plc 34,733 1,681,598
Entain plc * 115,637 3,302,778
Experian plc 5,258 220,258
Intertek Group plc 3,758 251,287
JD Sports Fashion plc 40,506 569,251
Kingfisher plc 80,860 364,992
Melrose Industries plc 221,982 515,377
NatWest Group plc 993,004 2,993,766
Next plc 5,417 595,875
Pearson plc 53,477 512,856
Persimmon plc 27,305 976,562
Rentokil Initial plc 57,001 447,617
Spirax-Sarco Engineering plc 3,450 694,160
SSE plc 23,902 503,260
St James's Place plc 64,064 1,292,319
WPP plc 39,597 530,504
30,808,525
—
United States - 0.9%
Ferguson plc 7,344 1,019,508
Jackson Financial, Inc., Class A (1)* 223 5,798
Schneider Electric SE 19,529 3,252,634
Tenaris SA 115,125 1,211,009
5,488,949
—
Zambia - 0.3%
First Quantum Minerals Ltd. (1) 98,197 1,818,032
TOTAL COMMON STOCKS
(Cost $396,194,909) 569,774,004
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $25,698,381) 25,708,665 25,698,381
SECURITIES LENDING COLLATERAL - 0.6%
Investment Companies - 0.6%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 1,778,588 1,778,588
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 1,751,796 1,751,095
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,530,384) 3,529,683
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $425,423,674) 599,002,068
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (f) 2,202,881
NET ASSETS - 100.0% 601,204,949

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
September 30, 2021
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,642,538 1.8%
Consumer Discretionary 94,290,738 15.7
Consumer Staples 7,954,845 1.3
Energy 17,956,963 3.0
Financials 139,854,369 23.3
Health Care 35,214,080 5.8
Industrials 111,859,555 18.6
Information Technology 78,431,294 13.0
Materials 57,186,359 9.5
Real Estate 5,897,102 1.0
Utilities 10,486,161 1.7
Short-Term Investments 25,698, 381 4.3
Securities Lending Collateral 3,529,683 0.6
Total Investments In Securities
At Value 599,002,068 99.6
Other Assets in Excess of
Liabilities (f) 2,202,881 0.4
Net Assets
$ 601,204,949 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $17,565,043, which represents approximately 2.92% of net assets of the fund.
(b) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$3,364,513.
(c) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of September 30, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 214 12/2021 USD $ 24,256,900 $ (1,037,160)
$ (1,037,160)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 2,374,432 $ 2,374,432

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.3%
Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.
460,472 40,061,064
Expeditors International of
Washington, Inc. 407,544 48,550,717
United Parcel Service, Inc., Class
B 11,795 2,147,869
90,759,650
Banks - 3.0%
Bank of Hawaii Corp.
24,291 1,995,991
Commerce Bancshares, Inc.
36,928 2,573,143
Cullen/Frost Bankers, Inc.
14,776 1,752,729
East West Bancorp, Inc.
275,308 21,347,382
First Citizens BancShares , Inc.,
Class A 3,251 2,741,146
First Hawaiian, Inc.
100,858 2,960,182
JPMorgan Chase & Co.
251,958 41,243,005
Popular, Inc.
23,392 1,816,857
Prosperity Bancshares, Inc.
31,798 2,261,792
SVB Financial Group *
132,112 85,460,610
Western Alliance Bancorp
58,080 6,320,266
170,473,103
Beverages - 3.2%
Brown-Forman Corp., Class B
28,757 1,927,007
Coca-Cola Co. (The)
1,051,532 55,173,884
Monster Beverage Corp. *
526,090 46,732,575
PepsiCo, Inc.
529,535 79,647,359
183,480,825
Biotechnology - 2.8%
AbbVie, Inc.
29,913 3,226,715
Amgen, Inc.
173,042 36,797,381
Biogen, Inc. *
116,608 32,998,898
Horizon Therapeutics plc *
31,970 3,501,994
Moderna , Inc. *
101,795 39,176,824
Regeneron Pharmaceuticals, Inc. *
55,370 33,508,817
Seagen , Inc. *
17,410 2,956,218
United Therapeutics Corp. *
27,806 5,132,431
Vertex Pharmaceuticals, Inc. *
11,076 2,009,076
159,308,354
Capital Markets - 3.9%
BlackRock, Inc.
90,932 76,261,031
CME Group, Inc.
143,628 27,774,783
Intercontinental Exchange, Inc.
287,999 33,068,045
Northern Trust Corp.
19,462 2,098,198
S&P Global, Inc.
104,478 44,391,657
SEI Investments Co.
28,634 1,697,996
T. Rowe Price Group, Inc.
190,058 37,384,409
222,676,119
Chemicals - 2.9%
Air Products and Chemicals, Inc.
114,815 29,405,269
Corteva , Inc.
233,910 9,842,933
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.9% (continued)
Ecolab, Inc.
154,093 32,146,882
Linde plc (United Kingdom)
93,616 27,465,062
NewMarket Corp.
6,387 2,163,724
PPG Industries, Inc.
121,179 17,329,809
Sherwin-Williams Co. (The)
168,630 47,170,870
165,524,549
Commercial Services & Supplies - 1.6%
Cintas Corp.
43,038 16,382,845
Copart , Inc. *
38,099 5,285,093
Republic Services, Inc.
199,929 24,003,476
Rollins, Inc.
180,676 6,383,283
Waste Management, Inc.
272,924 40,763,929
92,818,626
Communications Equipment - 0.2%
Cisco Systems, Inc.
197,652 10,758,198
Ubiquiti, Inc.
10,244 3,059,576
13,817,774
Consumer Finance - 0.2%
Capital One Financial Corp.
44,497 7,207,179
Credit Acceptance Corp. *(a)
6,721 3,933,801
11,140,980
Containers & Packaging - 0.0% (b)
AptarGroup, Inc. 20,164 2,406,573
Distributors - 0.1%
Pool Corp. 7,011 3,045,649
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc. 1,308,615 70,678,296
Electric Utilities - 3.1%
Alliant Energy Corp.
64,297 3,599,346
American Electric Power Co., Inc.
91,812 7,453,298
Duke Energy Corp.
469,097 45,779,176
Evergy , Inc.
39,221 2,439,546
Eversource Energy
20,643 1,687,772
Exelon Corp.
40,444 1,955,063
IDACORP, Inc.
64,492 6,667,183
NextEra Energy, Inc.
1,031,449 80,989,375
OGE Energy Corp.
47,407 1,562,535
Pinnacle West Capital Corp.
53,030 3,837,251
Xcel Energy, Inc.
318,018 19,876,125
175,846,670
Electrical Equipment - 0.5%
Eaton Corp. plc
30,731 4,588,445
Emerson Electric Co.
24,265 2,285,763
Hubbell, Inc.
10,449 1,887,821
Rockwell Automation, Inc.
59,943 17,625,640
26,387,669

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
145,780 10,675,469
Cognex Corp.
201,251 16,144,355
Littelfuse , Inc.
9,392 2,566,552
National Instruments Corp.
41,890 1,643,345
31,029,721
Entertainment - 0.6%
Electronic Arts, Inc.
33,731 4,798,235
Netflix, Inc. *
43,080 26,293,447
Spotify Technology SA *
11,489 2,588,931
33,680,613
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage 115,175 34,218,492
Food & Staples Retailing - 4.0%
Casey's General Stores, Inc.
84,985 16,015,423
Costco Wholesale Corp.
192,477 86,489,540
Kroger Co. (The)
1,062,131 42,941,957
Walmart, Inc.
575,161 80,165,940
225,612,860
Food Products - 4.0%
Archer-Daniels-Midland Co.
49,290 2,957,893
Flowers Foods, Inc.
457,885 10,819,823
General Mills, Inc.
297,698 17,808,294
Hershey Co. (The)
370,908 62,776,179
Hormel Foods Corp.
829,873 34,024,793
Ingredion, Inc.
31,009 2,760,111
J M Smucker Co. (The)
146,269 17,556,668
Kellogg Co.
157,507 10,067,847
McCormick & Co., Inc.
(Non-Voting) 225,018 18,233,209
Mondelez International, Inc., Class
A 672,635 39,133,904
Pilgrim's Pride Corp. *
68,692 1,997,563
Tyson Foods, Inc., Class A
145,842 11,512,768
229,649,052
Gas Utilities - 0.1%
Atmos Energy Corp.
38,449 3,391,202
UGI Corp.
41,669 1,775,933
5,167,135
Health Care Equipment & Supplies - 6.7%
Abbott Laboratories
463,274 54,726,558
ABIOMED, Inc. *
75,215 24,483,987
Align Technology, Inc. *
25,808 17,173,417
Becton Dickinson and Co.
9,281 2,281,455
Cooper Cos., Inc. (The)
33,784 13,963,265
Danaher Corp.
181,447 55,239,725
Edwards Lifesciences Corp. *
452,812 51,262,847
IDEXX Laboratories, Inc. *
9,505 5,911,159
Intuitive Surgical, Inc. *
79,607 79,141,299
Masimo Corp. *
40,742 11,029,267
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 6.7% (continued)
Medtronic plc
113,683 14,250,164
ResMed , Inc.
60,036 15,822,488
Stryker Corp.
70,579 18,613,094
West Pharmaceutical Services, Inc.
40,400 17,151,416
381,050,141
Health Care Providers & Services - 1.5%
Anthem, Inc.
10,042 3,743,658
Chemed Corp.
19,755 9,188,446
Henry Schein, Inc. *
45,500 3,465,280
Premier, Inc., Class A
58,165 2,254,475
Quest Diagnostics, Inc.
91,313 13,268,692
UnitedHealth Group, Inc.
137,321 53,656,807
85,577,358
Health Care Technology - 0.2%
Cerner Corp. 169,812 11,975,142
Hotels, Restaurants & Leisure - 0.0% (b)
Booking Holdings, Inc. * 781 1,853,992
Household Durables - 0.2%
Garmin Ltd. 75,680 11,765,213
Household Products - 4.1%
Church & Dwight Co., Inc.
248,880 20,550,021
Clorox Co. (The)
268,608 44,484,171
Colgate-Palmolive Co.
917,958 69,379,266
Kimberly-Clark Corp.
99,381 13,162,020
Procter & Gamble Co. (The)
595,850 83,299,830
230,875,308
Industrial Conglomerates - 1.2%
3M Co.
211,414 37,086,244
Honeywell International, Inc.
127,725 27,113,463
Roper Technologies, Inc.
4,828 2,153,916
66,353,623
Insurance - 3.8%
Alleghany Corp. *
3,330 2,079,285
Allstate Corp. (The)
240,269 30,588,646
Aon plc, Class A
118,512 33,867,174
Arthur J Gallagher & Co.
96,160 14,294,184
Assurant, Inc.
58,831 9,280,590
Brown & Brown, Inc.
75,396 4,180,708
Chubb Ltd.
69,000 11,970,120
CNA Financial Corp.
49,390 2,072,404
Erie Indemnity Co., Class A
25,164 4,489,761
Everest Re Group Ltd.
27,769 6,963,910
Hanover Insurance Group, Inc.
(The) 19,111 2,477,168
Markel Corp. *
2,100 2,509,773
Marsh & McLennan Cos., Inc.
189,064 28,629,962
Mercury General Corp.
36,788 2,047,988
Progressive Corp. (The)
403,005 36,427,622
RenaissanceRe Holdings Ltd.
11,737 1,636,138
Travelers Cos., Inc. (The)
107,380 16,322,834

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Insurance - 3.8% (continued)
W R Berkley Corp.
39,421 2,884,829
White Mountains Insurance Group
Ltd. 3,733 3,992,854
216,715,950
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A *
31,215 83,453,927
Facebook, Inc., Class A *
236,673 80,324,449
163,778,376
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. * 25,526 83,853,931
IT Services - 6.3%
Accenture plc, Class A
265,943 85,080,484
Akamai Technologies, Inc. *
105,026 10,984,669
Amdocs Ltd.
50,280 3,806,699
Automatic Data Processing, Inc.
118,089 23,608,353
Broadridge Financial Solutions, Inc.
13,087 2,180,818
EPAM Systems, Inc. *
31,704 18,086,498
Jack Henry & Associates, Inc.
28,136 4,615,992
Mastercard , Inc., Class A
147,151 51,161,460
Paychex, Inc.
143,944 16,186,503
PayPal Holdings, Inc. *
188,292 48,995,461
VeriSign, Inc. *
44,991 9,223,605
Visa, Inc., Class A
362,977 80,853,127
354,783,669
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.
138,944 21,887,848
Bio-Rad Laboratories, Inc., Class
A * 2,807 2,093,882
Bio- Techne Corp.
24,584 11,912,669
Charles River Laboratories
International, Inc. * 19,595 8,086,269
Illumina, Inc. *
62,302 25,270,314
Mettler -Toledo International, Inc. *
26,122 35,979,398
QIAGEN NV *
65,417 3,380,751
Thermo Fisher Scientific, Inc.
100,213 57,254,693
Waters Corp. *
18,651 6,664,002
172,529,826
Machinery - 1.9%
Caterpillar, Inc.
92,711 17,797,731
Cummins, Inc.
80,173 18,003,649
Donaldson Co., Inc.
31,947 1,834,077
Dover Corp.
16,880 2,624,840
Fortive Corp.
27,067 1,910,118
IDEX Corp.
29,273 6,058,047
Illinois Tool Works, Inc.
267,122 55,195,419
Lincoln Electric Holdings, Inc.
19,883 2,560,732
Toro Co. (The)
31,020 3,021,658
109,006,271
INVESTMENTS SHARES VALUE ($)
Media - 0.1%
Cable One, Inc.
1,135 2,057,902
John Wiley & Sons, Inc., Class A
18,697 976,170
New York Times Co. (The), Class A
78,773 3,881,146
6,915,218
Metals & Mining - 0.6%
Newmont Corp.
570,909 31,000,359
Royal Gold, Inc.
36,999 3,533,034
34,533,393
Multiline Retail - 1.5%
Dollar General Corp.
36,221 7,683,923
Target Corp.
328,761 75,210,654
82,894,577
Multi-Utilities - 1.8%
Ameren Corp.
240,894 19,512,414
CMS Energy Corp.
44,983 2,686,835
Consolidated Edison, Inc.
354,001 25,696,933
Dominion Energy, Inc.
22,108 1,614,326
DTE Energy Co.
95,657 10,685,843
MDU Resources Group, Inc.
76,093 2,257,679
Public Service Enterprise Group,
Inc. 202,067 12,305,880
Sempra Energy
12,921 1,634,507
WEC Energy Group, Inc.
275,219 24,274,316
100,668,733
Personal Products - 1.4%
Estee Lauder Cos., Inc. (The),
Class A 263,011 78,884,889
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.
37,446 2,215,680
Eli Lilly & Co.
280,018 64,698,159
Johnson & Johnson
483,046 78,011,929
Merck & Co., Inc.
260,959 19,600,630
Pfizer, Inc.
312,131 13,424,754
Zoetis, Inc.
218,092 42,340,381
220,291,533
Professional Services - 0.6%
CoStar Group, Inc. *
227,850 19,608,771
FTI Consulting, Inc. *
19,091 2,571,558
Robert Half International, Inc.
40,535 4,066,876
Verisk Analytics, Inc.
32,852 6,579,270
32,826,475
Road & Rail - 2.1%
JB Hunt Transport Services, Inc.
91,560 15,310,663
Landstar System, Inc.
125,621 19,825,506
Old Dominion Freight Line, Inc.
261,574 74,804,933
Union Pacific Corp.
36,731 7,199,643
117,140,745

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.
25,044 4,194,369
Broadcom, Inc.
32,808 15,909,583
Intel Corp.
122,296 6,515,931
Lam Research Corp.
19,572 11,139,404
Monolithic Power Systems, Inc.
15,625 7,573,125
NVIDIA Corp.
278,236 57,639,370
Skyworks Solutions, Inc.
74,010 12,195,368
Texas Instruments, Inc.
411,294 79,054,820
194,221,970
Software - 5.4%
Adobe, Inc. *
124,061 71,424,399
ANSYS, Inc. *
46,957 15,986,511
Cadence Design Systems, Inc. *
142,727 21,614,577
Dolby Laboratories, Inc., Class A
44,313 3,899,544
Intuit, Inc.
159,387 85,990,880
Manhattan Associates, Inc. *
33,515 5,128,800
Microsoft Corp.
294,553 83,040,382
Oracle Corp.
61,492 5,357,798
Pegasystems , Inc.
13,785 1,752,074
salesforce.com, Inc. *
19,828 5,377,750
Synopsys, Inc. *
16,359 4,898,048
Zoom Video Communications, Inc.,
Class A * 6,703 1,752,834
306,223,597
Specialty Retail - 2.6%
AutoZone, Inc. *
3,226 5,477,716
Best Buy Co., Inc.
189,656 20,048,536
Home Depot, Inc. (The)
212,466 69,744,089
Lowe's Cos., Inc.
187,349 38,005,618
Williams-Sonoma, Inc.
80,358 14,249,884
147,525,843
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. 576,474 81,571,071
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica , Inc. *
90,544 36,643,157
NIKE, Inc., Class B
331,073 48,081,732
84,724,889
Tobacco - 0.8%
Altria Group, Inc.
433,411 19,728,869
Philip Morris International, Inc.
274,627 26,031,893
45,760,762
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 4,171,482
WW Grainger, Inc.
17,520 6,886,411
11,057,893
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 9,924,170
Essential Utilities, Inc.
59,677 2,749,916
12,674,086
Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc. * 592,643 75,716,070
TOTAL COMMON STOCKS
(Cost $3,284,500,622) 5,471,473,254
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment
Fund, 0.01% (c)(d)
(Cost $202,731,623) 202,812,748 202,731,623
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (c)(e) 1,545,025 1,545,025
Limited Purpose Cash Investment
Fund 0.01% (c)(d)(e) 1,521,751 1,521,142
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,066,776) 3,066,167
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $3,490,299,021) 5,677,271,044
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% (b)(f) 2,661,469
NET ASSETS - 100.0% 5,679,932,513
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 350,768,574 6.2%
Consumer Discretionary 415,664,093 7.3
Consumer Staples 994,263,695 17.5
Financials 621,006,153 10.9
Health Care 1,030,732,354 18.1
Industrials 546,350,952 9.6
Information Technology 981,647,802 17.3
Materials 202,464,515 3.6
Real Estate 34,218,493 0.6
Utilities 294,356,623 5.2
Short-Term Investments 202,731,623 3.6
Securities Lending Collateral 3,066,167 0.1
Total Investments In Securities
At Value 5,677,271,044 100.0
Other Assets in Excess of
Liabilities (f) 2,661,469 0.0(b)
Net Assets
$ 5,679,932,513 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$3,009,000.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) For the period ended September 30, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are United States companies, unless noted otherwise in parentheses.
Affiliate
Value
At
9/30/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2021
Shares
Held At
9/30/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 3.6%
INVESTMENT COMPANIES - 3.6%
Limited Purpose
Cash Investment
Fund,
0.01% ^(a)
(Cost $202,731,623) $265,863,029 $3,032,319,736 $(3,095,421,751) $(65,115) $35,724 $202,731,623 202,812,748 $44,253 $29,246
SECURITIES LENDING COLLATERAL - 0.1%
Limited Purpose
Cash Investment
Fund,
0.01% ^(a)(b)
(Cost $1,521,751) $10,416,705 $917,177 $(9,812,650) $(1,565) $1,475 $1,521,142 1,521,751 $– $–
TOTAL $(66,680) $37,199 $204,252,765 $44,253 $29,246
^    No longer affiliated as of September 30, 2021.
(a) Represents 7-day effective yield as of September 30, 2021.
(b) Securities lending income and capital gain distributions from affiliated issuers amounted to $16,726 and $893, respectively, for the year ended September 30, 2021.
All securities are Level 1 with respect to ASC 820 (See Note 5).
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 731 12/2021 USD $ 157,082,763 $ (6,780,124)
$ (6,780,124)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 14,126,303 $ 14,126,303

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Australia - 8.2%
Aristocrat Leisure Ltd. 6,750 224,482
AusNet Services Ltd. 348,086 630,057
BlueScope Steel Ltd. 25,125 364,051
Brambles Ltd. 12,956 99,625
Cochlear Ltd. 6,115 956,769
CSL Ltd. 13,775 2,878,028
Evolution Mining Ltd. 135,300 342,109
Fortescue Metals Group Ltd. 54,510 580,642
Newcrest Mining Ltd. 32,238 534,433
REA Group Ltd. 16,994 1,914,048
Rio Tinto plc 5,572 365,256
Sonic Healthcare Ltd. 66,882 1,932,836
South32 Ltd. 133,924 332,337
Telstra Corp. Ltd. 1,159,658 3,249,477
Treasury Wine Estates Ltd. 192,314 1,695,822
Washington H Soul Pattinson & Co.
Ltd. (a) 26,419 734,211
Wesfarmers Ltd. 60,380 2,401,519
Woolworths Group Ltd. 101,929 2,863,009
22,098,711
—
Austria - 0.2%
Mondi plc 24,674 604,661
Belgium - 1.0%
Ageas SA/NV 4,538 224,724
Etablissements Franz Colruyt NV 23,615 1,204,650
Groupe Bruxelles Lambert SA 6,816 749,731
Proximus SADP 17,730 351,843
UCB SA 1,727 193,385
2,724,333
—
Brazil - 0.7%
Wheaton Precious Metals Corp. (1) 29,207 1,099,471
Yara International ASA 15,382 761,967
1,861,438
—
Canada - 11.5%
Agnico Eagle Mines Ltd. (1) 1,457 75,588
Algonquin Power & Utilities Corp.
(1) 8,358 122,539
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 1,183,991
Atco Ltd., Class I (1) 5,393 172,997
Bank of Montreal (1) 1,972 196,873
Bank of Nova Scotia (The) (1) 11,152 686,412
BCE, Inc. (1) 62,251 3,118,447
Canadian Imperial Bank of
Commerce (1) 19,115 2,127,913
Canadian National Railway Co. (1) 8,138 943,073
Canadian Pacific Railway Ltd. (1) 12,615 823,770
Canadian Utilities Ltd., Class A (1) 21,854 588,881
CGI, Inc. (1)* 10,547 895,904
Constellation Software, Inc. (1) 965 1,580,921
Emera , Inc. (1) 14,915 675,450
Fortis, Inc. (1) 36,326 1,611,525
Franco-Nevada Corp. (1) 13,943 1,811,401
George Weston Ltd. (1) 1,315 141,841
Hydro One Ltd. (1)(b) 106,210 2,510,600
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Intact Financial Corp. (1) 11,764 1,555,530
Loblaw Cos. Ltd. (1) 54,756 3,757,611
Magna International, Inc. (1) 10,855 816,910
Manulife Financial Corp. (1) 6,431 123,786
Metro, Inc. (1) 32,581 1,592,009
Rogers Communications, Inc.,
Class B (1) 10,711 500,202
Royal Bank of Canada (1) 12,411 1,234,927
Saputo, Inc. (1) 19,303 490,881
Sun Life Financial, Inc. (1) 4,802 247,190
Thomson Reuters Corp. (1) 5,469 604,716
Toromont Industries Ltd. (1) 2,069 172,711
Toronto-Dominion Bank (The) (1) 14,183 938,927
31,303,526
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 330,000 994,428
Chow Tai Fook Jewellery Group
Ltd. 488,800 929,595
Wilmar International Ltd. 290,100 896,235
2,820,258
—
Denmark - 3.9%
Carlsberg A/S, Class B 1,027 167,548
Coloplast A/S, Class B 16,045 2,508,838
DSV A/S 1,792 428,940
Genmab A/S * 3,209 1,402,082
Novo Nordisk A/S, Class B 40,596 3,913,032
Novozymes A/S, Class B 14,044 962,734
Orsted A/S (b) 5,278 695,718
Pandora A/S 3,271 397,098
10,475,990
—
Finland - 2.0%
Elisa OYJ 13,266 824,268
Fortum OYJ 8,088 245,601
Kesko OYJ, Class B 2,402 82,853
Kone OYJ, Class B 15,949 1,120,391
Neste OYJ 21,566 1,216,590
Nokia OYJ * 79,412 437,981
Orion OYJ, Class B 31,477 1,246,200
UPM- Kymmene OYJ 10,003 354,048
5,527,932
—
France - 5.5%
Air Liquide SA 7,557 1,210,330
AXA SA 2,978 82,530
BioMerieux 926 105,367
Bouygues SA 5,251 217,220
Cie Generale des Etablissements
Michelin SCA 679 104,118
Danone SA 9,242 630,101
Dassault Systemes SE 23,300 1,226,175
Electricite de France SA 40,913 514,119
Engie SA 45,243 591,923
Hermes International 1,908 2,632,533
Ipsen SA 4,087 389,450
La Francaise des Jeux SAEM (b) 13,490 693,618
L'Oreal SA 8,687 3,594,717
Pernod Ricard SA 3,085 680,129

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
France - 5.5% (continued)
Remy Cointreau SA 3,386 656,964
Sanofi 6,859 660,275
Sartorius Stedim Biotech 800 447,044
Teleperformance 320 125,867
Vivendi SE 5,853 73,689
Worldline SA *(b) 3,261 248,573
14,884,742
—
Germany - 4.6%
Allianz SE (Registered) 1,588 355,785
Beiersdorf AG 20,602 2,222,959
Carl Zeiss Meditec AG 2,018 386,552
Evonik Industries AG 4,769 149,543
Fresenius Medical Care AG & Co.
KGaA 15,082 1,057,917
FUCHS PETROLUB SE
(Preference) 12,997 608,526
Hannover Rueck SE 1,051 183,022
HelloFresh SE * 1,567 144,426
Henkel AG & Co. KGaA
(Preference) 12,741 1,178,652
Infineon Technologies AG 6,057 247,720
Merck KGaA 1,663 359,939
SAP SE 12,082 1,633,839
Scout24 AG (b) 1,507 104,668
Siemens Healthineers AG (b) 18,124 1,175,441
Symrise AG 4,892 641,200
Telefonica Deutschland Holding AG 343,791 978,850
Uniper SE 22,257 926,550
12,355,589
—
Hong Kong - 3.8%
CLP Holdings Ltd. 249,500 2,402,293
Hang Seng Bank Ltd. 15,900 272,348
HK Electric Investments & HK
Electric Investments Ltd. (c) 1,616,000 1,604,655
HKT Trust & HKT Ltd. 77,000 105,283
Hong Kong & China Gas Co. Ltd. 1,169,487 1,766,972
MTR Corp. Ltd. 149,500 804,597
Power Assets Holdings Ltd. 556,500 3,262,256
10,218,404
—
Italy - 1.1%
Assicurazioni Generali SpA 13,836 293,035
Davide Campari-Milano NV 6,211 87,247
DiaSorin SpA 9,203 1,927,215
Enel SpA 84,730 650,321
2,957,818
—
Japan - 26.2%
ABC-Mart, Inc. 9,900 556,112
Ajinomoto Co., Inc. 16,800 496,437
Asahi Group Holdings Ltd. 3,700 178,545
Astellas Pharma, Inc. 91,100 1,499,420
Bandai Namco Holdings, Inc. 13,200 992,346
Bridgestone Corp. 17,600 832,677
Calbee , Inc. 2,600 63,274
Canon, Inc. 42,400 1,037,446
Capcom Co. Ltd. 20,900 580,730
Casio Computer Co. Ltd. 4,800 79,469
INVESTMENTS SHARES VALUE ($)
Japan - 26.2% (continued)
Chiba Bank Ltd. (The) 15,300 99,147
Chugai Pharmaceutical Co. Ltd. 23,400 856,297
Cosmos Pharmaceutical Corp. 6,100 1,035,977
CyberAgent , Inc. 5,500 106,109
Disco Corp. 1,600 448,140
Eisai Co. Ltd. 5,600 419,482
Fast Retailing Co. Ltd. 200 147,503
FUJIFILM Holdings Corp. 20,000 1,726,995
Fujitsu Ltd. 3,800 686,701
Hakuhodo DY Holdings, Inc. 16,400 282,227
Hamamatsu Photonics KK 10,300 637,145
Hino Motors Ltd. 8,700 80,787
Hitachi Metals Ltd. * 7,400 142,904
Hoya Corp. 18,700 2,917,552
Iida Group Holdings Co. Ltd. 3,700 95,170
ITOCHU Corp. 22,500 655,335
Japan Post Bank Co. Ltd. 154,200 1,322,649
Japan Tobacco, Inc. 79,800 1,563,622
Kakaku.com, Inc. 19,900 642,632
Kansai Paint Co. Ltd. 12,200 302,642
Kao Corp. 6,000 357,082
KDDI Corp. 100,100 3,295,603
Keyence Corp. 2,200 1,313,116
Kikkoman Corp. 12,500 1,017,159
Kirin Holdings Co. Ltd. 8,900 165,183
Kobayashi Pharmaceutical Co. Ltd. 5,700 451,912
Koei Tecmo Holdings Co. Ltd. 12,100 574,354
Koito Manufacturing Co. Ltd. 2,100 126,280
Kose Corp. 1,800 215,272
Kubota Corp. 8,500 180,902
Kyocera Corp. 10,900 681,373
Kyowa Kirin Co. Ltd. 51,800 1,867,403
Lawson, Inc. 1,600 78,596
Lion Corp. 10,700 173,065
Makita Corp. 2,200 120,962
McDonald's Holdings Co. Japan
Ltd. 9,900 467,066
Medipal Holdings Corp. 81,700 1,537,603
MEIJI Holdings Co. Ltd. 6,400 413,776
MISUMI Group, Inc. 2,400 102,118
Mitsubishi Electric Corp. 10,200 141,755
Mitsui & Co. Ltd. 7,900 172,749
Murata Manufacturing Co. Ltd. 1,500 132,679
Nexon Co. Ltd. 57,100 916,486
NH Foods Ltd. 3,500 132,175
Nintendo Co. Ltd. 2,300 1,099,131
Nippon Telegraph & Telephone
Corp. 101,900 2,823,564
Nissan Chemical Corp. 5,200 304,129
Nisshin Seifun Group, Inc. 16,900 280,045
Nissin Foods Holdings Co. Ltd. 7,100 569,737
Nitori Holdings Co. Ltd. 4,900 965,652
Nitto Denko Corp. 11,100 790,171
Nomura Research Institute Ltd. 27,461 1,009,376
Obic Co. Ltd. 3,700 703,585
Omron Corp. 12,600 1,246,803
Ono Pharmaceutical Co. Ltd. 5,900 134,542
Oracle Corp. Japan 5,800 509,508
Osaka Gas Co. Ltd. 72,000 1,315,661
Otsuka Corp. 12,900 663,354

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Japan - 26.2% (continued)
Otsuka Holdings Co. Ltd. 13,800 590,125
PeptiDream , Inc. * 2,300 75,082
Pola Orbis Holdings, Inc. 24,300 559,332
Recruit Holdings Co. Ltd. 13,300 812,974
Renesas Electronics Corp. * 72,700 894,745
Rinnai Corp. 11,800 1,295,536
Ryohin Keikaku Co. Ltd. 7,000 155,702
SCSK Corp. 4,200 88,833
Secom Co. Ltd. 7,800 564,159
Seven & i Holdings Co. Ltd. 31,600 1,438,572
Shin-Etsu Chemical Co. Ltd. 600 101,261
Shionogi & Co. Ltd. 14,300 978,540
Shizuoka Bank Ltd. (The) 124,400 1,022,093
SMC Corp. 500 311,955
SoftBank Corp. 154,200 2,091,692
Square Enix Holdings Co. Ltd. 10,800 577,214
Sumitomo Dainippon Pharma Co.
Ltd. 7,400 132,268
Suntory Beverage & Food Ltd. 51,100 2,118,369
Suzuki Motor Corp. 1,800 80,422
Sysmex Corp. 10,700 1,329,032
Taisho Pharmaceutical Holdings
Co. Ltd. 4,900 285,615
TIS, Inc. 29,700 810,635
Toho Gas Co. Ltd. 10,200 443,638
Tokyo Electron Ltd. 400 176,712
Tokyo Gas Co. Ltd. 5,000 93,036
Toyo Suisan Kaisha Ltd. 38,200 1,691,487
Toyota Motor Corp. 19,000 338,530
Trend Micro, Inc. 9,200 512,331
Tsuruha Holdings, Inc. 3,800 468,624
Unicharm Corp. 31,500 1,395,828
USS Co. Ltd. 24,500 417,047
Yakult Honsha Co. Ltd. 20,300 1,027,607
Yamada Holdings Co. Ltd. 72,900 306,149
70,720,544
—
Luxembourg - 0.1%
Eurofins Scientific SE 2,861 367,328
Netherlands - 2.2%
Adyen NV *(b) 338 944,833
Akzo Nobel NV 3,253 355,438
ASML Holding NV 2,274 1,698,810
Koninklijke Ahold Delhaize NV 41,543 1,383,305
Randstad NV 9,566 644,051
Universal Music Group NV (1)* 5,853 156,716
Wolters Kluwer NV 6,389 677,212
5,860,365
—
Norway - 1.5%
Gjensidige Forsikring ASA 32,786 726,149
Mowi ASA 23,298 591,928
Norsk Hydro ASA 35,780 267,062
Orkla ASA 138,354 1,269,840
Telenor ASA 68,402 1,151,342
4,006,321
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 23,093 460,364
INVESTMENTS SHARES VALUE ($)
Russia - 0.3%
Coca-Cola HBC AG * 28,120 906,144
Singapore - 3.1%
DBS Group Holdings Ltd. 76,300 1,690,703
Genting Singapore Ltd. 440,800 232,412
Oversea-Chinese Banking Corp.
Ltd. 313,200 2,637,374
Singapore Technologies
Engineering Ltd. 75,400 210,475
Singapore Telecommunications Ltd. 504,500 908,235
United Overseas Bank Ltd. 117,300 2,219,032
Venture Corp. Ltd. 47,200 620,382
8,518,613
—
Spain - 0.8%
Endesa SA 11,031 222,468
Iberdrola SA 72,838 732,782
Red Electrica Corp. SA 54,683 1,097,066
2,052,316
—
Sweden - 3.3%
Atlas Copco AB, Class A 8,423 508,628
Boliden AB * 3,375 108,069
Essity AB, Class B 57,317 1,777,629
ICA Gruppen AB 8,828 405,025
Industrivarden AB, Class A 30,809 984,247
Investor AB, Class B 91,004 1,956,985
L E Lundbergforetagen AB, Class B 13,052 716,270
Securitas AB, Class B 28,881 457,117
Svenska Cellulosa AB SCA, Class
B 9,174 142,179
Swedish Match AB 104,080 911,401
Tele2 AB, Class B 22,824 337,949
Telia Co. AB 91,481 376,328
Volvo AB, Class B 17,019 379,975
9,061,802
—
Switzerland - 6.9%
Barry Callebaut AG (Registered) 152 344,745
Chocoladefabriken Lindt &
Spruengli AG 93 1,039,820
EMS- Chemie Holding AG
(Registered) 677 639,645
Geberit AG (Registered) 569 417,761
Givaudan SA (Registered) 31 141,332
Kuehne + Nagel International AG
(Registered) 4,123 1,407,597
Lonza Group AG (Registered) 588 441,065
Nestle SA (Registered) 30,134 3,630,847
Novartis AG (Registered) 10,651 873,374
Partners Group Holding AG 671 1,047,189
Roche Holding AG 6,493 2,369,750
Schindler Holding AG 2,397 643,522
SGS SA (Registered) 161 468,645
Sika AG (Registered) (a) 1,671 528,325
Sonova Holding AG (Registered) 3,148 1,189,655
Straumann Holding AG
(Registered) 322 577,495
Swisscom AG (Registered) 4,852 2,792,234

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.9% (continued)
Zurich Insurance Group AG 603 246,579
18,799,580
—
United Kingdom - 6.7%
Admiral Group plc 43,723 1,826,899
Ashtead Group plc 2,439 184,372
Associated British Foods plc 4,968 123,667
AstraZeneca plc 12,923 1,557,451
Auto Trader Group plc (b) 192,799 1,520,452
Aviva plc 105,018 556,582
British American Tobacco plc 9,648 337,241
Croda International plc 991 113,546
Diageo plc 41,987 2,032,801
Direct Line Insurance Group plc 341,810 1,333,767
GlaxoSmithKline plc 17,766 335,301
Halma plc 12,825 489,191
Intertek Group plc 1,716 114,744
J Sainsbury plc 230,061 881,774
Kingfisher plc 115,906 523,185
National Grid plc 71,175 848,101
Next plc 5,272 579,925
Persimmon plc 19,831 709,255
Reckitt Benckiser Group plc 18,546 1,456,978
Sage Group plc (The) 125,322 1,193,273
Smith & Nephew plc 27,031 465,686
Tesco plc 69,105 235,346
Unilever plc 11,413 617,881
18,037,418
—
United States - 0.3%
Ferguson plc 3,146 436,734
QIAGEN NV * 9,673 501,859
938,593
—
TOTAL COMMON STOCKS
(Cost $204,798,638) 257,562,790
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)
(Cost $11,151,177) 11,155,639 11,151,177
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.01%
(1)(d)(e) 605,375 605,375
Limited Purpose Cash Investment
Fund 0.01% (1)(d)(e) 596,256 596,018
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,201,631) 1,201,393
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $217,151,446) 269,915,360
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (f) 1,133,825
NET ASSETS - 100.0% 271,049,185
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,453,773 11.6%
Consumer Discretionary 17,244,740 6.4
Consumer Staples 57,425,631 21.2
Energy 1,950,800 0.7
Financials 28,652,828 10.6
Health Care 42,842,290 15.8
Industrials 15,035,439 5.5
Information Technology 24,497,079 9.0
Materials 14,735,000 5.5
Utilities 23,725,210 8.8
Short-Term Investments 11,151,177 4.1
Securities Lending Collateral 1,201,393 0.4
Total Investments In Securities
At Value 269,915,360 99.6
Other Assets in Excess of
Liabilities (f ) 1,133,825 0.4
Net Assets
$ 271,049,185 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$1,145,171.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $7,893,903, which represents approximately 2.91% of net assets of the fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $1,604,655 or 0.59% of net assets.
(d) Represents 7-day effective yield as of September 30, 2021.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
September 30, 2021
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 104 12/2021 USD $ 11,788,400 $ (509,545)
$ (509,545)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,160,279 $ 1,160,279

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.0%
Australia - 3.5%
ASX Ltd. (2) 891 51,443
Aurizon Holdings Ltd. (2) 250,511 678,244
BHP Group Ltd. (2) 14,837 396,265
BHP Group plc (2) 91,879 2,314,831
BlueScope Steel Ltd. (2) 35,899 520,162
Dexus , REIT (2) 14,068 108,276
Fortescue Metals Group Ltd. (2) 118,063 1,257,609
Goodman Group, REIT (2) 25,367 390,324
GPT Group (The), REIT (2) 42,925 154,612
Lendlease Corp. Ltd. (2) 2,927 22,504
Mirvac Group, REIT (2) 95,677 202,956
Newcrest Mining Ltd. (2) 4,984 82,623
Rio Tinto plc (2) 54,241 3,555,612
Scentre Group, REIT (2) 90,560 192,745
South32 Ltd. (2) 489,664 1,215,118
Stockland, REIT (2) 49,658 157,474
Suncorp Group Ltd. (2) 12,973 115,356
Vicinity Centres , REIT (2) 97,628 115,419
11,531,573
—
Austria - 0.0% (a)
Mondi plc (2) 5,437 133,239
Belgium - 0.2%
Proximus SADP (2) 29,846 592,278
Canada - 2.5%
Agnico Eagle Mines Ltd. 6,018 312,208
Barrick Gold Corp. 53,006 957,088
Canadian Tire Corp. Ltd., Class A 815 114,046
CGI, Inc. * 4,058 344,703
Great-West Lifeco , Inc. 1,345 40,926
Kinross Gold Corp. 405,135 2,171,850
Manulife Financial Corp. 20,097 386,835
Onex Corp. 14,503 1,025,263
Power Corp. of Canada 7,139 235,318
RioCan , REIT 11,451 195,642
Ritchie Bros Auctioneers, Inc. 7,174 442,697
Shopify, Inc., Class A * 76 103,159
Teck Resources Ltd., Class B 24,962 621,389
Thomson Reuters Corp. 1,658 183,328
Yamana Gold, Inc. 307,145 1,212,477
8,346,929
—
China - 0.0% (a)
Chow Tai Fook Jewellery Group
Ltd. (2) 66,600 126,659
Denmark - 0.7%
AP Moller - Maersk A/S, Class B (2) 487 1,318,353
Danske Bank A/S (2) 5,712 96,225
Pandora A/S (2) 7,501 910,619
2,325,197
—
Finland - 0.3%
Kone OYJ, Class B (2) 8,575 602,379
Orion OYJ, Class B (2) 2,228 88,208
UPM- Kymmene OYJ (2) 9,164 324,353
INVESTMENTS SHARES VALUE ($)
Finland - 0.3% (continued)
Wartsila OYJ Abp (2) 7,603 90,547
1,105,487
—
France - 3.1%
Atos SE (2) 28,910 1,535,752
BNP Paribas SA (2) 9,012 576,594
Carrefour SA (2) 163,889 2,937,128
Cie de Saint-Gobain (2) 18,387 1,237,391
CNP Assurances (2) 27,150 428,512
Electricite de France SA (2) 31,197 392,026
Ipsen SA (2) 2,260 215,356
La Francaise des Jeux SAEM (2)(b) 2,429 124,892
Orange SA (2) 105,800 1,144,213
Publicis Groupe SA (2) 12,172 817,688
SEB SA (2) 2,146 301,911
Societe Generale SA (2) 5,908 185,008
Sodexo SA (2)* 1,704 148,922
Unibail - Rodamco -Westfield, REIT
(2)* 3,473 255,615
10,301,008
—
Germany - 1.9%
Bayerische Motoren Werke AG (2) 15,458 1,468,186
Brenntag SE (2) 4,127 383,376
Commerzbank AG (2)* 19,998 132,461
Covestro AG (2)(b) 6,362 433,575
Daimler AG (Registered) (2) 3,032 267,519
Deutsche Bank AG (Registered)
(2)* 60,455 768,247
Deutsche Post AG (Registered) (2) 7,471 468,505
E.ON SE (2) 11,082 135,264
Fresenius SE & Co. KGaA (2) 1,365 65,336
HelloFresh SE (2)* 16,979 1,564,905
Porsche Automobil Holding SE
(Preference) (2) 865 85,540
Uniper SE (2) 9,935 413,590
6,186,504
—
Hong Kong - 0.3%
CK Infrastructure Holdings Ltd. (2) 2,749 15,333
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 323,783
Link, REIT (2) 18,329 156,958
WH Group Ltd. (2)(b) 654,000 465,679
961,753
—
Italy - 0.7%
Atlantia SpA (2)* 7,593 143,293
Prysmian SpA (2) 6,750 235,768
Telecom Italia SpA (2) 3,700,088 1,446,776
UniCredit SpA (2) 26,178 346,431
2,172,268
—
Japan - 5.2%
Aisin Corp. (2) 19,000 688,499
Brother Industries Ltd. (2) 32,400 712,970
Chubu Electric Power Co., Inc. (2) 20,200 238,739
Daito Trust Construction Co. Ltd.
(2) 486 57,012
Daiwa House Industry Co. Ltd. (2) 2,451 81,704

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Japan - 5.2% (continued)
Disco Corp. (2) 800 224,070
ENEOS Holdings, Inc. (2) 104,300 423,704
Hitachi Metals Ltd. (2)* 7,900 152,560
Honda Motor Co. Ltd. (2) 17,200 528,794
Hulic Co. Ltd. (2) 1,500 16,705
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 205,484
Japan Post Holdings Co. Ltd. (2)* 20,900 175,679
Japan Post Insurance Co. Ltd. (2) 16,200 293,838
Japan Real Estate Investment
Corp., REIT (2) 30 179,947
Kajima Corp. (2) 65,100 834,229
Lion Corp. (2) 6,700 108,368
Marubeni Corp. (2) 64,200 531,141
Mitsubishi Corp. (2) 8,800 276,341
Mitsubishi Estate Co. Ltd. (2) 5,764 91,779
Mitsui Fudosan Co. Ltd. (2) 4,598 109,225
Mizuho Financial Group, Inc. (2) 64,600 913,907
Nabtesco Corp. (2) 5,300 200,392
Nintendo Co. Ltd. (2) 5,600 2,676,143
Nippon Building Fund, Inc., REIT
(2) 21 136,432
Nippon Express Co. Ltd. (2) 2,200 151,515
Nippon Telegraph & Telephone
Corp. (2) 7,792 215,910
Nitto Denko Corp. (2) 2,300 163,729
Nomura Holdings, Inc. (2) 26,600 131,135
Nomura Real Estate Holdings, Inc.
(2) 1,000 25,999
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 168,395
Obayashi Corp. (2) 131,900 1,087,220
Renesas Electronics Corp. (2)* 37,900 466,449
Resona Holdings, Inc. (2) 237,100 948,404
Rohm Co. Ltd. (2) 6,000 565,816
Sekisui House Ltd. (2) 6,900 144,493
Shimizu Corp. (2) 56,000 419,180
Shinsei Bank Ltd. (2) 5,300 88,864
Subaru Corp. (2) 21,100 389,922
Sumitomo Mitsui Financial Group,
Inc. (2) 2,700 94,984
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 95,910
Taisei Corp. (2) 18,100 579,956
Tohoku Electric Power Co., Inc. (2) 11,500 84,539
Tokyo Electric Power Co. Holdings,
Inc. (2)* 253,200 720,934
Tosoh Corp. (2) 9,100 164,908
Yamada Holdings Co. Ltd. (2) 139,500 585,841
Yamato Holdings Co. Ltd. (2) 5,100 129,083
17,280,848
—
Malta - 0.0%
BGP Holdings plc (3)*(c) 96,388 –
Netherlands - 2.2%
ASML Holding NV (2) 2,917 2,179,170
ING Groep NV (2) 19,668 285,943
Koninklijke Ahold Delhaize NV (2) 117,742 3,920,589
NN Group NV (2) 10,105 529,323
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.2% (continued)
Royal Dutch Shell plc, Class B (2) 22,741 503,864
7,418,889
—
Russia - 0.5%
Evraz plc (2) 191,913 1,522,637
Singapore - 0.0% (a)
Singapore Exchange Ltd. (2) 4,067 29,774
South Africa - 0.2%
Anglo American plc (2) 17,775 622,990
Spain - 1.4%
Banco Santander SA (2) 97,211 352,134
Enagas SA (2) 73,722 1,638,408
Endesa SA (2) 64,401 1,298,808
Red Electrica Corp. SA (2) 16,022 321,438
Repsol SA (2) 49,910 651,503
Telefonica SA (2) 64,970 304,877
4,567,168
—
Sweden - 2.0%
Autoliv , Inc. 18,127 1,553,846
Electrolux AB, Series B (2) 55,504 1,282,349
Husqvarna AB, Class B (2) 40,854 488,044
Investor AB, Class B (2) 8,816 189,583
Kinnevik AB, Class B (2)* 1,380 48,513
Skanska AB, Class B (2) 7,160 179,627
Svenska Handelsbanken AB, Class
A (2) 174,233 1,951,307
Swedbank AB, Class A (2) 30,705 619,157
Telefonaktiebolaget LM Ericsson,
Class B (2) 12,011 135,567
6,447,993
—
Switzerland - 1.6%
Adecco Group AG (Registered) (2) 11,559 579,172
Holcim Ltd. (2)* 24,036 1,158,175
Logitech International SA
(Registered) (2) 1,350 120,106
Novartis AG (Registered) (2) 9,718 796,868
Roche Holding AG (2) 2,413 880,673
SGS SA (Registered) (2) 37 107,701
STMicroelectronics NV (2) 2,632 114,918
Swiss Life Holding AG (Registered)
(2) 1,546 778,979
UBS Group AG (Registered) (2) 47,078 751,441
5,288,033
—
United Kingdom - 2.5%
3i Group plc (2) 9,545 163,952
Aviva plc (2) 424,933 2,252,092
Barratt Developments plc (2) 15,225 134,586
CK Hutchison Holdings Ltd. (2) 398,500 2,658,446
Direct Line Insurance Group plc (2) 34,622 135,097
Entain plc (2)* 17,579 502,085
Imperial Brands plc (2) 7,109 148,696
Kingfisher plc (2) 217,487 981,709
M&G plc (2) 325,895 890,413
Sage Group plc (The) (2) 47,699 454,174
8,321,250
—

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
United States - 58.2%
Accenture plc, Class A 412 131,807
AES Corp. (The) 3,831 87,462
Alleghany Corp. * 2,403 1,500,457
Allegion plc 2,764 365,346
Allstate Corp. (The) 26,237 3,340,232
Ally Financial, Inc. 10,788 550,727
Alphabet, Inc., Class A * 218 582,827
Alphabet, Inc., Class C * 1,481 3,947,324
Altria Group, Inc. 23,219 1,056,929
Amazon.com, Inc. * 1,175 3,859,922
AMERCO 269 173,782
American Tower Corp., REIT 4,396 1,166,742
AmerisourceBergen Corp. 21,996 2,627,422
AMETEK, Inc. 1,964 243,556
Anthem, Inc. 7,851 2,926,853
Apple, Inc. 105,796 14,970,133
Applied Materials, Inc. 15,008 1,931,980
Arch Capital Group Ltd. * 16,903 645,357
Arrow Electronics, Inc. * 18,729 2,103,079
AutoZone, Inc. * 1,663 2,823,757
AvalonBay Communities, Inc., REIT 811 179,750
Bank of New York Mellon Corp.
(The) 22,705 1,177,027
Bath & Body Works, Inc. 23,131 1,457,947
Berkshire Hathaway, Inc., Class B * 6,896 1,882,194
Best Buy Co., Inc. 7,146 755,404
BlackRock, Inc. 612 513,260
Booz Allen Hamilton Holding Corp. 9,159 726,767
Broadcom, Inc. 3,369 1,633,729
Capital One Financial Corp. 16,598 2,688,378
Cardinal Health, Inc. 5,317 262,979
Carrier Global Corp. 3,559 184,214
CDW Corp. 5,135 934,673
Chubb Ltd. 12,278 2,129,987
Cigna Corp. 6,635 1,328,062
Cisco Systems, Inc. 78,978 4,298,773
Citigroup, Inc. 8,815 618,637
Citizens Financial Group, Inc. 5,622 264,122
Cognizant Technology Solutions
Corp., Class A 5,516 409,342
Costco Wholesale Corp. 2,398 1,077,541
Crown Castle International Corp.,
REIT 1,970 341,440
Crown Holdings, Inc. 11,042 1,112,813
Cummins, Inc. 2,957 664,024
Deere & Co. 5,668 1,899,177
Dell Technologies, Inc., Class C * 10,900 1,134,036
Digital Realty Trust, Inc., REIT 849 122,638
Dollar General Corp. 4,100 869,774
Dollar Tree, Inc. * 24,042 2,301,300
Dover Corp. 1,210 188,155
DR Horton, Inc. 6,945 583,172
DuPont de Nemours, Inc. 3,061 208,117
Eaton Corp. plc 988 147,518
Equinix , Inc., REIT 222 175,409
Equity Residential, REIT 2,048 165,724
Everest Re Group Ltd. 4,736 1,187,694
Facebook, Inc., Class A * 14,511 4,924,888
FedEx Corp. 6,898 1,512,662
Fidelity National Financial, Inc. 11,722 531,475
INVESTMENTS SHARES VALUE ($)
United States - 58.2% (continued)
Ford Motor Co. * 50,234 711,313
Garmin Ltd. 4,939 767,817
Gartner, Inc. * 318 96,634
Generac Holdings, Inc. * 4,441 1,814,903
General Dynamics Corp. 1,888 370,105
General Motors Co. * 38,042 2,005,194
Genuine Parts Co. 9,693 1,175,082
Global Payments, Inc. 5,733 903,406
Goldman Sachs Group, Inc. (The) 9,757 3,688,439
Hartford Financial Services Group,
Inc. (The) 4,364 306,571
Hologic , Inc. * 14,407 1,063,381
Humana, Inc. 587 228,431
Huntington Ingalls Industries, Inc. 1,359 262,369
Intel Corp. 84,966 4,526,988
International Business Machines
Corp. 9,863 1,370,267
Johnson & Johnson 9,714 1,568,811
JPMorgan Chase & Co. 14,159 2,317,687
KLA Corp. 6,300 2,107,413
Knight-Swift Transportation
Holdings, Inc. 17,533 896,813
Lam Research Corp. 2,699 1,536,136
Lennar Corp., Class A 16,492 1,544,971
Lennox International, Inc. 1,903 559,806
LKQ Corp. * 1,926 96,916
Lockheed Martin Corp. 5,055 1,744,481
Lowe's Cos., Inc. 12,003 2,434,929
LyondellBasell Industries NV, Class
A 956 89,721
M&T Bank Corp. 670 100,058
Markel Corp. * 1,960 2,342,455
Masco Corp. 2,812 156,207
Mastercard , Inc., Class A 2,452 852,511
McDonald's Corp. 3,118 751,781
McKesson Corp. 10,972 2,187,597
Merck & Co., Inc. 29,193 2,192,686
Microsoft Corp. 34,492 9,723,984
Mohawk Industries, Inc. * 4,831 857,019
Mosaic Co. (The) 25,446 908,931
Newmont Corp. 44,857 2,435,735
NIKE, Inc., Class B 3,062 444,694
Nordson Corp. 5,437 1,294,822
Northrop Grumman Corp. 2,246 808,897
NVIDIA Corp. 3,835 794,459
NVR, Inc. * 211 1,011,551
Old Dominion Freight Line, Inc. 1,277 365,196
Oracle Corp. 13,977 1,217,816
O'Reilly Automotive, Inc. * 4,674 2,856,094
Owens Corning 3,291 281,381
PACCAR, Inc. 12,549 990,367
Packaging Corp. of America 893 122,734
PayPal Holdings, Inc. * 4,531 1,179,012
Pfizer, Inc. 40,451 1,739,798
Philip Morris International, Inc. 4,113 389,871
Procter & Gamble Co. (The) 7,698 1,076,180
Prologis, Inc., REIT 2,980 373,781
Public Storage, REIT 2,484 737,996
PulteGroup, Inc. 56,687 2,603,067
Qorvo , Inc. * 4,672 781,112

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
United States - 58.2% (continued)
QUALCOMM, Inc. 13,591 1,752,967
Republic Services, Inc. 1,680 201,701
Sealed Air Corp. 7,350 402,707
Sensata Technologies Holding plc * 7,222 395,188
Simon Property Group, Inc., REIT 1,723 223,938
Skyworks Solutions, Inc. 8,080 1,331,422
SS&C Technologies Holdings, Inc. 2,165 150,251
Stanley Black & Decker, Inc. 2,509 439,853
State Street Corp. 5,445 461,300
Stellantis NV (2) 10,244 195,233
Stellantis NV (2) 36,378 692,315
Synopsys, Inc. * 6,881 2,060,240
Target Corp. 17,045 3,899,385
Tesla, Inc. * 1,226 950,738
Texas Instruments, Inc. 10,893 2,093,744
Thermo Fisher Scientific, Inc. 5,510 3,148,028
Tractor Supply Co. 887 179,715
Travelers Cos., Inc. (The) 6,320 960,703
Tyson Foods, Inc., Class A 13,970 1,102,792
United Parcel Service, Inc., Class B 5,366 977,149
US Bancorp 5,456 324,305
VeriSign, Inc. * 1,371 281,069
Vertex Pharmaceuticals, Inc. * 1,347 244,332
W R Berkley Corp. 10,401 761,145
Walgreens Boots Alliance, Inc. 9,151 430,555
Walmart, Inc. 33,728 4,701,009
Wells Fargo & Co. 20,482 950,570
Welltower , Inc., REIT 3,001 247,282
Westrock Co. 12,438 619,786
Whirlpool Corp. 1,553 316,595
Zebra Technologies Corp., Class
A * 333 171,635
192,062,524
—
Zambia - 0.0% (a)
First Quantum Minerals Ltd. 8,347 154,537
TOTAL COMMON STOCKS
(Cost $228,148,295) 287,499,538
SHORT-TERM INVESTMENTS - 9.5%
INVESTMENT COMPANIES - 9.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (d)(e) 7,876,270 7,876,270
Limited Purpose Cash Investment
Fund, 0.01% (d) 23,438,330 23,428,955
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,305,225) 31,305,225
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $259,453,520) 318,804,763
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5% (f) 11,489,656
NET ASSETS - 100.0% 330,294,419
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,652,926 5.0%
Consumer Discretionary 48,539,053 14.7
Consumer Staples 17,415,337 5.3
Energy 1,579,070 0.5
Financials 45,579,700 13.8
Health Care 21,564,820 6.5
Industrials 31,182,319 9.4
Information Technology 67,435,471 20.4
Materials 25,348,482 7.7
Real Estate 6,855,819 2.1
Utilities 5,346,541 1.6
Short-Term Investments 31,305,225 9.5
Total Investments In Securities
At Value 318,804,763 96.5
Other Assets in Excess of
Liabilities (f) 11,489,656 3.5
Net Assets
$ 330,294,419 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30,
2021 amounted to $1,024,146, which represents approximately
0.31% of net assets of the fund.
(c) Security fair valued using significant unobservable inputs (Level
3) as of September 30, 2021 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at September 30, 2021 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of September 30, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Level 3 security (See Note 5).

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2021 HKD 41,690,800 $ 30,352
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.49%) Monthly JPMC 12/15/2021 EUR (7,094,769) 89,339
119,691
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/17/2021 CHF 4,524,390 (189,478)
Tel Aviv Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/27/2021 ILS 1,982,486 (2,852)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 325,984 (2,899)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 JPY 552,433,561 (88,289)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.02%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 2,686,977 (212,869)
(496,387)
$ (376,696)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 10/2021 EUR $ 2,498,473 $ (79,237)
CAC 40 10 Euro Index 241 10/2021 EUR 18,195,802 (283,150)
Hang Seng Index 36 10/2021 HKD 5,670,544 40,538
MSCI Singapore Index 42 10/2021 SGD 1,093,460 (13,261)
OMXS30 Index 64 10/2021 SEK 1,647,263 (58,593)
DAX Index 1 12/2021 EUR 442,721 (11,889)
FTSE/MIB Index 31 12/2021 EUR 4,555,576 (35,497)
FTSE/MIB Index 61 12/2021 EUR 8,964,198 (87,597)
S&P 500 E-Mini Index 11 12/2021 USD 2,363,763 (88,851)
TOPIX Index 198 12/2021 JPY 36,123,726 (672,866)
(1,290,403)
Short Contracts
IBEX 35 Index (132) 10/2021 EUR (13,480,470) (112,596)
FTSE 100 Index (265) 12/2021 GBP (25,256,710) (220,435)
S&P/TSX 60 Index (35) 12/2021 CAD (6,610,374) 162,858
SPI 200 Index (49) 12/2021 AUD (6,458,781) 95,778
(74,395)
$ (1,364,798)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 19,976,752 USD 14,330,574 CITG 12/15/2021 $ 116,764
AUD 19,976,748 USD 14,330,589 JPMC 12/15/2021 116,747
CAD 1,273,875 USD 987,951 CITG 12/15/2021 17,776
CAD 1,273,874 USD 987,952 JPMC 12/15/2021 17,775
HKD 1,484,500 USD 190,654 CITG 12/15/2021 77
HKD 1,484,500 USD 190,655 JPMC 12/15/2021 76
ILS 376,937 USD 116,571 CITG 12/15/2021 428
ILS 376,936 USD 116,571 JPMC 12/15/2021 428
JPY 47,468,000 USD 425,665 CITG 12/15/2021 1,126
JPY 47,468,000 USD 425,666 JPMC 12/15/2021 1,126
NOK 66,738,500 USD 7,530,440 CITG 12/15/2021 99,312
NOK 66,738,500 USD 7,530,449 JPMC 12/15/2021 99,303
SEK 35,534,624 USD 4,023,007 CITG 12/15/2021 38,958
SEK 35,534,625 USD 4,023,012 JPMC 12/15/2021 38,953
SGD 85,562 USD 62,708 CITG 12/15/2021 297
SGD 85,562 USD 62,708 JPMC 12/15/2021 297
USD 6,762,700 AUD 9,281,000 CITG 12/15/2021 50,610
USD 6,762,692 AUD 9,281,000 JPMC 12/15/2021 50,601
USD 9,350,953 CAD 11,807,001 CITG 12/15/2021 29,295
USD 9,350,940 CAD 11,806,999 JPMC 12/15/2021 29,284
USD 21,491,107 CHF 19,721,500 CITG 12/15/2021 288,982
USD 21,491,080 CHF 19,721,500 JPMC 12/15/2021 288,955
USD 336,154 DKK 2,113,500 CITG 12/15/2021 6,462
USD 336,153 DKK 2,113,500 JPMC 12/15/2021 6,462
USD 2,059,467 EUR 1,742,000 CITG 12/15/2021 38,466
USD 2,059,464 EUR 1,742,000 JPMC 12/15/2021 38,463
USD 16,849,353 GBP 12,296,503 CITG 12/15/2021 278,988

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,849,327 GBP 12,296,500 JPMC 12/15/2021 $ 278,967
USD 613,601 HKD 4,774,750 CITG 12/15/2021 131
USD 583,536 HKD 4,540,750 JPMC 12/15/2021 131
USD 11,070 ILS 35,500 CITG 12/15/2021 50
USD 11,070 ILS 35,500 JPMC 12/15/2021 50
USD 2,519,698 JPY 276,515,500 CITG 12/15/2021 33,509
USD 2,520,018 JPY 276,515,500 JPMC 12/15/2021 33,829
USD 3,822,626 NOK 33,229,626 CITG 12/15/2021 23,713
USD 3,822,621 NOK 33,229,624 JPMC 12/15/2021 23,708
USD 4,819,419 NZD 6,922,250 CITG 12/15/2021 43,416
USD 4,819,412 NZD 6,922,250 JPMC 12/15/2021 43,410
USD 4,642,396 SEK 40,399,000 CITG 12/15/2021 24,384
USD 4,642,391 SEK 40,399,000 JPMC 12/15/2021 24,379
USD 41,539 SGD 56,000 CITG 12/15/2021 303
USD 41,539 SGD 56,000 JPMC 12/15/2021 303
Total unrealized appreciation 2,186,294
AUD 20,325,251 USD 14,926,252 CITG 12/15/2021 (226,875)
AUD 20,325,249 USD 14,926,088 JPMC 12/15/2021 (226,714)
CAD 3,823,125 USD 3,030,484 CITG 12/15/2021 (12,118)
CAD 3,823,124 USD 3,030,487 JPMC 12/15/2021 (12,120)
DKK 2,429,500 USD 385,087 CITG 12/15/2021 (6,100)
DKK 2,429,500 USD 385,087 JPMC 12/15/2021 (6,101)
EUR 10,176,004 USD 11,953,787 CITG 12/15/2021 (147,984)
EUR 10,175,996 USD 11,953,793 JPMC 12/15/2021 (147,998)
HKD 3,962,000 USD 509,373 CITG 12/15/2021 (326)
HKD 3,962,000 USD 509,374 JPMC 12/15/2021 (328)
ILS 638,564 USD 198,412 CITG 12/15/2021 (204)
ILS 638,562 USD 198,412 JPMC 12/15/2021 (204)
JPY 1,710,701,000 USD 15,547,454 CITG 12/15/2021 (166,306)
JPY 1,710,701,000 USD 15,547,474 JPMC 12/15/2021 (166,325)
NOK 163,651,003 USD 18,898,808 CITG 12/15/2021 (189,721)
NOK 163,650,997 USD 18,898,831 JPMC 12/15/2021 (189,744)
NZD 9,418,500 USD 6,575,898 CITG 12/15/2021 (77,609)
NZD 9,418,500 USD 6,575,906 JPMC 12/15/2021 (77,618)
SEK 106,603,878 USD 12,289,521 CITG 12/15/2021 (103,624)
SEK 106,603,872 USD 12,289,536 JPMC 12/15/2021 (103,641)
SGD 717,941 USD 532,451 CITG 12/15/2021 (3,784)
SGD 717,935 USD 532,447 JPMC 12/15/2021 (3,785)
USD 2,399,611 AUD 3,337,000 CITG 12/15/2021 (13,732)
USD 2,399,608 AUD 3,337,000 JPMC 12/15/2021 (13,735)
USD 1,232,313 CAD 1,562,500 CITG 12/15/2021 (1,284)
USD 1,232,311 CAD 1,562,500 JPMC 12/15/2021 (1,286)
USD 5,459,494 CHF 5,083,000 CITG 12/15/2021 (5,121)
USD 5,459,487 CHF 5,083,000 JPMC 12/15/2021 (5,128)
USD 513,781 HKD 4,001,750 CITG 12/15/2021 (371)
USD 543,845 HKD 4,235,750 JPMC 12/15/2021 (372)
USD 2,316 ILS 7,500 CITG 12/15/2021 (12)
USD 2,316 ILS 7,500 JPMC 12/15/2021 (12)
USD 11,114,898 NOK 99,688,876 CITG 12/15/2021 (281,842)
USD 11,114,884 NOK 99,688,873 JPMC 12/15/2021 (281,855)
USD 4,730,499 NZD 6,922,250 CITG 12/15/2021 (45,503)
USD 4,732,193 NZD 6,922,249 JPMC 12/15/2021 (43,809)
USD 515,963 SEK 4,533,500 CITG 12/15/2021 (2,262)
USD 515,962 SEK 4,533,500 JPMC 12/15/2021 (2,263)
USD 7,330 SGD 10,000 CITG 12/15/2021 (33)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
September 30, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,330 SGD 10,000 JPMC 12/15/2021 $ (33)
Total unrealized depreciation (2,567,882)
Net unrealized depreciation $ (381,588)
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 9,298,863 $ 9,298,863
CITG
Investment Companies 2,155,997 – 2,155,997
GSCO
Cash – 2,721,930 2,721,930
GSIN
Cash 120,002 – 120,002
JPMC
Investment Companies 5,720,273 – 5,720,273

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 85.4%
Australia - 7.8%
Afterpay Ltd. * 1,237 107,465
ASX Ltd. 1,526 88,105
Aurizon Holdings Ltd. 339,646 919,571
Australia & New Zealand Banking
Group Ltd. 9,154 183,836
BHP Group Ltd. 16,708 446,235
BHP Group plc 50,229 1,265,486
BlueScope Steel Ltd. 56,306 815,851
Dexus , REIT 17,710 136,307
Fortescue Metals Group Ltd. 47,694 508,037
Goodman Group, REIT 28,321 435,778
GPT Group (The), REIT 36,710 132,226
Lendlease Corp. Ltd. 7,936 61,016
Mirvac Group, REIT 27,977 59,347
Newcrest Mining Ltd. 1,585 26,276
Rio Tinto Ltd. 2,066 147,081
Rio Tinto plc 21,966 1,439,917
Sonic Healthcare Ltd. 2,174 62,827
South32 Ltd. 371,518 921,934
Stockland, REIT 13,009 41,254
Suncorp Group Ltd. 39,874 354,559
Westpac Banking Corp. 2,480 45,864
8,198,972
—
Belgium - 1.2%
Ageas SA/NV 10,000 495,204
Groupe Bruxelles Lambert SA 853 93,826
KBC Group NV 1,452 130,977
Proximus SADP 29,420 583,825
1,303,832
—
Chile - 0.4%
Antofagasta plc 24,340 442,325
China - 0.5%
BOC Hong Kong Holdings Ltd. 129,500 390,238
Chow Tai Fook Jewellery Group
Ltd. 76,600 145,677
535,915
—
Denmark - 2.6%
AP Moller - Maersk A/S, Class B 280 757,985
Coloplast A/S, Class B 5,627 879,852
Danske Bank A/S 5,540 93,328
Genmab A/S * 639 279,193
GN Store Nord A/S 1,679 116,125
Novo Nordisk A/S, Class B 5,440 524,359
Pandora A/S 718 87,165
2,738,007
—
Finland - 1.3%
Fortum OYJ 3,919 119,005
Kesko OYJ, Class B 1,051 36,253
Kone OYJ, Class B 9,234 648,674
Sampo OYJ, Class A 2,861 141,450
Stora Enso OYJ, Class R 1,547 25,767
Wartsila OYJ Abp 33,290 396,461
1,367,610
—
INVESTMENTS SHARES VALUE ($)
France - 8.9%
Atos SE 15,112 802,777
BioMerieux 1,860 211,644
BNP Paribas SA 7,293 466,611
Bouygues SA 6,313 261,152
Carrefour SA 71,063 1,273,552
Cie de Saint-Gobain 16,871 1,135,368
Cie Generale des Etablissements
Michelin SCA 1,441 220,964
CNP Assurances 17,452 275,447
Credit Agricole SA 10,568 145,262
Electricite de France SA 6,938 87,184
Ipsen SA 5,979 569,739
La Francaise des Jeux SAEM (a) 7,684 395,090
Orange SA 107,844 1,166,319
Publicis Groupe SA 13,300 893,465
SEB SA 7,394 1,040,227
Societe Generale SA 4,462 139,727
Ubisoft Entertainment SA * 897 53,714
Unibail - Rodamco -Westfield, REIT * 1,341 98,698
Veolia Environnement SA 3,263 99,704
9,336,644
—
Germany - 8.6%
Bayerische Motoren Werke AG 9,790 929,845
Brenntag SE 7,340 681,847
Covestro AG (a) 2,884 196,547
Daimler AG (Registered) 7,033 620,534
Deutsche Bank AG (Registered) * 57,771 734,139
Deutsche Boerse AG 1,518 246,321
Deutsche Post AG (Registered) 12,833 804,755
Deutsche Wohnen SE (1)* 3,297 202,029
Fresenius SE & Co. KGaA 4,053 193,998
GEA Group AG 10,036 458,338
HelloFresh SE * 12,447 1,147,204
Henkel AG & Co. KGaA
(Preference) 447 41,351
Porsche Automobil Holding SE
(Preference) 1,278 126,382
RWE AG 24,932 879,311
Telefonica Deutschland Holding AG 29,367 83,614
Uniper SE 25,182 1,048,316
Volkswagen AG (Preference) 2,258 503,314
Vonovia SE 3,122 187,690
9,085,535
—
Hong Kong - 1.1%
CK Infrastructure Holdings Ltd. 11,797 65,799
CLP Holdings Ltd. 11,000 105,913
Hong Kong Exchanges & Clearing
Ltd. 7,729 474,950
Kerry Properties Ltd. 4,777 12,566
Link, REIT 24,239 207,567
Swire Pacific Ltd., Class A 34,500 204,138
WH Group Ltd. (a) 131,735 93,802
Xinyi Glass Holdings Ltd. 13,000 38,780
1,203,515
—

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Italy - 1.8%
Assicurazioni Generali SpA 8,357 176,995
DiaSorin SpA 523 109,522
Prysmian SpA 15,728 549,356
Telecom Italia SpA 2,151,664 841,324
UniCredit SpA 19,114 252,949
1,930,146
—
Japan - 20.0%
Aisin Corp. 19,500 706,618
Brother Industries Ltd. 50,675 1,115,116
Canon, Inc. 4,500 110,106
Chubu Electric Power Co., Inc. 5,300 62,639
Daito Trust Construction Co. Ltd. 520 61,000
Daiwa House Industry Co. Ltd. 5,555 185,176
Disco Corp. 2,200 616,193
ENEOS Holdings, Inc. 111,729 453,883
Hikari Tsushin, Inc. 200 33,804
Hirose Electric Co. Ltd. 800 132,949
Hitachi Metals Ltd. * 4,500 86,901
Honda Motor Co. Ltd. 11,000 338,182
Hoya Corp. 672 104,845
Hulic Co. Ltd. 5,293 58,946
Iida Group Holdings Co. Ltd. 2,200 56,588
Japan Metropolitan Fund
Investment Corp., REIT 96 92,180
Japan Post Holdings Co. Ltd. * 14,000 117,679
Japan Post Insurance Co. Ltd. 7,900 143,291
Japan Real Estate Investment
Corp., REIT 17 101,970
Kajima Corp. 79,379 1,017,209
Kyowa Kirin Co. Ltd. 2,300 82,916
Lion Corp. 15,430 249,569
Marubeni Corp. 8,700 71,977
McDonald's Holdings Co. Japan
Ltd. 2,900 136,817
Medipal Holdings Corp. 5,864 110,361
Mitsubishi Corp. 10,412 326,962
Mitsubishi Estate Co. Ltd. 8,284 131,905
Mitsubishi Gas Chemical Co., Inc. 2,061 40,642
Mitsui Fudosan Co. Ltd. 6,356 150,986
Mizuho Financial Group, Inc. 48,400 684,723
MS&AD Insurance Group Holdings,
Inc. 1,100 36,791
Nabtesco Corp. 6,600 249,545
NH Foods Ltd. 4,400 166,163
Nintendo Co. Ltd. 3,043 1,454,197
Nippon Building Fund, Inc., REIT 23 149,426
Nippon Express Co. Ltd. 600 41,322
Nippon Telegraph & Telephone
Corp. 21,500 595,747
Nitto Denko Corp. 1,733 123,366
Nomura Holdings, Inc. 47,500 234,171
Nomura Real Estate Holdings, Inc. 2,581 67,102
Obayashi Corp. 130,023 1,071,750
Olympus Corp. 4,445 97,292
Ono Pharmaceutical Co. Ltd. 3,555 81,067
Otsuka Holdings Co. Ltd. 1,300 55,592
Panasonic Corp. 6,116 75,810
Renesas Electronics Corp. * 52,800 649,829
Resona Holdings, Inc. 179,216 716,867
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
Ricoh Co. Ltd. 8,400 85,951
Rinnai Corp. 860 94,420
Rohm Co. Ltd. 7,301 688,504
Ryohin Keikaku Co. Ltd. 8,300 184,618
SCSK Corp. 6,600 139,595
Sekisui House Ltd. 15,037 314,889
Seven & i Holdings Co. Ltd. 4,700 213,965
Shimizu Corp. 94,647 708,466
Shionogi & Co. Ltd. 1,200 82,115
Sony Group Corp. 2,000 222,038
Square Enix Holdings Co. Ltd. 7,429 397,048
Subaru Corp. 38,000 702,229
Sumitomo Corp. 4,800 67,617
Sumitomo Dainippon Pharma Co.
Ltd. 3,100 55,410
Sumitomo Mitsui Financial Group,
Inc. 7,600 267,363
Sumitomo Realty & Development
Co. Ltd. 3,746 136,921
Taisei Corp. 21,671 694,378
Terumo Corp. 5,100 240,814
Tohoku Electric Power Co., Inc. 6,000 44,107
Tokyo Electric Power Co. Holdings,
Inc. * 196,500 559,493
Toshiba Corp. 2,400 101,019
Toyota Tsusho Corp. 684 28,723
Tsuruha Holdings, Inc. 800 98,658
Yamada Holdings Co. Ltd. 272,600 1,144,805
Yamato Holdings Co. Ltd. 16,700 422,683
21,143,999
—
Luxembourg - 0.1%
Eurofins Scientific SE 489 62,783
Malta - 0.0%
BGP Holdings plc (3)*(b) 143,427 –
Netherlands - 6.0%
ASM International NV 1,312 513,803
ASML Holding NV 3,293 2,460,065
ING Groep NV 26,302 382,392
Koninklijke Ahold Delhaize NV 40,996 1,365,090
Koninklijke KPN NV 9,193 28,928
NN Group NV 5,183 271,497
Royal Dutch Shell plc, Class A 38,785 862,546
Royal Dutch Shell plc, Class B 19,710 436,707
6,321,028
—
Russia - 1.1%
Evraz plc 139,763 1,108,879
Singapore - 0.3%
Ascendas , REIT 54,022 119,074
CapitaLand Integrated Commercial
Trust, REIT 69,542 103,552
Singapore Exchange Ltd. 10,221 74,827
297,453
—
South Africa - 1.1%
Anglo American plc 32,869 1,152,014

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
INVESTMENTS SHARES VALUE ($)
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria
SA 45,656 301,357
Banco Santander SA 114,882 416,145
Enagas SA 38,040 845,406
Endesa SA 38,137 769,129
Iberdrola SA 5,790 58,250
Telefonica SA 138,630 650,532
3,040,819
—
Sweden - 4.0%
Atlas Copco AB, Class B 2,369 120,408
Electrolux AB, Series B 45,695 1,055,726
Husqvarna AB, Class B 54,843 655,157
ICA Gruppen AB 1,683 77,215
Investor AB, Class B 10,897 234,333
Svenska Handelsbanken AB, Class
A 83,382 933,829
Swedbank AB, Class A 26,807 540,555
Tele2 AB, Class B 8,364 123,843
Telefonaktiebolaget LM Ericsson,
Class B 46,656 526,603
4,267,669
—
Switzerland - 8.1%
Adecco Group AG (Registered) 7,412 371,384
Baloise Holding AG (Registered) 752 114,071
Geberit AG (Registered) 48 35,242
Holcim Ltd. * 16,067 774,189
Logitech International SA
(Registered) 7,043 626,595
Nestle SA (Registered) 9,308 1,121,522
Novartis AG (Registered) 23,001 1,886,063
Roche Holding AG 3,743 1,366,083
SGS SA (Registered) 182 529,773
STMicroelectronics NV 16,232 708,717
Swatch Group AG (The) 1,106 288,535
Swiss Life Holding AG (Registered) 277 139,571
Swisscom AG (Registered) 211 121,426
UBS Group AG (Registered) 26,320 420,110
8,503,281
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(b) 5,443 –
United Kingdom - 7.0%
3i Group plc 7,980 137,070
Abrdn plc 32,189 110,085
Ashtead Group plc 909 68,714
Aviva plc 197,466 1,046,545
BAE Systems plc 16,517 125,101
Barratt Developments plc 4,908 43,386
BP plc 137,034 624,170
Bunzl plc 2,470 81,496
CK Hutchison Holdings Ltd. 177,474 1,183,953
DCC plc 1,326 110,543
Entain plc * 36,075 1,030,360
HSBC Holdings plc 11,839 61,902
Kingfisher plc 240,290 1,084,640
London Stock Exchange Group plc 2,475 248,015
M&G plc 211,101 576,772
Persimmon plc 4,378 156,579
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.0% (continued)
Sage Group plc (The) 72,147 686,959
7,376,290
—
United States - 0.6%
QIAGEN NV * 570 29,573
Stellantis NV 34,195 650,770
680,343
—
TOTAL COMMON STOCKS
(Cost $78,507,035) 90,097,059
SHORT-TERM INVESTMENTS - 9.5%
INVESTMENT COMPANIES - 9.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(c)(d) 2,014,497 2,014,497
Limited Purpose Cash Investment
Fund, 0.01% (1)(c) 7,988,871 7,985,675
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,000,172) 10,000,172
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.9%
(Cost $88,507,207) 100,097,231
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.1% (e) 5,372,559
NET ASSETS - 100.0% 105,469,790
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,993,985 6.6%
Consumer Discretionary 14,192,369 13.5
Consumer Staples 4,737,139 4.5
Energy 2,377,306 2.2
Financials 13,139,751 12.5
Health Care 7,202,173 6.8
Industrials 14,080,552 13.3
Information Technology 9,971,226 9.5
Materials 9,521,451 9.0
Real Estate 3,136,851 3.0
Utilities 4,744,256 4.5
Short-Term Investments 10,000,172 9.5
Total Investments In Securities
At Value 100,097,231 94.9
Other Assets in Excess of
Liabilities (e ) 5,372,559 5.1
Net Assets
$ 105,469,790 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $685,439, which represents approximately 0.65% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2021 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2021.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Level 3 security (See Note 5).
Total return swap contracts outstanding as of September 30, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2021 HKD 8,583,400 $ 6,348
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/28/2021 HKD 15,940,600 7,319
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly JPMC 12/15/2021 AUD (451,645) 1,881
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.49%) Monthly JPMC 12/15/2021 EUR (177,119) 3,013
18,561
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/17/2021 CHF 580,050 (21,689)
Tel Aviv Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/27/2021 ILS 2,162,712 (3,111)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/15/2021 EUR 2,239,561 (19,913)
(44,713)
$ (26,152)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 10/2021 EUR $ 1,249,236 $ (11,292)
CAC 40 10 Euro Index 76 10/2021 EUR 5,738,095 (89,065)
Hang Seng Index 13 10/2021 HKD 2,047,696 15,353
MSCI Singapore Index 36 10/2021 SGD 937,251 (11,682)
FTSE/MIB Index 7 12/2021 EUR 1,028,679 (10,053)
FTSE/MIB Index 8 12/2021 EUR 1,175,633 (10,117)
TOPIX Index 100 12/2021 JPY 18,244,306 (328,128)
(444,984)
Short Contracts
IBEX 35 Index (10) 10/2021 EUR (1,021,248) (5,813)
IBEX 35 Index (15) 10/2021 EUR (1,531,872) (9,231)
OMXS30 Index (68) 10/2021 SEK (1,750,217) 42,819
DAX Index (12) 12/2021 EUR (5,312,656) 110,096
FTSE 100 Index (112) 12/2021 GBP (10,674,534) (84,178)
SPI 200 Index (18) 12/2021 AUD (2,372,613) 34,693
88,386
$ (356,598)
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,480,776 USD 6,082,620 CITG 12/15/2021 $ 50,743
AUD 8,480,773 USD 6,082,626 JPMC 12/15/2021 50,736
HKD 1,533,000 USD 196,858 CITG 12/15/2021 105
HKD 1,533,000 USD 196,858 JPMC 12/15/2021 105
ILS 426,624 USD 131,930 CITG 12/15/2021 493
ILS 426,623 USD 131,930 JPMC 12/15/2021 493
NOK 11,414,125 USD 1,293,029 CITG 12/15/2021 11,869
NOK 11,414,124 USD 1,293,030 JPMC 12/15/2021 11,868
NZD 84,001 USD 57,442 CITG 12/15/2021 514
NZD 83,999 USD 57,441 JPMC 12/15/2021 514
SEK 12,342,876 USD 1,397,482 CITG 12/15/2021 13,433
SEK 12,342,874 USD 1,397,484 JPMC 12/15/2021 13,431
SGD 96,375 USD 70,648 CITG 12/15/2021 320
SGD 96,374 USD 70,647 JPMC 12/15/2021 319
USD 4,072,969 AUD 5,586,000 CITG 12/15/2021 33,131
USD 4,072,964 AUD 5,586,000 JPMC 12/15/2021 33,126
USD 3,622,876 CHF 3,313,402 CITG 12/15/2021 60,715
USD 3,622,868 CHF 3,313,398 JPMC 12/15/2021 60,711
USD 198,979 DKK 1,253,000 CITG 12/15/2021 3,520
USD 198,979 DKK 1,253,000 JPMC 12/15/2021 3,520
USD 2,286,444 EUR 1,942,000 CITG 12/15/2021 33,412
USD 2,286,441 EUR 1,942,000 JPMC 12/15/2021 33,409
USD 6,041,830 GBP 4,414,351 CITG 12/15/2021 93,195
USD 6,041,819 GBP 4,414,349 JPMC 12/15/2021 93,187
USD 284,429 HKD 2,212,000 CITG 12/15/2021 225
USD 253,593 HKD 1,972,000 JPMC 12/15/2021 225
USD 24,954 ILS 80,000 CITG 12/15/2021 121

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 24,954 ILS 80,000 JPMC 12/15/2021 $ 121
USD 3,332,179 JPY 365,871,100 CITG 12/15/2021 42,581
USD 3,332,626 JPY 365,871,100 JPMC 12/15/2021 43,029
USD 2,247 NOK 19,500 CITG 12/15/2021 17
USD 2,247 NOK 19,500 JPMC 12/15/2021 17
USD 4,546 NZD 6,500 CITG 12/15/2021 61
USD 4,546 NZD 6,500 JPMC 12/15/2021 61
USD 1,392,750 SEK 12,046,000 CITG 12/15/2021 15,771
USD 1,392,748 SEK 12,046,000 JPMC 12/15/2021 15,771
USD 47,808 SGD 64,500 CITG 12/15/2021 312
USD 47,808 SGD 64,500 JPMC 12/15/2021 312
Total unrealized appreciation 721,493
AUD 8,517,277 USD 6,253,658 CITG 12/15/2021 (93,898)
AUD 8,517,274 USD 6,253,589 JPMC 12/15/2021 (93,832)
CHF 392,500 USD 426,582 CITG 12/15/2021 (4,615)
CHF 392,500 USD 426,583 JPMC 12/15/2021 (4,615)
DKK 1,216,000 USD 192,549 CITG 12/15/2021 (2,862)
DKK 1,216,000 USD 192,549 JPMC 12/15/2021 (2,862)
EUR 1,076,703 USD 1,268,814 CITG 12/15/2021 (19,665)
EUR 1,076,697 USD 1,268,808 JPMC 12/15/2021 (19,666)
GBP 484,000 USD 665,000 CITG 12/15/2021 (12,778)
GBP 484,000 USD 665,001 JPMC 12/15/2021 (12,779)
HKD 2,422,000 USD 311,344 CITG 12/15/2021 (162)
HKD 2,422,000 USD 311,345 JPMC 12/15/2021 (162)
ILS 749,377 USD 232,861 CITG 12/15/2021 (256)
ILS 749,376 USD 232,861 JPMC 12/15/2021 (256)
JPY 594,926,000 USD 5,408,656 CITG 12/15/2021 (59,593)
JPY 594,926,000 USD 5,408,663 JPMC 12/15/2021 (59,601)
NOK 12,929,876 USD 1,494,550 CITG 12/15/2021 (16,367)
NOK 12,929,875 USD 1,494,552 JPMC 12/15/2021 (16,369)
NZD 85,499 USD 59,526 CITG 12/15/2021 (537)
NZD 85,501 USD 59,528 JPMC 12/15/2021 (537)
SEK 35,863,628 USD 4,134,685 CITG 12/15/2021 (35,111)
SEK 35,863,622 USD 4,134,690 JPMC 12/15/2021 (35,117)
SGD 619,129 USD 459,205 CITG 12/15/2021 (3,299)
SGD 619,122 USD 459,201 JPMC 12/15/2021 (3,300)
USD 671,324 AUD 932,000 CITG 12/15/2021 (2,705)
USD 671,323 AUD 932,000 JPMC 12/15/2021 (2,706)
USD 34,306 CHF 32,000 CITG 12/15/2021 (97)
USD 34,306 CHF 32,000 JPMC 12/15/2021 (97)
USD 36,945 GBP 27,500 CITG 12/15/2021 (113)
USD 36,945 GBP 27,500 JPMC 12/15/2021 (113)
USD 105,120 HKD 818,500 CITG 12/15/2021 (41)
USD 135,956 HKD 1,058,500 JPMC 12/15/2021 (41)
USD 8,197 ILS 26,500 CITG 12/15/2021 (28)
USD 8,197 ILS 26,500 JPMC 12/15/2021 (28)
USD 2,892 NOK 26,000 CITG 12/15/2021 (80)
USD 2,892 NOK 26,000 JPMC 12/15/2021 (80)
USD 4,437 NZD 6,500 CITG 12/15/2021 (47)
USD 4,437 NZD 6,500 JPMC 12/15/2021 (47)
USD 799,637 SEK 7,026,000 CITG 12/15/2021 (3,506)
USD 799,636 SEK 7,026,000 JPMC 12/15/2021 (3,507)
USD 15,397 SGD 21,000 CITG 12/15/2021 (67)
USD 15,397 SGD 21,000 JPMC 12/15/2021 (67)
Total unrealized depreciation (511,609)
Net unrealized appreciation $ 209,884

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2021
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 2,829,662 $ 2,829,662
CITG
Cash (60,002) – (60,002)
Investment Companies 460,031 – 460,031
GSCO
Cash – 1,041,948 1,041,948
GSIN
Cash 300,175 – 300,175
JPMC
Investment Companies 1,554,466 – 1,554,466

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 124.0%
CORPORATE BONDS - 28.0%
Air Freight & Logistics - 0.0% (a)
United Parcel Service, Inc.
5.30%, 4/1/2050 $ 9,000 12,997
Automobiles - 0.3%
Hyundai Capital America
1.80%, 10/15/2025 (b) 200,000 201,963
Banks - 3.1%
Bangko Sentral ng Pilipinas International Bond
(Philippines)
Series A, 8.60%, 6/15/2027 60,000 80,121
Bank of America Corp.
3.50%, 4/19/2026 27,000 29,482
5.88%, 2/7/2042 29,000 41,310
5.00%, 1/21/2044 50,000 65,591
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(c) 287,000 314,452
BNP Paribas SA (France)
3.38%, 1/9/2025 (b) 260,000 277,218
Santander Holdings USA, Inc.
3.45%, 6/2/2025 200,000 214,150
SVB Financial Group
3.50%, 1/29/2025 390,000 418,718
Truist Bank
2.25%, 3/11/2030 430,000 432,283
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b) 140,000 164,366
2,037,691
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 293,000 278,739
Capital Markets - 2.4%
Ameriprise Financial, Inc.
3.00%, 4/2/2025 200,000 212,460
Blackstone Holdings Finance Co. LLC
2.85%, 8/5/2051 (b) 139,000 132,099
Goldman Sachs Group, Inc. (The)
6.25%, 2/1/2041 276,000 402,295
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (b) 190,000 245,619
Morgan Stanley
3.63%, 1/20/2027 469,000 516,997
6.38%, 7/24/2042 41,000 62,077
1,571,547
Chemicals - 1.4%
Eastman Chemical Co.
3.80%, 3/15/2025 70,000 75,741
RPM International, Inc.
3.75%, 3/15/2027 800,000 875,266
951,007
Communications Equipment - 0.5%
Cisco Systems, Inc.
5.90%, 2/15/2039 212,000 306,219
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Construction & Engineering - 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030 $ 140,000 144,820
Containers & Packaging - 0.4%
International Paper Co.
7.30%, 11/15/2039 159,000 244,614
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.65%, 9/15/2059 40,000 39,877
Bell Telephone Co. of Canada or Bell Canada (The)
(Canada)
Series US-5, 2.15%,
2/15/2032 217,000 212,381
Series US-6, 3.20%,
2/15/2052 71,000 71,106
British Telecommunications plc (United Kingdom)
9.63%, 12/15/2030 (d) 190,000 290,796
Level 3 Financing, Inc.
3.40%, 3/1/2027 (b) 40,000 42,134
3.88%, 11/15/2029 (b) 93,000 99,445
755,739
Electric Utilities - 1.7%
Duke Energy Carolinas LLC
3.20%, 8/15/2049 137,000 142,108
Duke Energy Progress LLC
2.50%, 8/15/2050 151,000 136,912
Georgia Power Co.
Series A, 3.25%, 3/15/2051 260,000 261,715
NRG Energy, Inc.
3.75%, 6/15/2024 (b) 400,000 426,666
Southern California Edison Co.
Series B, 4.88%, 3/1/2049 160,000 191,037
1,158,438
Electronic Equipment, Instruments & Components - 0.5%
SYNNEX Corp.
2.38%, 8/9/2028 (b) 140,000 138,623
Trimble, Inc.
4.90%, 6/15/2028 140,000 161,882
300,505
Energy Equipment & Services - 0.0% (a)
NOV, Inc.
3.95%, 12/1/2042 20,000 19,836
Entertainment - 0.5%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 301,000 361,076
Equity Real Estate Investment Trusts (REITs) - 0.2%
Camden Property Trust
3.15%, 7/1/2029 27,000 29,165
ERP Operating LP
1.85%, 8/1/2031 78,000 75,289
104,454
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b) 97,000 99,743

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Gas Utilities - 0.5%
National Fuel Gas Co.
4.75%, 9/1/2028 $ 298,000 333,562
Health Care Equipment & Supplies - 1.3%
DENTSPLY SIRONA, Inc.
3.25%, 6/1/2030 140,000 149,173
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 710,456
859,629
Health Care Providers & Services - 2.1%
Aetna, Inc.
6.63%, 6/15/2036 188,000 271,625
HCA, Inc.
5.00%, 3/15/2024 210,000 230,471
5.25%, 6/15/2049 130,000 165,925
Montefiore Obligated Group
4.29%, 9/1/2050 60,000 62,345
UnitedHealth Group, Inc.
3.05%, 5/15/2041 210,000 217,038
4.25%, 4/15/2047 140,000 172,670
Universal Health Services, Inc.
2.65%, 10/15/2030 (b) 300,000 301,362
1,421,436
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc.
3.85%, 5/1/2027 28,000 31,060
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025 9,000 10,292
41,352
Household Durables - 0.6%
Lennar Corp.
4.75%, 5/30/2025 200,000 222,838
MDC Holdings, Inc.
6.00%, 1/15/2043 140,000 176,260
399,098
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.
2.10%, 6/4/2030 52,000 51,475
PerkinElmer, Inc.
3.30%, 9/15/2029 400,000 431,256
482,731
Machinery - 0.0% (a)
Stanley Black & Decker, Inc.
2.30%, 3/15/2030 10,000 10,262
Media - 0.5%
Comcast Corp.
5.65%, 6/15/2035 48,000 64,111
6.50%, 11/15/2035 50,000 71,762
2.99%, 11/1/2063 (b) 51,000 47,792
Time Warner Cable LLC
5.88%, 11/15/2040 135,000 170,289
353,954
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Metals & Mining - 0.5%
ArcelorMittal SA (Luxembourg)
7.00%, 10/15/2039 (d) $ 132,000 186,285
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (b) 110,000 146,261
332,546
Multiline Retail - 0.7%
Kohl's Corp.
3.38%, 5/1/2031 190,000 195,525
Nordstrom, Inc.
4.38%, 4/1/2030 (e) 220,000 224,947
5.00%, 1/15/2044 20,000 19,613
440,085
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd. (Canada)
6.25%, 3/15/2038 40,000 53,195
Cenovus Energy, Inc. (Canada)
5.38%, 7/15/2025 100,000 113,906
ConocoPhillips
6.50%, 2/1/2039 180,000 262,474
Devon Energy Corp.
4.50%, 1/15/2030 (b) 140,000 152,584
5.00%, 6/15/2045 110,000 128,961
Hess Corp.
4.30%, 4/1/2027 210,000 233,238
5.80%, 4/1/2047 80,000 104,185
Marathon Oil Corp.
6.60%, 10/1/2037 118,000 156,100
ONEOK, Inc.
4.95%, 7/13/2047 100,000 118,212
Petroleos Mexicanos (Mexico)
6.63%, 6/15/2035 110,000 104,362
6.63%, 6/15/2038 10,000 9,186
6.50%, 6/2/2041 30,000 26,551
6.35%, 2/12/2048 90,000 76,047
7.69%, 1/23/2050 140,000 132,566
1,671,567
Professional Services - 0.2%
CoStar Group, Inc.
2.80%, 7/15/2030 (b) 140,000 142,390
Road & Rail - 0.3%
Canadian National Railway Co. (Canada)
4.45%, 1/20/2049 140,000 177,359
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc.
3.14%, 11/15/2035 (b) 289,000 288,091
Lam Research Corp.
4.00%, 3/15/2029 410,000 470,596
NVIDIA Corp.
3.20%, 9/16/2026 57,000 62,390
821,077
Specialty Retail - 0.6%
AutoNation, Inc.
4.75%, 6/1/2030 242,000 282,150
Best Buy Co., Inc.
4.45%, 10/1/2028 130,000 149,599
431,749

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Technology Hardware, Storage & Peripherals - 1.6%
Dell International LLC
6.02%, 6/15/2026 $ 490,000 582,868
Seagate HDD Cayman
4.09%, 6/1/2029 100,000 105,000
Xerox Corp.
4.38%, 3/15/2023 (d) 340,000 351,686
1,039,554
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.
4.63%, 7/10/2025 200,000 220,253
Tapestry, Inc.
4.25%, 4/1/2025 140,000 151,272
4.13%, 7/15/2027 150,000 163,958
535,483
Tobacco - 0.3%
Philip Morris International, Inc.
4.13%, 3/4/2043 203,000 226,729
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 79,350
Wireless Telecommunication Services - 0.6%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (b) 350,000 373,800
TOTAL CORPORATE BONDS
(Cost $18,314,547) 18,723,101
MORTGAGE-BACKED SECURITIES - 30.1%
UMBS, 15 Year, Single Family
TBA, 1.50%, 10/25/2036 450,000 454,448
TBA, 2.00%, 10/25/2036 1,800,000 1,853,789
UMBS, 30 Year, Single Family
TBA, 1.50%, 10/25/2051 650,000 631,414
TBA, 2.00%, 10/25/2051 4,800,000 4,812,938
TBA, 2.50%, 10/25/2051 3,850,000 3,969,561
TBA, 3.00%, 10/25/2051 2,950,000 3,086,783
TBA, 3.50%, 10/25/2051 2,400,000 2,539,359
TBA, 4.00%, 10/25/2051 1,500,000 1,607,080
TBA, 4.50%, 10/25/2051 1,050,000 1,135,559
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $20,173,965) 20,090,931
FOREIGN GOVERNMENT SECURITIES - 31.2%
Buoni Poliennali del Tesoro
6.00%, 5/1/2031 (f) EUR 20,000 34,340
4.00%, 2/1/2037 (f) 10,000 15,887
Canada Government Bond
2.25%, 6/1/2029 CAD 10,000 8,435
1.25%, 6/1/2030 7,000,000 5,455,314
1.50%, 6/1/2031 2,140,000 1,687,400
Commonwealth of Australia
2.75%, 11/21/2029 (f) AUD 10,000 8,046
2.50%, 5/21/2030 (f) 5,340,000 4,223,035
1.50%, 6/21/2031 (f) 1,900,000 1,379,263
Dominican Republic Government Bond
7.45%, 4/30/2044 (b) $ 100,000 119,151
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 31.2% (continued)
Federative Republic of Brazil
10.13%, 5/15/2027 $ 120,000 168,457
7.13%, 1/20/2037 10,000 12,023
Finance Department Government of Sharjah
4.38%, 3/10/2051 (b) 200,000 188,250
Japan Government Bond
0.10%, 6/20/2028 JPY 5,500,000 49,906
0.10%, 9/20/2028 8,600,000 78,024
0.10%, 12/20/2028 9,400,000 85,239
0.10%, 3/20/2029 8,450,000 76,637
0.10%, 6/20/2029 16,600,000 150,531
2.10%, 3/20/2030 15,300,000 161,881
0.60%, 12/20/2036 3,150,000 29,652
2.50%, 3/20/2038 122,500,000 1,483,340
2.40%, 9/20/2038 120,700,000 1,451,491
2.30%, 3/20/2039 2,400,000 28,522
2.30%, 3/20/2040 76,100,000 913,583
2.00%, 9/20/2040 61,600,000 712,384
2.20%, 3/20/2041 47,450,000 565,640
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (b) $ 200,000 212,676
Republic of Colombia
8.13%, 5/21/2024 180,000 207,614
Republic of Ecuador
1.00%, 7/31/2035 (b)(d) 20,000 13,175
Republic of El Salvador
6.38%, 1/18/2027 (b) 50,000 37,125
8.63%, 2/28/2029 (b) 60,000 45,751
8.25%, 4/10/2032 (b) 40,000 29,808
Republic of Indonesia
2.95%, 1/11/2023 200,000 205,823
Republic of Panama
8.88%, 9/30/2027 110,000 149,848
6.70%, 1/26/2036 20,000 26,582
Republic of Turkey
6.88%, 3/17/2036 220,000 213,400
Romania Government Bond
6.75%, 2/7/2022 (b) 100,000 102,036
4.88%, 1/22/2024 (b) 20,000 21,720
4.00%, 2/14/2051 (b) 30,000 29,880
State of Qatar
9.75%, 6/15/2030 (b) 160,000 254,006
Ukraine Government Bond
7.75%, 9/1/2027 (b) 150,000 162,481
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $21,478,629) 20,798,356
U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Bonds
3.13%, 2/15/2043 70,000 83,412
2.88%, 5/15/2043 290,000 332,809
3.63%, 8/15/2043 50,000 64,178
3.13%, 8/15/2044 100,000 119,676
2.50%, 2/15/2045 260,000 280,780
3.00%, 5/15/2045 320,000 376,500
2.75%, 8/15/2047 170,000 192,956
2.75%, 11/15/2047 360,000 409,022
3.13%, 5/15/2048 540,000 657,028

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.4% (continued)
2.88%, 5/15/2049 $ 1,420,000 1,661,178
U.S. Treasury Notes
0.25%, 11/15/2023 2,100,000 2,097,047
2.75%, 11/15/2023 1,310,000 1,377,445
0.13%, 1/15/2024 20,000 19,893
0.13%, 2/15/2024 1,390,000 1,382,018
0.25%, 3/15/2024 980,000 976,593
2.25%, 4/30/2024 940,000 983,952
0.50%, 10/31/2027 290,000 278,321
0.63%, 12/31/2027 1,080,000 1,041,947
0.75%, 1/31/2028 100,000 97,105
1.00%, 7/31/2028 470,000 460,894
1.50%, 2/15/2030 250,000 251,592
0.63%, 5/15/2030 2,630,000 2,454,735
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,605,338) 15,599,081
SHARES
SHORT-TERM INVESTMENTS - 11.0%
INVESTMENT COMPANIES - 11.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(g)(h) 240,016 240,015
Limited Purpose Cash Investment
Fund, 0.01% (1)(g) 7,119,638 7,116,790
TOTAL SHORT-TERM INVESTMENTS
(COST $7,356,805) 7,356,805
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.01% (1)(g)(i) 106,401 106,401
Limited Purpose Cash Investment
Fund 0.01% (1)(g)(i) 104,798 104,756
TOTAL SECURITIES LENDING COLLATERAL
(Cost $211,199) 211,157
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $83,140,483) 82,779,431
PRINCIPAL
AMOUNT
TBA SALE COMMITMENTS - (0.9)%
MORTGAGE-BACKED SECURITIES - (0.9)%
UMBS, 15 Year, Single Family
TBA, 2.00%, 10/25/2036 $ (50,000) (51,494)
UMBS, 30 Year, Single Family
TBA, 1.50%, 10/25/2051 (50,000) (48,570)
TBA, 3.00%, 10/25/2051 (100,000) (104,637)
TBA, 3.50%, 10/25/2051 (150,000) (158,710)
TBA, 4.00%, 10/25/2051 (100,000) (107,139)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
MORTGAGE-BACKED SECURITIES - (0.9)% (continued)
TBA, 4.50%, 10/25/2051 $ (100,000) (108,148)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(578,238)) (578,698)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 123.1%
(Cost $82,562,245) 82,200,733
LIABILITIES IN EXCESS OF OTHER
ASSETS - (23.1)% (j) (15,427,030)
NET ASSETS - 100.0% 66,773,703
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,844,570 2.8%
Consumer Discretionary 2,049,729 3.1
Consumer Staples 326,472 0.5
Energy 1,691,403 2.5
Financials 3,609,238 5.4
Foreign Government Securities 20,798,356 31.2
Health Care 3,042,535 4.5
Industrials 567,178 0.8
Information Technology 2,467,355 3.7
Materials 1,528,167 2.3
Mortgage-Backed Securities 19,512,233 29.2
Real Estate 104,454 0.2
U.S. Treasury Obligations 15,599,081 23.4
Utilities 1,492,000 2.2
Short-Term Investments 7,356,805 11.0
Securities Lending Collateral 211,157 0.3
Total Investments In Securities
At Value 82,200,733 123.1
Liabilities in Excess of Other
Assets (j ) (15,427,030) (23.1)
Net Assets
$ 66,773,703 100.0%

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2021 amounted to $4,496,215, which represents approximately 6.73% of net assets of the fund.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.
(d) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of September 30, 2021.
(e) The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 was
$206,887.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2021, the value of these securities amounted to $5,660,571 or 8.48% of net assets.
(g) Represents 7-day effective yield as of September 30, 2021.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) Represents security purchased with the cash collateral received for securities on loan.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of September 30, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 12/20/2026 2.04 % USD 700,000 $ 33,900 $ 1,937 $ 35,837
Markit CDX Emerging
Markets Index Series 36.V1 1.00 Quarterly 12/20/2026 1.82 USD 3,760,000 127,965 21,097 149,062
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 12/20/2026 1.69 USD 1,300,000 32,078 12,159 44,237
Republic of Peru,
8.75%, 11/21/2033 1.00 Quarterly 12/20/2026 1.06 USD 1,000,000 (3,019) 5,977 2,958
190,924 41,170 232,094
Kingdom of Thailand,
1.45%, 5/20/2015 1.00 % Quarterly 12/20/2026 0.41 % USD 2,900,000 $ (88,141) $ (1,392) $ (89,533)
Markit CDX North America
High Yield Index Series
37.V1 5.00 Quarterly 12/20/2026 3.01 USD 670,000 (64,821) 1,618 (63,203)
Markit CDX North America
Investment Grade Index
Series 37.V1 1.00 Quarterly 12/20/2026 0.53 USD 7,330,000 (173,605) (3,675) (177,280)
Republic of Philippines,
10.63%, 3/16/2025 1.00 Quarterly 12/20/2026 0.53 USD 2,200,000 (57,101) 2,955 (54,146)
(383,668) (494) (384,162)
$ (192,744) $ 40,676 $ (152,068)
Credit default swap contracts outstanding - sell protection as of September 30, 2021 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 % Quarterly 12/20/2026 0.52 % USD 600,000 $ 15,573 $ (510) $ 15,063
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 12/20/2026 0.47 USD 2,000,000 56,601 (1,258) 55,343
Republic of Indonesia,
4.13%, 1/15/2025 1.00 Quarterly 12/20/2026 0.82 USD 1,600,000 16,068 (796) 15,272

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Republic of Italy,
6.88%, 9/27/2023 1.00 % Quarterly 12/20/2026 0.74 % USD 1,700,000 $ 21,386 $ 1,907 $ 23,293
Russian Federation,
2.25%, 3/31/2030 1.00 Quarterly 12/20/2026 0.89 USD 1,700,000 13,734 (3,566) 10,168
123,362 (4,223) 119,139
Republic of South Africa,
5.88%, 9/16/2025 1.00 % Quarterly 12/20/2026 2.10 % USD 500,000 $ (24,957) $ (2,141) $ (27,098)
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 12/20/2026 4.28 USD 400,000 (53,583) (5,996) (59,579)
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 12/20/2026 1.02 USD 1,700,000 5,132 (6,175) (1,043)
(73,408) (14,312) (87,720)
$ 49,954 $ (18,535) $ 31,419
Forward effective interest rate swap contracts outstanding as of September 30, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M LIBOR Qtrly 1.25% Semi 12/15/2026 USD 9,200,000 $ 61,532 $ (8,895) $ 52,637
Pay 3M LIBOR Qtrly 1.25% Semi 3/16/2027 USD 3,100,000 28,008 (23,970) 4,038
Pay 6M BBR Semi 2.00% Semi 12/11/2031 AUD 2,200,000 25,884 18,768 44,652
Pay 6M EURIBOR Semi 0.25% Annual 3/16/2032 EUR 9,000,000 259,130 (224,341) 34,789
Pay 6M LIBOR Semi 0.00% Annual 12/16/2026 CHF 2,300,000 37,424 (4,859) 32,565
Receive 1D SONIA Annual 0.50% Annual 3/16/2027 GBP 3,700,000 78,803 – 78,803
Receive 1D SONIA Annual 0.75% Annual 12/15/2031 GBP 6,700,000 (134,622) 298,354 163,732
Receive 3M BA Qtrly 2.00% Semi 12/15/2031 CAD 1,200,000 (7,056) 8,223 1,167
Receive 3M BA Qtrly 2.00% Semi 3/15/2032 CAD 1,800,000 (28,928) 38,090 9,162
Receive 3M BBR Qtrly 1.50% Semi 12/16/2026 NZD 1,300,000 10,247 8,919 19,166
Receive 3M BBR Qtrly 2.00% Semi 3/10/2027 NZD 3,100,000 (24,483) 26,640 2,157
Receive 3M HIBOR Qtrly 0.50% Qtrly 3/20/2024 HKD 2,500,000 18 701 719
Receive 3M STIBOR Qtrly 0.50% Annual 3/17/2027 SEK 25,500,000 (19,087) 37,131 18,044
Receive 6M BBR Semi 1.50% Semi 12/11/2031 AUD 100,000 (1,271) 2,623 1,352
Receive 6M BBR Semi 1.50% Semi 3/11/2032 AUD 2,300,000 1,989 38,870 40,859
Receive 6M BUBOR Semi 2.50% Annual 12/20/2023 HUF 15,700,000 (297) 563 266
Receive 6M BUBOR Semi 2.50% Annual 3/20/2024 HUF 955,500,000 5,363 20,408 25,771
Receive 6M EURIBOR Semi 0.50% Annual 12/15/2023 EUR 6,300,000 2,181 12,023 14,204
Receive 6M EURIBOR Semi 0.50% Annual 3/18/2024 EUR 16,000,000 21,247 29,849 51,096
Receive 6M EURIBOR Semi 0.25% Annual 12/15/2026 EUR 3,900,000 12,836 6,446 19,282
Receive 6M EURIBOR Semi 0.25% Annual 3/16/2027 EUR 11,100,000 (27,404) 107,386 79,982
Receive 6M LIBOR Semi 0.00% Semi 12/16/2026 JPY 961,500,000 10,917 3,169 14,086
Receive 6M LIBOR Semi 0.00% Semi 3/17/2027 JPY 1,145,900,000 (6,603) 26,963 20,360
Receive 6M NIBOR Semi 1.50% Annual 3/17/2027 NOK 44,600,000 12,157 70,681 82,838
Receive 6M PRIBOR Semi 2.50% Annual 3/20/2024 CZK 37,300,000 6,434 9,946 16,380
Receive 6M WIBOR Semi 1.00% Annual 12/20/2023 PLN 7,000,000 386 14,732 15,118
Receive 6M WIBOR Semi 1.00% Annual 3/20/2024 PLN 2,800,000 4,205 5,021 9,226
329,010 523,441 852,451
Pay 1D SONIA Annual 0.25% Annual 12/15/2023 GBP 32,400,000 (77,164) (210,145) (287,309)
Pay 1D SONIA Annual 0.25% Annual 3/18/2024 GBP 5,900,000 (64,199) (1,955) (66,154)
Pay 1D SONIA Annual 0.75% Annual 3/16/2032 GBP 700,000 (19,106) 111 (18,995)
Pay 1M TIIE Monthly 6.50% Monthly 12/13/2023 MXN 32,600,000 4,627 (8,542) (3,915)
Pay 1M TIIE Monthly 6.50% Monthly 3/13/2024 MXN 35,200,000 3,370 (14,791) (11,421)
Pay 3M BA Qtrly 1.00% Semi 12/13/2023 CAD 15,000,000 6,370 (25,990) (19,620)
Pay 3M BA Qtrly 1.00% Semi 3/14/2024 CAD 12,000,000 (12,643) (31,566) (44,209)
Pay 3M BBR Qtrly 1.00% Semi 12/13/2023 NZD 1,000,000 (2,828) (4,731) (7,559)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 1.50% Semi 12/13/2023 NZD 1,500,000 $ 1,701 $ (2,905) $ (1,204)
Pay 3M BBR Qtrly 1.50% Semi 3/13/2024 NZD 5,100,000 (7,771) (5,767) (13,538)
Pay 3M BBR Qtrly 1.50% Semi 3/10/2027 NZD 600,000 (5,576) (4,667) (10,243)
Pay 3M BBR Qtrly 2.00% Semi 12/10/2031 NZD 200,000 (3,671) 14 (3,657)
Pay 3M BBR Qtrly 2.00% Semi 3/10/2032 NZD 200,000 (1,485) (2,835) (4,320)
Pay 3M CD_KSDA Qtrly 1.50% Qtrly 12/20/2023 KRW 2,248,200,000 1,078 (6,996) (5,918)
Pay 3M CD_KSDA Qtrly 1.50% Qtrly 3/20/2024 KRW 1,264,100,000 (555) (4,482) (5,037)
Pay 3M JIBAR Qtrly 5.00% Qtrly 12/20/2023 ZAR 43,900,000 (1,380) (7,392) (8,772)
Pay 3M JIBAR Qtrly 5.00% Qtrly 3/20/2024 ZAR 19,100,000 (3,706) (7,357) (11,063)
Pay 3M LIBOR Qtrly 0.50% Semi 3/18/2024 USD 3,100,000 (6,118) (422) (6,540)
Pay 3M STIBOR Qtrly 0.00% Annual 3/20/2024 SEK 74,700,000 (32,947) (4,162) (37,109)
Pay 3M STIBOR Qtrly 0.50% Annual 3/17/2032 SEK 6,800,000 (12,520) (23,256) (35,776)
Pay 6M BBR Semi 1.00% Semi 12/10/2026 AUD 2,800,000 (3,830) (4,154) (7,984)
Pay 6M BBR Semi 1.00% Semi 3/11/2027 AUD 8,700,000 3,837 (59,417) (55,580)
Pay 6M EURIBOR Semi 0.00% Annual 12/15/2031 EUR 3,200,000 (39,153) (29,759) (68,912)
Pay 6M LIBOR Semi 0.00% Semi 12/20/2023 JPY 736,400,000 2,458 (4,567) (2,109)
Pay 6M LIBOR Semi 0.00% Semi 3/21/2024 JPY 1,017,800,000 1,462 (6,238) (4,776)
Pay 6M LIBOR Semi 0.50% Annual 3/17/2027 CHF 400,000 (2,528) (3,876) (6,404)
Pay 6M LIBOR Semi 0.00% Semi 12/17/2031 JPY 334,900,000 (31,097) (5,431) (36,528)
Pay 6M LIBOR Semi 0.00% Annual 12/17/2031 CHF 700,000 9,876 (20,143) (10,267)
Pay 6M LIBOR Semi 0.00% Semi 3/17/2032 JPY 375,200,000 (26,527) (17,749) (44,276)
Pay 6M LIBOR Semi 0.00% Annual 3/17/2032 CHF 500,000 1,599 (11,201) (9,602)
Pay 6M NIBOR Semi 1.50% Annual 3/20/2024 NOK 28,400,000 8,945 (16,113) (7,168)
Pay 6M NIBOR Semi 1.50% Annual 3/17/2032 NOK 17,600,000 (45,052) (35,892) (80,944)
Receive 3M BA Qtrly 1.75% Semi 12/14/2026 CAD 3,900,000 (60,251) 41,132 (19,119)
Receive 3M BA Qtrly 1.75% Semi 3/15/2027 CAD 1,500,000 (13,961) 11,542 (2,419)
Receive 3M BBR Qtrly 0.50% Qtrly 12/07/2023 AUD 17,300,000 (54,660) 15,039 (39,621)
Receive 3M BBR Qtrly 0.50% Qtrly 3/07/2024 AUD 10,600,000 (16,261) 9,508 (6,753)
Receive 3M LIBOR Qtrly 0.50% Semi 12/15/2023 USD 11,000,000 (29,668) 19,629 (10,039)
Receive 3M LIBOR Qtrly 1.75% Semi 12/15/2031 USD 2,400,000 (80,064) 39,934 (40,130)
Receive 3M LIBOR Qtrly 1.75% Semi 3/16/2032 USD 2,300,000 (45,093) 18,873 (26,220)
Receive 3M STIBOR Qtrly 1.00% Annual 3/17/2032 SEK 9,000,000 (6,078) (633) (6,711)
Receive 6M LIBOR Semi 0.50% Annual 12/20/2023 CHF 8,900,000 (28,392) 18,003 (10,389)
Receive 6M LIBOR Semi 0.50% Annual 3/20/2024 CHF 3,700,000 (8,416) 7,778 (638)
Receive 6M WIBOR Semi 1.50% Annual 12/20/2023 PLN 6,700,000 (8,529) 6,331 (2,198)
(705,906) (395,240) (1,101,146)
$ (376,896) $ 128,201 $ (248,695)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
(a) Floating rate indices at September 30, 2021 were as follows:
1 Day Sterling Overnight Index Average (''SONIA''): 0.05%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 4.75%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.02%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.45%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.14%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.68%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 1.04%
3 Month London Interbank Offered Rate (''LIBOR''): 0.13%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.07%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.05%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 1.85%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.53%
6 Month London Interbank Offered Rate (''LIBOR''): 0.16%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.74%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 1.50%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.21%
Futures contracts outstanding as of September 30, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
U.S. Treasury 10 Year Note 66 12/2021 USD $ 8,694,469 $ (93,352)
U.S. Treasury 2 Year Note 1 12/2021 USD 220,078 (88)
(93,440)
Short Contracts
Euro-BTP (2) 12/2021 EUR (352,254) 428
Euro-Bund (34) 12/2021 EUR (6,694,869) 103,620
Euro-OAT (25) 12/2021 EUR (4,807,153) 64,969
Long Gilt (43) 12/2021 GBP (7,266,030) 200,015
U.S. Treasury 5 Year Note (15) 12/2021 USD (1,842,070) 11,155
380,187
$ 286,747
Forward foreign currency contracts outstanding as of September 30, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,003,250 USD 719,694 CITI 12/15/2021 $ 5,864
AUD 1,003,248 USD 719,693 JPMC 12/15/2021 5,863
BRL 405,188 USD 73,322 CITI
**
12/15/2021 149
BRL 405,186 USD 73,322 JPMC
**
12/15/2021 149
CAD 201,625 USD 157,844 CITI 12/15/2021 1,339
CAD 49,624 USD 38,486 JPMC 12/15/2021 692
COP 420,000,001 USD 108,317 CITI
**
12/15/2021 1,433
COP 419,999,999 USD 108,317 JPMC
**
12/15/2021 1,433
CZK 250,000 USD 11,338 CITI 12/15/2021 63
CZK 250,000 USD 11,338 JPMC 12/15/2021 63
INR 12,051,751 USD 160,347 CITI
**
12/15/2021 659
INR 12,051,746 USD 160,347 JPMC
**
12/15/2021 659
JPY 3,035,500 USD 27,220 CITI 12/15/2021 73

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 3,035,500 USD 27,220 JPMC 12/15/2021 $ 73
NOK 3,722,499 USD 421,587 CITI 12/15/2021 3,980
NOK 3,722,501 USD 421,588 JPMC 12/15/2021 3,980
RUB 32,750,003 USD 436,774 CITI
**
12/15/2021 7,369
RUB 32,749,997 USD 436,775 JPMC
**
12/15/2021 7,369
SEK 1,902,126 USD 215,347 CITI 12/15/2021 2,085
SEK 1,902,124 USD 215,347 JPMC 12/15/2021 2,085
SGD 30,000 USD 22,057 CITI 12/15/2021 34
SGD 30,000 USD 22,057 JPMC 12/15/2021 34
USD 2,870,906 AUD 3,919,137 CITI 12/15/2021 36,557
USD 1,716,795 AUD 2,343,134 JPMC 12/15/2021 22,223
USD 41,368 BRL 221,500 CITI
**
12/15/2021 1,204
USD 41,368 BRL 221,500 JPMC
**
12/15/2021 1,204
USD 3,099,553 CAD 3,908,599 CITI 12/15/2021 13,705
USD 2,946,186 CAD 3,714,595 JPMC 12/15/2021 13,505
USD 1,398,268 CHF 1,285,503 CITI 12/15/2021 16,254
USD 1,398,260 CHF 1,285,497 JPMC 12/15/2021 16,252
USD 25,473 CLP 20,000,000 CITI
**
12/15/2021 972
USD 25,472 CLP 20,000,000 JPMC
**
12/15/2021 971
USD 34,351 COP 130,000,002 CITI
**
12/15/2021 381
USD 34,351 COP 130,000,000 JPMC
**
12/15/2021 381
USD 296,294 CZK 6,450,001 CITI 12/15/2021 2,161
USD 296,293 CZK 6,449,999 JPMC 12/15/2021 2,161
USD 1,718,376 EUR 1,451,558 CITI 12/15/2021 34,335
USD 678,287 EUR 575,546 JPMC 12/15/2021 10,561
USD 837,796 GBP 611,502 CITI 12/15/2021 13,756
USD 837,790 GBP 611,498 JPMC 12/15/2021 13,755
USD 26,451 HUF 8,028,500 CITI 12/15/2021 642
USD 26,451 HUF 8,028,500 JPMC 12/15/2021 642
USD 6,069 IDR 87,500,001 CITI
**
12/15/2021 10
USD 6,069 IDR 87,500,000 JPMC
**
12/15/2021 10
USD 182,677 ILS 588,000 CITI 12/15/2021 163
USD 182,677 ILS 588,000 JPMC 12/15/2021 164
USD 2,152 INR 159,500 CITI
**
12/15/2021 22
USD 2,152 INR 159,500 JPMC
**
12/15/2021 22
USD 3,482,216 JPY 382,285,738 CITI 12/15/2021 45,032
USD 3,117,413 JPY 342,243,730 JPMC 12/15/2021 40,252
USD 303,392 KRW 353,684,500 CITI
**
12/15/2021 5,066
USD 303,392 KRW 353,684,500 JPMC
**
12/15/2021 5,066
USD 255,615 MXN 5,232,500 CITI 12/15/2021 4,819
USD 255,614 MXN 5,232,500 JPMC 12/15/2021 4,818
USD 194,714 NOK 1,692,626 CITI 12/15/2021 1,208
USD 194,714 NOK 1,692,626 JPMC 12/15/2021 1,208
USD 247,333 NZD 355,251 CITI 12/15/2021 2,228
USD 247,332 NZD 355,249 JPMC 12/15/2021 2,228
USD 335,181 PHP 16,950,002 CITI
**
12/15/2021 6,322
USD 335,180 PHP 16,949,998 JPMC
**
12/15/2021 6,322
USD 113,317 PLN 437,000 CITI 12/15/2021 3,468
USD 113,316 PLN 437,000 JPMC 12/15/2021 3,468
USD 263,876 SEK 2,292,500 CITI 12/15/2021 1,821
USD 263,876 SEK 2,292,500 JPMC 12/15/2021 1,820
USD 625,784 SGD 844,378 CITI 12/15/2021 4,011
USD 625,779 SGD 844,372 JPMC 12/15/2021 4,011
USD 65,342 TWD 1,800,000 CITI
**
12/15/2021 369
USD 65,342 TWD 1,800,000 JPMC
**
12/15/2021 369
USD 15,967 ZAR 232,500 CITI 12/15/2021 683
USD 15,967 ZAR 232,500 JPMC 12/15/2021 683
ZAR 1,391,001 USD 89,846 CITI 12/15/2021 1,587

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 1,390,998 USD 89,846 JPMC 12/15/2021 $ 1,587
Total unrealized appreciation 395,907
AUD 1,669,252 USD 1,219,351 CITI 12/15/2021 (12,135)
AUD 1,003,250 USD 736,788 JPMC 12/15/2021 (11,230)
BRL 2,926,818 USD 546,806 CITI
**
12/15/2021 (16,099)
BRL 2,926,808 USD 546,805 JPMC
**
12/15/2021 (16,099)
CAD 158,876 USD 125,916 CITI 12/15/2021 (483)
CAD 148,875 USD 118,009 JPMC 12/15/2021 (472)
CLP 75,000,000 USD 95,320 CITI
**
12/15/2021 (3,442)
CLP 75,000,000 USD 95,321 JPMC
**
12/15/2021 (3,442)
COP 65,000,000 USD 17,064 CITI
**
12/15/2021 (79)
COP 65,000,000 USD 17,064 JPMC
**
12/15/2021 (79)
EUR 1,290,502 USD 1,517,239 CITI 12/15/2021 (20,048)
EUR 509,498 USD 598,480 JPMC 12/15/2021 (7,380)
HUF 60,813,500 USD 203,540 CITI 12/15/2021 (8,043)
HUF 60,813,500 USD 203,541 JPMC 12/15/2021 (8,044)
ILS 25,000 USD 7,786 CITI 12/15/2021 (26)
ILS 25,000 USD 7,786 JPMC 12/15/2021 (26)
INR 4,017,253 USD 54,366 CITI
**
12/15/2021 (697)
INR 4,017,250 USD 54,366 JPMC
**
12/15/2021 (697)
JPY 83,830,502 USD 761,941 CITI 12/15/2021 (8,210)
JPY 83,830,498 USD 761,942 JPMC 12/15/2021 (8,211)
KRW 199,205,501 USD 170,460 CITI
**
12/15/2021 (2,434)
KRW 199,205,499 USD 170,460 JPMC
**
12/15/2021 (2,434)
MXN 17,924,503 USD 871,101 CITI 12/15/2021 (11,972)
MXN 17,924,497 USD 871,102 JPMC 12/15/2021 (11,973)
NOK 7,770,500 USD 896,847 CITI 12/15/2021 (8,499)
NOK 7,770,500 USD 896,848 JPMC 12/15/2021 (8,501)
NZD 474,000 USD 331,041 CITI 12/15/2021 (4,005)
NZD 474,000 USD 331,041 JPMC 12/15/2021 (4,005)
PLN 451,500 USD 117,025 CITI 12/15/2021 (3,532)
PLN 451,500 USD 117,025 JPMC 12/15/2021 (3,532)
SEK 5,706,377 USD 657,843 CITI 12/15/2021 (5,547)
SEK 5,706,373 USD 657,844 JPMC 12/15/2021 (5,548)
SGD 200,000 USD 148,550 CITI 12/15/2021 (1,276)
SGD 200,000 USD 148,550 JPMC 12/15/2021 (1,277)
USD 1,347,698 AUD 1,878,664 CITI 12/15/2021 (10,967)
USD 1,347,695 AUD 1,878,662 JPMC 12/15/2021 (10,968)
USD 1,561,944 CAD 1,995,032 CITI 12/15/2021 (13,139)
USD 821,289 CAD 1,055,032 JPMC 12/15/2021 (11,662)
USD 61,647 CHF 57,500 CITI 12/15/2021 (170)
USD 61,647 CHF 57,500 JPMC 12/15/2021 (170)
USD 100,319 COP 390,000,000 CITI
**
12/15/2021 (1,592)
USD 100,318 COP 389,999,998 JPMC
**
12/15/2021 (1,593)
USD 18,071 IDR 262,499,999 CITI
**
12/15/2021 (106)
USD 18,071 IDR 262,500,000 JPMC
**
12/15/2021 (106)
USD 164,546 ILS 532,000 CITI 12/15/2021 (585)
USD 164,546 ILS 532,000 JPMC 12/15/2021 (586)
USD 47,912 INR 3,598,000 CITI
**
12/15/2021 (156)
USD 47,912 INR 3,598,000 JPMC
**
12/15/2021 (156)
USD 8,418 KRW 10,000,000 CITI
**
12/15/2021 (17)
USD 8,418 KRW 10,000,000 JPMC
**
12/15/2021 (17)
USD 566,162 NOK 5,077,873 CITI 12/15/2021 (14,356)
USD 566,161 NOK 5,077,875 JPMC 12/15/2021 (14,357)
USD 242,848 NZD 355,251 CITI 12/15/2021 (2,257)
USD 242,893 NZD 355,249 JPMC 12/15/2021 (2,212)
USD 16,905 SEK 148,500 CITI 12/15/2021 (70)
USD 16,905 SEK 148,500 JPMC 12/15/2021 (70)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
AQR CORE PLUS BOND FUND
Schedule of Investments
September 30, 2021
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 88,401 SGD 120,626 CITI 12/15/2021 $ (424)
USD 88,399 SGD 120,624 JPMC 12/15/2021 (424)
USD 21,560 TWD 600,000 CITI
**
12/15/2021 (97)
USD 21,560 TWD 600,000 JPMC
**
12/15/2021 (97)
USD 22,152 ZAR 339,000 CITI 12/15/2021 (131)
USD 22,152 ZAR 339,000 JPMC 12/15/2021 (131)
ZAR 3,060,002 USD 207,457 CITI 12/15/2021 (6,314)
ZAR 3,059,999 USD 207,472 JPMC 12/15/2021 (6,329)
Total unrealized depreciation (298,736)
Net unrealized appreciation $ 97,171
** Non-deliverable forward.
Collateral pledged to, or (received from), each counterparty at September 30, 2021 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITG
Cash $ – $ 1,131,203 $ 1,131,203
CITI
Cash (100,000) – (100,000)
Investment Companies 240,016 – 240,016
CRSU
Cash – 125,757 125,757
JPMC
Cash 476,325 – 476,325
JPMS
Cash – 2,074,501 2,074,501
MSCS
Cash 110,028 – 110,028

Schedule of Investments
AQR Funds | Annual Report | September 2021
September 30, 2021
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MSCS - Morgan Stanley Capital Services LLC
The following reference rates, and their values as of period end, are used for security descriptions:
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.13%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.71%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.04%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Euro Short-Term Rate ("ESTR"): -0.58%
Tokyo Overnight Average Rate (“TONAR”): -0.05%

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 745,124,597 $ 82,739,633 $ 378,702,450 $ 465,969,167
Investments in securities of unaffiliated issuers, at value* .......... $ 1,298,932,206 $ 131,284,296 $ 497,727,238 $ 639,290,225
Cash ................................................. — — 8,891 —
Cash denominated in foreign currencies
‡
...................... — — 1,754,685 3,128,860
Deposits with brokers for futures contracts ..................... 2,668,156 292,579 1,366,792 1,895,532
Variation margin on futures contracts ......................... — — — 232,197
Receivables:
Foreign tax reclaims ................................... — — 1,453,934 10,010
Dividends ........................................... 1,014,833 55,243 2,057,735 1,822,079
Capital shares sold .................................... 463,973 152,869 167,597 148,593
Prepaid expenses .......................................
39,445 25,524 30,145 22,071
Total Assets 1,303,118,613 131,810,511 504,567,017 646,549,567
LIABILITIES:
Due to custodian ........................................ — — — 1,978
Variation margin on futures contracts ......................... 547,999 42,482 253,680 —
Payables: – – – –
Securities purchased ................................... — — 647 604
Collateral received on securities loaned ..................... 1,017,901 1,057,300 — 1,049,169
Accrued investment advisory fees ......................... 296,198 42,546 122,123 207,644
Accrued distribution fees—Class N ........................ 1,856 1,688 891 824
Capital shares redeemed ............................... 832,292 52,709 73,373 184,506
Deferred foreign capital gains tax ......................... — — — 1,622,361
Other accrued expenses and liabilities ........................
146,313 54,268 92,475 203,830
Total Liabilities 2,842,559 1,250,993 543,189 3,270,916
Net Assets $ 1,300,276,054 $ 130,559,518 $ 504,023,828 $ 643,278,651
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 611,804,394 $ 75,624,055 $ 391,001,942 $ 480,471,894
Total distributable earnings (loss) ...........................
688,471,660 54,935,463 113,021,886 162,806,757
Net Assets $ 1,300,276,054 $ 130,559,518 $ 504,023,828 $ 643,278,651
NET ASSETS:
Class I ............................................... $ 283,305,495 $ 67,829,417 $ 81,680,100 $ 66,600,733
Class N ............................................... 8,726,129 8,122,839 4,184,110 3,884,476
Class R6 .............................................. 1,008,244,430 54,607,262 418,159,618 572,793,442
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,594,164 3,689,600 6,225,267 5,460,518
Class N ............................................... 416,504 443,339 319,890 317,900
Class R6 .............................................. 48,411,191 2,966,042 31,912,193 46,939,594
NET ASSET VALUE: – – – –
Class I ............................................... $ 20.84 $ 18.38 $ 13.12 $ 12.20
Class N ............................................... $ 20.95 $ 18.32 $ 13.08 $ 12.22
Class R6 .............................................. $ 20.83 $ 18.41 $ 13.10 $ 12.20
* Includes market value of securities out on loan ................ $ 997,496 $ 1,016,504 $ — $ 995,922
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 1,763,043 $ 3,141,890

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 735,521,155 $ 203,126,646 $ 425,423,674 $ 3,490,299,021
Investments in securities of unaffiliated issuers, at value* .......... $ 1,161,488,422 $ 286,900,985 $ 599,002,068 $ 5,677,271,044
Cash ................................................. 31 21,271 15,753 —
Cash denominated in foreign currencies
‡
...................... 398 — 2,121,218 —
Deposits with brokers for futures contracts ..................... 2,695,447 729,956 1,425,298 9,246,159
Receivables:
Foreign tax reclaims ................................... — — 1,374,941 —
Dividends ........................................... 487,545 82,288 1,146,923 3,849,542
Capital shares sold .................................... 450,291 288,353 132,828 1,916,110
Prepaid expenses .......................................
40,396 30,460 34,238 117,179
Total Assets 1,165,162,530 288,053,313 605,253,267 5,692,400,034
LIABILITIES:
Variation margin on futures contracts ......................... 553,553 106,641 88,026 1,899,980
Payables: – – – –
Securities purchased ................................... — 21,273 993 —
Collateral received on securities loaned ..................... 2,954,257 10,053,554 3,529,683 3,066,167
Accrued investment advisory fees ......................... 281,745 87,754 156,953 1,266,364
Accrued distribution fees—Class N ........................ 12,359 1,241 14,730 93,011
Capital shares redeemed ............................... 482,935 91,074 117,539 5,319,455
Other accrued expenses and liabilities ........................
185,109 78,689 140,394 822,544
Total Liabilities 4,469,958 10,440,226 4,048,318 12,467,521
Net Assets $ 1,160,692,572 $ 277,613,087 $ 601,204,949 $ 5,679,932,513
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 564,913,842 $ 139,770,400 $ 438,777,920 $ 3,371,040,510
Total distributable earnings (loss) ...........................
595,778,730 137,842,687 162,427,029 2,308,892,003
Net Assets $ 1,160,692,572 $ 277,613,087 $ 601,204,949 $ 5,679,932,513
NET ASSETS:
Class I ............................................... $ 794,697,790 $ 210,181,224 $ 332,293,276 $ 3,903,176,333
Class N ............................................... 58,375,929 5,907,912 68,274,871 432,165,298
Class R6 .............................................. 307,618,853 61,523,951 200,636,802 1,344,590,882
SHARES OUTSTANDING: – – – –
Class I ............................................... 29,516,085 8,105,017 17,386,714 131,882,887
Class N ............................................... 2,168,791 228,039 3,584,618 14,651,144
Class R6 .............................................. 11,466,385 2,380,310 10,513,011 45,467,132
NET ASSET VALUE: – – – –
Class I ............................................... $ 26.92 $ 25.93 $ 19.11 $ 29.60
Class N ............................................... $ 26.92 $ 25.91 $ 19.05 $ 29.50
Class R6 .............................................. $ 26.83 $ 25.85 $ 19.08 $ 29.57
* Includes market value of securities out on loan ................ $ 2,890,632 $ 9,647,809 $ 3,364,513 $ 3,009,000
‡
Cash denominated in foreign currencies, at cost ............... $ 417 $ — $ 2,126,175 $ —

Statements of Assets and Liabilities

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE PLUS
BOND FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 217,151,446 $ 259,453,520 $ 88,507,207 $ 83,140,483
Investments in securities of unaffiliated issuers, at value* .......... $ 269,915,360 $ 318,804,763 $ 100,097,231 $ 82,779,431
Cash ................................................. 28,788 — 825 —
Cash denominated in foreign currencies
‡
...................... 906,750 971,153 523,187 47,846
Unrealized appreciation on forward foreign currency exchange contracts .............................................. — 2,186,294 721,493 395,907
Unrealized appreciation on OTC swaps ....................... — 119,691 18,561 —
Due from broker ........................................ — 8,028 257,805 586,353
Deposits with brokers for centrally cleared swaps (unamortized upfront
(receipts) $—, $—, $— and $(519,686), respectively) ............ — — — 2,725,211
Deposits with brokers for futures contracts ..................... 693,426 10,462,577 3,704,950 410,024
Variation margin on centrally cleared swaps .................... — — — 64,797
Variation margin on futures contracts ......................... — 193,418 — 48,832
Receivables:
Securities sold ....................................... — 99,935 10,404 1,496,623
Securities sold—delayed delivery securities .................. — — — 578,238
Foreign tax reclaims ................................... 485,019 437,520 840,472 —
Dividends and interest .................................. 796,064 486,625 297,234 346,921
Capital shares sold .................................... 190,135 49,135 1,327 5,932
Due from Investment Adviser ............................. — — — 280
Prepaid expenses .......................................
33,834 19,032 30,609 22,979
Total Assets 273,049,376 333,838,171 106,504,098 89,509,374
LIABILITIES:
TBA sale commitments, at value (proceeds  $–, $–, $– and $578,238) — — — 578,698
Due to broker .......................................... — 102,578 134,436 100,000
Unrealized depreciation on forward foreign currency exchange contracts .............................................. — 2,567,882 511,609 298,736
Unrealized depreciation on OTC swaps ....................... — 496,387 44,713 —
Variation margin on futures contracts ......................... 42,692 — 189,938 —
Payables: – – – –
Securities purchased ................................... 599 135,153 19,790 1,297,483
Securities purchased—delayed delivery securities ............. — — — 20,173,965
Collateral received on securities loaned ..................... 1,201,393 — — 211,157
Accrued investment advisory fees ......................... 57,401 151,920 26,902 —
Accrued distribution fees—Class N ........................ 1,962 1,627 138 130
Capital shares redeemed ............................... 613,099 64 19,068 2,969
Other accrued expenses and liabilities ........................
83,045 88,141 87,714 72,533
Total Liabilities 2,000,191 3,543,752 1,034,308 22,735,671
Net Assets $ 271,049,185 $ 330,294,419 $ 105,469,790 $ 66,773,703
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 220,159,803 $ 238,102,787 $ 100,235,651 $ 65,674,945
Total distributable earnings (loss) ...........................
50,889,382 92,191,632 5,234,139 1,098,758
Net Assets $ 271,049,185 $ 330,294,419 $ 105,469,790 $ 66,773,703
NET ASSETS:
Class I ............................................... $ 117,802,874 $ 16,256,024 $ 56,319,043 $ 38,995,314
Class N ............................................... 9,129,164 7,706,118 639,602 624,680
Class R6 .............................................. 144,117,147 306,332,277 48,511,145 27,153,709
SHARES OUTSTANDING: – – – –
Class I ............................................... 7,810,200 1,555,962 5,255,403 3,861,797
Class N ............................................... 585,280 746,740 58,215 61,967
Class R6 .............................................. 9,556,811 29,121,791 4,216,645 2,688,745
NET ASSET VALUE: – – – –
Class I ............................................... $ 15.08 $ 10.45 $ 10.72 $ 10.10
Class N ............................................... $ 15.60 $ 10.32 $ 10.99 $ 10.08
Class R6 .............................................. $ 15.08 $ 10.52 $ 11.50 $ 10.10
* Includes market value of securities out on loan ................ $ 1,145,171 $ — $ — $ 206,887
‡
Cash denominated in foreign currencies, at cost ............... $ 912,197 $ 973,454 $ 525,615 $ 48,316

Statements of Operations

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
INVESTMENT INCOME:
Dividend income
†
....................................... $ 19,888,023 $ 1,342,489 $ 13,679,772 $ 16,818,291
Securities lending income, net .............................. 11,074 47,615 2,232 16,339
Other income (Note 3) .................................... — 266,684 17,082 25,805
Total Income 19,899,097 1,656,788 13,699,086 16,860,435
EXPENSES:
Investment advisory fees .................................. 3,230,442 615,133 1,653,328 3,066,320
Custody fees ........................................... 46,572 30,214 77,591 313,233
Administration & accounting fees ............................ 268,663 28,605 84,553 111,497
Legal fees ............................................. 43,804 3,720 13,171 18,674
Audit & tax fees ......................................... 52,718 62,805 88,344 97,416
Shareholder reporting fees ................................ 66,437 21,245 50,232 44,154
Transfer agent fees ...................................... 294,579 84,477 98,169 75,400
Trustee fees ........................................... 64,431 7,162 20,452 26,895
Distribution fees—Class N ................................. 28,610 20,862 13,029 7,258
Interest expense ........................................ 63,005 9,912 18,327 24,559
Interfund lending expense ................................. 532 — — —
Recoupment of waiver and/or reimbursement .................. 28,290 — — —
Registration fees ........................................ 88,114 59,030 67,538 58,718
Reorganization expense (Note 2) ........................... 50,212 5,204 12,167 47,764
Tax expense (Note 3) .................................... — 150,861 3,097 8,260
Other expenses ........................................ 31,826 — 11,834 29,954
Total Expenses 4,358,235 1,099,230 2,211,832 3,930,102
Less expense reimbursements ............................. (63,815) (153,798) (220,291) (445,061)
Net Expenses 4,294,420 945,432 1,991,541 3,485,041
Net Investment Income (Loss) 15,604,677 711,356 11,707,545 13,375,394
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 145,153,872 49,017,443 15,073,542 3,505,358
Settlement of foreign currency and foreign currency transactions .. — — 89,875 (352,813)
Expiration or closing of futures contracts .................... 18,937,232 771,491 4,169,192 5,662,756
Net realized gain (loss) 164,091,104 49,788,934 19,332,609 8,815,301
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net changes in deferred capital gain country tax accrual s of $—, $—, $— and $ 1,622,361 ) 162,567,018 7,728,239 42,486,107 25,996,833
Foreign currency and foreign currency transactions ............ — — (76,616) (39,486)
Futures contracts ..................................... (1,648,199) 19,966 (838,823) (993,042)
Net change in unrealized appreciation (depreciation) 160,918,819 7,748,205 41,570,668 24,964,305
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 325,009,923 57,537,139 60,903,277 33,779,606
Net increase (decrease) in net assets resulting from operations $ 340,614,600 $ 58,248,495 $ 72,610,822 $ 47,155,000
________________
†
Net of foreign taxes withheld of ............................ $ 24,356 $ 5,100 $ 1,352,613 $ 1,925,307

Statements of Operations

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 8,090,800 $ 1,357,282 $ 10,501,035 $ 90,577,335
Affiliated issuers ...................................... — — — 44,253
Securities lending income, net .............................. 20,300 242,568 4,700 19,816
Other income (Note 3) .................................... — — — 43,940
Non-cash dividend income from non-affiliates .................. — — 764,356 —
Total Income 8,111,100 1,599,850 11,270,091 90,685,344
EXPENSES:
Investment advisory fees .................................. 2,480,301 1,178,820 2,135,488 15,078,989
Custody fees ........................................... 41,281 33,325 99,401 162,862
Administration & accounting fees ............................ 205,514 54,489 110,835 1,269,490
Legal fees ............................................. 39,568 15,736 18,528 229,705
Audit & tax fees ......................................... 54,146 59,339 83,497 48,375
Shareholder reporting fees ................................ 57,418 37,074 50,923 262,944
Transfer agent fees ...................................... 769,752 215,261 394,637 3,595,998
Trustee fees ........................................... 49,246 13,712 27,090 304,507
Distribution fees—Class N ................................. 140,215 14,648 170,703 1,154,696
Interest expense ........................................ 44,867 12,472 23,875 269,965
Recoupment of waiver and/or reimbursement .................. 37,588 — — 110,257
Registration fees ........................................ 73,023 60,194 61,494 186,201
Reorganization expense (Note 2) ........................... 42,542 10,910 21,170 —
Tax expense (Note 3) .................................... — — — 19,146
Other expenses ........................................ 11,794 1,788 19,104 163,711
Total Expenses 4,047,255 1,707,768 3,216,745 22,856,846
Less expense reimbursements ............................. (67,214) (158,046) (227,818) (14,701)
Net Expenses 3,980,041 1,549,722 2,988,927 22,842,145
Net Investment Income (Loss) 4,131,059 50,128 8,281,164 67,843,199
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 186,617,519 61,106,621 30,497,630 117,789,135
Transactions in investment securities of affiliated issuers ........ — — — (66,680)
Distributions of capital gains received from affiliated issuers ...... — — — 29,246
Settlement of foreign currency and foreign currency transactions .. — — (28,122) —
Expiration or closing of futures contracts .................... 7,813,111 2,409,241 4,082,216 68,185,633
Net realized gain (loss) 194,430,630 63,515,862 34,551,724 185,937,334
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 49,934,702 12,385,791 44,394,631 886,700,367
Investment securities of affiliated issuers ................... — — — 37,199
Foreign currency and foreign currency transactions ............ (4) — (52,705) —
Futures contracts ..................................... (1,846,125) (35,883) (627,066) (11,597,714)
Net change in unrealized appreciation (depreciation) 48,088,573 12,349,908 43,714,860 875,139,852
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 242,519,203 75,865,770 78,266,584 1,061,077,186
Net increase (decrease) in net assets resulting from operations $ 246,650,262 $ 75,915,898 $ 86,547,748 $ 1,128,920,385
________________
†
Net of foreign taxes withheld of ............................ $ 556 $ 5,630 $ 1,056,356 $ 7,545

Statements of Operations

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
INVESTMENT INCOME:
Dividend income
†
....................................... $ 6,473,852 $ 7,249,912 $ 3,492,266 $ 2,141
Interest income
†
........................................ — — — 1,250,303
Securities lending income, net .............................. 988 2,615 887 1,325
European U nion tax reclaims ............................... — — 186,726 —
Total Income 6,474,840 7,252,527 3,679,879 1,253,769
EXPENSES:
Investment advisory fees .................................. 1,009,243 2,078,756 781,614 286,327
Custody fees ........................................... 43,167 61,146 73,981 22,900
Administration & accounting fees ............................ 52,577 72,468 25,313 19,237
Legal fees ............................................. 8,733 32,800 13,343 7,891
Audit & tax fees ......................................... 78,589 95,614 98,700 91,107
Shareholder reporting fees ................................ 21,931 22,395 17,515 17,674
Transfer agent fees ...................................... 163,722 45,772 76,510 67,031
Trustee fees ........................................... 13,446 18,230 6,911 5,803
Distribution fees—Class N ................................. 24,359 17,311 6,857 1,590
Interest expense ........................................ 11,096 15,897 5,787 4,362
Interfund lending expense ................................. 12 2,710 — 79
Recoupment of waiver and/or reimbursement .................. — — 689 —
Registration fees ........................................ 78,507 74,408 52,181 58,278
Other expenses ........................................ 12,115 13,085 9,216 28,937
Total Expenses 1,517,497 2,550,592 1,168,617 611,216
Less expense reimbursements ............................. (200,091) (65,326) (184,515) (218,340)
Net Expenses 1,317,406 2,485,266 984,102 392,876
Net Investment Income (Loss) 5,157,434 4,767,261 2,695,777 860,893
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 397,577 55,848,019 20,029,924 2,864,928
Settlement of foreign currency and foreign currency transactions .. 85,168 69,094 49,745 (54,867)
Settlement of forward foreign currency contracts .............. — (3,681,779) (1,740,367) 387,472
Expiration or closing of futures contracts .................... 2,261,807 5,684,571 2,196,550 (326,377)
TBA sale commitments ................................. — — — 181,373
Expiration or closing of swap contracts ..................... — 1,474,955 302,940 (1,442,965)
Net realized gain (loss) 2,744,552 59,394,860 20,838,792 1,609,564
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ................. 26,866,536 9,398,480 (1,195,097) (5,167,329)
Foreign currency and foreign currency transactions ............ (29,584) (61,610) (109,679) (24,102)
Forward foreign currency exchange contracts ................ — (344,037) 825,996 (161,743)
Futures contracts ..................................... (276,815) (1,984,652) (622,932) 532,431
TBA sale commitments ................................. — — — (236)
Swap contracts ....................................... — (725,880) (208,858) 62,296
Net change in unrealized appreciation (depreciation) 26,560,137 6,282,301 (1,310,570) (4,758,683)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 29,304,689 65,677,161 19,528,222 (3,149,119)
Net increase (decrease) in net assets resulting from operations $ 34,462,123 $ 70,444,422 $ 22,223,999 $ (2,288,226)
________________
†
Net of foreign taxes withheld of ............................ $ 663,243 $ 325,303 $ 273,848 $ 5,864

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 15,604,677 $ 17,393,006 $ 711,356 $ 2,701,748
Net realized gain (loss) ............................. 164,091,104 102,362,594 49,788,934 (30,755,716)
Net change in unrealized appreciation (depreciation) ....... 160,918,819 (16,484,239) 7,748,205 (22,838,880)
Net increase (decrease) in net assets resulting from
operations 340,614,600 103,271,361 58,248,495 (50,892,848)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (20,406,150) (16,769,547) (834,038) (421,558)
Class N ......................................... (977,346) (476,407) (105,567) (38,224)
Class R6 ........................................ (84,221,823) (54,431,358) (1,134,309) (5,527,052)
Total distributions (105,605,319) (71,677,312) (2,073,914) (5,986,834)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 38,512,425 99,827,688 12,193,955 24,434,199
Issued in reorganization (Note 2) ...................... 91,755,938 — 18,721,330 —
Reinvestment of distributions ......................... 18,768,314 15,867,380 832,673 421,047
Cost of shares redeemed ........................... (131,560,263) (264,274,096) (20,700,020) (28,771,236)
Net increase (decrease) from capital transactions 17,476,414 (148,579,028) 11,047,938 (3,915,990)
CLASS N — — — —
Proceeds from shares sold .......................... 2,425,945 3,094,023 1,319,667 1,357,442
Issued in reorganization (Note 2) ...................... 2,638,888 — 4,711,660 —
Reinvestment of distributions ......................... 974,523 475,237 104,211 37,767
Cost of shares redeemed ........................... (10,226,973) (53,004,632) (5,753,012) (4,625,405)
Net increase (decrease) from capital transactions (4,187,617) (49,435,372) 382,526 (3,230,196)
CLASS R6 — — — —
Proceeds from shares sold .......................... 135,009,131 181,590,919 2,799,317 55,627,123
Issued in reorganization (Note 2) ...................... 219,637,808 — 3,460,988 —
Reinvestment of distributions ......................... 83,717,640 54,151,298 1,067,293 5,486,249
Cost of shares redeemed ........................... (479,568,452) (423,192,553) (202,360,598) (291,256,624)
Net increase (decrease) from capital transactions (41,203,873) (187,450,336) (195,033,000) (230,143,252)
Net increase (decrease) in net assets resulting from capital transactions (27,915,076) (385,464,736) (183,602,536) (237,289,438)
Total increase (decrease) in net assets 207,094,205 (353,870,687) (127,427,955) (294,169,120)
NET ASSETS:
Beginning of period ................................ 1,093,181,849 1,447,052,536 257,987,473 552,156,593
End of period ................................... $ 1,300,276,054 $ 1,093,181,849 $ 130,559,518 $ 257,987,473
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,397,274 21,495,275 3,161,294 3,421,056
Shares sold ..................................... 1,954,097 5,987,637 727,423 2,225,182
Shares issued in reorganization (Note 2) ................ 4,921,526 — 983,402 —
Shares issued on reinvestment of distributions ........... 1,056,180 920,916 53,429 31,421
Shares redeemed ................................. (6,734,913) (16,006,554) (1,235,948) (2,516,365)
Shares outstanding, end of period 13,594,164 12,397,274 3,689,600 3,161,294
CLASS N
Shares outstanding, beginning of period ................ 602,833 3,426,131 440,172 675,817
Shares sold ..................................... 124,349 189,856 75,058 128,713
Shares issued in reorganization (Note 2) ................ 140,591 — 247,991 —
Shares issued on reinvestment of distributions ........... 54,443 27,391 6,692 2,823
Shares redeemed ................................. (505,712) (3,040,545) (326,574) (367,181)
Shares outstanding, end of period 416,504 602,833 443,339 440,172
CLASS R6
Shares outstanding, beginning of period ................ 49,015,867 61,063,089 17,263,343 40,608,465
Shares sold ..................................... 7,074,389 11,401,642 180,312 4,860,257
Shares issued in reorganization (Note 2) ................ 11,795,167 — 181,631 —
Shares issued on reinvestment of distributions ........... 4,719,145 3,146,502 68,492 409,116
Shares redeemed ................................. (24,193,377) (26,595,366) (14,727,736) (28,614,495)
Shares outstanding, end of period 48,411,191 49,015,867 2,966,042 17,263,343

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 11,707,545 $ 5,192,007 $ 13,375,394 $ 6,068,360
Net realized gain (loss) ............................. 19,332,609 1,436,369 8,815,301 (11,035,221)
Net change in unrealized appreciation (depreciation) ....... 41,570,668 (4,575,590) 24,964,305 37,215,968
Net increase (decrease) in net assets resulting from
operations 72,610,822 2,052,786 47,155,000 32,249,107
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (941,639) (1,291,631) (268,251) (849,596)
Class N ......................................... (73,097) (120,637) (13,670) (14,694)
Class R6 ........................................ (3,966,559) (6,615,889) (6,077,241) (8,051,401)
Total distributions (4,981,295) (8,028,157) (6,359,162) (8,915,691)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 19,134,903 24,429,111 15,122,529 13,394,755
Issued in reorganization (Note 2) ...................... 21,564,516 — 45,381,580 —
Reinvestment of distributions ......................... 939,906 1,289,616 268,251 847,261
Cost of shares redeemed ........................... (22,220,170) (25,792,113) (14,438,032) (30,828,714)
Net increase (decrease) from capital transactions 19,419,155 (73,386) 46,334,328 (16,586,698)
CLASS N — — — —
Proceeds from shares sold .......................... 605,767 1,163,714 431,443 350,085
Issued in reorganization (Note 2) ...................... 1,430,851 — 3,778,398 —
Reinvestment of distributions ......................... 72,458 119,425 13,670 14,694
Cost of shares redeemed ........................... (3,156,898) (1,286,609) (1,191,148) (246,880)
Net increase (decrease) from capital transactions (1,047,822) (3,470) 3,032,363 117,899
CLASS R6 — — — —
Proceeds from shares sold .......................... 34,485,809 76,702,692 48,563,950 41,933,645
Issued in reorganization (Note 2) ...................... 189,245,491 — 204,896,221 —
Reinvestment of distributions ......................... 3,916,431 6,524,144 5,980,271 7,997,480
Cost of shares redeemed ........................... (55,398,505) (103,741,371) (47,892,850) (57,821,480)
Net increase (decrease) from capital transactions 172,249,226 (20,514,535) 211,547,592 (7,890,355)
Net increase (decrease) in net assets resulting from capital transactions 190,620,559 (20,591,391) 260,914,283 (24,359,154)
Total increase (decrease) in net assets 258,250,086 (26,566,762) 301,710,121 (1,025,738)
NET ASSETS:
Beginning of period ................................ 245,773,742 272,340,504 341,568,530 342,594,268
End of period ................................... $ 504,023,828 $ 245,773,742 $ 643,278,651 $ 341,568,530
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 4,646,854 4,539,084 1,823,270 3,766,704
Shares sold ..................................... 1,523,503 2,391,136 1,210,655 1,395,627
Shares issued in reorganization (Note 2) ................ 1,734,332 — 3,558,865 —
Shares issued on reinvestment of distributions ........... 79,721 111,655 22,947 80,845
Shares redeemed ................................. (1,759,143) (2,395,021) (1,155,219) (3,419,906)
Shares outstanding, end of period 6,225,267 4,646,854 5,460,518 1,823,270
CLASS N
Shares outstanding, beginning of period ................ 389,023 386,367 81,779 69,305
Shares sold ..................................... 47,365 125,128 34,177 37,451
Shares issued in reorganization (Note 2) ................ 115,272 — 295,342 —
Shares issued on reinvestment of distributions ........... 6,151 10,349 1,165 1,395
Shares redeemed ................................. (237,921) (132,821) (94,563) (26,372)
Shares outstanding, end of period 319,890 389,023 317,900 81,779
CLASS R6
Shares outstanding, beginning of period ................ 17,983,584 19,726,567 30,383,517 31,270,615
Shares sold ..................................... 2,729,631 7,668,265 3,803,849 4,775,683
Shares issued in reorganization (Note 2) ................ 15,248,944 — 16,069,284 —
Shares issued on reinvestment of distributions ........... 332,747 565,841 511,572 763,118
Shares redeemed ................................. (4,382,713) (9,977,089) (3,828,628) (6,425,899)
Shares outstanding, end of period 31,912,193 17,983,584 46,939,594 30,383,517

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE CAP MOMENT UM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 4,131,059 $ 7,854,867 $ 50,128 $ 1,155,336
Net realized gain (loss) ............................. 194,430,630 120,431,503 63,515,862 8,360,593
Net change in unrealized appreciation (depreciation) ....... 48,088,573 11,918,793 12,349,908 6,196,536
Net increase (decrease) in net assets resulting from
operations 246,650,262 140,205,163 75,915,898 15,712,465
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (91,796,791) (63,057,396) (10,072,275) (8,734,431)
Class N ......................................... (7,669,340) (5,693,899) (266,221) (195,066)
Class R6 ........................................ (22,346,322) (19,940,890) (3,705,630) (2,547,311)
Total distributions (121,812,453) (88,692,185) (14,044,126) (11,476,808)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 91,508,816 98,819,498 22,484,037 25,062,536
Issued in reorganization (Note 2) ...................... 156,869,586 — 54,888,450 —
Reinvestment of distributions ......................... 91,699,560 62,672,243 10,061,786 8,728,270
Cost of shares redeemed ........................... (249,384,346) (267,572,521) (82,966,538) (79,646,866)
Net increase (decrease) from capital transactions 90,693,616 (106,080,780) 4,467,735 (45,856,060)
CLASS N — — — —
Proceeds from shares sold .......................... 9,064,424 9,037,147 825,407 1,593,835
Issued in reorganization (Note 2) ...................... 6,361,522 — 3,793,173 —
Reinvestment of distributions ......................... 7,669,310 5,693,193 266,221 195,066
Cost of shares redeemed ........................... (17,549,529) (37,651,246) (3,706,845) (2,764,537)
Net increase (decrease) from capital transactions 5,545,727 (22,920,906) 1,177,956 (975,636)
CLASS R6 — — — —
Proceeds from shares sold .......................... 71,143,856 29,011,109 17,333,896 19,971,971
Issued in reorganization (Note 2) ...................... 117,196,343 — 5,853,310 —
Reinvestment of distributions ......................... 22,131,319 19,918,037 3,641,462 2,547,310
Cost of shares redeemed ........................... (50,179,894) (140,085,323) (23,533,340) (33,489,848)
Net increase (decrease) from capital transactions 160,291,624 (91,156,177) 3,295,328 (10,970,567)
Net increase (decrease) in net assets resulting from capital transactions 256,530,967 (220,157,863) 8,941,019 (57,802,263)
Total increase (decrease) in net assets 381,368,776 (168,644,885) 70,812,791 (53,566,606)
NET ASSETS:
Beginning of period ................................ 779,323,796 947,968,681 206,800,296 260,366,902
End of period ................................... $ 1,160,692,572 $ 779,323,796 $ 277,613,087 $ 206,800,296
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR LARGE CAP MOMENT UM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 25,183,797 30,048,212 8,249,096 10,802,837
Shares sold ..................................... 3,633,447 4,624,629 876,631 1,498,212
Shares issued in reorganization (Note 2) ................ 6,723,107 — 2,003,046 —
Shares issued on reinvestment of distributions ........... 3,883,287 2,901,493 418,962 448,754
Shares redeemed ................................. (9,907,553) (12,390,537) (3,442,718) (4,500,707)
Shares outstanding, end of period 29,516,085 25,183,797 8,105,017 8,249,096
CLASS N
Shares outstanding, beginning of period ................ 1,912,932 2,998,876 193,339 235,513
Shares sold ..................................... 352,417 437,611 32,331 105,994
Shares issued in reorganization (Note 2) ................ 272,334 — 138,366 —
Shares issued on reinvestment of distributions ........... 324,298 263,208 11,068 10,019
Shares redeemed ................................. (693,190) (1,786,763) (147,065) (158,187)
Shares outstanding, end of period 2,168,791 1,912,932 228,039 193,339
CLASS R6
Shares outstanding, beginning of period ................ 4,765,416 8,974,959 2,187,452 2,924,829
Shares sold ..................................... 2,708,275 1,404,275 768,388 1,245,764
Shares issued in reorganization (Note 2) ................ 5,043,566 — 214,425 —
Shares issued on reinvestment of distributions ........... 939,906 925,559 152,326 131,508
Shares redeemed ................................. (1,990,778) (6,539,377) (942,281) (2,114,649)
Shares outstanding, end of period 11,466,385 4,765,416 2,380,310 2,187,452

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 8,281,164 $ 5,991,094 $ 67,843,199 $ 81,805,775
Net realized gain (loss) ............................. 34,551,724 (2,839,051) 185,937,334 (97,772,202)
Net change in unrealized appreciation (depreciation) ....... 43,714,860 39,049,874 875,139,852 535,658,825
Net increase (decrease) in net assets resulting from
operations 86,547,748 42,201,917 1,128,920,385 519,692,398
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,925,291) (6,385,255) (55,799,506) (42,653,314)
Class N ......................................... (631,114) (809,276) (5,034,562) (3,352,374)
Class R6 ........................................ (1,660,841) (3,320,455) (21,166,797) (17,886,160)
Total distributions (5,217,246) (10,514,986) (82,000,865) (63,891,848)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 43,595,217 50,451,284 959,422,458 2,173,041,958
Issued in reorganization (Note 2) ...................... 66,687,281 — — —
Reinvestment of distributions ......................... 2,897,383 6,308,931 54,849,296 41,906,995
Cost of shares redeemed ........................... (83,581,267) (88,413,185) (2,074,105,707) (1,529,787,473)
Net increase (decrease) from capital transactions 29,598,614 (31,652,970) (1,059,833,953) 685,161,480
CLASS N — — — —
Proceeds from shares sold .......................... 7,166,402 29,422,157 56,132,285 234,774,953
Issued in reorganization (Note 2) ...................... 3,203,657 — — —
Reinvestment of distributions ......................... 631,098 809,238 5,030,510 3,349,208
Cost of shares redeemed ........................... (13,816,803) (12,942,284) (172,640,993) (209,895,519)
Net increase (decrease) from capital transactions (2,815,646) 17,289,111 (111,478,198) 28,228,642
CLASS R6 — — — —
Proceeds from shares sold .......................... 48,690,693 26,300,021 390,159,729 718,695,155
Issued in reorganization (Note 2) ...................... 56,530,409 — — —
Reinvestment of distributions ......................... 1,656,212 3,320,455 21,040,427 17,775,808
Cost of shares redeemed ........................... (45,133,714) (51,587,510) (695,891,947) (745,107,260)
Net increase (decrease) from capital transactions 61,743,600 (21,967,034) (284,691,791) (8,636,297)
Net increase (decrease) in net assets resulting from capital transactions 88,526,568 (36,330,893) (1,456,003,942) 704,753,825
Total increase (decrease) in net assets 169,857,070 (4,643,962) (409,084,422) 1,160,554,375
NET ASSETS:
Beginning of period ................................ 431,347,879 435,991,841 6,089,016,935 4,928,462,560
End of period ................................... $ 601,204,949 $ 431,347,879 $ 5,679,932,513 $ 6,089,016,935
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 15,819,338 18,029,990 170,746,021 142,901,883
Shares sold ..................................... 2,365,993 3,454,316 34,876,376 96,100,559
Shares issued in reorganization (Note 2) ................ 3,686,702 — — —
Shares issued on reinvestment of distributions ........... 164,793 405,719 2,092,686 1,765,248
Shares redeemed ................................. (4,650,112) (6,070,687) (75,832,196) (70,021,669)
Shares outstanding, end of period 17,386,714 15,819,338 131,882,887 170,746,021
CLASS N
Shares outstanding, beginning of period ................ 3,737,181 2,455,631 18,663,666 17,129,740
Shares sold ..................................... 387,168 2,107,859 2,060,270 10,820,024
Shares issued in reorganization (Note 2) ................ 177,475 — — —
Shares issued on reinvestment of distributions ........... 35,956 52,075 192,151 141,198
Shares redeemed ................................. (753,162) (878,384) (6,264,943) (9,427,296)
Shares outstanding, end of period 3,584,618 3,737,181 14,651,144 18,663,666
CLASS R6
Shares outstanding, beginning of period ................ 7,111,272 8,642,014 55,378,100 55,947,519
Shares sold ..................................... 2,626,098 1,887,946 14,293,606 31,593,797
Shares issued in reorganization (Note 2) ................ 3,131,428 — — —
Shares issued on reinvestment of distributions ........... 94,413 213,947 803,990 749,718
Shares redeemed ................................. (2,450,200) (3,632,635) (25,008,564) (32,912,934)
Shares outstanding, end of period 10,513,011 7,111,272 45,467,132 55,378,100

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 5,157,434 $ 4,183,120 $ 4,767,261 $ 3,835,317
Net realized gain (loss) ............................. 2,744,552 (6,438,237) 59,394,860 (6,236,771)
Net change in unrealized appreciation (depreciation) ....... 26,560,137 6,375,095 6,282,301 21,495,840
Net increase (decrease) in net assets resulting from
operations 34,462,123 4,119,978 70,444,422 19,094,386
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,438,608) (4,509,399) (187,131) (2,836,271)
Class N ......................................... (142,507) (163,390) (64,019) (69,554)
Class R6 ........................................ (1,397,870) (1,379,852) (4,226,634) (1,706,786)
Total distributions (3,978,985) (6,052,641) (4,477,784) (4,612,611)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 24,505,392 42,450,760 702,116 6,768,638
Reinvestment of distributions ......................... 2,433,745 4,503,368 187,131 2,834,532
Cost of shares redeemed ........................... (59,530,294) (119,894,228) (3,715,845) (196,641,412)
Net increase (decrease) from capital transactions (32,591,157) (72,940,100) (2,826,598) (187,038,242)
CLASS N — — — —
Proceeds from shares sold .......................... 1,789,081 7,537,787 2,324,119 3,213,333
Reinvestment of distributions ......................... 142,507 163,390 64,019 69,554
Cost of shares redeemed ........................... (3,654,713) (5,497,209) (971,910) (2,592,940)
Net increase (decrease) from capital transactions (1,723,125) 2,203,968 1,416,228 689,947
CLASS R6 — — — —
Proceeds from shares sold .......................... 82,961,179 98,010,945 31,631,055 204,753,363
Reinvestment of distributions ......................... 1,391,743 1,379,852 4,224,178 1,706,786
Cost of shares redeemed ........................... (16,016,301) (61,120,252) (81,200,705) (22,362,997)
Net increase (decrease) from capital transactions 68,336,621 38,270,545 (45,345,472) 184,097,152
Net increase (decrease) in net assets resulting from capital transactions 34,022,339 (32,465,587) (46,755,842) (2,251,143)
Total increase (decrease) in net assets 64,505,477 (34,398,250) 19,210,796 12,230,632
NET ASSETS:
Beginning of period ................................ 206,543,708 240,941,958 311,083,623 298,852,991
End of period ................................... $ 271,049,185 $ 206,543,708 $ 330,294,419 $ 311,083,623
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 9,957,462 15,447,857 1,844,523 22,854,497
Shares sold ..................................... 1,672,341 3,461,484 68,892 797,064
Shares issued on reinvestment of distributions ........... 172,240 332,597 20,035 321,740
Shares redeemed ................................. (3,991,843) (9,284,476) (377,488) (22,128,778)
Shares outstanding, end of period 7,810,200 9,957,462 1,555,962 1,844,523
CLASS N
Shares outstanding, beginning of period ................ 700,109 533,988 601,865 562,804
Shares sold ..................................... 119,665 568,346 236,669 404,649
Shares issued on reinvestment of distributions ........... 9,734 11,654 6,921 7,958
Shares redeemed ................................. (244,228) (413,879) (98,715) (373,546)
Shares outstanding, end of period 585,280 700,109 746,740 601,865
CLASS R6
Shares outstanding, beginning of period ................ 4,986,241 2,406,271 33,446,503 12,930,642
Shares sold ..................................... 5,551,380 7,641,356 3,135,104 23,246,605
Shares issued on reinvestment of distributions ........... 98,565 101,985 449,381 192,206
Shares redeemed ................................. (1,079,375) (5,163,371) (7,909,197) (2,922,950)
Shares outstanding, end of period 9,556,811 4,986,241 29,121,791 33,446,503

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL EQUITY FUND AQR CORE PLUS BOND FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
OPERATIONS:
Net investment income (loss) ........................ $ 2,695,777 $ 2,940,702 $ 860,893 $ 1,669,258
Net realized gain (loss) ............................. 20,838,792 363,641 1,609,564 5,216,951
Net change in unrealized appreciation (depreciation) ....... (1,310,570) (2,142,790) (4,758,683) 1,155,532
Net increase (decrease) in net assets resulting from
operations 22,223,999 1,161,553 (2,288,226) 8,041,741
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (2,053,796) (5,428,873) (4,054,364) (765,024)
Class N ......................................... (161,344) (222,825) (31,153) (23,253)
Class R6 ........................................ (1,481,353) (1,327,220) (1,849,022) (2,330,408)
Total distributions (3,696,493) (6,978,918) (5,934,539) (3,118,685)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 3,795,314 22,848,703 47,608,965 60,593,105
Reinvestment of distributions ......................... 1,625,870 4,720,831 3,895,102 723,066
Cost of shares redeemed ........................... (27,894,946) (146,579,693) (68,266,284) (20,382,854)
Net increase (decrease) from capital transactions (22,473,762) (119,010,159) (16,762,217) 40,933,317
CLASS N — — — —
Proceeds from shares sold .......................... 22,257 2,015,171 9,122 124,214
Reinvestment of distributions ......................... 20,855 41,475 5,849 10,500
Cost of shares redeemed ........................... (5,553,837) (4,424,951) (1,816) (570,328)
Net increase (decrease) from capital transactions (5,510,725) (2,368,305) 13,155 (435,614)
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,083,415 9,047,494 — 37,332
Reinvestment of distributions ......................... 1,476,693 1,327,220 13,059 269,719
Cost of shares redeemed ........................... (12,657,910) (9,038,548) (25,642,692) (42,452,072)
Net increase (decrease) from capital transactions 1,902,198 1,336,166 (25,629,633) (42,145,021)
Net increase (decrease) in net assets resulting from capital transactions (26,082,289) (120,042,298) (42,378,695) (1,647,318)
Total increase (decrease) in net assets (7,554,783) (125,859,663) (50,601,460) 3,275,738
NET ASSETS:
Beginning of period ................................ 113,024,573 238,884,236 117,375,163 114,099,425
End of period ................................... $ 105,469,790 $ 113,024,573 $ 66,773,703 $ 117,375,163
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
AQR INTERNATIONAL EQUITY FUND AQR CORE PLUS BOND FUND
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2021
FOR THE
YEAR ENDED
SEPTEMBER 30,
2020
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,366,557 20,115,445 5,630,280 1,696,267
Shares sold ..................................... 356,904 2,686,155 4,476,839 5,795,197
Shares issued on reinvestment of distributions ........... 162,414 470,202 372,863 68,596
Shares redeemed ................................. (2,630,472) (15,905,245) (6,618,185) (1,929,780)
Shares outstanding, end of period 5,255,403 7,366,557 3,861,797 5,630,280
CLASS N
Shares outstanding, beginning of period ................ 552,521 815,866 60,740 102,082
Shares sold ..................................... 2,037 226,897 845 11,903
Shares issued on reinvestment of distributions ........... 2,028 4,019 562 1,011
Shares redeemed ................................. (498,371) (494,261) (180) (54,256)
Shares outstanding, end of period 58,215 552,521 61,967 60,740
CLASS R6
Shares outstanding, beginning of period ................ 4,002,124 3,921,532 5,117,171 9,163,620
Shares sold ..................................... 1,173,240 887,022 — 3,480
Shares issued on reinvestment of distributions ........... 137,461 123,462 1,232 25,847
Shares redeemed ................................. (1,096,180) (929,892) (2,429,658) (4,075,776)
Shares outstanding, end of period 4,216,645 4,002,124 2,688,745 5,117,171

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0.22
7
4.78 5.00 (0.23) (1.56) (1.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.84 0.23 1.48 1.71 (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
10
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.22 2.84 3.06 (0.19) — (0.19)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0.17
7
4.81 4.98 (0.19) (1.56) (1.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.76 0.20 1.47 1.67 — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
10
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.94 0.18 2.82 3.00 (0.15) — (0.15)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0.24
7
4.78 5.02 (0.25) (1.56) (1.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 16.83 0.25 1.48 1.73 (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
10
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.24 2.84 3.08 (0.21) — (0.21)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0.07
7,11
6.24 6.31 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.33 0.08 0.07
12
0.15 (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
10
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.96 0.12
13
2.39 2.51 (0.14) (0.24) (0.38)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0.03
7,11
6.22 6.25 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.29 0.04 0.08
12
0.12 (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
10
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.90 0.08
13
2.37 2.45 (0.10) (0.24) (0.34)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0.10
7,11
6.23 6.33 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 12.35 0.08 0.08
12
0.16 (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
10
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.98 0.13
13
2.39 2.52 (0.15) (0.24) (0.39)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 20.84 30.10% $ 283,306 0.41%
8
0.41%
8
0.40%
8
1.13%
7
59%
9
$ 17.63 10.30% $ 218,609 0.45% 0.44% 0.44% 1.38% 48%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
10
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.87 22.01% $ 457,339 0.45% 0.44% 0.44% 1.46% 61%
$ 20.95 29.73% $ 8,726 0.66%
8
0.66%
8
0.65%
8
0.87%
7
59%
9
$ 17.72 10.07% $ 10,681 0.71% 0.69% 0.69% 1.17% 48%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
10
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.79 21.69% $ 62,679 0.71% 0.70% 0.70% 1.19% 61%
$ 20.83 30.26% $ 1,008,244 0.31%
8
0.31%
8
0.30%
8
1.23%
7
59%
9
$ 17.62 10.43% $ 863,892 0.35% 0.34% 0.34% 1.51% 48%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
10
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 16.87 22.18% $ 1,246,028 0.36% 0.35% 0.35% 1.54% 61%
$ 18.38 51.47% $ 67,830 0.83%
8
0.72%
8
0.71%
8
0.43%
7,11
60%
9
$ 12.35 1.13% $ 39,049 0.70% 0.65% 0.64% 0.63% 51%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
10
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 16.09 18.12% $ 55,115 0.69% 0.65% 0.65% 0.79%
13
61%
$ 18.32 51.05% $ 8,123 1.08%
8
0.97%
8
0.96%
8
0.16%
7,11
60%
9
$ 12.32 0.87% $ 5,421 0.95% 0.90% 0.89% 0.36% 51%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
10
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 16.01 17.79% $ 8,624 0.94% 0.90% 0.90% 0.53%
13
61%
$ 18.41 51.60% $ 54,607 0.74%
8
0.63%
8
0.62%
8
0.64%
7,11
60%
9
$ 12.37 1.22% $ 213,517 0.60% 0.55% 0.54% 0.70% 51%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
10
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%
$ 16.11 18.17% $ 733,984 0.59% 0.55% 0.55% 0.89%
13
61%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0.34
7
2.31 2.65 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.06 0.22 (0.25) (0.03) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.23 0.24 1.74 1.98 (0.26) — (0.26)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0.28
7
2.33 2.61 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.03 0.19 (0.25) (0.06) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.20 0.21 1.75 1.96 (0.24) — (0.24)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0.37
7
2.29 2.66 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 11.05 0.23 (0.26) (0.03) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.22 0.26 1.73 1.99 (0.27) — (0.27)
AQR EMERGING MULTI-STYLE II FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0.34
7,11
1.48 1.82 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.14 0.92 1.06 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
10
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
16
(0.59) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.27 0.18 1.88 2.06 (0.21) — (0.21)
AQR EMERGING MULTI-STYLE II FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0.33
7,11
1.46 1.79 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.77 0.14 0.90 1.04 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
10
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
16
(0.59) (0.40) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.15 1.89 2.04 (0.20) — (0.20)
AQR EMERGING MULTI-STYLE II FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0.31
7,11
1.51 1.82 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.76 0.18 0.89 1.07 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
10
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
16
(0.59) (0.35) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.19 1.88 2.07 (0.22) — (0.22)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 13.12 24.97% $ 81,680 0.61%
8
0.56%
8
0.56%
8
2.61%
7
62%
9
$ 10.69 (0.51)% $ 49,672 0.67% 0.60% 0.59% 2.04% 74%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 11.95 19.91% $ 76,307 0.65% 0.60%
14
0.60%
14
2.26%
15
55%
$ 13.08 24.67% $ 4,184 0.86%
8
0.81%
8
0.81%
8
2.17%
7
62%
9
$ 10.66 (0.75)% $ 4,147 0.92% 0.85% 0.84% 1.82% 74%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 11.92 19.69% $ 8,836 0.91% 0.85%
14
0.85%
14
1.95%
15
55%
$ 13.10 25.13% $ 418,160 0.51%
8
0.46%
8
0.46%
8
2.89%
7
62%
9
$ 10.67 (0.47)% $ 191,955 0.57% 0.50% 0.49% 2.16% 74%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 11.94 20.04% $ 385,126 0.56% 0.50%
14
0.50%
14
2.41%
15
55%
$ 12.20 17.26% $ 66,601 0.80%
8
0.72%
8
0.72%
8
2.68%
7,11
61%
9
$ 10.57 10.94% $ 19,271 0.86% 0.75% 0.75% 1.48% 58%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
10
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
16
54%
$ 11.12 22.99% $ 17,013 0.86% 0.74% 0.74% 1.89% 51%
$ 12.22 16.96% $ 3,885 1.05%
8
0.96%
8
0.96%
8
2.56%
7,11
61%
9
$ 10.60 10.65% $ 867 1.12% 1.00% 1.00% 1.47% 58%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
10
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
16
54%
$ 11.12 22.64% $ 2,301 1.12% 1.00% 1.00% 1.58% 51%
$ 12.20 17.32% $ 572,793 0.71%
8
0.63%
8
0.63%
8
2.44%
7,11
61%
9
$ 10.58 11.03% $ 321,431 0.77% 0.65% 0.65% 1.82% 58%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
10
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
16
54%
$ 11.13 23.05% $ 333,540 0.77% 0.65% 0.65% 1.94% 51%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0.10
7
6.30 6.40 (0.17) (3.78) (3.95)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.57 0.20 3.92 4.12 (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
10
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.44 0.24 2.88 3.12 (0.32) (1.24) (1.56)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0.04
7
6.31 6.35 (0.11) (3.78) (3.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.56 0.15 3.90 4.05 (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
10
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.42 0.19 2.87 3.06 (0.26) (1.24) (1.50)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0.13
7
6.28 6.41 (0.20) (3.78) (3.98)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.51 0.23 3.90 4.13 (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
10
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.41 0.26 2.87 3.13 (0.34) (1.24) (1.58)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 (0.00)
7,17
7.92 7.92 (0.15) (1.31) (1.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.09 1.56 1.65 (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
10
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
16
4.58 4.63 (0.06) (2.26) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.80 0.10
13
4.10 4.20 (0.17) — (0.17)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 (0.07)
7
7.93 7.86 (0.09) (1.31) (1.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.66 0.04 1.56 1.60 (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
10
(3.83) (3.78) (0.00)
17
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
16,17
4.58 4.58 — (2.26) (2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.68 0.05
13
4.09 4.14 — — —
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0.03
7
7.89 7.92 (0.17) (1.31) (1.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 18.61 0.11 1.56 1.67 (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
10
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
16
4.58 4.66 (0.09) (2.26) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.77 0.12
13
4.09 4.21 (0.19) — (0.19)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 26.92 28.54% $ 794,698 0.42%
8
0.41%
8
0.40%
8
0.41%
7
102%
9
$ 24.47 19.52% $ 616,263 0.42% 0.40% 0.40% 0.91% 75%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
10
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 22.00 16.37% $ 869,688 0.41% 0.40% 0.40% 1.19% 88%
$ 26.92 28.27% $ 58,376 0.67%
8
0.66%
8
0.65%
8
0.15%
7
102%
9
$ 24.46 19.20% $ 46,797 0.67% 0.65% 0.65% 0.69% 75%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
10
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 21.98 16.07% $ 59,044 0.66% 0.65% 0.65% 0.94% 88%
$ 26.83 28.68% $ 307,619 0.31%
8
0.31%
8
0.30%
8
0.51%
7
102%
9
$ 24.40 19.66% $ 116,264 0.32% 0.30% 0.30% 1.05% 75%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
10
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 21.96 16.47% $ 65,920 0.31% 0.30% 0.30% 1.28% 88%
$ 25.93 41.25% $ 210,181 0.67%
8
0.61%
8
0.60%
8
0.00%
7
103%
9
$ 19.47 8.89% $ 160,586 0.67% 0.60% 0.60% 0.48% 86%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
10
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
16
73%
$ 24.83 20.30% $ 359,470 0.64% 0.60% 0.60% 0.46%
13
86%
$ 25.91 40.98% $ 5,908 0.92%
8
0.86%
8
0.85%
8
(0.28)%
7
103%
9
$ 19.45 8.59% $ 3,761 0.92% 0.85% 0.85% 0.23% 86%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
10
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
16
73%
$ 24.82 20.02% $ 1,720 0.86% 0.82% 0.82% 0.24%
13
86%
$ 25.85 41.41% $ 61,524 0.57%
8
0.51%
8
0.50%
8
0.11%
7
103%
9
$ 19.41 8.99% $ 42,453 0.57% 0.50% 0.50% 0.60% 86%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
10
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
16
73%
$ 24.79 20.39% $ 11,914 0.54% 0.50% 0.50% 0.54%
13
86%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0.29
7
2.83 3.12 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.98 0.21 1.37 1.58 (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.86 0.31 1.65 1.96 (0.32) — (0.32)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0.23
7
2.85 3.08 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.94 0.18 1.35 1.53 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.82 0.28 1.65 1.93 (0.29) — (0.29)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0.31
7
2.83 3.14 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 14.96 0.23 1.35 1.58 (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.85 0.33 1.65 1.98 (0.34) — (0.34)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0.31
7
4.75 5.06 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.83 0.33 1.99 2.32 (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.71 0.29 2.55 2.84 (0.23) (0.09) (0.32)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0.24
7
4.73 4.97 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.76 0.27 1.99 2.26 (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.68 0.25 2.54 2.79 (0.20) (0.09) (0.29)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0.33
7
4.73 5.06 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 22.81 0.36 1.99 2.35 (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.69 0.30 2.55 2.85 (0.24) (0.09) (0.33)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 19.11 19.40% $ 332,293 0.60%
8
0.56%
8
0.55%
8
1.54%
7
84%
9
$ 16.19 10.62% $ 256,067 0.60% 0.55% 0.55% 1.41% 72%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 15.50 14.67% $ 326,526 0.63% 0.55%
14
0.55%
14
2.26%
15
84%
$ 19.05 19.18% $ 68,275 0.85%
8
0.81%
8
0.80%
8
1.24%
7
84%
9
$ 16.14 10.33% $ 60,332 0.86% 0.80% 0.80% 1.18% 72%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 15.46 14.38% $ 34,030 0.88% 0.80%
14
0.80%
14
1.99%
15
84%
$ 19.08 19.55% $ 200,637 0.50%
8
0.46%
8
0.45%
8
1.69%
7
84%
9
$ 16.16 10.68% $ 114,949 0.50% 0.45% 0.45% 1.50% 72%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 15.49 14.80% $ 45,913 0.53% 0.45%
14
0.45%
14
2.35%
15
84%
$ 29.60 20.53% $ 3,903,177 0.37%
8
0.37%
8
0.37%
8
1.13%
7
17%
$ 24.88 10.21% $ 4,248,841 0.40% 0.40% 0.40% 1.44% 35%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 18.23 18.32% $ 793,828 0.41% 0.40% 0.40% 1.69% 16%
$ 29.50 20.17% $ 432,165 0.66%
8
0.65%
8
0.65%
8
0.85%
7
17%
$ 24.81 9.95% $ 463,060 0.66% 0.65% 0.65% 1.18% 35%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 18.18 17.99% $ 239,074 0.67% 0.65% 0.65% 1.46% 16%
$ 29.57 20.55% $ 1,344,591 0.31%
8
0.30%
8
0.30%
8
1.20%
7
17%
$ 24.87 10.32% $ 1,377,116 0.31% 0.30% 0.30% 1.55% 35%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%
$ 18.21 18.43% $ 197,705 0.32% 0.30% 0.30% 1.79% 16%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.29 1.86 2.15 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.23 0.20
12
0.43 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
16
0.10 0.42 (0.29) (0.02) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.10 0.30
13
1.04 1.34 (0.17) — (0.17)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0.26 1.92 2.18 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.52 0.24 0.18
12
0.42 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
16
0.14 0.40 (0.25) (0.02) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.40 0.28
13
1.06 1.34 (0.16) — (0.16)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0.33 1.83 2.16 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 13.09 0.28 0.16
12
0.44 (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
17
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
16
0.10 0.44 (0.30) (0.02) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.09 0.31
13
1.03 1.34 (0.17) — (0.17)
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0.13 1.82 1.95 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.20 0.06 0.47 0.53 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.12 0.11 1.43 1.54 (0.18) (0.59) (0.77)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0.11 1.79 1.90 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.12 0.08 0.43 0.51 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.07 0.09 1.43 1.52 (0.16) (0.59) (0.75)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0.14 1.84 1.98 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 8.27 0.12 0.41 0.53 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.18 0.12 1.45 1.57 (0.20) (0.59) (0.79)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 13.18 3.21% $ 131,283 0.64% 0.55% 0.55% 1.79% 27%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
16
21%
$ 13.27 11.29% $ 145,091 0.67% 0.55%
14
0.55%
14
2.43%
13,15
3%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 13.63 3.04% $ 9,541 0.90% 0.80% 0.80% 1.79% 27%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
16
21%
$ 13.58 11.01% $ 30,102 0.92% 0.80%
14
0.80%
14
2.21%
13,15
3%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 13.18 3.32% $ 65,720 0.55% 0.45% 0.45% 2.20% 27%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
16
21%
$ 13.26 11.38% $ 19,716 0.57% 0.45%
14
0.45%
14
2.57%
13,15
3%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 8.61 6.48% $ 15,876 0.82% 0.80% 0.80% 0.76% 94%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.89 20.70% $ 41,551 0.89% 0.82% 0.82% 1.37% 88%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 8.52 6.24% $ 5,126 1.07% 1.05% 1.05% 0.94% 94%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.84 20.57% $ 2,254 1.14% 1.07% 1.07% 1.09% 88%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%
$ 8.67 6.40% $ 290,082 0.72% 0.70% 0.70% 1.47% 94%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%
$ 8.96 20.98% $ 146,167 0.77% 0.70% 0.70% 1.48% 88%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.25 0.23
18
1.56 1.79 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.50 0.13
19
(0.08) 0.05 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
16
(0.32) (0.10) (0.25) (0.82) (1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.17 0.20 1.73 1.93 (0.30) (0.14) (0.44)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.48 0.04
18
1.77 1.81 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 9.75 0.12
19
(0.11) 0.01 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
16
(0.33) (0.12) (0.20) (0.82) (1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.35 0.18 1.77 1.95 (0.28) (0.14) (0.42)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 9.91 0.28
18
1.64 1.92 (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.16 0.16
19
(0.10) 0.06 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
16
(0.35) (0.11) (0.26) (0.82) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.77 0.27 1.81 2.08 (0.32) (0.14) (0.46)
AQR CORE PLUS BOND FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.86 0.10 (0.34) (0.24) (0.16) (0.36) (0.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.60 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.21 0.69 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
21
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
AQR CORE PLUS BOND FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.85 0.07 (0.34) (0.27) (0.14) (0.36) (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.13 0.56 0.69 (0.14) (0.11) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.19 0.68 0.87 (0.34) — (0.34)
FOR THE PERIOD 4/05/18
21
-9/30/18 $ 10.00 0.10 (0.11) (0.01) (0.11) — (0.11)
AQR CORE PLUS BOND FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.86 0.11 (0.34) (0.23) (0.17) (0.36) (0.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2020 $ 10.41 0.16 0.57 0.73 (0.17) (0.11) (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.22 0.68 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
21
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Interest
Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 10.72 19.55% $ 56,319 1.00% 0.85% 0.85% 2.18%
18
92%
$ 9.25 0.23% $ 68,121 0.91% 0.86% 0.85% 1.42%
19
84%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
16
87%
$ 11.66 19.96% $ 346,078 0.98% 0.91%
14
0.91%
14
1.89%
15
83%
$ 10.99 19.32% $ 640 1.18% 1.10% 1.10% 0.41%
18
92%
$ 9.48 (0.12)% $ 5,238 1.14% 1.11% 1.10% 1.29%
19
84%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
16
87%
$ 11.88 19.68% $ 14,873 1.24% 1.16%
14
1.16%
14
1.71%
15
83%
$ 11.50 19.63% $ 48,511 0.92% 0.75% 0.75% 2.41%
18
92%
$ 9.91 0.34% $ 39,666 0.82% 0.76% 0.75% 1.68%
19
84%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
16
87%
$ 12.39 20.20% $ 44,105 0.85% 0.81%
14
0.81%
14
2.39%
15
83%
$ 10.10 (2.27)% $ 38,995 0.71% 0.47% 0.47% 0.92% 1243%
$ 10.86 7.10% $ 61,152 0.66% 0.48% 0.47% 1.19% 1029%
$ 10.41 9.31% $ 17,659 0.72%
20
0.43% 0.43% 2.04% 1004%
$ 9.88 (0.02)% $ 3,707 0.60%
20
0.42% 0.42% 2.26% 439%
$ 10.08 (2.54)% $ 625 0.91% 0.72% 0.72% 0.69% 1243%
$ 10.85 6.79% $ 659 0.87% 0.73% 0.72% 1.19% 1029%
$ 10.41 9.09% $ 1,062 0.95%
20
0.66% 0.66% 1.88% 1004%
$ 9.88 (0.12)% $ 560 0.79%
20
0.62% 0.62% 2.04% 439%
$ 10.10 (2.18)% $ 27,154 0.63% 0.37% 0.37% 1.03% 1243%
$ 10.86 7.19% $ 55,564 0.56% 0.38% 0.37% 1.56% 1029%
$ 10.41 9.38% $ 95,378 0.68%
20
0.37% 0.37% 2.21% 1004%
$ 9.88 0.00% $ 96,961 0.54%
20
0.37% 0.37% 2.29% 439%

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
PERIOD/YEAR ENDED
PORTFOLIO
TURNOVER
RATE
For the year ended September 30, 2021 ........................................
231%
For the year ended September 30, 2020 ........................................
210%
For the year ended September 30, 2019 ........................................
262%
For the period 4/05/18-9/30/18 ...............................................
110%
FUND
NET INVESTMENT
INCOME (LOSS) PER
SHARE
NET INVESTMENT
INCOME (LOSS)
RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0 .23
1 .13%
AQR Large Cap Multi-Style Fund – Class N .......................................
0 .17
0 .87
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0 .24
1 .23
AQR Small Cap Multi-Style Fund – Class I .......................................
0 .06
0 .36
AQR Small Cap Multi-Style Fund – Class N .......................................
0 .02
0 .09
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0 .09
0 .56
AQR International Multi-Style Fund – Class I ......................................
0 .34
2 .61
AQR International Multi-Style Fund – Class N .....................................
0 .28
2 .17
AQR International Multi-Style Fund – Class R6 ....................................
0 .37
2 .89
AQR Emerging Multi-Style II Fund – Class I .......................................
0 .34
2 .69
AQR Emerging Multi-Style II Fund – Class N ......................................
0 .33
2 .56
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0 .31
2 .45
AQR Large Cap Momentum Style Fund – Class I ..................................
0 .11
0 .41
AQR Large Cap Momentum Style Fund – Class N ..................................
0 .04
0 .16
AQR Large Cap Momentum Style Fund – Class R6 .................................
0 .13
0 .51
AQR Small Cap Momentum Style Fund – Class I ...................................
0 .00
0 .00
AQR Small Cap Momentum Style Fund – Class N ..................................
(0 .07)
(0 .27)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0 .03
0 .12
AQR International Momentum Style Fund – Class I .................................
0 .29
1 .55
AQR International Momentum Style Fund – Class N ................................
0 .23
1 .24
AQR International Momentum Style Fund – Class R6 ...............................
0 .31
1 .70
AQR Large Cap Defensive Style Fund – Class I ...................................
0 .31
1 .13
AQR Large Cap Defensive Style Fund – Class N ...................................
0 .24
0 .85
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0 .33
1 .20
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover is not annualized.
6
The following table represents what the portfolio turnover rate excluding TBAs would have been for AQR Core Plus Bond Fund for each period or year ended:
7
Includes extraordinary non-recurring expenses related to the Funds’ reorganizations and/or the closing agreement with the Internal Revenue
Service (“IRS”) and reimbursement related to such closing agreement (Note 3). Without these costs and reimbursement, the Net Investment
Income (Loss) Per Share and Net Investment Income (Loss) Ratio would have been:

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
FUND
TOTAL EXPENSES
TOTAL EXPENSES
AFTER FEES
REIMBURSED
AQR Large Cap Multi-Style Fund – Class I .......................................
0.41%
0.40%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.66
0.65
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.31
0.30
AQR Small Cap Multi-Style Fund – Class I .......................................
0.72
0.61
AQR Small Cap Multi-Style Fund – Class N .......................................
0.97
0.86
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.62
0.51
AQR International Multi-Style Fund – Class I ......................................
0.60
0.55
AQR International Multi-Style Fund – Class N .....................................
0.86
0.80
AQR International Multi-Style Fund – Class R6 ....................................
0.51
0.45
AQR Emerging Multi-Style II Fund – Class I .......................................
0.79
0.71
AQR Emerging Multi-Style II Fund – Class N ......................................
1.04
0.96
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.70
0.62
AQR Large Cap Momentum Style Fund – Class I ..................................
0.41
0.40
AQR Large Cap Momentum Style Fund – Class N ..................................
0.66
0.65
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.31
0.30
AQR Small Cap Momentum Style Fund – Class I ...................................
0.66
0.60
AQR Small Cap Momentum Style Fund – Class N ..................................
0.92
0.85
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.57
0.50
AQR International Momentum Style Fund – Class I .................................
0.60
0.55
AQR International Momentum Style Fund – Class N ................................
0.85
0.80
AQR International Momentum Style Fund – Class R6 ...............................
0.50
0.45
AQR Large Cap Defensive Style Fund – Class I ...................................
0.37
0.37
AQR Large Cap Defensive Style Fund – Class N ...................................
0.65
0.65
AQR Large Cap Defensive Style Fund – Class R6 ..................................
0.31
0.30
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$ 0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Emerging Multi-Style II Fund – Class I .......................................
0.23
2.28
AQR Emerging Multi-Style II Fund – Class N ......................................
0.14
1.41
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.21
2.09
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
8
Includes extraordinary non-recurring expenses related to the Funds' reorganizations and/or the closing agreement with the IRS (Note 3).
Without these costs, the Expenses, Before Reimbursements and/or Waivers and Expenses, Net of Reimbursements and/or Waivers would have been:
9
Excludes activity related to Funds’ reorganizations.
10
For the period ended September 30, 2019 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.04
0.27%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.00
0.00
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.07
0.48
AQR Emerging Multi-Style II Fund – Class I .......................................
0.31
2.43
AQR Emerging Multi-Style II Fund – Class N ......................................
0.30
2.31
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.28
2.19
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$ 0.10
0.63%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.37
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.73
AQR Small Cap Momentum Style Fund – Class I ...................................
0.08
0.35
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.10
0.43
AQR International Defensive Style Fund – Class I ..................................
0.28
2.24
AQR International Defensive Style Fund – Class N .................................
0.26
2.02
AQR International Defensive Style Fund – Class R6 ................................
0.29
2.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Emerging Multi-Style II Fund – Class I .......................................
$ 0.22
1.90%
AQR Emerging Multi-Style II Fund – Class N ......................................
0.18
1.52
AQR Emerging Multi-Style II Fund – Class R6 .....................................
0.23
1.96
AQR Small Cap Momentum Style Fund – Class I ...................................
0.03
0.12
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
11
For the period ended September 30, 2021 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
12
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
13
For the period ended September 30, 2017 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
14
Excludes impact of IRS closing agreement tax expense.
15
Includes impact of IRS closing agreement reimbursement.
16
For the period ended September 30, 2018 certain Funds received special dividends. Had these special dividends not been received the Net
Investment Income Per Share and Net Investment Income Ratio would have been as follows:
17
Amount is less than $.005 per share.

Financial Highlights
AQR Funds | Annual Report | September 2021
The accompanying notes are an integral part of these financial statements.
September 30, 2021
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.21
2.02%
AQR International Equity Fund – Class N ........................................
0.02
0.25
AQR International Equity Fund – Class R6 .......................................
0.26
2.25
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR International Equity Fund – Class I .........................................
$ 0.12
1.32%
AQR International Equity Fund – Class N ........................................
0.11
1.19
AQR International Equity Fund – Class R6 .......................................
0.15
1.58
18
For the period ended September 30, 2021 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
19
For the period ended September 30, 2020 the AQR International Equity Fund received European Union ("EU") tax reclaims. Had these EU tax reclaims not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
20
Certain expenses incurred by the Fund were not annualized for the period.
21
Commencement of operations.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2021, the Trust consists of twenty-
four active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style
Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Core Plus Bond Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International
Equity Fund and AQR Emerging Multi-Style II Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive
Style Fund, AQR International Defensive Style Fund and AQR Core Plus Bond Fund is to seek total return. Each Fund offers Class I, Class N and Class
R6 shares.
2. Reorganization
On March 8 and March 15, 2021, certain Funds (each, an “Acquiring Fund”) acquired all of the net assets of another existing AQR Fund (each, a
“Target Fund”), indicated below, pursuant to the Agreement and Plan of Reorganization approved by the Funds’ Board of Trustees in November 2020.
Each transaction is referred to as a “Reorganization” and the transactions are referred to collectively as the “Reorganizations.” The purpose of the
Reorganizations was to combine two funds with comparable investment objectives in an effort to achieve operating efficiencies and economies of scale.
The securities (and cash) held by the Target Funds were the principal amounts acquired by the Acquiring Funds. As a result of the Reorganizations, the
Acquiring Funds are the legal and accounting survivors.
The Acquiring Fund and Target Fund for each Reorganization are shown in the table below:
ACQUIRING FUNDS TARGET FUNDS REORGANIZATION DATE
AQR Large Cap Multi-Style Fund AQR TM Large Cap Multi-Style Fund March 8, 2021
AQR Small Cap Multi-Style Fund AQR TM Small Cap Multi-Style Fund March 15, 2021
AQR International Multi-Style Fund AQR TM International Multi-Style Fund March 8, 2021
AQR TM Emerging Multi-Style Fund* AQR Emerging Multi-Style Fund March 8, 2021
AQR Large Cap Momentum Style Fund AQR TM Large Cap Momentum Style Fund March 8, 2021
AQR Small Cap Momentum Style Fund AQR TM Small Cap Momentum Style Fund March 15, 2021
AQR International Momentum Style Fund AQR TM International Momentum Style Fund March 15, 2021
* Effective upon the closing of this Reorganization, the name of the “AQR TM Emerging Multi-Style Fund” was changed to “AQR Emerging Multi-Style II
Fund.”

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The Reorganizations were accomplished by a tax-free exchange of shares then outstanding of the same share class of the Target Funds at their respective net asset values on March 5 and March 12, 2021, respectively, in the following amounts and at the following conversion ratios:
Distributable amounts of net income and realized gains from the Target Funds were distributed prior to the Reorganizations. Certain of the Acquiring
Funds distributed additional amounts as described in Note 6.
As a result of the Reorganizations, the Acquiring Funds’ net assets were combined with the Target Funds’ net assets, including unrealized appreciation amounts, resulting in the combined net assets post Reorganizations shown in the table below.
ACQUIRING FUND
SHARES PRIOR
TO TARGET FUND
REORGANIZATION
CONVERSION
RATIO
SHARES OF
ACQUIRING
FUND ISSUED IN
REORGANIZATION
AQR Large Cap Multi-Style Fund
Class I ................................................................. 5,525,902 0.890629 4,921,526
Class N ................................................................ 158,844 0.885088 140,591
Class R6 ............................................................... 13,217,657 0.892380 11,795,167
AQR Small Cap Multi-Style Fund
Class I ................................................................. 1,143,630 0.859896 983,40 2
Class N ................................................................ 288,094 0.860800 247,991
Class R6 ............................................................... 211,107 0.860378 181,631
AQR International Multi-Style Fund
Class I ................................................................. 1,796,579 0.965353 1,734,332
Class N ................................................................ 119,349 0.965842 115,272
Class R6 ............................................................... 15,749,851 0.968196 15,248,944
AQR Emerging Multi-Style II Fund
Class I ................................................................. 3,756,878 0.947293 3,558,865
Class N ................................................................ 312,280 0.945761 295,342
Class R6 ............................................................... 16,944,635 0.948341 16,069,284
AQR Large Cap Momentum Style Fund
Class I ................................................................. 5,216,293 1.288867 6,723,107
Class N ................................................................ 212,216 1.283283 272,334
Class R6 ............................................................... 3,903,981 1.291903 5,043,566
AQR Small Cap Momentum Style Fund
Class I ................................................................. 1,942,933 1.030939 2,003,04 6
Class N ................................................................ 135,347 1.022310 138,366
Class R6 ............................................................... 207,334 1.034201 214,425
AQR International Momentum Style Fund
Class I ................................................................. 4,199,742 0.877840 3,686,702
Class N ................................................................ 202,661 0.875726 177,475
Class R6 ............................................................... 3,571,928 0.876677 3,131,428
ACQUIRING FUND/TARGET FUND
ACQUIRING FUND
NET ASSETS
PRIOR TO
REORGANIZATION
TARGET FUND NET
ASSETS PRIOR TO
REORGANIZATION
COMBINED FUND
NET ASSETS POST
REORGANIZATION
TARGET FUND
NET UNREALIZED
APPRECIATION
AQR Large Cap Multi-Style Fund/
AQR TM Large Cap Multi-Style Fund ............. $ 1,150,816,072 $ 314,032,634 $ 1,464,848,706 $ 124,523,993
AQR Small Cap Multi-Style Fund/
AQR TM Small Cap Multi-Style Fund ............. 130,315,750 26,893,978 157,209,728 10,894,639
AQR International Multi-Style Fund/
AQR TM International Multi-Style Fund ........... 279,407,628 212,240,858 491,648,486 58,223,609
AQR Emerging Multi-Style II Fund/
AQR Emerging Multi-Style Fund ................ 402,853,427 254,056,199 656,909,626 61,233,335
AQR Large Cap Momentum Style Fund/
AQR TM Large Cap Momentum Fund ............ 788,109,755 280,427,451 1,068,537,206 133,119,654
AQR Small Cap Momentum Style Fund/
AQR TM Small Cap Momentum Fund ............ 251,959,787 64,534,933 316,494,720 30,188,500
AQR International Momentum Style Fund/
AQR TM International Momentum Fund ........... 456,914,126 126,421,347 583,335,473 37,884,254

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
For financial reporting purposes, net asset received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming that the Reorganizations had been completed on October 1, 2020, the beginning of the Acquiring Funds’ reporting period, the Acquiring Funds’
pro forma results of operations for the year ended September 30, 2021 would be:
Because the combined funds have been managed as a single integrated fund since the Reorganizations were completed, it is not practical to separate the results of operations of the Target Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization Dates.
Reorganization costs incurred by the Funds were paid by the Funds up to a threshold approved by the Fund’s Board.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
FUND
NET
INVESTMENT
INCOME (LOSS)
NET REALIZED
GAIN (LOSS)
NET CHANGE
IN UNREALIZED
APPRECIATION
(DEPRECIATION)
NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING
FROM
OPERATIONS
AQR Large Cap Multi-Style Fund .......................... $ 16,937,572 $ 169,738,277 $ 200,744,209 $ 387,420,058
AQR Small Cap Multi-Style Fund ........................... 778,116 50,640,330 16,927,698 68,346,144
AQR International Multi-Style Fund ......................... 12,506,032 21,503,968 74,533,998 108,543,998
AQR Emerging Multi-Style II Fund .......................... 14,058,353 43,491,654 35,340,951 92,890,958
AQR Large Cap Momentum Style Fund ...................... 4,719,215 205,320,739 63,127,339 273,167,293
AQR Small Cap Momentum Style Fund ...................... 98,933 65,598,117 32,090,407 97,787,457
AQR International Momentum Style Fund .................... 8,798,484 35,498,278 57,034,742 101,331,504

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index. The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld, including amounts withheld in prior years which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union
(“EU”) and subsequent rulings by the European Court of Justice (“ECJ”). Income recognized, if any, for reclaims is reflected as dividend income in the
Statements of Operations. Income recognized related to EU reclaims pursuant to the ECJ rulings are reflected as European Union tax reclaims on the
Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September
30, 2021, the Funds had no examinations in progress.
Certain Funds have agreed to the terms of a closing agreement with the Internal Revenue Service (“IRS”) as a result of overstated qualified dividend income (QDI) reported to shareholders for the tax year ended September 30, 2017. The AQR Small Cap Multi-Style Fund, AQR International Multi-Style
Fund, AQR Emerging Multi-Style II Fund, and AQR Large Cap Defensive Style Fund recorded a tax expense of $150,861, $3,097, $8,261, and $19,146, respectively, of which, all amounts have been reimbursed by an independent third-party service provider to the Trust. Amounts reimbursed were recorded in Other Income on the Statements of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The AQR Core Plus Bond Fund's distributions from net investment income are generally declared and distributed monthly. For all other Funds, distributions from net investment income, if any, are generally declared and distributed at least annually. All of the Funds generally declare and distribute net realized capital gains, if any, at least annually.
Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.
Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities as well as an issuer which is under common control with another fund or Trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss.
Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.
Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on derivatives in the Statements of Operations.
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations.
The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each
Fund’s Schedule of Investments.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Delayed Delivery Securities: During the period, Certain Funds transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund's
Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Funds identified securities as segregated in their records with a value at least equal to the amount of the commitment.
Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.
To-Be-Announced Commitments: Certain Funds may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term
TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made and settlement of the securities often takes place after the customary settlement period for mortgage-backed securities. The price and specified terms, including issuer, rate and mortgage terms of the underlying securities, as well as the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i ) taking or making delivery of mortgage pools/securities; or
ii) pairing-off with an offsetting trade for cash settlement. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security.
Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Funds is subject to this risk whether or not the Funds take delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral and non-cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review of the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere, or in foreign markets that close at 4:00pm Eastern time where the market is closed due to a holiday, are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,242,558,407 $ – $ – $ 1,242,558,407
Preferred Stocks ................................ 526,150 – – 526,150
Securities Lending Collateral ....................... 1,017,901 – – 1,017,901
Short-Term Investments ........................... 54,829,748 – – 54,829,748
Total Assets $ 1,298,932,206 $ – $ – $ 1,298,932,206
LIABILITIES
Futures Contracts* ............................... $ (1,226,217) $ – $ – $ (1,226,217)
Total Liabilities $ (1,226,217) $ – $ – $ (1,226,217)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 124,316,879 $ – $ 73,367 $ 124,390,246
Preferred Stocks ................................ 172,980 – – 172,980
Securities Lending Collateral ....................... 1,057,300 – – 1,057,300
Short-Term Investments ........................... 5,663,770 – – 5,663,770
Total Assets $ 131,210,929 $ – $ 73,367 $ 131,284,296
LIABILITIES
Futures Contracts* ............................... $ (74,349) $ – $ – $ (74,349)
Total Liabilities $ (74,349) $ – $ – $ (74,349)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 54,165,431 $ 421,931,748 $ – $ 476,097,179
Short-Term Investments ........................... 21,630,059 – – 21,630,059
Total Assets $ 75,795,490 $ 421,931,748 $ – $ 497,727,238
LIABILITIES
Futures Contracts* ............................... $ (1,023,711) $ – $ – $ (1,023,711)
Total Liabilities $ (1,023,711) $ – $ – $ (1,023,711)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 128,095,415 $ 479,336,631 $ – $ 607,432,046
Rights
†
........................................ – – 11,746 11,746
Securities Lending Collateral ....................... 1,049,169 – – 1,049,169
Short-Term Investments ........................... 30,797,264 – – 30,797,264
Total Assets $ 159,941,848 $ 479,336,631 $ 11,746 $ 639,290,225
LIABILITIES
Futures Contracts* ............................... $ (1,060,013) $ – $ – $ (1,060,013)
Total Liabilities $ (1,060,013) $ – $ – $ (1,060,013)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,107,601,215 $ – $ – $ 1,107,601,215
Preferred Stocks ................................ 53,568 – – 53,568
Securities Lending Collateral ....................... 2,954,257 – – 2,954,257
Short-Term Investments ........................... 50,879,382 – – 50,879,382
Total Assets $ 1,161,488,422 $ – $ – $ 1,161,488,422
LIABILITIES
Futures Contracts* ............................... $ (1,827,512) $ – $ – $ (1,827,512)
Total Liabilities $ (1,827,512) $ – $ – $ (1,827,512)

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 263,646,810 $ – $ 76,881 $ 263,723,691
Securities Lending Collateral ....................... 10,053,554 – – 10,053,554
Short-Term Investments ........................... 13,123,740 – – 13,123,740
Total Assets $ 286,824,104 $ – $ 76,881 $ 286,900,985
LIABILITIES
Futures Contracts* ............................... $ (216,352) $ – $ – $ (216,352)
Total Liabilities $ (216,352) $ – $ – $ (216,352)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 97,024,240 $ 472,749,764 $ –
(a)
$ 569,774,004
Securities Lending Collateral ....................... 3,529,683 – – 3,529,683
Short-Term Investments ........................... 25,698,381 – – 25,698,381
Total Assets $ 126,252,304 $ 472,749,764 $ –
(a)
$ 599,002,068
LIABILITIES
Futures Contracts* ............................... $ (1,037,160) $ – $ – $ (1,037,160)
Total Liabilities $ (1,037,160) $ – $ – $ (1,037,160)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,471,473,254 $ – $ – $ 5,471,473,254
Securities Lending Collateral ....................... 3,066,167 – – 3,066,167
Short-Term Investments ........................... 202,731,623 – – 202,731,623
Total Assets $ 5,677,271,044 $ – $ – $ 5,677,271,044
LIABILITIES
Futures Contracts* ............................... $ (6,780,124) $ – $ – $ (6,780,124)
Total Liabilities $ (6,780,124) $ – $ – $ (6,780,124)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 32,559,713 $ 225,003,077 $ – $ 257,562,790
Securities Lending Collateral ....................... 1,201,393 – – 1,201,393
Short-Term Investments ........................... 11,151,177 – – 11,151,177
Total Assets $ 44,912,283 $ 225,003,077 $ – $ 269,915,360
LIABILITIES
Futures Contracts* ............................... $ (509,545) $ – $ – $ (509,545)
Total Liabilities $ (509,545) $ – $ – $ (509,545)
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 201,230,288 $ 86,269,250 $ –
(a)
$ 287,499,538
Short-Term Investments ........................... 31,305,225 – – 31,305,225
Futures Contracts* ............................... 299,174 – – 299,174
Forward Foreign Currency Exchange Contracts* ........ – 2,186,294 – 2,186,294
Total Return Swaps Contracts* ...................... – 119,691 – 119,691
Total Assets $ 232,834,687 $ 88,575,235 $ –
(a)
$ 321,409,922
LIABILITIES
Futures Contracts* ............................... $ (1,663,972) $ – $ – $ (1,663,972)
Forward Foreign Currency Exchange Contracts* ........ – (2,567,882) – (2,567,882)
Total Return Swaps Contracts* ...................... – (496,387) – (496,387)
Total Liabilities $ (1,663,972) $ (3,064,269) $ – $ (4,728,241)

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR Small
Cap Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global
Equity Fund and AQR International Equity Fund which are considered quantitatively insignificant for additional disclosure.
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 202,029 $ 89,895,030 $ –
(a)
$ 90,097,059
Short-Term Investments ........................... 10,000,172 – – 10,000,172
Futures Contracts* ............................... 202,961 – – 202,961
Forward Foreign Currency Exchange Contracts* ........ – 721,493 – 721,493
Total Return Swaps Contracts* ...................... – 18,561 – 18,561
Total Assets $ 10,405,162 $ 90,635,084 $ –
(a)
$ 101,040,246
LIABILITIES
Futures Contracts* ............................... $ (559,559) $ – $ – $ (559,559)
Forward Foreign Currency Exchange Contracts* ........ – (511,609) – (511,609)
Total Return Swaps Contracts* ...................... – (44,713) – (44,713)
Total Liabilities $ (559,559) $ (556,322) $ – $ (1,115,881)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 18,723,101 $ – $ 18,723,101
Foreign Government Securities ..................... – 20,798,356 – 20,798,356
Mortgage-Backed Securities ....................... – 20,090,931 – 20,090,931
U.S. Treasury Obligations ......................... – 15,599,081 – 15,599,081
Securities Lending Collateral ....................... 211,157 – – 211,157
Short-Term Investments ........................... 7,356,805 – – 7,356,805
Futures Contracts* ............................... 380,187 – – 380,187
Forward Foreign Currency Exchange Contracts* ........ – 395,907 – 395,907
Interest Rate Swap Contracts* ...................... – 852,451 – 852,451
Credit Default Swap Contracts* ..................... – 351,233 – 351,233
Total Assets $ 7,948,149 $ 76,811,060 $ – $ 84,759,209
LIABILITIES
Mortgage-Backed Securities(Sold Short) .............. $ – $ (578,698) $ – $ (578,698)
Futures Contracts* ............................... (93,440) – – (93,440)
Forward Foreign Currency Exchange Contracts* ........ – (298,736) – (298,736)
Interest Rate Swap Contracts* ...................... – (1,101,146) – (1,101,146)
Credit Default Swap Contracts* ..................... – (471,882) – (471,882)
Total Liabilities $ (93,440) $ (2,450,462) $ – $ (2,543,902)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-
traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
6. Federal Income Tax Matters
At September 30, 2021, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), non-taxable dividends from fund investments including Real Estate Investment Trusts
(“REITs”), corporate actions and differences in the tax treatment of certain swap contracts.
As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:
The differences between book basis and tax basis components of distributable earnings are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, mark to market on equity swaps, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles, capital loss carry forwards and corporate actions.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 744,497,210 $ 560,610,709 $ (7,401,930) $ 553,208,779
AQR Small Cap Multi-Style Fund ............................ 83,361,790 48,933,166 (1,085,009) 47,848,157
AQR International Multi-Style Fund .......................... 380,813,077 126,023,901 (10,133,451) 115,890,450
AQR Emerging Multi-Style II Fund ........................... 465,698,085 182,662,918 (10,130,791) 172,532,127
AQR Large Cap Momentum Style Fund ....................... 733,831,676 429,847,616 (4,018,382) 425,829,234
AQR Small Cap Momentum Style Fund ....................... 203,157,175 88,264,103 (4,736,645) 83,527,458
AQR International Momentum Style Fund ..................... 427,163,928 173,935,287 (3,134,307) 170,800,980
AQR Large Cap Defensive Style Fund ........................ 3,484,927,222 2,193,241,244 (7,677,546) 2,185,563,698
AQR International Defensive Style Fund ...................... 218,509,982 55,562,724 (4,666,891) 50,895,833
AQR Global Equity Fund .................................. 261,175,517 66,196,391 (10,690,227) 55,506,164
AQR International Equity Fund ............................. 91,104,108 13,168,886 (4,348,629) 8,820,257
AQR Core Plus Bond Fund ................................ 83,597,210 1,077,108 (1,510,969) (433,861)
FUND
CURRENT
DISTRIBUTABLE
ORDINARY
INCOME
CURRENT
DISTRIBUTABLE
LONG TERM
CAPITAL GAIN OR
TAX BASIS
CAPITAL LOSS
CARRYFORWARDS
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
POST
OCTOBER
CAPITAL OR
LATE YEAR
ORDINARY
LOSS
DEFERRALS
OTHER
TEMPORARY
DIFFERENCES
TOTAL
ACCUMULATED
EARNINGS
AQR Large Cap Multi-Style Fund $ 45,042,225 $ 90,220,656 $ 553,208,779 $ — $ — $ 688,471,660
AQR Small Cap Multi-Style Fund . 171,213 6,916,093 47,848,157 — — 54,935,463
AQR International Multi-Style Fund 12,621,248 (15,482,189) 115,882,827 — — 113,021,886
AQR Emerging Multi-Style II Fund 12,474,453 (20,563,685) 170,895,989 — — 162,806,757
AQR Large Cap Momentum Style
Fund .................... 23,351,960 146,597,555 425,829,215 — — 595,778,730
AQR Small Cap Momentum Style
Fund .................... 10,357,880 43,957,349 83,527,458 — — 137,842,687
AQR International Momentum Style
Fund .................... 9,998,614 (18,380,000) 170,808,415 — — 162,427,029
AQR Large Cap Defensive Style
Fund .................... 44,799,560 79,227,564 2,185,563,698 — (698,819) 2,308,892,003
AQR International Defensive Style
Fund .................... 6,395,057 (6,394,223) 50,888,548 — — 50,889,382
AQR Global Equity Fund ....... 11,729,099 25,405,554 55,482,416 — (425,437) 92,191,632
AQR International Equity Fund .. 3,800,300 (5,747,419) 8,822,462 — (1,641,204) 5,234,139
AQR Core Plus Bond Fund ..... — 1,487,598 (293,038) (46,620) (46,802) 1,101,138

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
As of September 30, 2021, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain capital losses permanently lost due to limitation and redemptions utilized as distributions. The result of operations and net assets were not affected by the reclassifications.
.
The tax character of distributions paid during the fiscal year-ends September 30, 2021 and September 30, 2020 were as follows:
During the year ended September 30, 2021, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund .................................................. $ (23,904,962) $ 23,904,962
AQR Small Cap Multi-Style Fund ................................................... (354,063) 354,063
AQR International Multi-Style Fund ................................................. (12,673,533) 12,673,533
AQR Emerging Multi-Style II Fund .................................................. (3,583,252) 3,583,252
AQR Large Cap Momentum Style Fund .............................................. (9,717,005) 9,717,005
AQR Small Cap Momentum Style Fund .............................................. (4,250,847) 4,250,847
AQR International Momentum Style Fund ............................................ (21,047,508) 21,047,508
AQR Large Cap Defensive Style Fund ............................................... (2,721,601) 2,721,601
AQR Global Equity Fund ......................................................... (1,988,331) 1,988,331
AQR International Equity Fund .................................................... 32,374 (32,374)
AQR Core Plus Bond Fund ....................................................... (8,082) 8,082
SEPTEMBER 30, 2021 SEPTEMBER 30, 2020
FUND
ORDINARY
INCOME
CAPITAL
GAINS
ORDINARY
INCOME
CAPITAL
GAINS
AQR Large Cap Multi-Style Fund ................................... $ 15,172,346 $ 90,432,973 $ 17,174,906 $ 54,502,406
AQR Small Cap Multi-Style Fund .................................... 2,073,914 — 5,648,012 338,822
AQR International Multi-Style Fund .................................. 4,981,295 — 8,028,157 —
AQR Emerging Multi-Style II Fund ................................... 6,359,162 — 8,915,691 —
AQR Large Cap Momentum Style Fund ............................... 9,727,763 105,959,643 9,953,497 78,738,688
AQR Small Cap Momentum Style Fund ............................... 3,717,396 9,874,931 1,463,078 10,013,730
AQR International Momentum Style Fund ............................. 5,217,246 — 10,514,986 —
AQR Large Cap Defensive Style Fund ................................ 82,000,865 — 63,891,848 —
AQR International Defensive Style Fund .............................. 3,978,985 — 6,052,641 —
AQR Global Equity Fund .......................................... 4,477,784 — 4,612,611 —
AQR International Equity Fund ..................................... 3,696,493 — 6,978,918 —
AQR Core Plus Bond Fund ........................................ 4,367,250 1,567,289 3,007,150 111,535
FUND SHORT-TERM LONG-TERM
AQR Large Cap Multi-Style Fund .......................................................... $ 2,969,309 $ –
AQR Small Cap Multi-Style Fund ........................................................... 41,210,747 –
AQR International Multi-Style Fund ......................................................... 16,332,586 1,259,120
AQR Emerging Multi-Style II Fund .......................................................... 8,218,478 –
AQR International Momentum Style Fund .................................................... 33,279,767 –
AQR Large Cap Defensive Style Fund ....................................................... 92,161,993 –
AQR International Defensive Style Fund ..................................................... 750,444 1,164,455
AQR Global Equity Fund ................................................................. 23,314,265 –
AQR International Equity Fund ............................................................ 18,620,172 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
As of September 30, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
In connection with the Reorganizations described in Note 2, certain of the Acquiring Funds acquired capital loss carryforwards as noted in the table below. In addition to the acquired capital loss carryforwards, the Acquiring Funds also acquired unrealized capital losses. The yearly utilization of the acquired capital loss carryforwards and unrealized capital losses may be limited by the Internal Revenue Code.
In conjunction with the Reorganizations described in Note 2, certain Target Funds inadvertently failed to distribute to their respective shareholders sufficient investment company taxable income or net capital gains for the tax years ending on the Reorganization dates of March 8, 2021 and March 15,
2021, respectively, as required by Subchapter M of the Internal Revenue Code. In order to meet the distribution requirements under Subchapter M to maintain 'RIC" status, the respective Acquiring Funds each paid a “deficiency dividend,” as described in Section 860(f) of the Internal Revenue Code, in the amounts below on May 27, 2021:
The payments of these dividends fulfill each Fund's distribution requirements for RIC qualification purposes, thereby preserving each Fund's RIC status.
7. Investment Transactions
During the year ended September 30, 2021, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund
*
................................................. $ 15,482,189 $ —
AQR Emerging Multi-Style II Fund .................................................. 20,563,685 —
AQR International Momentum Style Fund
*
............................................ 18,380,000 —
AQR International Defensive Style Fund ............................................. — 6,394,223
AQR International Equity Fund .................................................... 5,747,419 —
*
Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
ACQUIRING FUND  TARGET FUND  SHORT-TERM  LONG TERM
AQR Large Cap Multi-Style Fund  AQR TM Large Cap Multi-Style Fund  $2,969,309 $—
AQR Small Cap Multi-Style Fund  AQR TM Small Cap Multi-Style Fund  108,184 —
AQR International Multi-Style Fund  AQR TM International Multi-Style Fund  10,761,920 1,259,120
AQR Emerging Multi-Style II Fund  AQR Emerging Multi-Style Fund  3,183,710 —
AQR International Momentum Style Fund  AQR TM International Momentum Style Fund  20,673,082 —
ACQUIRING FUND  TARGET FUND  ORDINARY INCOME  CAPITAL GAINS
AQR Large Cap Momentum Style Fund  AQR TM Large Cap Momentum Style Fund  — $ 6,125,047
AQR Small Cap Momentum Style Fund  AQR TM Small Cap Momentum Style Fund  — 451,801
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Large Cap Multi-Style Fund ........................... $ 715,462,858 $ 1,097,185,215 $ — $ —
AQR Small Cap Multi-Style Fund ............................ 79,603,660 277,539,972 — —
AQR International Multi-Style Fund .......................... 234,766,356 236,757,268 — —
AQR Emerging Multi-Style II Fund ........................... 395,372,589 303,990,226 — —
AQR Large Cap Momentum Style Fund ....................... 957,776,516 1,097,876,692 — —
AQR Small Cap Momentum Style Fund ....................... 254,714,138 322,393,964 — —
AQR International Momentum Style Fund ..................... 419,638,901 450,914,034 — —
AQR Large Cap Defensive Style Fund ........................ 960,647,073 2,294,276,930 — —
AQR International Defensive Style Fund ...................... 107,643,525 70,542,614 — —
AQR Global Equity Fund .................................. 281,255,470 304,510,647 — —
AQR International Equity Fund ............................. 91,796,566 117,113,532 — —
AQR Core Plus Bond Fund ................................ 734,647,303 794,815,298 578,082,311 578,375,946

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
During the year ended September 30, 2021, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at September 30, 2021.
FUND PURCHASES SALES
AQR Core Plus Bond Fund ............................................................... $ 122,244,414 $ 146,995,320
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: 1,226,217 74,349 1,023,711 1,060,013
Unrealized Depreciation on Futures Contracts
*
................. $ (1,226,217) $ (74,349) $ (1,023,711) $ (1,060,013)
1,226,217 74,349 1,023,711 1,060,013
Net Fair Value of Derivative Contracts: (2,452,434) (148,698) (2,047,422) (2,120,026)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (1,226,217) (74,349) (1,023,711) (1,060,013)
2,452,434 148,698 2,047,422 2,120,026
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: 1,827,512 216,352 1,037,160 6,780,124
Unrealized Depreciation on Futures Contracts
*
................. $ (1,827,512) $ (216,352) $ (1,037,160) $ (6,780,124)
1,827,512 216,352 1,037,160 6,780,124
Net Fair Value of Derivative Contracts: (3,655,024) (432,704) (2,074,320) (13,560,248)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (1,827,512) (216,352) (1,037,160) (6,780,124)
3,655,024 432,704 2,074,320 13,560,248
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Equity Risk Exposure: 509,545 2,579,224 825,795 –
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 299,174 $ 202,961 $ –
Swaps at Value (Assets) .................................. – 119,691 18,561 –
Unrealized Depreciation on Futures Contracts
*
................. (509,545) (1,663,972) (559,559) –
Swaps at Value (Liabilities) ................................ – (496,387) (44,713) –
509,545 2,579,224 825,795 –
Foreign Exchange Rate Risk Exposure: – 4,754,176 1,233,092 694,643
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. – 2,186,294 721,493 395,907
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. – (2,567,882) (511,609) (298,736)
– 4,754,176 1,233,092 694,643
Interest Rate Risk Exposure: – – – 2,427,220
Unrealized Appreciation on Futures Contracts
*
.................. – – – 380,187
Swaps at Value (Assets) .................................. – – – 852,451
Unrealized Depreciation on Futures Contracts
*
................. – – – (93,440)
Swaps at Value (Liabilities) ................................ – – – (1,101,146)
– – – 2,427,220
Credit Risk Exposure: – – – 823,116
Swaps at Value (Assets) .................................. – – – 351,233
Swaps at Value (Liabilities) ................................ – – – (471,882)

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2021
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
– – – 823,116
Net Fair Value of Derivative Contracts: (1,019,090) (4,246,164) (555,618) (354,772)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (509,545) (1,364,798) (356,598) 286,747
Swaps at Value ......................................... – (376,696) (26,152) (369,344)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... – (381,588) 209,884 97,171
1,019,090 4,246,164 555,618 354,772
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 18,937,232 771,491 4,169,192 5,662,756
Futures Contracts ....................................... $ 18,937,232 $ 771,491 $ 4,169,192 $ 5,662,756
18,937,232.48 771,490.85 4,169,192.46 5,662,755.55
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (1,648,199) 19,966 (838,823) (993,042)
Futures Contracts ....................................... (1,648,199) 19,966 (838,823) (993,042)
1,648,199 19,966 838,823 993,042
*
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 7,813,111 2,409,241 4,082,216 68,185,633
Futures Contracts ....................................... $ 7,813,111 $ 2,409,241 $ 4,082,216 $ 68,185,633
7,813,111.37 2,409,241.37 4,082,215.85 68,185,632.51
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (1,846,125) (35,883) (627,066) (11,597,714)
Futures Contracts ....................................... (1,846,125) (35,883) (627,066) (11,597,714)
1,846,125 35,883 627,066 11,597,714
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure: 2,261,807 7,159,527 2,499,490 –
Futures Contracts ....................................... $ 2,261,807 $ 5,684,571 $ 2,196,550 $ –
Swap Contracts ........................................ – 1,474,955 302,940 –
2,261,806.78 7,159,526.59 2,499,489.97 –
Foreign Exchange Rate Risk Exposure: – (3,681,779) (1,740,367) 387,472
Forward Foreign Currency Exchange Contracts ................. – (3,681,779) (1,740,367) 387,472
– (3,681,779) (1,740,367) 387,472
Interest Rate Risk Exposure: – – – (1,741,298)
Futures Contracts ....................................... – – – (326,377)
Swap Contracts ........................................ – – – (1,414,921)
– – – (1,741,297.55)
Credit Risk Exposure: – – – (28,044)

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Swap Contracts ........................................ – – – (28,044)
– – – (28,043.72)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure: (276,815) (2,710,532) (831,792) –
Futures Contracts ....................................... (276,815) (1,984,652) (622,932) –
Swap Contracts ........................................ – (725,880) (208,858) –
276,815 2,710,532 831,792 –
Foreign Exchange Rate Risk Exposure: – 344,037 825,996 161,743
Forward Foreign Currency Exchange Contracts ................. – (344,037) 825,996 (161,743)
– 344,037 825,996 161,743
Interest Rate Risk Exposure: – – – 550,007
Futures Contracts ....................................... – – – 532,431
Swap Contracts ........................................ – – – 17,575
– – – 550,007
Credit Risk Exposure: – – – 44,719
Swap Contracts ........................................ – – – 44,721
– – – 44,719

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds as of September 30, 2021:
AQR Global Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $7,399,966.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 1,093,047 $ (1,093,047) $ – $ – $ – $ –
GSIN ......... Total Return Swap
Contracts 30,352 (2,852) 27,500 – – 27,500
JPMC ......... Forward Foreign
Currency Exchange
Contracts 1,093,247 (1,093,247) –
JPMC ......... Total Return Swap
Contracts 89,339 (89,339) –
Total JPMC 1,182,586 (1,182,586) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,305,985 (2,278,485) 27,500 – – 27,500
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,284,811 $ (1,093,047) $ 191,764 $ – $ (191,764) $ –
CITI ........... Total Return Swap
Contracts 189,478 – 189,478 – – 189,478
GSIN .......... Total Return Swap
Contracts 2,852 (2,852) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,283,071 (1,093,247) 189,824
JPMC .......... Total Return Swap
Contracts 304,057 (89,339) 214,718
Total JPMC 1,587,128 (1,182,586) 404,542 – (404,542) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,064,269 (2,278,485) 785,784 – (596,306) 189,478

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
AQR International Equity Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,288,520.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG ......... Forward Foreign
Currency Exchange
Contracts $ 360,538 $ (255,827) $ 104,711 $ – $ (60,002) $ 44,709
GSIN ......... Total Return Swap
Contracts 6,348 (6,348) – – – –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 360,955 (255,782) 105,173
JPMC ......... Total Return Swap
Contracts 12,213 (12,213) –
Total JPMC 373,168 (267,995) 105,173 – – 105,173
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 740,054 (530,170) 209,884 – (60,002) 149,882
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 255,827 $ (255,827) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 24,800 (6,348) 18,452 – (18,452) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 255,782 (255,782) –
JPMC .......... Total Return Swap
Contracts 19,913 (12,213) 7,700
Total JPMC 275,695 (267,995) 7,700 – (7,700) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 556,322 (530,170) 26,152 – (26,152) –

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
AQR Core Plus Bond Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 37,084 and total additional collateral pledged was $ 826,369.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI .......... Forward Foreign
Currency Exchange
Contracts $ 219,824 $ (156,908) $ 62,916 $ – $ (62,916) $ –
JPMC ......... Forward Foreign
Currency Exchange
Contracts 176,083 (141,828) 34,255 – – 34,255
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 395,907 (298,736) 97,171 – (62,916) 34,255
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 156,908 $ (156,908) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 141,828 (141,828) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 298,736 (298,736) – – – –

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
For the year ended September 30, 2021, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR
LARGE CAP
MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 66,739,279 $ 5,538,485 $ 18,090,917 $ 23,973,846 $ 28,782,244
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 45,341,263 4,511,640 23,236,750 29,396,160 45,771,038
Ending Notional Balance - Short – – – – –
*
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 8,683,264 $ 19,805,052 $ 164,866,379 $ 13,475,984 $ 89,499,090
Average Notional Balance - Short – – – – 56,498,127
Ending Notional Balance - Long 11,224,080 24,256,900 157,082,763 11,788,400 81,555,526
Ending Notional Balance - Short – – – – 51,806,335
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 232,822,390
Average Settlement Value - Sold – – – – 196,320,562
Ending Value - Purchased – – – – 225,030,134
Ending Value - Sold – – – – 198,594,467
Total Return Swaps:
Average Notional Balance - Long – – – – 17,519,899
Average Notional Balance - Short – – – – 10,812,559
Ending Notional Balance - Long – – – – 19,278,945
Ending Notional Balance - Short – – – – 8,218,226

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to an investment management agreement entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each
Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
*
AQR
INTERNATIONAL
EQUITY FUND
AQR CORE
PLUS BOND
FUND
Futures Contracts:
Average Notional Balance - Long $ 35,079,504 $ 31,554,887
Average Notional Balance - Short 21,259,916 25,803,536
Ending Notional Balance - Long 30,420,896 8,914,547
Ending Notional Balance - Short 22,663,140 20,962,376
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 71,404,606 27,848,326
Average Settlement Value - Sold 54,151,985 42,494,682
Ending Value - Purchased 60,274,825 19,258,126
Ending Value - Sold 45,980,948 37,969,096
Credit Default Swaps:
Average Notional Balance - Buy Protection – 18,790,000
Average Notional Balance - Sell Protection – 15,938,000
Ending Notional Balance - Buy Protection – 19,860,000
Ending Notional Balance - Sell Protection – 10,200,000
Total Return Swaps:
Average Notional Balance - Long 8,241,418 –
Average Notional Balance - Short 5,462,566 –
Ending Notional Balance - Long 7,037,729 –
Ending Notional Balance - Short 531,683 –
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate – 248,207,602
Average Notional Balance - Receives Fixed Rate – 228,751,443
Ending Notional Balance - Pays Fixed Rate – 155,297,358
Ending Notional Balance - Receives Fixed Rate – 170,572,073
*
Notional values as of each quarter end are used to calculate the average represented.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund .......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ......................................................................... 0.55(a)
AQR Large Cap Momentum Style Fund ..................................................................... 0.25
AQR Small Cap Momentum Style Fund ..................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ...................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ................................................................................ 0.60
AQR International Equity Fund ........................................................................... 0.65
AQR Core Plus Bond Fund .............................................................................. 0.32
(a) Effective March 8, 2021, the Advisory Fee was reduced from 0.60% to 0.55%

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2022 for Class I, N, and R6 shares(a). Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the
Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of
(i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture. Allowable repayment amounts for the Acquiring Funds were not impacted as a result of the Reorganizations.
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund ..................................................... 0.15 0.15 0.05
AQR Large Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund ............................................................ 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10
AQR Core Plus Bond Fund .......................................................... 0.15 0.15 0.05

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
For the year ended September 30, 2021, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at September 30, 2021 are as follows:
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30 ,
2021 2021 20 22 20 23 20 24
AQR LARGE CAP MULTI-STYLE FUND
Class I ........... $ 12,221 $ 20,377 $ – $ 8,156 $ 12,221
Class N ........... 607 4,554 2,300 1,647 607
Class R6 .......... 50,987 148,987 29,243 68,757 50,987
Totals $ 63,815 $ 173,918 $ 31,543 $ 78,560 $ 63,815
AQR SMALL CAP MULTI-STYLE FUND
Class I ........... $ 66,045 $ 97,531 $ 9,987 $ 21,499 $ 66,045
Class N ........... 9,708 14,468 1,673 3,087 9,708
Class R6 .......... 78,045 361,234 121,142 162,047 78,045
Totals $ 153,798 $ 473,233 $ 132,802 $ 186,633 $ 153,798
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ........... $ 36,313 $ 116,873 $ 48,136 $ 32,424 $ 36,313
Class N ........... 2,758 9,643 3,854 3,031 2,758
Class R6 .......... 181,220 502,360 177,061 144,079 181,220
Totals $ 220,291 $ 628,876 $ 229,051 $ 179,534 $ 220,291
AQR EMERGING MULTI-STYLE II FUND
Class I ........... $ 38,023 $ 95,012 $ 25,888 $ 31,101 $ 38,023
Class N ........... 2,289 4,021 985 747 2,289
Class R6 .......... 404,749 1,022,117 279,500 337,868 404,749
Totals $ 445,061 $ 1,121,150 $ 306,373 $ 369,716 $ 445,061
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ........... $ 50,356 $ 184,311 $ 38,435 $ 95,520 $ 50,356
Class N ........... 4,053 18,820 6,398 8,369 4,053
Class R6 .......... 12,805 49,392 10,380 26,207 12,805
Totals $ 67,214 $ 252,523 $ 55,213 $ 130,096 $ 67,214
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ........... $ 116,031 $ 381,768 $ 144,457 $ 121,280 $ 116,031
Class N ........... 3,634 8,579 1,986 2,959 3,634
Class R6 .......... 38,381 83,357 12,412 32,564 38,381
Totals $ 158,046 $ 473,704 $ 158,855 $ 156,803 $ 158,046
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ........... $ 128,506 $ 433,676 $ 174,075 $ 131,095 $ 128,506
Class N ........... 28,868 72,085 20,137 23,080 28,868
Class R6 .......... 70,444 171,718 40,397 60,877 70,444
Totals $ 227,818 $ 677,479 $ 234,609 $ 215,052 $ 227,818
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 3,185 40,081 6,286 30,610 3,185
Class R6 .......... 11,516 119,177 – 107,661 11,516
Totals $ 14,701 $ 159,258 $ 6,286 $ 138,271 $ 14,701
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ........... $ 105,567 $ 404,030 $ 174,650 $ 123,813 $ 105,567
Class N ........... 7,842 21,507 5,488 8,177 7,842
Class R6 .......... 86,682 176,936 28,846 61,408 86,682
Totals $ 200,091 $ 602,473 $ 208,984 $ 193,398 $ 200,091
AQR GLOBAL EQUITY FUND
Class I ........... $ 3,168 $ 30,884 $ 20,145 $ 7,571 $ 3,168
Class N ........... 1,304 2,534 507 723 1,304
Class R6 .......... 60,854 120,507 20,740 38,913 60,854
Totals $ 65,326 $ 153,925 $ 41,392 $ 47,207 $ 65,326

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
During the year ended September 30, 2021, the Funds repaid to the Advisor amounts previously waived or reimbursed as follows:
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
11. Principal Risks and Concentrations
The Core Plus Bond Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk).
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
SEPTEMBER 30,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
SEPTEMBER 30,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
SEPTEMBER 30,
2021 2021 2022 2023 2024
AQR INTERNATIONAL EQUITY FUND
Class I ........... $ 97,911 $ 292,637 $ 116,191 $ 78,535 $ 97,911
Class N ........... 2,183 8,022 3,711 2,128 2,183
Class R6 .......... 84,421 128,922 18,088 26,413 84,421
Totals $ 184,515 $ 429,581 $ 137,990 $ 107,076 $ 184,515
AQR CORE PLUS BOND FUND
Class I ........... $ 129,509 $ 224,733 $ 20,579 $ 74,645 $ 129,509
Class N ........... 1,169 4,300 1,908 1,223 1,169
Class R6 .......... 87,662 473,776 246,235 139,879 87,662
Totals $ 218,340 $ 702,809 $ 268,722 $ 215,747 $ 218,340
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ........................................... $ 16,971 $ 104 $ 11,215
AQR Large Cap Momentum Style Fund ....................................... 36,590 145 853
AQR Large Cap Defensive Style Fund ........................................ – 26,721 83,536
AQR International Equity Fund ............................................. – 689 –

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term deposits between major international banks (LIBOR rates are available for five currencies - CHF, EUR, GBP, JPY, USD - across a range of tenors). On July 27, 2017, the head of the United Kingdom ("UK") Financial Conduct
Authority ("FCA") announced a desire to phase out the use of LIBOR. The FCA has confirmed that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (1) immediately after December 31, 2021, in the case of all British Pound, Euro, Swiss Franc and
Japanese Yen settings, and the 1-week and 2-month USD settings; and (2) immediately after June 30, 2023, in the case of the remaining USD settings.
Regulators and industry working groups have suggested alternative reference rates, and global consensus is growing around the process for amending existing contracts or instruments to transition away from LIBOR. There does remain some uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Funds' performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-
governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the pandemic spread of the novel coronavirus known as
COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.
During the reporting period, average borrowings under the Interfund Lending Program were as follows:
There were no open borrowings as of September 30, 2021 by any of the Funds.
13. Line of Credit
Effective March 20, 2021 and terminating on March 19, 2022, all funds within the Trust, with the exception of the AQR Diversifying Strategies
Fund, renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.25% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee and allocated to each participating fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under the Agreement, and each Fund's allocated commitment fee, is included in Interest expense in the Statements of Operations.
There were no open borrowings as of September 30, 2021 by any of the Funds.
The Funds had the following borrowings during the period:
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
PAID
AQR Large Cap Multi-Style Fund ....................................... $ 6,900,000 0.56% $ 532
AQR International Defensive Style Fund .................................. 400,000 0.55 12
AQR Global Equity Fund .............................................. 22,375,000 0.55 2,710
AQR Core Plus Bond Fund ............................................ 5,000,000 0.58 79
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................................... $22,000,000 1.09% 6 $3,997
AQR Small Cap Multi-Style Fund ....................................... 14,400,000 1.09 5 2,180
AQR Small Cap Momentum Style Fund .................................. 1,500,000 1.09 6 273
AQR Core Plus Bond Fund ........................................... 8,000,000 1.08 1 240

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
14. Principal Ownership
As of September 30, 2021, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, “Reference Rate Reform
(Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. In January 2021, the FASB issued ASU No. 2021-01 with further amendments to Topic 848. Together, the ASUs provide optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. The ASUs are elective and are effective for certain reference rate-related contract modifications that occur during the period March
12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule
18f-4 will replace the current requirements on funds to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments with a requirement to ensure a Fund has a derivatives risk management program consistent with Rule 18f-4, along with other requirements such as compliance with a specific value-at-risk (“VaR”)
based limit on leverage risk. The Board of Trustees will have an oversight role in ensuring these new requirements are being taken into account and will appoint a derivatives risk manager to handle the day-to-day responsibilities of the derivatives risk management program.
In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940
Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule
31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments, effective as of the 2a-5 compliance date. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is
September 8, 2022. A fund is not required to comply with the rules until the compliance date. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.
16. Subsequent Events
At a meeting held on November 9, 2021, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Core Plus Bond Fund. Prior to the Liquidation Date (as defined below), in addition to the Fund's typical monthly income distributions and scheduled December 2021 annual capital gains distribution, the Fund may declare one or more additional dividends to all holders of record as of a date or dates to be determined consisting of any undistributed income and capital gains (net of available capital loss carryovers) of the Fund. Prior notice of such dividends will be posted to the
AQR Funds website at https://funds.aqr.com. On or about January 7, 2022 (the "Liquidation Date"), the Fund will make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 92.58%
AQR Small Cap Multi-Style Fund ............................................ 3 89.08
AQR International Multi-Style Fund .......................................... 4 94.53
AQR Emerging Multi-Style II Fund ........................................... 4 96.63
AQR Large Cap Momentum Style Fund ....................................... 3 93.03
AQR Small Cap Momentum Style Fund ....................................... 3 91.98
AQR International Momentum Style Fund ..................................... 3 97.24
AQR Large Cap Defensive Style Fund ........................................ 6 82.68
AQR International Defensive Style Fund ...................................... 5 92.81
AQR Global Equity Fund .................................................. 3 95.35
AQR International Equity Fund ............................................. 4 78.43
AQR Core Plus Bond Fund* ............................................... 5 90.95
*
The percentage held by the Adviser and/or affiliates is 43.13%.

Notes to Financial Statements
AQR Funds | Annual Report | September 2021
September 30, 2021
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those disclosed above.

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | September 2021
To the Board of Trustees of AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International
Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International
Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Global Equity Fund, AQR International
Equity Fund and AQR Core Plus Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Core Plus Bond Fund (twelve of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of September 30, 2021, the related statements of operations for the year ended September 30,
2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2021, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
November 22, 2021
We have served as the auditor of one or more investment companies in AQR Funds since 2008.

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2021
For the fiscal year ended September 30, 2021, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended September 30, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2021:
Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2021, the foreign taxes paid for each Fund was as follows:
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 81.60%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR International Multi-Style Fund ........................................................................ 99.49%
AQR Emerging Multi-Style II Fund ......................................................................... 70.59%
AQR Large Cap Momentum Style Fund ..................................................................... 56.65%
AQR Small Cap Momentum Style Fund ..................................................................... 33.12%
AQR International Momentum Style Fund ................................................................... 89.59%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR International Defensive Style Fund .................................................................... 99.37%
AQR Global Equity Fund ................................................................................ 96.05%
AQR International Equity Fund ........................................................................... 99.83%
FUND PERCENTAGE
AQR Large Cap Multi-Style Fund ......................................................................... 81.46%
AQR Small Cap Multi-Style Fund .......................................................................... 100.00%
AQR Emerging Multi-Style II Fund ......................................................................... 0.12%
AQR Large Cap Momentum Style Fund ..................................................................... 56.38%
AQR Small Cap Momentum Style Fund ..................................................................... 33.08%
AQR Large Cap Defensive Style Fund ...................................................................... 100.00%
AQR Global Equity Fund ................................................................................ 62.33%
FUND TOTAL
AQR Large Cap Multi-Style Fund ......................................................................... $ 111,402,124
AQR Small Cap Multi-Style Fund .......................................................................... 215,327
AQR Large Cap Momentum Style Fund ..................................................................... 121,849,698
AQR Small Cap Momentum Style Fund ..................................................................... 14,570,525
AQR Large Cap Defensive Style Fund ...................................................................... 2,721,601
AQR Global Equity Fund ................................................................................ 1,987,974
AQR Core Plus Bond Fund .............................................................................. 1,567,289
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $16,058,889 $0.4176
AQR Emerging Multi-Style II Fund .......................................................... 19,434,018 0.3686
AQR International Momentum Style Fund .................................................... 13,026,848 0.4138
AQR International Defensive Style Fund ..................................................... 7,596,639 0.4232
AQR International Equity Fund ............................................................ 3,722,081 0.0353
FUND TOTAL PER SHARE
AQR International Multi-Style Fund ......................................................... $1,032,431 $0.0268
AQR Emerging Multi-Style II Fund .......................................................... 1,903,717 0.0361
AQR International Momentum Style Fund .................................................... 701,849 0.0223
AQR International Defensive Style Fund ..................................................... 625,282 0.0348
AQR International Equity Fund ............................................................ 41,957 0.0004

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | September 2021
On March 3, 2021, the AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund and AQR TM International Multi-Style Fund each paid a distribution to shareholders. It has been subsequently determined that a portion of each distribution is estimated to be a return of capital (“ROC”) as described in the table below.
Accordingly, this updated information is being provided pursuant to Rule 19a-1(e) under the 1940 Act. Such source designation and amount are for financial accounting purposes and do not reflect the tax character of the distribution; they are estimates only and are not being provided for tax reporting purposes.
Please note that each of these funds were Target Funds in the March 8, 2021 Reorganizations described in Note 2.
FUND
AMOUNT OF THE
ORIGINAL
DISTRIBUTION
AMOUNT
SUBSEQUENTLY
DETERMINED
TO BE ROC
PERCENTAGE OF
DISTRIBUTION
SUBSEQUENTLY
DETERMINED
TO BE ROC
AQR Emerging Multi-Style Fund ................................. $   4,024,514 $   486,503 12%
AQR TM Large Cap Multi-Style Fund .............................. 4,679,428 35,387 1%
AQR TM International Multi-Style Fund ............................     4,842,924     129,278 3%

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2021
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 9/30/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/21
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,064.40 0.41% $2.12
Hypothetical Return $1,000.00 $1,023.01 0.41% $2.08
Class N
Actual Return $1,000.00 $1,063.50 0.66% $3.41
Hypothetical Return $1,000.00 $1,021.76 0.66% $3.35
Class R6
Actual Return $1,000.00 $1,065.50 0.31% $1.61
Hypothetical Return $1,000.00 $1,023.51 0.31% $1.57
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $1,010.60 0.61% $3.07
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
Class N
Actual Return $1,000.00 $1,009.50 0.86% $4.33
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class R6
Actual Return $1,000.00 $1,011.70 0.51% $2.57
Hypothetical Return $1,000.00 $1,022.51 0.51% $2.59
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $1,024.20 0.56% $2.84
Hypothetical Return $1,000.00 $1,022.26 0.56% $2.84
Class N
Actual Return $1,000.00 $1,022.70 0.81% $4.11
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $1,024.20 0.46% $2.33
Hypothetical Return $1,000.00 $1,022.76 0.46% $2.33

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2021
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/21
AQR Emerging Multi-Style II Fund
Class I
Actual Return $1,000.00 $953.10 0.71% $3.48
Hypothetical Return $1,000.00 $1,021.51 0.71% $3.60
Class N
Actual Return $1,000.00 $951.70 0.96% $4.70
Hypothetical Return $1,000.00 $1,020.26 0.96% $4.86
Class R6
Actual Return $1,000.00 $953.10 0.61% $2.99
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,123.20 0.40% $2.13
Hypothetical Return $1,000.00 $1,023.06 0.40% $2.03
Class N
Actual Return $1,000.00 $1,121.80 0.65% $3.46
Hypothetical Return $1,000.00 $1,021.81 0.65% $3.29
Class R6
Actual Return $1,000.00 $1,123.70 0.30% $1.60
Hypothetical Return $1,000.00 $1,023.56 0.30% $1.52
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $1,010.20 0.61% $3.07
Hypothetical Return $1,000.00 $1,022.01 0.61% $3.09
Class N
Actual Return $1,000.00 $1,009.00 0.86% $4.33
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class R6
Actual Return $1,000.00 $1,010.60 0.51% $2.57
Hypothetical Return $1,000.00 $1,022.51 0.51% $2.59
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $1,059.40 0.55% $2.84
Hypothetical Return $1,000.00 $1,022.31 0.55% $2.79
Class N
Actual Return $1,000.00 $1,058.40 0.81% $4.18
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class R6
Actual Return $1,000.00 $1,059.50 0.45% $2.32
Hypothetical Return $1,000.00 $1,022.81 0.45% $2.28
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $1,078.70 0.34% $1.77
Hypothetical Return $1,000.00 $1,023.36 0.34% $1.72
Class N
Actual Return $1,000.00 $1,077.00 0.65% $3.38
Hypothetical Return $1,000.00 $1,021.81 0.65% $3.29
Class R6
Actual Return $1,000.00 $1,078.80 0.30% $1.56
Hypothetical Return $1,000.00 $1,023.56 0.30% $1.52

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | September 2021
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  9/30/21
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        9/30/21
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $1,032.90 0.55% $2.80
Hypothetical Return $1,000.00 $1,022.31 0.55% $2.79
Class N
Actual Return $1,000.00 $1,031.70 0.80% $4.07
Hypothetical Return $1,000.00 $1,021.06 0.80% $4.05
Class R6
Actual Return $1,000.00 $1,033.60 0.45% $2.29
Hypothetical Return $1,000.00 $1,022.81 0.45% $2.28
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $1,020.50 0.81% $4.10
Hypothetical Return $1,000.00 $1,021.01 0.81% $4.10
Class N
Actual Return $1,000.00 $1,018.80 1.06% $5.36
Hypothetical Return $1,000.00 $1,019.75 1.06% $5.37
Class R6
Actual Return $1,000.00 $1,020.40 0.71% $3.60
Hypothetical Return $1,000.00 $1,021.51 0.71% $3.60
AQR International Equity Fund
Class I
Actual Return $1,000.00 $979.30 0.86% $4.27
Hypothetical Return $1,000.00 $1,020.76 0.86% $4.36
Class N
Actual Return $1,000.00 $978.00 1.10% $5.45
Hypothetical Return $1,000.00 $1,019.55 1.10% $5.57
Class R6
Actual Return $1,000.00 $979.00 0.76% $3.77
Hypothetical Return $1,000.00 $1,021.26 0.76% $3.85
AQR Core Plus Bond Fund
Class I
Actual Return $1,000.00 $1,017.60 0.47% $2.38
Hypothetical Return $1,000.00 $1,022.71 0.47% $2.38
Class N
Actual Return $1,000.00 $1,016.60 0.72% $3.64
Hypothetical Return $1,000.00 $1,021.46 0.72% $3.65
Class R6
Actual Return $1,000.00 $1,018.00 0.37% $1.87
Hypothetical Return $1,000.00 $1,023.21 0.37% $1.88

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | September 2021
September 30, 2021
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich
Plaza, Greenwich CT 06830.
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENTOR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
Brian Posner, M.B.A., 1961 Chairman of the Board,
since 2020; Trustee,
since 2011
President, Point Rider Group LLC (since
2008) (consulting)
34 Biogen Inc. (since 2008);
Arch Capital Group
(since 2010); Bioverativ
Inc. (2017-2018)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Independent Consultant (retired) (2014-
2020)
34 Nuveen Exchange
Traded Commodities
Funds (2012-2016)
William L. Atwell, M.B.A.,
1950
Trustee, since 2011 Consultant, Atwell Partners, LLC (retired)
(2012-2019) (consulting)
34 Webster Financial
Corporation (since 2014);
Blucora, Inc. (2017-2019)
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(since 2009) (banking)
34
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
34 Exchange Traded
Concepts Trust (since
2011)
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
34 None
Officers
Ted Pyne, M.B.A., Ph.D., 1966 Chief Executive Officer
and President, since
2020
Principal, AQR Capital Management, LLC
(since 2016)
34 None
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance, AQR Capital
Management, LLC (since 2013)
N/A N/A
Heather Bonner, CPA,
1977
Chief Financial Officer,
since 2014; Treasurer,
since 2018
Managing Director, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and Co-Chief Operating Officer,
AQR Capital Management, LLC (since
1998)
N/A N/A
Nicole DonVito, J.D.,
1979
Chief Legal Officer, since
2014; Vice President,
since 2009
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A
John Hadermayer, J.D., 1977 Secretary, since 2018 AQR Capital Management, LLC (since
2013)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal, AQR Capital Management, LLC
(since 2012)
N/A N/A
Matthew Plastina, 1970 Assistant Treasurer,
since 2020
Vice President, AQR Capital Management,
LLC (since 2018); Executive Director, JP
Morgan Investment Management (2010-
2018)
N/A N/A

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2021
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) held a telephonic meeting on May 17-18 and 20, 2021 (the “Meeting”) to consider the continuation of the (i) Third Amended and Restated Investment Management
Agreement between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Global Equity Fund, AQR International Defensive
Style Fund, AQR International Equity Fund, AQR International Momentum Style Fund, AQR International Multi-Style Fund, AQR Large Cap Defensive
Style Fund, AQR Large Cap Momentum Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Small Cap Multi-
Style Fund and AQR Emerging Multi-Style II Fund, and certain other series of the Trust (the “Investment Management Agreement”); and (ii) Investment
Management Agreement II, as amended, between AQR and the Trust, on behalf of the AQR Core Plus Bond Fund and certain other series of the Trust
(the “Investment Management Agreement II”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the
“Funds.” The Investment Management Agreement and the Investment Management Agreement II are referred to together herein as the “Management
Agreement,” as applicable and as the context suggests.
During the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (iv) financial information for AQR and a profitability analysis showing
AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.
At the Meeting the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by AQR; (b)
the investment performance of the Fund and AQR’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by AQR from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against AQR.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by AQR . The Board Members reviewed the services that AQR provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of AQR’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the
Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of AQR regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of each Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of AQR regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’
liquidity risk management program, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the
Management Agreement were of a high quality and benefit the Funds.
Investment Performance of the Funds and AQR ’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and AQR’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board was cognizant of the fact that in some cases, Fund performance was challenged over certain measurement periods in comparison to a
Fund’s Performance Peers, and considered AQR’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
Representatives from AQR noted the underperformance of the value factor, which tends to favor cheaper companies with modest future growth forecasts, which contributed to the relative underperformance of certain of the Funds that utilize the value factor in their strategies. The Board also noted
the recent rebound in value stocks that contributed to outperformance for certain strategies during the first quarter of 2021. AQR indicated it remains confident in its fundamentally-oriented philosophy and disciplined systematic investment approach to managing the Funds.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2021
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its
Performance Peers or benchmark.
The Board discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered AQR’s performance in managing other registered investment companies and private funds, noting that other funds AQR manages might have investment objectives, policies or restrictions different from those of the
Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by AQR from the Relationship with the Funds. The Board, including the
Independent Board Members, received information regarding the management fees paid by the Funds to AQR pursuant to the Management Agreement.
The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the
Funds and the costs incurred by and benefits to AQR in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). AQR also provided a supplemental report prepared by Broadridge comparing the fee components of the Multi-Style, Momentum Style and Defensive Style Funds to the fee
components of exchange-traded funds with comparable investment strategies.
The Board noted that, as of December 31, 2020, net expenses and contractual management fees for each of the Multi-Style, Momentum Style and
Defensive Style Funds, as well as the AQR Core Plus Bond Fund, were below the median compared to their Expense Peers. The Board noted the contractual management fee reductions for the Multi-Style Funds that took effect on July 1, 2020. The Board further recognized that seven recent fund reorganizations combined Multi-Style Funds and Momentum Style Funds with similar investment strategies, resulting in fixed costs being spread across a larger asset base for each surviving Fund. These reorganizations are expected to result in lower gross expense ratios, and the same or lower net expense ratios, for shareholders of the Funds involved in the reorganizations.
The Board also reviewed information regarding the fees AQR charges for other funds and accounts managed by AQR, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by AQR to the Funds in contrast to the limited role of AQR when it sub-advises third party mutual funds or advises separate accounts or hedge funds.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities. AQR provided the Board
Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s profitability was not excessive.
Economies of Scale AQR provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, AQR presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes. It also provided Morningstar data for the purpose of showing the management fee for each Fund at higher asset levels relative to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The
Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the
Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered AQR’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations, which could ultimately benefit Fund shareholders. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that the Funds had undertaken to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

Board Approval of Investment Advisory Agreements (Unaudited)
AQR Funds | Annual Report | September 2021
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that AQR or its affiliates may derive from its relationship with the
Funds, both tangible and intangible, noting that no payments are received by AQR from the Funds beyond the fees under the Management Agreement.
The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates.
AQR may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding
AQR’s brokerage and soft dollar practices, noting that AQR does not presently intend to make use of soft dollars to acquire third-party research. The
Board considered that AQR is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by AQR to the Funds, as well as the costs incurred and benefits to be gained by AQR in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The
Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Liquidity Risk Management Program (Unaudited)
AQR Funds | Annual Report | September 2021
The U.S. Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires the AQR Funds (the “Trust”) to adopt and implement a program reasonably designed to assess and manage the “liquidity risk” of each series of the Trust
(the “Funds”). Pursuant to the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the
Fund without significant dilution of remaining investors’ interests in the Fund.
The Trust, on behalf of each Fund, has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the
“Program”). The Trust’s Board of Trustees (the “Board”) has designated AQR Capital Management, LLC, investment adviser to each Fund (“AQR”), as the administrator of the Program (“Program Administrator”) for each Fund. The Program Administrator is responsible for overseeing the day-to-day operations of the Program. As part of the Program, the Program Administrator identifies illiquid investments, categorizes the relative liquidity of the
Funds’ investments in accordance with the Liquidity Rule and assesses, manages, and periodically reviews the Funds’ liquidity risk. Among other things, the Liquidity Rule requires that a written report be provided by the Program Administrator to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum
(“HLIM”) established for a Fund, if any, and any material changes to the Program.
At a meeting of the Board held on May 18, 2021, the Board reviewed AQR’s written report (the “Report”) concerning the operation, adequacy and effectiveness of the Program for the period from April 1, 2020 through March 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Program and the practices implemented, and the information and factors considered by AQR in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such practices, information and factors included, among other things:
1) An overview of AQR’s practices with respect to the assessment, management and periodic review of each Fund’s liquidity risk;
2) A summary of material changes or findings with respect to the Program, if any, during the Reporting Period;
3) A review of the inputs and outputs utilized in connection with the Program, particularly the methodologies used and metrics analyzed;
4) A summary of the Funds’ compliance with the requirements under the Liquidity Rule and the Program, including, among other things, the
15% limit on investments in illiquid investments and monitoring of highly liquid investments to determine whether a Fund is required to set a highly liquid investment minimum;
5) An overview of the Funds’ other sources of liquidity (e.g., credit facility and inter-fund borrowing); and
6) An overall assessment of the effectiveness of the Program with respect to managing each Fund’s liquidity risk, including, among other things assessing whether the Fund’s strategy remains appropriate for an open-end fund structure.
The Report stated that there were no material changes in the liquidity profile of the Funds during the Reporting Period. While the COVID-19 market crisis did not materially impact the liquidity profile of the Funds, the Program Administrator adopted enhancements to the Program during the Reporting Period.
Based on the above information and factors, among others, the Program Administrator has concluded, and reported to the Board, that the Program is adequate and operating effectively for the assessment, monitoring and management of liquidity risks for each Fund.

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, September 30
, 2021
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2021 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee.  Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2020 and September 30, 2021 were:

	2020	2021
Audit Fees (a)	$671,787	$539,520
Audit Related Fees (b)	$77,000	$0
Tax Fees (c)	$24,610	$195,000
All Other Fees (d)	$675	$2,061
Total:	$774,072	$736,581

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s September 30, 2020 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2020 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement and review of the N-14 filing. There were no audit-related services provided by PricewaterhouseCoopers LLP for the year ended September 30, 2021.

(c)           Tax Fees: The September 30, 2020 and September 30, 2021 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.  The September 30, 2020 fees relate to services provided with respect to tax reclaims. The September 30, 2021 fees relate to services provided with respect to tax compliance and tax reclaims.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2020 and September 30, 2021: $1,350 and $3,950, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Securities and Exchange Commission (“Commission”) pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
Code of Ethics
 (a)(2)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Ted Pyne
-----------------------------------
Ted Pyne,
Principal Executive Officer
November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ted Pyne
----------------------------------
Ted Pyne,
Principal Executive Officer
November 23, 2021

By: /s/ Heather Bonner
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Heather Bonner,
Principal Financial Officer
November 23, 2021